     As filed with Securities and Exchange Commission on November 6, 2006
                                                     Registration No. 333-17963
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                        Post-Effective Amendment No. 6

                               -----------------

                                   FORM S-6
                         REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933

                               -----------------

                  MetLife Investors Variable Life Account One
                          (Exact Name of Registrant)

                               -----------------

                      MetLife Investors Insurance Company
                              (Name of Depositor)
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
             (Address of Depositor's Principal Executive Offices)

                               -----------------

                    General American Life Insurance Company
                              (Name of Guarantor)
                            13045 Tesson Ferry Road
                              St. Louis, MO 63128

                               -----------------

                Name and complete address of agent for service:
                              Richard C. Pearson
                           Executive Vice President,
                         General Counsel and Secretary
                      MetLife Investors Insurance Company
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
                                (800) 989-3752

                               -----------------

                     Approximate Date of Proposed Filing:

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a) (1) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of securities being registered: (1) Modified Single Premium Variable Life Insurance Policy and (2) Guarantee related to insurance obligations under variable life insurance contracts.

Note:

This registration statement incorporates by reference the prospectus and Part
II dated May 1, 2000 as filed in Post-Effective Amendment No. 4 on April 28, 2000 pursuant to Rule 485(b) of the Securities Act of 1933 (File No. 333-17963).

The purpose of this Post-Effective Amendment No. 6 to the Registration Statement for MetLife Investors Variable Life Account One is to add the financial statements of General American Life Insurance Company to the Prospectus and certain undertakings to the Part II concerning the Guarantee agreement with General American Life Insurance Company.

                      METLIFE INVESTORS INSURANCE COMPANY
                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE

                      SUPPLEMENT DATED NOVEMBER 13, 2006
                                      TO
                        PROSPECTUSES DATED MAY 1, 2001
                        (CUSTOM SELECT FLEX VUL/ JSVUL)

                      SUPPLEMENT DATED NOVEMBER 13, 2006
                                      TO
                         PROSPECTUS DATED MAY 1, 2000
                    (MODIFIED SINGLE PREMIUM VARIABLE LIFE)

This will supplement the prospectuses dated May 1, 2001 and May 1, 2000, as supplemented. The following information is provided with respect to the Flexible Premium Variable Life Insurance Policy, the Flexible Premium Joint and Last Survivor Variable Life Insurance Policy and the Modified Single Premium Variable Life Insurance Policy (each, the "Policy") issued by MetLife Investors Insurance Company (the "Company").

METLIFE INVESTORS

For Policies issued on or before December 31, 2002, General American Life Insurance Company ("General American"), the former parent of the Company, agreed to ensure that the Company will have sufficient funds to meet its obligations under the Policies. In the event an owner or beneficiary of such a Policy presents a legitimate claim for payment, General American will pay such claim directly to the Policy owner or beneficiary if the Company is unable to make such payment. This guarantee is enforceable by such Policy owner or beneficiary against General American directly without any requirement that the Policy owner or beneficiary first file a claim against the Company. The guarantee agreement is binding on General American, its successors or assigns and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American's rating.

EXPERTS

The financial statements of the subaccounts comprising MetLife Investors Variable Life Account One as of December 31, 2005, and for each of the periods in the three years then ended included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.

The consolidated financial statements of MetLife Investors Insurance Company included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

The consolidated financial statements of General American Life Insurance Company included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively) and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

LEGAL OPINIONS

The section "Legal Opinions" in the prospectus is deleted in its entirety.

FINANCIAL STATEMENTS

The financial statements of the Registrant, Company and General American are attached. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy. The financial statements of General American have been included because for contracts issued on or before December 31, 2002, General American agreed to ensure that the Company will have sufficient funds to meet its obligations under the Policies.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of MetLife Investors Insurance Company and
Contract Owners of MetLife Investors Variable Life Account One:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Life Account One (the Separate Account) of MetLife Investors Insurance Company as of December 31, 2005, the related statements of operations and changes in net assets for each of the periods in the three-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Life Account One of MetLife Investors Insurance Company as of December 31, 2005, the results of their operations and changes in their net assets for each of the periods in the three-year period then ended, and their financial highlights for each of the periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/  Deloitte & Touche LLP

St. Louis, Missouri
March 31, 2006

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                             Met Investors
                                                    ---------------------------------------------------------------------
                                                    Lord Abbett   Lord Abbett   Lord Abbett   Lord Abbett    Met/Putnam
                                                     Growth &        Bond         Mid-Cap       Growth         Capital
                                                      Income       Debenture       Value      Opportunity   Opportunities
                                                     Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                                    -----------   -----------   -----------   -----------   -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors):
Met Investors Lord Abbett Growth & Income Portfolio $6,133,194    $        -    $        -    $        -     $        -
   222,298 shares; cost $5,159,949
Met Investors Lord Abbett Bond Debenture Portfolio           -     1,357,996             -             -              -
   110,586 shares; cost $1,348,105
Met Investors Lord Abbett Mid-Cap Value Portfolio            -             -       613,658             -              -
   27,310 shares; cost $393,522
Met Investors Lord Abbett Growth Opportunity
 Portfolio                                                   -             -             -       363,019              -
   35,625 shares; cost $268,032
Met Investors Met/Putnam Capital Opportunities
 Portfolio                                                   -             -             -             -        232,432
   14,986 shares; cost $192,893
Met Investors Lazard Mid-Cap Portfolio                       -             -             -             -              -
   43,525 shares; cost $590,039
Met Investors Met/AIM Small-Cap Growth Portfolio             -             -             -             -              -
   37,053 shares; cost $462,111
Met Investors Third Avenue Small-Cap Value
 Portfolio                                                   -             -             -             -              -
   73,668 shares; cost $1,023,465
                                                    ----------    ----------    ----------    ----------     ----------
Total Investments                                    6,133,194     1,357,996       613,658       363,019        232,432
Cash and Accounts Receivable                                 -             -             -             -              -
Due from MetLife Investors Insurance Company                 -             -            42            11              -
                                                    ----------    ----------    ----------    ----------     ----------
Total Assets                                         6,133,194     1,357,996       613,700       363,030        232,432
LIABILITIES:
Due to MetLife Investors Insurance Company                   1             -             -             -              2
                                                    ----------    ----------    ----------    ----------     ----------
NET ASSETS                                          $6,133,193    $1,357,996    $  613,700    $  363,030     $  232,430
                                                    ==========    ==========    ==========    ==========     ==========
Outstanding Units                                      403,608        99,538        23,872        24,181         16,652
Single Premium Variable Life Unit Values            $    16.94    $    14.60    $    25.86    $    15.43     $    13.96
Flexible Premium Variable Life Unit Values          $    13.12    $    13.23    $    21.71    $     8.81     $    10.88

                                                    ---------------------------
                                                                Met/AIM      Third Avenue
                                                     Lazard    Small-Cap      Small-Cap
                                                     Mid-Cap    Growth          Value
                                                    Portfolio  Portfolio      Portfolio
                                                    ---------- ----------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors):
Met Investors Lord Abbett Growth & Income Portfolio $        - $        -     $        -
   222,298 shares; cost $5,159,949
Met Investors Lord Abbett Bond Debenture Portfolio           -          -              -
   110,586 shares; cost $1,348,105
Met Investors Lord Abbett Mid-Cap Value Portfolio            -          -              -
   27,310 shares; cost $393,522
Met Investors Lord Abbett Growth Opportunity
 Portfolio                                                   -          -              -
   35,625 shares; cost $268,032
Met Investors Met/Putnam Capital Opportunities
 Portfolio                                                   -          -              -
   14,986 shares; cost $192,893
Met Investors Lazard Mid-Cap Portfolio                 594,108          -              -
   43,525 shares; cost $590,039
Met Investors Met/AIM Small-Cap Growth Portfolio             -    506,140              -
   37,053 shares; cost $462,111
Met Investors Third Avenue Small-Cap Value
 Portfolio                                                   -          -      1,223,622
   73,668 shares; cost $1,023,465
                                                    ---------- ----------     ----------
Total Investments                                      594,108    506,140      1,223,622
Cash and Accounts Receivable                                 -          -              -
Due from MetLife Investors Insurance Company                 2          1              1
                                                    ---------- ----------     ----------
Total Assets                                           594,110    506,141      1,223,623
LIABILITIES:
Due to MetLife Investors Insurance Company                   -          -              -
                                                    ---------- ----------     ----------
NET ASSETS                                          $  594,110 $  506,141     $1,223,623
                                                    ========== ==========     ==========
Outstanding Units                                       43,117     42,691         59,609
Single Premium Variable Life Unit Values
Flexible Premium Variable Life Unit Values          $    13.78 $    11.86     $    20.53

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                                Met Investors
                                                   ---------------------------------------------------------------------
                                                     Janus            MFS      T. Rowe Price Oppenheimer      PIMCO
                                                   Aggressive      Research       Mid-Cap      Capital      Inflation
                                                     Growth      International    Growth     Appreciation Protected Bond
                                                   Portfolio       Portfolio     Portfolio    Portfolio     Portfolio
                                                   ----------    ------------- ------------- ------------ --------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Janus Aggressive Growth Portfolio    $  512,308     $        -    $        -    $        -    $        -
   58,886 shares; cost $410,046
Met Investors MFS Research International Portfolio          -      1,271,985             -             -             -
   97,845 shares; cost $994,608
Met Investors T. Rowe Price Mid-Cap Growth
 Portfolio                                                  -              -     1,249,799             -             -
   147,208 shares; cost $1,041,566
Met Investors Oppenheimer Capital Appreciation
 Portfolio                                                  -              -             -     1,277,971             -
   147,062 shares; cost $1,204,540
Met Investors PIMCO Inflation Protected Bond
 Portfolio                                                  -              -             -             -       897,701
   83,275 shares; cost $899,655
Met Investors RCM Global Technology Portfolio               -              -             -             -             -
   14,994 shares; cost $67,233
Met Investors PIMCO Total Return Bond Portfolio             -              -             -             -             -
   165,273 shares; cost $1,912,292
Met Investors Harris Oakmark International
 Portfolio                                                  -              -             -             -             -
   80,599 shares; cost $1,116,127
                                                   ----------     ----------    ----------    ----------    ----------
Total Investments                                     512,308      1,271,985     1,249,799     1,277,971       897,701
Cash and Accounts Receivable                                -              -             -             -             -
Due from MetLife Investors Insurance Company               37             85             -             9             1
                                                   ----------     ----------    ----------    ----------    ----------
Total Assets                                          512,345      1,272,070     1,249,799     1,277,980       897,702
LIABILITIES:
Due to MetLife Investors Insurance Company                  -              -             1             -             -
                                                   ----------     ----------    ----------    ----------    ----------
NET ASSETS                                         $  512,345     $1,272,070    $1,249,798    $1,277,980    $  897,702
                                                   ==========     ==========    ==========    ==========    ==========
Outstanding Units                                      43,733         74,934       111,251       113,701        77,790
Single Premium Variable Life Unit Values                          $    18.74
Flexible Premium Variable Life Unit Values         $    11.72     $    16.70    $    11.23    $    11.24    $    11.54

                                                   ----------------------------------
                                                      RCM        PIMCO       Harris
                                                     Global      Total       Oakmark
                                                   Technology Return Bond International
                                                   Portfolio   Portfolio    Portfolio
                                                   ---------- ----------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Janus Aggressive Growth Portfolio    $        - $        -   $        -
   58,886 shares; cost $410,046
Met Investors MFS Research International Portfolio          -          -            -
   97,845 shares; cost $994,608
Met Investors T. Rowe Price Mid-Cap Growth
 Portfolio                                                  -          -            -
   147,208 shares; cost $1,041,566
Met Investors Oppenheimer Capital Appreciation
 Portfolio                                                  -          -            -
   147,062 shares; cost $1,204,540
Met Investors PIMCO Inflation Protected Bond
 Portfolio                                                  -          -            -
   83,275 shares; cost $899,655
Met Investors RCM Global Technology Portfolio          76,621          -            -
   14,994 shares; cost $67,233
Met Investors PIMCO Total Return Bond Portfolio             -  1,917,166            -
   165,273 shares; cost $1,912,292
Met Investors Harris Oakmark International
 Portfolio                                                  -          -    1,308,122
   80,599 shares; cost $1,116,127
                                                   ---------- ----------   ----------
Total Investments                                      76,621  1,917,166    1,308,122
Cash and Accounts Receivable                                -          -            -
Due from MetLife Investors Insurance Company                -         20            1
                                                   ---------- ----------   ----------
Total Assets                                           76,621  1,917,186    1,308,123
LIABILITIES:
Due to MetLife Investors Insurance Company                  1          -            -
                                                   ---------- ----------   ----------
NET ASSETS                                         $   76,620 $1,917,186   $1,308,123
                                                   ========== ==========   ==========
Outstanding Units                                       9,458    157,670       83,473
Single Premium Variable Life Unit Values                      $    13.21
Flexible Premium Variable Life Unit Values         $     8.10 $    11.97   $    15.67

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                           Met Investors
                                               --------------------------------------------------------------------------------
                                                Neuberger   Turner       Goldman Sachs
                                                 Berman     Mid-Cap         Mid-Cap     Defensive      Moderate     Balanced
                                               Real Estate  Growth           Value       Strategy      Strategy     Strategy
                                                Portfolio  Portfolio       Portfolio   Fund of Fund  Fund of Fund Fund of Fund
                                               ----------- ----------    ------------- ------------  ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Neuberger Berman Real Estate
 Portfolio                                     $  266,664  $        -     $        -    $        -    $        -   $        -
   18,845 shares; cost $240,285
Met Investors Turner Mid-Cap Growth Portfolio           -     159,396              -             -             -            -
   13,141 shares; cost $146,951
Met Investors Goldman Sachs Mid-Cap Value
 Portfolio                                              -           -        346,511             -             -            -
   27,632 shares; cost $339,743
Met Investors Defensive Strategy Fund of Fund           -           -              -             -             -            -
   0 shares; cost $0
Met Investors Moderate Strategy Fund of Fund            -           -              -             -       283,308            -
   26,803 shares; cost $286,176
Met Investors Balanced Strategy Fund of Fund            -           -              -             -             -      103,150
   9,446 shares; cost $101,156
Met Investors Growth Strategy Fund of Fund              -           -              -             -             -            -
   78,341 shares; cost $891,444
Met Investors Aggressive Strategy Fund of Fund          -           -              -             -             -            -
   5,841 shares; cost $69,038
                                               ----------  ----------     ----------    ----------    ----------   ----------
Total Investments                                 266,664     159,396        346,511             -       283,308      103,150
Cash and Accounts Receivable                            -           -              -             -             -            -
Due from MetLife Investors Insurance Company           74           1              -             -             -            -
                                               ----------  ----------     ----------    ----------    ----------   ----------
Total Assets                                      266,738     159,397        346,511             -       283,308      103,150
LIABILITIES:
Due to MetLife Investors Insurance Company              -           -              -             -             -            1
                                               ----------  ----------     ----------    ----------    ----------   ----------
NET ASSETS                                     $  266,738  $  159,397     $  346,511    $        -    $  283,308   $  103,149
                                               ==========  ==========     ==========    ==========    ==========   ==========
Outstanding Units                                  18,263      12,834         25,636             -         2,621          928
Single Premium Variable Life Unit Values                   $    12.53     $    13.64
Flexible Premium Variable Life Unit Values     $    14.61  $    12.42     $    13.52    $   105.45    $   108.07   $   111.15

                                               ---------------------

                                                  Growth      Aggressive
                                                 Strategy      Strategy
                                               Fund of Fund  Fund of Fund
                                               ------------  ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Neuberger Berman Real Estate
 Portfolio                                      $        -    $        -
   18,845 shares; cost $240,285
Met Investors Turner Mid-Cap Growth Portfolio            -             -
   13,141 shares; cost $146,951
Met Investors Goldman Sachs Mid-Cap Value
 Portfolio                                               -             -
   27,632 shares; cost $339,743
Met Investors Defensive Strategy Fund of Fund            -             -
   0 shares; cost $0
Met Investors Moderate Strategy Fund of Fund             -             -
   26,803 shares; cost $286,176
Met Investors Balanced Strategy Fund of Fund             -             -
   9,446 shares; cost $101,156
Met Investors Growth Strategy Fund of Fund         892,306             -
   78,341 shares; cost $891,444
Met Investors Aggressive Strategy Fund of Fund           -        68,220
   5,841 shares; cost $69,038
                                                ----------    ----------
Total Investments                                  892,306        68,220
Cash and Accounts Receivable                             -             -
Due from MetLife Investors Insurance Company             -             -
                                                ----------    ----------
Total Assets                                       892,306        68,220
LIABILITIES:
Due to MetLife Investors Insurance Company               -             -
                                                ----------    ----------
NET ASSETS                                      $  892,306    $   68,220
                                                ==========    ==========
Outstanding Units                                    7,731           579
Single Premium Variable Life Unit Values
Flexible Premium Variable Life Unit Values      $   115.42    $   117.80

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                       Met Investors                                     MetLife
                                                       ------------- -------------------------------------------------------
                                                                       Davis         Harris
                                                         VanKampen    Venture       Oakmark      Jennison        Stock
                                                         ComStock      Value        Focused       Growth         Index
                                                         Portfolio    Fund A       Value Fund    Portfolio     Portfolio
                                                       ------------- ----------    ----------    ----------    ----------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors), continued:
Met Investors VanKampen ComStock Portfolio              $   42,004   $        -    $        -    $        -    $        -
   4,039 shares; cost $41,880
Metropolitan Series Funds, Inc. (MetLife):
MetLife Davis Venture Value                                      -    2,445,776             -             -             -
   79,126 shares; cost $2,169,556
MetLife Harris Oakmark Focused Value                             -            -     1,514,829             -             -
   5,713 shares; cost $1,326,603
MetLife Jennison Growth Portfolio                                -            -             -       668,528             -
   54,001 shares; cost $546,728
MetLife Stock Index Portfolio                                    -            -             -             -     1,034,666
   31,165 shares; cost $950,328
MetLife BlackRock Money Market Portfolio                         -            -             -             -             -
   14,397 shares; cost $1,439,737
MetLife BlackRock Bond Income Portfolio                          -            -             -             -             -
   353 shares; cost $38,253
MetLife Salomon Brothers Strategic Bond Portfolio                -            -             -             -             -
   0 shares; cost $0
                                                        ----------   ----------    ----------    ----------    ----------
Total Investments                                           42,004    2,445,776     1,514,829       668,528     1,034,666
Cash and Accounts Receivable                                     -            -             -             -             3
Due from MetLife Investors Insurance Company                     -            -            20             -             -
                                                        ----------   ----------    ----------    ----------    ----------
Total Assets                                                42,004    2,445,776     1,514,849       668,528     1,034,669
LIABILITIES:
Due to MetLife Investors Insurance Company                       2            -             -             -             2
                                                        ----------   ----------    ----------    ----------    ----------
NET ASSETS                                              $   42,002   $2,445,776    $1,514,849    $  668,528    $1,034,667
                                                        ==========   ==========    ==========    ==========    ==========
Outstanding Units                                              398      177,299       106,909        43,314        89,780
Single Premium Variable Life Unit Values
Flexible Premium Variable Life Unit Values              $   105.54   $    13.79    $    14.17    $    15.43    $    11.52

                                                       -------------------------
                                                       BlackRock  BlackRock     Salomon
                                                         Money      Bond        Brothers
                                                        Market     Income    Strategic Bond
                                                       Portfolio  Portfolio    Portfolio
                                                       ---------- ---------- --------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors), continued:
Met Investors VanKampen ComStock Portfolio             $        - $        -   $        -
   4,039 shares; cost $41,880
Metropolitan Series Funds, Inc. (MetLife):
MetLife Davis Venture Value                                     -          -            -
   79,126 shares; cost $2,169,556
MetLife Harris Oakmark Focused Value                            -          -            -
   5,713 shares; cost $1,326,603
MetLife Jennison Growth Portfolio                               -          -            -
   54,001 shares; cost $546,728
MetLife Stock Index Portfolio                                   -          -            -
   31,165 shares; cost $950,328
MetLife BlackRock Money Market Portfolio                1,439,737          -            -
   14,397 shares; cost $1,439,737
MetLife BlackRock Bond Income Portfolio                         -     38,916            -
   353 shares; cost $38,253
MetLife Salomon Brothers Strategic Bond Portfolio               -          -            -
   0 shares; cost $0
                                                       ---------- ----------   ----------
Total Investments                                       1,439,737     38,916            -
Cash and Accounts Receivable                                    -          -            -
Due from MetLife Investors Insurance Company                    -        156            -
                                                       ---------- ----------   ----------
Total Assets                                            1,439,737     39,072            -
LIABILITIES:
Due to MetLife Investors Insurance Company                     20          -            -
                                                       ---------- ----------   ----------
NET ASSETS                                             $1,439,717 $   39,072   $        -
                                                       ========== ==========   ==========
Outstanding Units                                         125,819        677            -
Single Premium Variable Life Unit Values               $    10.44
Flexible Premium Variable Life Unit Values             $    11.47 $    57.72   $    22.56

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                        MetLife
                                                ------------------------------------------------------- -------------
                                                    Salomon                                   Capital
                                                   Brothers     T. Rowe Price T. Rowe Price  Guardian   Multi-Style
                                                U.S. Government   Small-Cap     Large-Cap   U.S. Equity   Equity
                                                   Portfolio      Portfolio     Portfolio     Series       Fund
                                                --------------- ------------- ------------- ----------- -----------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc. (MetLife),
 continued:
MetLife Salomon Brothers U.S. Government
 Portfolio                                        $        -     $        -    $        -   $        -  $        -
   0 shares; cost $0
MetLife T. Rowe Price Small-Cap Portfolio                  -        101,483             -            -           -
   6,708 shares; cost $83,698
MetLife T. Rowe Price Large-Cap Portfolio                  -              -        95,931            -           -
   7,091 shares; cost $82,186
MetLife Capital Guardian U.S. Equity Series                -              -             -      702,091           -
   56,942 shares; cost $638,491
Russell Investment Funds (Russell):
Russell Multi-Style Equity Fund                            -              -             -            -           -
   0 shares; cost $0
Russell Aggressive Equity Fund                             -              -             -            -           -
   0 shares; cost $0
Russell Non-U.S. Fund                                      -              -             -            -           -
   0 shares; cost $0
Russell Core Bond Fund                                     -              -             -            -           -
   0 shares; cost $0
                                                  ----------     ----------    ----------   ----------  ----------
Total Investments                                          -        101,483        95,931      702,091           -
Cash and Accounts Receivable                               -              -             -            -           -
Due from MetLife Investors Insurance Company               -              3            13            -           -
                                                  ----------     ----------    ----------   ----------  ----------
Total Assets                                               -        101,486        95,944      702,091           -
LIABILITIES:
Due to MetLife Investors Insurance Company                 -              -             -            -           -
                                                  ----------     ----------    ----------   ----------  ----------
NET ASSETS                                        $        -     $  101,486    $   95,944   $  702,091  $        -
                                                  ==========     ==========    ==========   ==========  ==========
Outstanding Units                                          -          6,135         6,776        5,582           -
Single Premium Variable Life Unit Value                          $    16.57    $    14.22   $   125.78
Flexible Premium Variable Life Unit Value         $   178.21     $    15.78    $    13.67   $   123.26  $     8.76

                                                     Russell
                                                -------------------------------

                                                Aggressive
                                                  Equity    Non-U.S.  Core Bond
                                                   Fund       Fund      Fund
                                                ---------- ---------- ----------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc. (MetLife),
 continued:
MetLife Salomon Brothers U.S. Government
 Portfolio                                      $        - $        - $        -
   0 shares; cost $0
MetLife T. Rowe Price Small-Cap Portfolio                -          -          -
   6,708 shares; cost $83,698
MetLife T. Rowe Price Large-Cap Portfolio                -          -          -
   7,091 shares; cost $82,186
MetLife Capital Guardian U.S. Equity Series              -          -          -
   56,942 shares; cost $638,491
Russell Investment Funds (Russell):
Russell Multi-Style Equity Fund                          -          -          -
   0 shares; cost $0
Russell Aggressive Equity Fund                           -          -          -
   0 shares; cost $0
Russell Non-U.S. Fund                                    -          -          -
   0 shares; cost $0
Russell Core Bond Fund                                   -          -          -
   0 shares; cost $0
                                                ---------- ---------- ----------
Total Investments                                        -          -          -
Cash and Accounts Receivable                             -          -          -
Due from MetLife Investors Insurance Company             -          -          -
                                                ---------- ---------- ----------
Total Assets                                             -          -          -
LIABILITIES:
Due to MetLife Investors Insurance Company               -          -          -
                                                ---------- ---------- ----------
NET ASSETS                                      $        - $        - $        -
                                                ========== ========== ==========
Outstanding Units                                        -          -          -
Single Premium Variable Life Unit Value
Flexible Premium Variable Life Unit Value       $    12.99 $    10.80 $    13.89

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                       Russell              AIM                  Scudder II
                                                     ----------- -------------------------- ---------------------
                                                     Real Estate   Capital    International Small-Cap  Government
                                                     Securities  Appreciation    Growth      Growth    Securities
                                                        Fund         Fund         Fund      Portfolio  Portfolio
                                                     ----------- ------------ ------------- ---------- ----------
ASSETS:
Investments at Fair Value:
Russell Insurance Funds (Russell), continued:
Russell Real Estate Securities Fund                  $        -   $        -   $        -   $        - $        -
   0 shares; cost $0
AIM Variable Insurance Funds, Inc. (AIM):
AIM Capital Appreciation Fund                                 -      255,794            -            -          -
   10,364 shares; cost $330,669
AIM International Growth Fund                                 -            -       41,275            -          -
   1,782 shares; cost $34,316
Scudder Variable Series II (Scudder II):
Scudder II Small-Cap Growth Portfolio                         -            -            -        2,678          -
   199 shares; cost $2,861
Scudder II Government Securities Portfolio                    -            -            -            -        293
   24 shares; cost $288
Putnam Variable Trust (Putnam):
Putnam Growth & Income Fund                                   -            -            -            -          -
   2,284 shares; cost $52,143
Putnam Vista Fund                                             -            -            -            -          -
   1,558 shares; cost $21,411
Franklin Templeton Variable Insurance Products Trust
 (Templeton):
Templeton Growth Securities Fund                              -            -            -            -          -
   335 shares; cost $3,616
                                                     ----------   ----------   ----------   ---------- ----------
Total Investments                                             -      255,794       41,275        2,678        293
Cash and Accounts Receivable                                  -            -            -            -          -
Due from MetLife Investors Insurance Company                  -            -           10           11          1
                                                     ----------   ----------   ----------   ---------- ----------
Total Assets                                                  -      255,794       41,285        2,689        294
LIABILITIES:
Due to MetLife Investors Insurance Company                    -            -            -            -          -
                                                     ----------   ----------   ----------   ---------- ----------
NET ASSETS                                           $        -   $  255,794   $   41,285   $    2,689 $      294
                                                     ==========   ==========   ==========   ========== ==========
Outstanding Units                                             -       24,393        4,238          438         22
Single Premium Variable Life Unit Value                           $    10.82   $     9.75
Flexible Premium Variable Life Unit Value            $    26.54   $     7.10   $     9.45   $     6.14 $    13.35

                                                            Putnam         Templeton
                                                     --------------------- ----------
                                                      Growth &               Growth
                                                       Income     Vista    Securities
                                                        Fund      Fund        Fund
                                                     ---------- ---------- ----------
ASSETS:
Investments at Fair Value:
Russell Insurance Funds (Russell), continued:
Russell Real Estate Securities Fund                  $        - $        - $        -
   0 shares; cost $0
AIM Variable Insurance Funds, Inc. (AIM):
AIM Capital Appreciation Fund                                 -          -          -
   10,364 shares; cost $330,669
AIM International Growth Fund                                 -          -          -
   1,782 shares; cost $34,316
Scudder Variable Series II (Scudder II):
Scudder II Small-Cap Growth Portfolio                         -          -          -
   199 shares; cost $2,861
Scudder II Government Securities Portfolio                    -          -          -
   24 shares; cost $288
Putnam Variable Trust (Putnam):
Putnam Growth & Income Fund                              60,545          -          -
   2,284 shares; cost $52,143
Putnam Vista Fund                                             -     22,049          -
   1,558 shares; cost $21,411
Franklin Templeton Variable Insurance Products Trust
 (Templeton):
Templeton Growth Securities Fund                              -          -      4,690
   335 shares; cost $3,616
                                                     ---------- ---------- ----------
Total Investments                                        60,545     22,049      4,690
Cash and Accounts Receivable                                  -          -          -
Due from MetLife Investors Insurance Company                 34         18          -
                                                     ---------- ---------- ----------
Total Assets                                             60,579     22,067      4,690
LIABILITIES:
Due to MetLife Investors Insurance Company                    -          -          -
                                                     ---------- ---------- ----------
NET ASSETS                                           $   60,579 $   22,067 $    4,690
                                                     ========== ========== ==========
Outstanding Units                                         5,012      3,275        292
Single Premium Variable Life Unit Value                                    $    16.08
Flexible Premium Variable Life Unit Value            $    12.09 $     6.74

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                         Templeton
                                                   ---------------------
                                                                 Developing
                                                    Foreign       Markets
                                                   Securities    Securities
                                                      Fund          Fund
                                                   ----------    ----------
        ASSETS:
        Investments at Fair Value:
        Franklin Templeton Variable Insurance
         Products Trust (Templeton), continued:
        Templeton Foreign Securities Fund          $   50,418    $        -
           3,183 shares; cost $48,027
        Templeton Developing Markets Securities
         Fund                                               -        14,003
           1,274 shares; cost $8,382
                                                   ----------    ----------
        Total Investments                              50,418        14,003
        Cash and Accounts Receivable                        -             -
        Due from MetLife Investors Insurance
         Company                                           71            92
                                                   ----------    ----------
        Total Assets                                   50,489        14,095
        LIABILITIES:
        Due to MetLife Investors Insurance Company          -             -
                                                   ----------    ----------
        NET ASSETS                                 $   50,489    $   14,095
                                                   ==========    ==========
        Outstanding Units                               4,105           796
        Single Premium Variable Life Unit Value    $    12.67
        Flexible Premium Variable Life Unit Value  $    11.96    $    17.71

See Accompanying Notes to Financial Statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                    Met Investors
                            --------------------------------------------------------------------------------------------
                                     Lord Abbett Growth & Income                        Lord Abbett Bond Debenture
                                              Portfolio                                         Portfolio
                            ---------------------------------------------     ---------------------------------------------
                                 2005            2004              2003            2005              2004              2003
                            --------------  --------------    --------------  --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $      186,584  $       25,083    $       30,433  $       60,841    $       33,953    $       11,321
Expenses:
 Mortality and expense
   charges                          12,174           6,987             2,397           4,468             2,192               857
                            --------------  --------------    --------------  --------------    --------------    --------------
    Net investment
     income (loss)                 174,410          18,096            28,036          56,373            31,761            10,464
                            --------------  --------------    --------------  --------------    --------------    --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            82,973          52,257           (12,930)         16,753             7,926            (9,407)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     (43,138)        539,624           960,537         (52,300)           25,513            92,107
                            --------------  --------------    --------------  --------------    --------------    --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                    39,835         591,881           947,607         (35,547)           33,439            82,700
                            --------------  --------------    --------------  --------------    --------------    --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $      214,245  $      609,977    $      975,643  $       20,826    $       65,200    $       93,164
                            ==============  ==============    ==============  ==============    ==============    ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                   Met Investors
                            -------------------------------------------------------------------------------------------
                                     Lord Abbett Mid-Cap Value                         Lord Abbett Growth Opportunity
                                             Portfolio                                            Portfolio
                            --------------------------------------------       ----------------------------------------------
                                 2005              2004           2003              2005              2004          2003 (h)
                            --------------    -------------- --------------    --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $       25,235    $       14,639 $       10,583    $       24,450    $            -  $            -
Expenses:
 Mortality and expense
   charges                             104               105             79                69                68              41
                            --------------    -------------- --------------    --------------    --------------  --------------
    Net investment
     income (loss)                  25,131            14,534         10,504            24,381               (68)            (41)
                            --------------    -------------- --------------    --------------    --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            14,185            25,588          1,994             4,048             8,073           6,219
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       7,585            77,662         94,768           (12,227)           32,407          74,807
                            --------------    -------------- --------------    --------------    --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                    21,770           103,250         96,762            (8,179)           40,480          81,026
                            --------------    -------------- --------------    --------------    --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $       46,901    $      117,784 $      107,266    $       16,202    $       40,412  $       80,985
                            ==============    ============== ==============    ==============    ==============  ==============

(h) For the period April 25, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                               Met Investors
                       ---------------------------------------------------------------------------------------------
                              Met/Putnam Capital Opportunities                        Lazard Mid-Cap
                                         Portfolio                                      Portfolio
                       ---------------------------------------------  ----------------------------------------------
                            2005           2004            2003            2005              2004              2003
                       -------------- --------------  --------------  --------------    --------------    --------------
INVESTMENT INCOME
 (LOSS):
Income:
 Dividends             $          670 $            -  $            -  $       65,079    $            -    $        1,399
Expenses:
 Mortality and
   expense charges                  1              1               -           3,067             1,742               483
                       -------------- --------------  --------------  --------------    --------------    --------------
    Net investment
     income (loss)                669             (1)              -          62,012            (1,742)              916
                       -------------- --------------  --------------  --------------    --------------    --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
 Net realized gains
   (losses) from
   security
   transactions                   828            408          (2,776)         40,380            10,361               817
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments              19,869         36,050          50,014         (59,086)           35,853            27,320
                       -------------- --------------  --------------  --------------    --------------    --------------
    Net realized
     and unrealized
     gains (losses)
     on investments            20,697         36,458          47,238         (18,706)           46,214            28,137
                       -------------- --------------  --------------  --------------    --------------    --------------
    NET INCREASE
     (DECREASE) IN
     NET ASSETS
     RESULTING FROM
     OPERATIONS        $       21,366 $       36,457  $       47,238  $       43,306    $       44,472    $       29,053
                       ============== ==============  ==============  ==============    ==============    ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                   Met Investors
                            --------------------------------------------------------------------------------------------
                                       Met/AIM Small-Cap Growth                      Third Avenue Small-Cap Value
                                              Portfolio                                        Portfolio
                            ---------------------------------------------    ---------------------------------------------
                                 2005           2004            2003              2005            2004           2003
                            -------------- --------------  --------------    --------------  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $       10,386 $            -  $            -    $        3,272  $       16,664 $        1,929
Expenses:
 Mortality and expense
   charges                           2,492          1,433             464             5,696           2,911            438
                            -------------- --------------  --------------    --------------  -------------- --------------
    Net investment
     income (loss)                   7,894         (1,433)           (464)           (2,424)         13,753          1,491
                            -------------- --------------  --------------    --------------  -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            13,820         27,947           1,132            32,042          43,459            489
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      18,075         (3,921)         29,894           128,021          41,224         30,933
                            -------------- --------------  --------------    --------------  -------------- --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                    31,895         24,026          31,026           160,063          84,683         31,422
                            -------------- --------------  --------------    --------------  -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $       39,789 $       22,593  $       30,562    $      157,639  $       98,436 $       32,913
                            ============== ==============  ==============    ==============  ============== ==============


See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                    Met Investors
                            ---------------------------------------------------------------------------------------------
                                        Janus Aggressive Growth                          MFS Research International
                                               Portfolio                                          Portfolio
                            ----------------------------------------------      ---------------------------------------------
                                 2005              2004              2003            2005           2004            2003
                            --------------    --------------    --------------  -------------- --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $          534    $            -    $            -  $       63,577 $        1,619  $        2,316
Expenses:
 Mortality and expense
   charges                           2,476             1,579               420           4,475          2,310             731
                            --------------    --------------    --------------  -------------- --------------  --------------
    Net investment
     income (loss)                  (1,942)           (1,579)             (420)         59,102           (691)          1,585
                            --------------    --------------    --------------  -------------- --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            10,577             1,999               357          34,122         16,453           2,619
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      52,112            28,160            22,061          85,729         96,503          94,488
                            --------------    --------------    --------------  -------------- --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                    62,689            30,159            22,418         119,851        112,956          97,107
                            --------------    --------------    --------------  -------------- --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $       60,747    $       28,580    $       21,998  $      178,953 $      112,265  $       98,692
                            ==============    ==============    ==============  ============== ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                    Met Investors
                            --------------------------------------------------------------------------------------------
                                     T. Rowe Price Mid-Cap Growth                 Oppenheimer Capital Appreciation
                                              Portfolio                                      Portfolio
                            ---------------------------------------------  ---------------------------------------------
                                 2005           2004            2003            2005           2004            2003
                            -------------- --------------  --------------  -------------- --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $       26,476 $            -  $            -  $       12,866 $       24,937  $            -
Expenses:
 Mortality and expense
   charges                           6,149          2,513             635           5,703          1,698             289
                            -------------- --------------  --------------  -------------- --------------  --------------
    Net investment
     income (loss)                  20,327         (2,513)           (635)          7,163         23,239            (289)
                            -------------- --------------  --------------  -------------- --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            51,707         25,484             386           1,112         15,768             684
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      88,802         78,851          40,626          60,288         (5,110)         17,844
                            -------------- --------------  --------------  -------------- --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                   140,509        104,335          41,012          61,400         10,658          18,528
                            -------------- --------------  --------------  -------------- --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $      160,836 $      101,822  $       40,377  $       68,563 $       33,897  $       18,239
                            ============== ==============  ==============  ============== ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                Met Investors
                       ----------------------------------------------------------------------------------------------
                               PIMCO Inflation Protected Bond                       RCM Global Technology
                                          Portfolio                                       Portfolio
                       ----------------------------------------------  ----------------------------------------------
                            2005            2004          2003 (i)          2005              2004            2003
                       --------------  --------------  --------------  --------------    --------------  --------------
INVESTMENT INCOME
 (LOSS):
Income:
 Dividends             $        1,446  $       28,169  $        1,957  $          525    $           37  $            -
Expenses:
 Mortality and
   expense charges              4,113           1,255              81             346               188              34
                       --------------  --------------  --------------  --------------    --------------  --------------
    Net investment
     income (loss)             (2,667)         26,914           1,876             179              (151)            (34)
                       --------------  --------------  --------------  --------------    --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
 Net realized gains
   (losses) from
   security
   transactions                 1,470             936               2          (1,302)               27             106
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments               7,401          (8,572)           (783)          9,190            (1,146)          1,458
                       --------------  --------------  --------------  --------------    --------------  --------------
    Net realized
     and unrealized
     gains (losses)
     on investments             8,871          (7,636)           (781)          7,888            (1,119)          1,564
                       --------------  --------------  --------------  --------------    --------------  --------------
    NET INCREASE
     (DECREASE) IN
     NET ASSETS
     RESULTING FROM
     OPERATIONS        $        6,204  $       19,278  $        1,095  $        8,067    $       (1,270) $        1,530
                       ==============  ==============  ==============  ==============    ==============  ==============

(i) For the period May 1, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003


                                                                       Met Investors
                                -------------------------------------------------------------------------------------------
                                             PIMCO Money Market                          PIMCO Total Return Bond
                                                 Portfolio                                      Portfolio
                                -------------------------------------------- ----------------------------------------------
                                   2005 (a)         2004           2003           2005              2004            2003
                                -------------- -------------- -------------- --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                      $       10,294 $       20,653 $       12,584 $       13,202    $       66,923  $       10,149
Expenses:
 Mortality and expense
   charges                               2,773         12,746         10,592          7,285             4,123           1,578
                                -------------- -------------- -------------- --------------    --------------  --------------
    Net investment income
     (loss)                              7,521          7,907          1,992          5,917            62,800           8,571
                                -------------- -------------- -------------- --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains
   (losses) from security
   transactions                              -              -              -         (2,339)            3,072           3,918
 Change in unrealized
   appreciation
   (depreciation) of
   investments                               -              -              -         29,787           (23,702)         (1,909)
                                -------------- -------------- -------------- --------------    --------------  --------------
    Net realized and
     unrealized gains
     (losses) on investments                 -              -              -         27,448           (20,630)          2,009
                                -------------- -------------- -------------- --------------    --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS
     RESULTING FROM
     OPERATIONS                 $        7,521 $        7,907 $        1,992 $       33,365    $       42,170  $       10,580
                                ============== ============== ============== ==============    ==============  ==============

(a) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                       Met Investors
                                 ------------------------------------------------------------------------------------------
                                         Harris Oakmark International                      Neuberger Berman Real Estate
                                                   Portfolio                                        Portfolio
                                 ---------------------------------------------     --------------------------------------------
                                      2005              2004            2003            2005            2004 (e)
                                 --------------    --------------  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $       16,845    $          198  $        2,563  $          311    $          588
Expenses:
 Mortality and expense charges            5,997             2,343             472             842                15
                                 --------------    --------------  --------------  --------------    --------------
    Net investment income
     (loss)                              10,848            (2,145)          2,091            (531)              573
                                 --------------    --------------  --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions            57,863            22,868             973           3,197                42
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           81,273            74,061          36,687          25,689               690
                                 --------------    --------------  --------------  --------------    --------------
    Net realized and
     unrealized gains
     (losses) on investments            139,136            96,929          37,660          28,886               732
                                 --------------    --------------  --------------  --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $      149,984    $       94,784  $       39,751  $       28,355    $        1,305
                                 ==============    ==============  ==============  ==============    ==============

(e) For the period May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                            Met Investors
                       ----------------------------------------------------------------------------------------
                                  Turner Mid-Cap Growth                         Goldman Sachs Mid-Cap Value
                                        Portfolio                                        Portfolio
                       --------------------------------------------     -------------------------------------------
                            2005            2004 (e)                         2005            2004 (e)
                       --------------    --------------                 --------------    --------------
INVESTMENT INCOME
 (LOSS):
Income:
 Dividends             $        5,037    $            -                 $       23,875    $          626
Expenses:
 Mortality and
   expense charges                529                 4                          1,380                19
                       --------------    --------------                 --------------    --------------
    Net investment
     income (loss)              4,508                (4)                        22,495               607
                       --------------    --------------                 --------------    --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
 Net realized gains
   (losses) from
   security
   transactions                   818                 4                          3,510                13
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments              12,043               402                          6,060               708
                       --------------    --------------                 --------------    --------------
    Net realized
     and unrealized
     gains (losses)
     on investments            12,861               406                          9,570               721
                       --------------    --------------                 --------------    --------------
    NET INCREASE
     (DECREASE) IN
     NET ASSETS
     RESULTING FROM
     OPERATIONS        $       17,369    $          402                 $       32,065    $        1,328
                       ==============    ==============                 ==============    ==============

(e) For the period May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                Met Investors
                            --------------------------------------------------------------------------------------
                                        Defensive Strategy                                Moderate Strategy
                                           Fund of Fund                                     Fund of Fund
                            ------------------------------------------       -------------------------------------------
                               2005 (b)                                         2005 (b)
                            --------------                                   --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $            -                                   $        3,950
Expenses:
 Mortality and expense
   charges                               -                                              140
                            --------------                                   --------------
    Net investment
     income (loss)                       -                                            3,810
                            --------------                                   --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                 -                                               34
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                                           (2,868)
                            --------------                                   --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                         -                                           (2,834)
                            --------------                                   --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $            -                                   $          976
                            ==============                                   ==============

(b) For the period May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                     Met Investors
                                 -------------------------------------------------------------------------------------
                                             Balanced Strategy                                Growth Strategy
                                                Fund of Fund                                    Fund of Fund
                                 ------------------------------------------      ------------------------------------------
                                    2005 (b)                                        2005 (b)
                                 --------------                                  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $        1,110                                  $       11,271
Expenses:
 Mortality and expense charges               75                                             395
                                 --------------                                  --------------
    Net investment income
     (loss)                               1,035                                          10,876
                                 --------------                                  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions               139                                             301
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            1,994                                             862
                                 --------------                                  --------------
    Net realized and
     unrealized gains
     (losses) on investments              2,133                                           1,163
                                 --------------                                  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $        3,168                                  $       12,039
                                 ==============                                  ==============

(b) For the period May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                               Met Investors
                             ----------------------------------------------------------------------------------
                                        Aggressive Strategy                       VanKampen ComStock
                                           Fund of Fund                               Portfolio
                             ----------------------------------------- ----------------------------------------
                                2005 (b)                                  2005 (b)
                             --------------                            --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                   $          828                            $          771
Expenses:
 Mortality and expense
   charges                               26                                        49
                             --------------                            --------------
    Net investment income
     (loss)                             802                                       722
                             --------------                            --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from security
   transactions                          39                                        17
 Change in unrealized
   appreciation
   (depreciation) of
   investments                         (818)                                      124
                             --------------                            --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                       (779)                                      141
                             --------------                            --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS         $           23                            $          863
                             ==============                            ==============

(b) For the period May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                   Met Investors
                            ------------------------------------------------------------------------------------------
                                       JP Morgan Quality Bond                           JP Morgan Select Equity
                                              Portfolio                                        Portfolio
                            --------------------------------------------     --------------------------------------------
                                              2004 (d)            2003                           2004 (d)            2003
                                           --------------    --------------                   --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                                 $       22,154    $        9,536                   $       11,959    $        3,659
Expenses:
 Mortality and expense
   charges                                             43                49                                -                 -
                                           --------------    --------------                   --------------    --------------
    Net investment
     income (loss)                                 22,111             9,487                           11,959             3,659
                                           --------------    --------------                   --------------    --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                            2,882               796                          (95,536)           (6,321)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                    (15,921)           (1,093)                         135,811           175,509
                                           --------------    --------------                   --------------    --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                                  (13,039)             (297)                          40,275           169,188
                                           --------------    --------------                   --------------    --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                       $        9,072    $        9,190                   $       52,234    $      172,847
                                           ==============    ==============                   ==============    ==============

(d) For the period January 1, 2004 to November 19, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                 Met Investors
                            --------------------------------------------------------------------------------------
                                        Met/Putnam Research                       JP Morgan Enhanced Index
                                             Portfolio                                   Portfolio
                            -------------------------------------------  -----------------------------------------
                                            2004 (d)          2003                                     2003 (g)
                                         --------------  --------------                             --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                               $        1,547  $           39                             $        9,842
Expenses:
 Mortality and expense
   charges                                          718             476                                         14
                                         --------------  --------------                             --------------
    Net investment
     income (loss)                                  829            (437)                                     9,828
                                         --------------  --------------                             --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                         26,765            (509)                                  (420,221)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                  (23,312)         23,057                                    429,475
                                         --------------  --------------                             --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                                  3,453          22,548                                      9,254
                                         --------------  --------------                             --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                     $        4,282  $       22,111                             $       19,082
                                         ==============  ==============                             ==============

(d) For the period January 1, 2004 to November 19, 2004
(g) For the period January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                    Met Investors
                                ------------------------------------------------------------------------------------
                                     JP Morgan International Equity              Lord Abbett Developing Growth
                                                Portfolio                                  Portfolio
                                ----------------------------------------  ------------------------------------------
                                                             2003 (g)                                    2003 (g)
                                                          --------------                              --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                                                $        1,202                              $            -
Expenses:
 Mortality and expense
   charges                                                             -                                          21
                                                          --------------                              --------------
    Net investment income
     (loss)                                                        1,202                                         (21)
                                                          --------------                              --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains
   (losses) from security
   transactions                                                 (119,368)                                   (148,082)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                                   112,802                                     150,396
                                                          --------------                              --------------
    Net realized and
     unrealized gains
     (losses) on investments                                      (6,566)                                      2,314
                                                          --------------                              --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS
     RESULTING FROM
     OPERATIONS                                           $       (5,364)                             $        2,293
                                                          ==============                              ==============

(g) For the period January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003


                                                  ------------------------------
                                                                  Davis Venture
                                                                      Value
                                                  ------------------------------
                                                       2005           2004
                                                  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $       13,533 $        4,172
Expenses:
  Mortality and expense charges                           10,962          4,785
                                                  -------------- --------------
    Net investment income (loss)                           2,571           (613)
                                                  -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           83,230         24,554
  Change in unrealized appreciation
   (depreciation) of investments                         114,593         83,751
                                                  -------------- --------------
    Net realized and unrealized gains (losses)
     on investments                                      197,823        108,305
                                                  -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $      200,394 $      107,692
                                                  ============== ==============

                                                              MetLife
                                                  -------------------------------------------------------------
                                                                             Harris Oakmark Focused
                                                                                   Value Fund
                                                  --------------- --------------------------------------------
                                                       2003            2005              2004           2003
                                                  --------------  --------------    -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $          432  $       14,717    $        7,750 $           88
Expenses:
  Mortality and expense charges                            1,216           7,519             4,132            791
                                                  --------------  --------------    -------------- --------------
    Net investment income (loss)                            (784)          7,198             3,618           (703)
                                                  --------------  --------------    -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                            1,785          14,865            41,022          1,227
  Change in unrealized appreciation
   (depreciation) of investments                          75,955         103,207            30,634         53,655
                                                  --------------  --------------    -------------- --------------
    Net realized and unrealized gains (losses)
     on investments                                       77,740         118,072            71,656         54,882
                                                  --------------  --------------    -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $       76,956  $      125,270    $       75,274 $       54,179
                                                  ==============  ==============    ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                                             MetLife
                                                  ---------------------------------------------------------------------
                                                                  Jennison Growth
                                                                     Portfolio
                                                  ----------------------------------------------      -----------------
                                                       2005              2004              2003            2005
                                                  --------------    --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $        2,278    $          285    $           59  $       16,481
Expenses:
  Mortality and expense charges                            3,081             1,674               550           5,452
                                                  --------------    --------------    --------------  --------------
    Net investment income (loss)                            (803)           (1,389)             (491)         11,029
                                                  --------------    --------------    --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           15,433             7,603               523          44,096
  Change in unrealized appreciation
   (depreciation) of investments                          69,258            23,368            29,210         (12,358)
                                                  --------------    --------------    --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                       84,691            30,971            29,733          31,738
                                                  --------------    --------------    --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $       83,888    $       29,582    $       29,242  $       42,767
                                                  ==============    ==============    ==============  ==============

                                                  ------------------------
                                                  Stock Index
                                                   Portfolio
                                                  ----------------------------
                                                       2004           2003
                                                  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $        6,632 $        4,941
Expenses:
  Mortality and expense charges                            4,527          1,933
                                                  -------------- --------------
    Net investment income (loss)                           2,105          3,008
                                                  -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           37,652         33,294
  Change in unrealized appreciation
   (depreciation) of investments                          45,935         69,746
                                                  -------------- --------------
    Net realized and unrealized gains (losses)
     on investments                                       83,587        103,040
                                                  -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $       85,692 $      106,048
                                                  ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                          MetLife
                                 ------------------------------------------------------------------------------------------
                                            BlackRock Money Market                           BlackRock Bond Income
                                                  Portfolio                                        Portfolio
                                 --------------------------------------------    ---------------------------------------------
                                      2005              2004         2003 (h)         2005          2004 (e)
                                 --------------    -------------- -------------- --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $       33,319    $          686 $          841 $        1,952  $            -
Expenses:
 Mortality and expense charges            5,430                 1              -            206             157
                                 --------------    -------------- -------------- --------------  --------------
    Net investment income
     (loss)                              27,889               685            841          1,746            (157)
                                 --------------    -------------- -------------- --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions                 -                 -              2             43              83
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                -                 -              -         (1,165)          1,828
                                 --------------    -------------- -------------- --------------  --------------
    Net realized and
     unrealized gains
     (losses) on investments                  -                 -              2         (1,122)          1,911
                                 --------------    -------------- -------------- --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $       27,889    $          685 $          843 $          624  $        1,754
                                 ==============    ============== ============== ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004
(h) For the period April 25, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                        MetLife
                                 --------------------------------------------------------------------------------------
                                       Salomon Brothers Strategic Bond                  Salomon Brothers U.S. Government
                                                  Portfolio                                        Portfolio
                                 -------------------------------------------       ------------------------------------------
                                      2005            2004 (e)                        2005 (b)
                                 --------------    --------------                  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $            -    $            -                  $            -
Expenses:
 Mortality and expense charges                -                 -                               -
                                 --------------    --------------                  --------------
    Net investment income
     (loss)                                   -                 -                               -
                                 --------------    --------------                  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions                 -                 -                               -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                -                 -                               -
                                 --------------    --------------                  --------------
    Net realized and
     unrealized gains
     (losses) on investments                  -                 -                               -
                                 --------------    --------------                  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $            -    $            -                  $            -
                                 ==============    ==============                  ==============

(b) For the period May 2, 2005 to December 31, 2005
(e) For the period May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                          MetLife
                                 ------------------------------------------------------------------------------------------
                                            T. Rowe Price Small-Cap                         T. Rowe Price Large-Cap
                                                   Portfolio                                       Portfolio
                                 ---------------------------------------------    --------------------------------------------
                                      2005          2004 (e)                           2005         2004 (e)
                                 --------------  --------------                   -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $            -  $            -                   $          515 $            -
Expenses:
 Mortality and expense charges               13               -                               52             42
                                 --------------  --------------                   -------------- --------------
    Net investment income
     (loss)                                 (13)              -                              463            (42)
                                 --------------  --------------                   -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions               312            (404)                             349             14
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           10,083           7,702                            5,140          8,605
                                 --------------  --------------                   -------------- --------------
    Net realized and
     unrealized gains
     (losses) on investments             10,395           7,298                            5,489          8,619
                                 --------------  --------------                   -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $       10,382  $        7,298                   $        5,952 $        8,577
                                 ==============  ==============                   ============== ==============

(e) For the period May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                   MetLife                                         GACC
                                 -------------------------------------------    ------------------------------------------
                                        Capital Guardian U.S. Equity                           Money Market
                                                   Series                                          Fund
                                 -------------------------------------------    ------------------------------------------
                                      2005         2004 (f)                                                    2003 (g)
                                 -------------- --------------                                              --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $          177 $            -                                              $          606
Expenses:
 Mortality and expense charges                -              -                                                           -
                                 -------------- --------------                                              --------------
    Net investment income
     (loss)                                 177              -                                                         606
                                 -------------- --------------                                              --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions             1,047            239                                                      (1,505)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           36,791         26,809                                                       1,575
                                 -------------- --------------                                              --------------
    Net realized and
     unrealized gains
     (losses) on investments             37,838         27,048                                                          70
                                 -------------- --------------                                              --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $       38,015 $       27,048                                              $          676
                                 ============== ==============                                              ==============

(f) For the period November 22, 2004 to December 31, 2004
(g) For the period January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                           Russell
                                 ---------------------------------------------------------------------
                                              Multi-Style Equity                                   Agg
                                                     Fund
                                 --------------------------------------------        -----------------
                                      2005              2004              2003            2005
                                 --------------    --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $            -    $            -    $            -  $            -
Expenses:
 Mortality and expense charges                -                 -                 -               -
                                 --------------    --------------    --------------  --------------
    Net investment income
     (loss)                                   -                 -                 -               -
                                 --------------    --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions                 -                 -               (35)              -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                -                 -                43               -
                                 --------------    --------------    --------------  --------------
    Net realized and
     unrealized gains
     (losses) on investments                  -                 -                 8               -
                                 --------------    --------------    --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $            -    $            -    $            8  $            -
                                 ==============    ==============    ==============  ==============

                                 ---------------------
                                 ressive Equity
                                    Fund
                                 ---------------------------
                                      2004              2003
                                 --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $            -    $            -
Expenses:
 Mortality and expense charges                -                 -
                                 --------------    --------------
    Net investment income
     (loss)                                   -                 -
                                 --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions                 -               (12)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                -                33
                                 --------------    --------------
    Net realized and
     unrealized gains
     (losses) on investments                  -                21
                                 --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $            -    $           21
                                 ==============    ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                                            Russell
                                                  --------------------------------------------------------------------
                                                                    Non-U.S.
                                                                      Fund
                                                  --------------------------------------------       -----------------
                                                       2005           2004              2003              2005
                                                  -------------- --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            - $            -    $            -    $            -
Expenses:
  Mortality and expense charges                                -              -                 -                 -
                                                  -------------- --------------    --------------    --------------
    Net investment income (loss)                               -              -                 -                 -
                                                  -------------- --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                -              -               (36)                -
  Change in unrealized appreciation
   (depreciation) of investments                               -              -                46                 -
                                                  -------------- --------------    --------------    --------------
    Net realized and unrealized gains (losses)
     on investments                                            -              -                10                 -
                                                  -------------- --------------    --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $            - $            -    $           10    $            -
                                                  ============== ==============    ==============    ==============

                                                  ----------------------
                                                   Core Bond
                                                     Fund
                                                  ---------------------------
                                                       2004           2003
                                                  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            - $            2
Expenses:
  Mortality and expense charges                                -              -
                                                  -------------- --------------
    Net investment income (loss)                               -              2
                                                  -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                -             10
  Change in unrealized appreciation
   (depreciation) of investments                               -             (8)
                                                  -------------- --------------
    Net realized and unrealized gains (losses)
     on investments                                            -              2
                                                  -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $            - $            4
                                                  ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                     Russell
                                                  --------------------------------------------
                                                             Real Estate Securities
                                                                      Fund
                                                  --------------------------------------------
                                                       2005           2004           2003
                                                  -------------- -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            - $            - $            3
Expenses:
  Mortality and expense charges                                -              -              -
                                                  -------------- -------------- --------------
    Net investment income (loss)                               -              -              3
                                                  -------------- -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                -              -             35
  Change in unrealized appreciation
   (depreciation) of investments                               -              -            (11)
                                                  -------------- -------------- --------------
    Net realized and unrealized gains (losses)
     on investments                                            -              -             24
                                                  -------------- -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $            - $            - $           27
                                                  ============== ============== ==============

                                                                        AIM
                                                  ----------------------------------------------
                                                               Capital Appreciation
                                                                       Fund
                                                  ----------------------------------------------
                                                       2005            2004              2003
                                                  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $          157  $            -    $            -
Expenses:
  Mortality and expense charges                               71              50                39
                                                  --------------  --------------    --------------
    Net investment income (loss)                              86             (50)              (39)
                                                  --------------  --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          (19,038)         (7,322)          (14,584)
  Change in unrealized appreciation
   (depreciation) of investments                          38,925          24,313            76,462
                                                  --------------  --------------    --------------
    Net realized and unrealized gains (losses)
     on investments                                       19,887          16,991            61,878
                                                  --------------  --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $       19,973  $       16,941    $       61,839
                                                  ==============  ==============    ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                                              AIM
                                                  -----------------------------------------------------------------
                                                               International Growth
                                                                       Fund
                                                  ---------------------------------------------       -------------
                                                       2005              2004              2003
                                                  --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $          254    $          215    $          147
Expenses:
  Mortality and expense charges                                2                 -                 1
                                                  --------------    --------------    --------------
    Net investment income (loss)                             252               215               146
                                                  --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                               54              (338)             (293)
  Change in unrealized appreciation
   (depreciation) of investments                           5,980             7,287             7,115
                                                  --------------    --------------    --------------
    Net realized and unrealized gains (losses)
     on investments                                        6,034             6,949             6,822
                                                  --------------    --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $        6,286    $        7,164    $        6,968
                                                  ==============    ==============    ==============

                                                  --------------------------
                                                    Premier Equity
                                                         Fund
                                                  -------------------------------
                                                     2004 (c)            2003
                                                  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -    $          325
Expenses:
  Mortality and expense charges                                -               122
                                                  --------------    --------------
    Net investment income (loss)                               -               203
                                                  --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          (48,828)           (4,203)
  Change in unrealized appreciation
   (depreciation) of investments                          46,604            27,351
                                                  --------------    --------------
    Net realized and unrealized gains (losses)
     on investments                                       (2,224)           23,148
                                                  --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $       (2,224)   $       23,351
                                                  ==============    ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                                           Alliance
                                                  --------------------------------------------------------------------
                                                        Bernstein Real Estate Investment                             P
                                                                    Portfolio
                                                  ---------------------------------------------       ----------------
                                                     2005 (a)          2004              2003
                                                  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -  $          301    $          277
Expenses:
  Mortality and expense charges                               26              79                59
                                                  --------------  --------------    --------------
    Net investment income (loss)                             (26)            222               218
                                                  --------------  --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                            6,408           1,038               328
  Change in unrealized appreciation
   (depreciation) of investments                          (6,952)          2,947             2,791
                                                  --------------  --------------    --------------
    Net realized and unrealized gains (losses)
     on investments                                         (544)          3,985             3,119
                                                  --------------  --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $         (570) $        4,207    $        3,337
                                                  ==============  ==============    ==============

                                                  ----------------------
                                                  remier Growth
                                                    Portfolio
                                                  ----------------------------
                                                     2004 (c)            2003
                                                  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -    $            -
Expenses:
  Mortality and expense charges                                3               116
                                                  --------------    --------------
    Net investment income (loss)                              (3)             (116)
                                                  --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           (9,712)           (6,239)
  Change in unrealized appreciation
   (depreciation) of investments                           9,323            10,400
                                                  --------------    --------------
    Net realized and unrealized gains (losses)
     on investments                                         (389)            4,161
                                                  --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $         (392)   $        4,045
                                                  ==============    ==============

(a) For the period January 1, 2005 to April 29, 2005
(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                       Liberty
                                                     ------------------------------------------  -------------
                                                                 Newport Tiger Fund,
                                                                   Variable Series
                                                     ------------------------------------------  -------------
                                                                     2004 (c)         2003
                                                                  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                       $            - $            -
Expenses:
  Mortality and expense charges                                                -              -
                                                                  -------------- --------------
    Net investment income (loss)                                               -              -
                                                                  -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                                -            (31)
  Change in unrealized appreciation (depreciation)
   of investments                                                              -             44
                                                                  -------------- --------------
    Net realized and unrealized gains (losses) on
     investments                                                               -             13
                                                                  -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                   $            - $           13
                                                                  ============== ==============

                                                       Goldman Sachs
                                                     ------------------------------
                                                     Growth and Income
                                                            Fund
                                                     ------------------------------
                                                        2004 (c)         2003
                                                     -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                          $            - $            -
Expenses:
  Mortality and expense charges                                   -              -
                                                     -------------- --------------
    Net investment income (loss)                                  -              -
                                                     -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                   -            (29)
  Change in unrealized appreciation (depreciation)
   of investments                                                 -             40
                                                     -------------- --------------
    Net realized and unrealized gains (losses) on
     investments                                                  -             11
                                                     -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                      $            - $           11
                                                     ============== ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                 Goldman Sachs                                   Scudder II
                                                  -------------------------------------------  -------------------------------
                                                              International Equity                            Small-Cap Growth
                                                                      Fund                                        Portfolio
                                                  -------------------------------------------  -------------------------------
                                                                  2004 (c)          2003            2005            2004
                                                               --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                    $            -  $           14  $            -  $            -
Expenses:
  Mortality and expense charges                                             -               2              14              13
                                                               --------------  --------------  --------------  --------------
    Net investment income (loss)                                            -              12             (14)            (13)
                                                               --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                            33              (8)           (322)         (1,494)
  Change in unrealized appreciation
   (depreciation) of investments                                          (45)            105             495           1,769
                                                               --------------  --------------  --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                                       (12)             97             173             275
                                                               --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                $          (12) $          109  $          159  $          262
                                                               ==============  ==============  ==============  ==============

                                                  ---------------


                                                  ---------------
                                                       2003
                                                  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -
Expenses:
  Mortality and expense charges                               13
                                                  --------------
    Net investment income (loss)                             (13)
                                                  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           (1,176)
  Change in unrealized appreciation
   (depreciation) of investments                           1,812
                                                  --------------
    Net realized and unrealized gains (losses)
     on investments                                          636
                                                  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $          623
                                                  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                          Scudder II
                                 --------------------------------------------------------------------------------------------
                                             Dreman Small-Cap Value                            Government Securities
                                                   Portfolio                                         Portfolio
                                 ---------------------------------------------     ---------------------------------------------
                                    2005 (a)            2004            2003            2005            2004           2003
                                 --------------    --------------  --------------  --------------  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $            -    $            -  $            4  $           12  $            7 $           11
Expenses:
 Mortality and expense charges                -                 2               -               1               1              1
                                 --------------    --------------  --------------  --------------  -------------- --------------
    Net investment income
     (loss)                                   -                (2)              4              11               6             10
                                 --------------    --------------  --------------  --------------  -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions                 -                60              36              (1)              -              5
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                -                 -             (13)             (5)              2            (14)
                                 --------------    --------------  --------------  --------------  -------------- --------------
    Net realized and
     unrealized gains
     (losses) on investments                  -                60              23              (6)              2             (9)
                                 --------------    --------------  --------------  --------------  -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $                 $           58  $           27  $            5  $            8 $            1
                                 ==============    ==============  ==============  ==============  ============== ==============

(a) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                                               MFS
                                                  ------------------------------------------------------------------------------
                                                                  Investors Trust                                  High Income
                                                                      Series                                         Series
                                                  ----------------------------------------------  ------------------------------
                                                     2005 (a)          2004            2003          2005 (a)          2004
                                                  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $          156  $          146  $           99  $            6  $          350
Expenses:
  Mortality and expense charges                               49             148             115              11              43
                                                  --------------  --------------  --------------  --------------  --------------
    Net investment income (loss)                             107              (2)            (16)             (5)            307
                                                  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                            1,557              37          (1,386)            524             112
  Change in unrealized appreciation
   (depreciation) of investments                          (2,823)          2,996           5,554            (669)            161
                                                  --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                       (1,266)          3,033           4,168            (145)            273
                                                  --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $       (1,159) $        3,031  $        4,152  $         (150) $          580
                                                  ==============  ==============  ==============  ==============  ==============

                                                  ---------------


                                                  ---------------
                                                       2003
                                                  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $          243
Expenses:
  Mortality and expense charges                               25
                                                  --------------
    Net investment income (loss)                             218
                                                  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                               18
  Change in unrealized appreciation
   (depreciation) of investments                             534
                                                  --------------
    Net realized and unrealized gains (losses)
     on investments                                          552
                                                  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $          770
                                                  ==============

(a) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                                              MFS
                                                  ----------------------------------------------------------------------------
                                                                   New Discovery                                    Research
                                                                      Series                                         Series
                                                  ----------------------------------------------  ----------------------------
                                                     2005 (a)          2004            2003                        2004 (c)
                                                  --------------  --------------  --------------                --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -  $            -  $            -                $          265
Expenses:
  Mortality and expense charges                                -               1               -                             -
                                                  --------------  --------------  --------------                --------------
    Net investment income (loss)                               -              (1)              -                           265
                                                  --------------  --------------  --------------                --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                              (22)              -             (10)                           92
  Change in unrealized appreciation
   (depreciation) of investments                              (7)              6              60                            98
                                                  --------------  --------------  --------------                --------------
    Net realized and unrealized gains (losses)
     on investments                                          (29)              6              50                           190
                                                  --------------  --------------  --------------                --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $          (29) $            5  $           50                $          455
                                                  ==============  ==============  ==============                ==============

                                                  ---------------


                                                  ---------------
                                                       2003
                                                  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $          100
Expenses:
  Mortality and expense charges                              116
                                                  --------------
    Net investment income (loss)                             (16)
                                                  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                             (801)
  Change in unrealized appreciation
   (depreciation) of investments                           5,478
                                                  --------------
    Net realized and unrealized gains (losses)
     on investments                                        4,677
                                                  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $        4,661
                                                  ==============

(a) For the period January 1, 2005 to April 29, 2005
(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                                                MFS
                                                     ----------------------------------------------------------
                                                                   Emerging Growth
                                                                        Series
                                                     -------------------------------------------  -------------
                                                                     2004 (c)          2003
                                                                  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                       $            -  $            -
Expenses:
  Mortality and expense charges                                                -              14
                                                                  --------------  --------------
    Net investment income (loss)                                               -             (14)
                                                                  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                             (764)           (167)
  Change in unrealized appreciation (depreciation)
   of investments                                                            806             835
                                                                  --------------  --------------
    Net realized and unrealized gains (losses) on
     investments                                                              42             668
                                                                  --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                   $           42  $          654
                                                                  ==============  ==============

                                                     ------------------------------
                                                      Strategic Income
                                                           Series
                                                     ------------------------------
                                                        2004 (c)         2003
                                                     -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                          $            - $            9
Expenses:
  Mortality and expense charges                                   -             12
                                                     -------------- --------------
    Net investment income (loss)                                  -             (3)
                                                     -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                   -            744
  Change in unrealized appreciation (depreciation)
   of investments                                                 -           (639)
                                                     -------------- --------------
    Net realized and unrealized gains (losses) on
     investments                                                  -            105
                                                     -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                      $            - $          102
                                                     ============== ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                        Oppenheimer
                                -------------------------------------------------------------------------------------------
                                             Capital Appreciation                      Main Street Growth and Income
                                                     Fund                                           Fund
                                ----------------------------------------------  -------------------------------------------
                                   2005 (a)          2004            2003                       2004 (c)          2003
                                --------------  --------------  --------------               --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                      $          414  $           92  $           12               $            9  $            6
Expenses:
 Mortality and expense
   charges                                  80             204              69                            -               4
                                --------------  --------------  --------------               --------------  --------------
    Net investment income
     (loss)                                334            (112)            (57)                           9               2
                                --------------  --------------  --------------               --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains
   (losses) from security
   transactions                            116           3,306             104                           54              (3)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          (2,643)           (638)          3,425                          (64)            189
                                --------------  --------------  --------------               --------------  --------------
    Net realized and
     unrealized gains
     (losses) on investments            (2,527)          2,668           3,529                          (10)            186
                                --------------  --------------  --------------               --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS
     RESULTING FROM
     OPERATIONS                 $       (2,193) $        2,556  $        3,472               $           (1) $          188
                                ==============  ==============  ==============               ==============  ==============

(a) For the period January 1, 2005 to April 29, 2005
(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                                           Oppenheimer
                                                     ------------------------------------------------------------------------
                                                                     High Income                                     Bond
                                                                        Fund                                         Fund
                                                     ------------------------------------------  ----------------------------
                                                                     2004 (c)         2003                       2004 (c)
                                                                  -------------- --------------               --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                       $            - $            8               $          447
Expenses:
  Mortality and expense charges                                                -              -                            -
                                                                  -------------- --------------               --------------
    Net investment income (loss)                                               -              8                          447
                                                                  -------------- --------------               --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                                -            (17)                         189
  Change in unrealized appreciation (depreciation)
   of investments                                                              -             23                         (572)
                                                                  -------------- --------------               --------------
    Net realized and unrealized gains (losses) on
     investments                                                               -              6                         (383)
                                                                  -------------- --------------               --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                   $            - $           14               $           64
                                                                  ============== ==============               ==============

                                                     ---------------


                                                     ---------------
                                                          2003
                                                     --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                          $          532
Expenses:
  Mortality and expense charges                                  55
                                                     --------------
    Net investment income (loss)                                477
                                                     --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                 170
  Change in unrealized appreciation (depreciation)
   of investments                                               (66)
                                                     --------------
    Net realized and unrealized gains (losses) on
     investments                                                104
                                                     --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                      $          581
                                                     ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                 Oppenheimer                                    Putnam
                                 ------------------------------------------- --------------------------------------------
                                               Strategic Bond                               Growth & Income
                                                    Fund                                         Fund
                                 ------------------------------------------- --------------------------------------------
                                                  2004 (c)         2003           2005           2004           2003
                                               -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                                     $            - $            8 $          987 $          826 $          659
Expenses:
 Mortality and expense charges                              -              -            315            278            216
                                               -------------- -------------- -------------- -------------- --------------
    Net investment income
     (loss)                                                 -              8            672            548            443
                                               -------------- -------------- -------------- -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions                               -              2          1,119            689         (1,451)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                              -              -          1,065          4,351         10,541
                                               -------------- -------------- -------------- -------------- --------------
    Net realized and
     unrealized gains
     (losses) on investments                                -              2          2,184          5,040          9,090
                                               -------------- -------------- -------------- -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                           $            - $           10 $        2,856 $        5,588 $        9,533
                                               ============== ============== ============== ============== ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                             Putnam
                                 ----------------------------------------------------------------------------------------------
                                                      Vista                                   International Growth
                                                      Fund                                            Fund
                                 ----------------------------------------------  ----------------------------------------------
                                      2005            2004            2003          2005 (a)          2004            2003
                                 --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $            -  $            -  $            -  $          151  $          133  $           68
Expenses:
 Mortality and expense charges              115             108              86              15              46              37
                                 --------------  --------------  --------------  --------------  --------------  --------------
    Net investment income
     (loss)                                (115)           (108)            (86)            136              87              31
                                 --------------  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions              (150)           (416)         (1,889)         (1,117)           (104)           (238)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            2,651           3,813           6,594             755           1,242           1,936
                                 --------------  --------------  --------------  --------------  --------------  --------------
    Net realized and
     unrealized gains
     (losses) on investments              2,501           3,397           4,705            (362)          1,138           1,698
                                 --------------  --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $        2,386  $        3,289  $        4,619  $         (226) $        1,225  $        1,729
                                 ==============  ==============  ==============  ==============  ==============  ==============

(a) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003


                                                     ---------------------------
                                                                     New Value
                                                                        Fund
                                                     ---------------------------
                                                                     2004 (c)
                                                                  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                       $            -
Expenses:
  Mortality and expense charges                                                -
                                                                  --------------
    Net investment income (loss)                                               -
                                                                  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                                -
  Change in unrealized appreciation (depreciation)
   of investments                                                              -
                                                                  --------------
    Net realized and unrealized gains (losses) on
     investments                                                               -
                                                                  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                   $            -
                                                                  ==============

                                                                  Putnam
                                                     -----------------------------------------------------------
                                                                          International New Opportunities
                                                                                        Fund
                                                     ----------------------------------------------------------
                                                          2003                      2004 (c)          2003
                                                     --------------              --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                          $            2              $           86  $           35
Expenses:
  Mortality and expense charges                                   -                           -              35
                                                     --------------              --------------  --------------
    Net investment income (loss)                                  2                          86               -
                                                     --------------              --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                  10                      (4,976)         (2,474)
  Change in unrealized appreciation (depreciation)
   of investments                                                 4                       4,858           4,187
                                                     --------------              --------------  --------------
    Net realized and unrealized gains (losses) on
     investments                                                 14                        (118)          1,713
                                                     --------------              --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                      $           16              $          (32) $        1,713
                                                     ==============              ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                           Templeton
                                 --------------------------------------------------------------------------------------------
                                               Growth Securities                               Foreign Securities
                                                     Fund                                             Fund
                                 --------------------------------------------    ----------------------------------------------
                                      2005           2004           2003              2005            2004            2003
                                 -------------- -------------- --------------    --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $           54 $           52 $           59    $          611  $          505  $          707
Expenses:
 Mortality and expense charges                -              -              -               128             112              73
                                 -------------- -------------- --------------    --------------  --------------  --------------
    Net investment income
     (loss)                                  54             52             59               483             393             634
                                 -------------- -------------- --------------    --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions                57             22            (21)             (108)         (1,126)         (4,779)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                              281            552            987             4,352           7,687          14,084
                                 -------------- -------------- --------------    --------------  --------------  --------------
    Net realized and
     unrealized gains
     (losses) on investments                338            574            966             4,244           6,561           9,305
                                 -------------- -------------- --------------    --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $          392 $          626 $        1,025    $        4,727  $        6,954  $        9,939
                                 ============== ============== ==============    ==============  ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                         Templeton
                                 -----------------------------------------------------------------------------------------
                                         Developing Markets Securities                  Global Income Securities
                                                     Fund                                         Fund
                                 --------------------------------------------  -------------------------------------------
                                      2005           2004           2003                       2004 (c)          2003
                                 -------------- -------------- --------------               --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $          183 $          208 $          118               $            -  $        5,635
Expenses:
 Mortality and expense charges               75             63             48                            -               -
                                 -------------- -------------- --------------               --------------  --------------
    Net investment income
     (loss)                                 108            145             70                            -           5,635
                                 -------------- -------------- --------------               --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions             1,035            151           (361)                      18,639             388
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            1,881          2,160          3,962                      (20,060)          8,924
                                 -------------- -------------- --------------               --------------  --------------
    Net realized and
     unrealized gains
     (losses) on investments              2,916          2,311          3,601                       (1,421)          9,312
                                 -------------- -------------- --------------               --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $        3,024 $        2,456 $        3,671               $       (1,421) $       14,947
                                 ============== ============== ==============               ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003


                                                     ----------------------------
                                                                      Small-Cap
                                                                         Fund
                                                     ----------------------------
                                                                     2004 (c)
                                                                  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                       $            -
Expenses:
  Mortality and expense charges                                                -
                                                                  --------------
    Net investment income (loss)                                               -
                                                                  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                          (24,609)
  Change in unrealized appreciation (depreciation)
   of investments                                                         25,429
                                                                  --------------
    Net realized and unrealized gains (losses) on
     investments                                                             820
                                                                  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                   $          820
                                                                  ==============

                                                                Templeton
                                                     ------------------------------------------------------------
                                                                              Mutual Shares Securities
                                                                                        Fund
                                                     --------------- -------------------------------------------
                                                          2003                       2004 (c)          2003
                                                     --------------               --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                          $            -               $            -  $           74
Expenses:
  Mortality and expense charges                                   -                            -              36
                                                     --------------               --------------  --------------
    Net investment income (loss)                                  -                            -              38
                                                     --------------               --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                              (1,791)                       1,030               2
  Change in unrealized appreciation (depreciation)
   of investments                                            26,648                         (893)          1,382
                                                     --------------               --------------  --------------
    Net realized and unrealized gains (losses) on
     investments                                             24,857                          137           1,384
                                                     --------------               --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                      $       24,857               $          137  $        1,422
                                                     ==============               ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                         Templeton
                                                       --------------------------------------------
                                                                Large-Cap Growth Securities
                                                                           Fund
                                                       --------------------------------------------
                                                                        2004 (c)          2003
                                                                     --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                          $            -  $          498
Expenses:
  Mortality and expense charges                                                   -               -
                                                                     --------------  --------------
    Net investment income (loss)                                                  -             498
                                                                     --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                             (33,031)         (1,080)
  Change in unrealized appreciation (depreciation) of
   investments                                                               33,412          16,851
                                                                     --------------  --------------
    Net realized and unrealized gains (losses) on
     investments                                                                381          15,771
                                                                     --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                      $          381  $       16,269
                                                                     ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                     Met Investors
                            ----------------------------------------------------------------------------------------------
                                      Lord Abbett Growth & Income                       Lord Abbett Bond Debenture
                                               Portfolio                                         Portfolio
                            ----------------------------------------------    ----------------------------------------------
                                 2005            2004            2003              2005            2004              2003
                            --------------  --------------  --------------    --------------  --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $      174,410  $       18,096  $       28,036    $       56,373  $       31,761    $       10,464
 Net realized (losses)
   gains from security
   transactions                     82,973          52,257         (12,930)           16,753           7,926            (9,407)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     (43,138)        539,624         960,537           (52,300)         25,513            92,107
                            --------------  --------------  --------------    --------------  --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               214,245         609,977         975,643            20,826          65,200            93,164
                            --------------  --------------  --------------    --------------  --------------    --------------
From capital
 transactions:
 Net purchase payments             292,574         180,765         107,277           151,267          25,736            16,711
 Net investment division
   transfers                       180,212         800,645       1,250,288           121,709         293,186           232,443
 Other net transfers              (132,447)       (321,812)       (220,444)          (10,895)         (9,460)           (7,903)
                            --------------  --------------  --------------    --------------  --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  340,339         659,598       1,137,121           262,081         309,462           241,251
                            --------------  --------------  --------------    --------------  --------------    --------------
    NET CHANGE IN NET
     ASSETS                        554,584       1,269,575       2,112,764           282,907         374,662           334,415
NET ASSETS - BEGINNING
 OF PERIOD                       5,578,609       4,309,034       2,196,270         1,075,089         700,427           366,012
                            --------------  --------------  --------------    --------------  --------------    --------------
NET ASSETS - END OF
 PERIOD                     $    6,133,193  $    5,578,609  $    4,309,034    $    1,357,996  $    1,075,089    $      700,427
                            ==============  ==============  ==============    ==============  ==============    ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                              Met Investors
                     ----------------------------------------------------------------------------------------------
                                Lord Abbett Mid-Cap Value                        Lord Abbett Growth Opportunity
                                        Portfolio                                           Portfolio
                     ----------------------------------------------      ----------------------------------------------
                          2005              2004              2003            2005              2004          2003 (h)
                     --------------    --------------    --------------  --------------    --------------  --------------
INCREASE
 (DECREASE)
 IN NET
 ASSETS
From
 operations:
 Net
   investment
   income
   (loss)            $       25,131    $       14,534    $       10,504  $       24,381    $          (68) $          (41)
 Net
   realized
   (losses)
   gains
   from
   security
   transactions              14,185            25,588             1,994           4,048             8,073           6,219
 Change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments                7,585            77,662            94,768         (12,227)           32,407          74,807
                     --------------    --------------    --------------  --------------    --------------  --------------
    Net
     increase
     (decrease)
     in
     net
     assets
     resulting
     from
     operations              46,901           117,784           107,266          16,202            40,412          80,985
                     --------------    --------------    --------------  --------------    --------------  --------------
From
 capital
 transactions:
 Net
   purchase
   payments                     273               273               273             200               200             133
 Net
   investment
   division
   transfers                 31,285            (3,725)           (1,194)          1,837              (893)        285,711
 Other
   net
   transfers                (28,071)          (65,692)          (11,726)        (10,027)          (15,676)        (36,054)
                     --------------    --------------    --------------  --------------    --------------  --------------
    Net
     increase
     (decrease)
     in
     net
     assets
     resulting
     from
     capital
     transactions             3,487           (69,144)          (12,647)         (7,990)          (16,369)        249,790
                     --------------    --------------    --------------  --------------    --------------  --------------
    NET
     CHANGE
     IN
     NET
     ASSETS                  50,388            48,640            94,619           8,212            24,043         330,775
NET
 ASSETS -
 BEGINNING
 OF PERIOD                  563,312           514,672           420,053         354,818           330,775               -
                     --------------    --------------    --------------  --------------    --------------  --------------
NET
 ASSETS -
 END OF
 PERIOD              $      613,700    $      563,312    $      514,672  $      363,030    $      354,818  $      330,775
                     ==============    ==============    ==============  ==============    ==============  ==============

(h) For the period April 25, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                           Met Investors
                                  ---------------------------------------------------------------------------------
                                         Met/Putnam Capital Opportunities                           Lazard Mid-Cap
                                                     Portfolio                                         Portfolio
                                  ----------------------------------------------    -------------------------------
                                       2005            2004              2003            2005            2004
                                  --------------  --------------    --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $          669  $           (1)   $            -  $       62,012  $       (1,742)
 Net realized (losses) gains
   from security transactions                828             408            (2,776)         40,380          10,361
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            19,869          36,050            50,014         (59,086)         35,853
                                  --------------  --------------    --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                      21,366          36,457            47,238          43,306          44,472
                                  --------------  --------------    --------------  --------------  --------------
From capital transactions:
 Net purchase payments                        49              49                49         156,525          58,072
 Net investment division
   transfers                                (420)           (213)             (161)        (24,917)        152,531
 Other net transfers                      (7,942)        (23,843)          (10,684)         (7,771)              -
                                  --------------  --------------    --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions            (8,313)        (24,007)          (10,796)        123,837         210,603
                                  --------------  --------------    --------------  --------------  --------------
    NET CHANGE IN NET ASSETS              13,053          12,450            36,442         167,143         255,075
NET ASSETS - BEGINNING OF
 PERIOD                                  219,377         206,927           170,485         426,967         171,892
                                  --------------  --------------    --------------  --------------  --------------
NET ASSETS - END OF PERIOD        $      232,430  $      219,377    $      206,927  $      594,110  $      426,967
                                  ==============  ==============    ==============  ==============  ==============

                                  -------------


                                  ---------------
                                       2003
                                  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $          916
 Net realized (losses) gains
   from security transactions                817
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            27,320
                                  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                      29,053
                                  --------------
From capital transactions:
 Net purchase payments                    35,104
 Net investment division
   transfers                             107,124
 Other net transfers                        (857)
                                  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions           141,371
                                  --------------
    NET CHANGE IN NET ASSETS             170,424
NET ASSETS - BEGINNING OF
 PERIOD                                    1,468
                                  --------------
NET ASSETS - END OF PERIOD        $      171,892
                                  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                    Met Investors
                            ---------------------------------------------------------------------------------------------
                                       Met/AIM Small-Cap Growth                      Third Avenue Small-Cap Value
                                               Portfolio                                      Portfolio
                            ----------------------------------------------  ---------------------------------------------
                                 2005            2004            2003            2005            2004           2003
                            --------------  --------------  --------------  --------------  -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $        7,894  $       (1,433) $         (464) $       (2,424) $       13,753 $        1,491
 Net realized (losses)
   gains from security
   transactions                     13,820          27,947           1,132          32,042          43,459            489
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      18,075          (3,921)         29,894         128,021          41,224         30,933
                            --------------  --------------  --------------  --------------  -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                39,789          22,593          30,562         157,639          98,436         32,913
                            --------------  --------------  --------------  --------------  -------------- --------------
From capital
 transactions:
 Net purchase payments              84,924          39,144           4,808         131,872          67,736         12,427
 Net investment division
   transfers                        15,114         106,439         169,511         233,165         333,088        159,771
 Other net transfers                (3,369)         (4,859)           (914)         (3,956)              -           (123)
                            --------------  --------------  --------------  --------------  -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   96,669         140,724         173,405         361,081         400,824        172,075
                            --------------  --------------  --------------  --------------  -------------- --------------
    NET CHANGE IN NET
     ASSETS                        136,458         163,317         203,967         518,720         499,260        204,988
NET ASSETS - BEGINNING
 OF PERIOD                         369,683         206,366           2,399         704,903         205,643            655
                            --------------  --------------  --------------  --------------  -------------- --------------
NET ASSETS - END OF
 PERIOD                     $      506,141  $      369,683  $      206,366  $    1,223,623  $      704,903 $      205,643
                            ==============  ==============  ==============  ==============  ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                     Met Investors
                            ----------------------------------------------------------------------------------------------
                                        Janus Aggressive Growth                       MFS Research International
                                               Portfolio                                       Portfolio
                            ----------------------------------------------  ----------------------------------------------
                                 2005            2004            2003            2005            2004            2003
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $       (1,942) $       (1,579) $         (420) $       59,102  $         (691) $        1,585
 Net realized (losses)
   gains from security
   transactions                     10,577           1,999             357          34,122          16,453           2,619
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      52,112          28,160          22,061          85,729          96,503          94,488
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                60,747          28,580          21,998         178,953         112,265          98,692
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments              70,700          30,615           5,248         176,935          54,460          24,928
 Net investment division
   transfers                       (14,849)        145,772         168,152         163,387         152,115         348,042
 Other net transfers                (5,102)              -            (838)        (18,203)        (23,794)        (11,624)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   50,749         176,387         172,562         322,119         182,781         361,346
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                        111,496         204,967         194,560         501,072         295,046         460,038
NET ASSETS - BEGINNING
 OF PERIOD                         400,849         195,882           1,322         770,998         475,952          15,914
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      512,345  $      400,849  $      195,882  $    1,272,070  $      770,998  $      475,952
                            ==============  ==============  ==============  ==============  ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                               Met Investors
                       ---------------------------------------------------------------------------------------------
                                T. Rowe Price Mid-Cap Growth                  Oppenheimer Capital Appreciation
                                          Portfolio                                      Portfolio
                       ----------------------------------------------  ---------------------------------------------
                            2005            2004            2003            2005           2004            2003
                       --------------  --------------  --------------  -------------- --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   income (loss)       $       20,327  $       (2,513) $         (635) $        7,163 $       23,239  $         (289)
 Net realized
   (losses) gains
   from security
   transactions                51,707          25,484             386           1,112         15,768             684
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments              88,802          78,851          40,626          60,288         (5,110)         17,844
                       --------------  --------------  --------------  -------------- --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               160,836         101,822          40,377          68,563         33,897          18,239
                       --------------  --------------  --------------  -------------- --------------  --------------
From capital
 transactions:
 Net purchase
   payments                    97,800          86,224          33,902         125,031         44,269           2,620
 Net investment
   division
   transfers                   11,720         534,891         181,045         362,839        519,345          98,267
 Other net transfers             (267)              -            (487)              -              -            (975)
                       --------------  --------------  --------------  -------------- --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions             109,253         621,115         214,460         487,870        563,614          99,912
                       --------------  --------------  --------------  -------------- --------------  --------------
    NET CHANGE IN
     NET ASSETS               270,089         722,937         254,837         556,433        597,511         118,151
NET ASSETS -
 BEGINNING OF PERIOD          979,709         256,772           1,935         721,547        124,036           5,885
                       --------------  --------------  --------------  -------------- --------------  --------------
NET ASSETS - END OF
 PERIOD                $    1,249,798  $      979,709  $      256,772  $    1,277,980 $      721,547  $      124,036
                       ==============  ==============  ==============  ============== ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                     Met Investors
                            ----------------------------------------------------------------------------------------------
                                    PIMCO Inflation Protected Bond                         RCM Global Technology
                                               Portfolio                                         Portfolio
                            ----------------------------------------------    ----------------------------------------------
                                 2005            2004          2003 (i)            2005            2004            2003
                            --------------  --------------  --------------    --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $       (2,667) $       26,914  $        1,876    $          179  $         (151) $          (34)
 Net realized (losses)
   gains from security
   transactions                      1,470             936               2            (1,302)             27             106
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       7,401          (8,572)           (783)            9,190          (1,146)          1,458
                            --------------  --------------  --------------    --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 6,204          19,278           1,095             8,067          (1,270)          1,530
                            --------------  --------------  --------------    --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments             145,363           9,287             382            22,361           3,643             351
 Net investment division
   transfers                       232,221         404,860          79,013            (3,599)         26,202          18,931
 Other net transfers                    (1)              -               -                 -             (54)           (101)
                            --------------  --------------  --------------    --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  377,583         414,147          79,395            18,762          29,791          19,181
                            --------------  --------------  --------------    --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                        383,787         433,425          80,490            26,829          28,521          20,711
NET ASSETS - BEGINNING
 OF PERIOD                         513,915          80,490               -            49,791          21,270             559
                            --------------  --------------  --------------    --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      897,702  $      513,915  $       80,490    $       76,620  $       49,791  $       21,270
                            ==============  ==============  ==============    ==============  ==============  ==============

(i) For the period May 1, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                     Met Investors
                            ----------------------------------------------------------------------------------------------
                                          PIMCO Money Market                            PIMCO Total Return Bond
                                               Portfolio                                       Portfolio
                            ----------------------------------------------  ----------------------------------------------
                               2005 (a)          2004            2003            2005            2004            2003
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $        7,521  $        7,907  $        1,992  $        5,917  $       62,800  $        8,571
 Net realized (losses)
   gains from security
   transactions                          -               -               -          (2,339)          3,072           3,918
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -               -               -          29,787         (23,702)         (1,909)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 7,521           7,907           1,992          33,365          42,170          10,580
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments           2,388,504       5,720,695       9,232,175         231,537         109,630          28,345
 Net investment division
   transfers                    (4,014,042)     (6,747,541)     (7,511,407)        325,464         740,045         381,389
 Other net transfers              (127,554)              -         (44,612)         (9,175)         (4,324)           (109)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               (1,753,092)     (1,026,846)      1,676,156         547,826         845,351         409,625
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                     (1,745,571)     (1,018,939)      1,678,148         581,191         887,521         420,205
NET ASSETS - BEGINNING
 OF PERIOD                       1,745,571       2,764,510       1,086,362       1,335,995         448,474          28,269
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            -  $    1,745,571  $    2,764,510  $    1,917,186  $    1,335,995  $      448,474
                            ==============  ==============  ==============  ==============  ==============  ==============

(a) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                           Harris Oakmark International                  Neuberger Berman Real Estate
                                                     Portfolio                                     Portfolio
                                  ----------------------------------------------  -------------------------------------------
                                       2005            2004            2003            2005          2004 (e)
                                  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $       10,848  $       (2,145) $        2,091  $         (531) $          573
 Net realized (losses) gains
   from security transactions             57,863          22,868             973           3,197              42
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            81,273          74,061          36,687          25,689             690
                                  --------------  --------------  --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     149,984          94,784          39,751          28,355           1,305
                                  --------------  --------------  --------------  --------------  --------------
From capital transactions:
 Net purchase payments                   102,555          46,605           3,690          45,749              19
 Net investment division
   transfers                             277,348         408,482         185,838         175,177          17,517
 Other net transfers                      (2,202)              -             (97)         (1,384)              -
                                  --------------  --------------  --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions           377,701         455,087         189,431         219,542          17,536
                                  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET ASSETS             527,685         549,871         229,182         247,897          18,841
NET ASSETS - BEGINNING OF
 PERIOD                                  780,438         230,567           1,385          18,841               -
                                  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD        $    1,308,123  $      780,438  $      230,567  $      266,738  $       18,841
                                  ==============  ==============  ==============  ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                      Met Investors
                                  --------------------------------------------------------------------------------------
                                             Turner Mid-Cap Growth                   Goldman Sachs Mid-Cap Value
                                                   Portfolio                                  Portfolio
                                  ------------------------------------------- ------------------------------------------
                                       2005         2004 (e)                       2005         2004 (e)
                                  -------------- --------------               -------------- --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $        4,508 $           (4)              $       22,495 $          607
 Net realized (losses) gains
   from security transactions                818              4                        3,510             13
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            12,043            402                        6,060            708
                                  -------------- --------------               -------------- --------------
    Net increase (decrease)
     in net assets resulting
     from operations                      17,369            402                       32,065          1,328
                                  -------------- --------------               -------------- --------------
From capital transactions:
 Net purchase payments                    37,081             24                       21,980            669
 Net investment division
   transfers                              98,057          6,464                      244,385         46,084
 Other net transfers                           -              -                            -              -
                                  -------------- --------------               -------------- --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions           135,138          6,488                      266,365         46,753
                                  -------------- --------------               -------------- --------------
    NET CHANGE IN NET ASSETS             152,507          6,890                      298,430         48,081
NET ASSETS - BEGINNING OF
 PERIOD                                    6,890              -                       48,081              -
                                  -------------- --------------               -------------- --------------
NET ASSETS - END OF PERIOD        $      159,397 $        6,890               $      346,511 $       48,081
                                  ============== ==============               ============== ==============

(e) For the period May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                      Met Investors
                                  --------------------------------------------------------------------------------------
                                              Defensive Strategy                              Moderate Strategy
                                                 Fund of Fund                                   Fund of Fund
                                  ------------------------------------------     -------------------------------------------
                                     2005 (b)                                       2005 (b)
                                  --------------                                 --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $            -                                 $        3,810
 Net realized (losses) gains
   from security transactions                  -                                             34
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 -                                         (2,868)
                                  --------------                                 --------------
    Net increase (decrease)
     in net assets resulting
     from operations                           -                                            976
                                  --------------                                 --------------
From capital transactions:
 Net purchase payments                         -                                              -
 Net investment division
   transfers                                   -                                        282,333
 Other net transfers                           -                                             (1)
                                  --------------                                 --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                 -                                        282,332
                                  --------------                                 --------------
    NET CHANGE IN NET ASSETS                   -                                        283,308
NET ASSETS - BEGINNING OF
 PERIOD                                        -                                              -
                                  --------------                                 --------------
NET ASSETS - END OF PERIOD        $            -                                 $      283,308
                                  ==============                                 ==============

(b) For the period May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                      Met Investors
                                  -------------------------------------------------------------------------------------
                                              Balanced Strategy                                 Growth Strategy
                                                 Fund of Fund                                     Fund of Fund
                                  ------------------------------------------       ------------------------------------------
                                     2005 (b)                                         2005 (b)
                                  --------------                                   --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $        1,035                                   $       10,876
 Net realized (losses) gains
   from security transactions                139                                              301
 Change in unrealized
   appreciation
   (depreciation) of
   investments                             1,994                                              862
                                  --------------                                   --------------
    Net increase (decrease)
     in net assets resulting
     from operations                       3,168                                           12,039
                                  --------------                                   --------------
From capital transactions:
 Net purchase payments                       170                                            1,181
 Net investment division
   transfers                              99,811                                          879,086
 Other net transfers                           -                                                -
                                  --------------                                   --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions            99,981                                          880,267
                                  --------------                                   --------------
    NET CHANGE IN NET ASSETS             103,149                                          892,306
NET ASSETS - BEGINNING OF
 PERIOD                                        -                                                -
                                  --------------                                   --------------
NET ASSETS - END OF PERIOD        $      103,149                                   $      892,306
                                  ==============                                   ==============

(b) For the period May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                       Met Investors
                                  ---------------------------------------------------------------------------------------
                                              Aggressive Strategy                            VanKampen ComStock
                                                 Fund of Fund                                     Portfolio
                                  -------------------------------------------    -------------------------------------------
                                     2005 (b)                                       2005 (b)
                                  --------------                                 --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $          802                                 $          722
 Net realized (losses) gains
   from security transactions                 39                                             17
 Change in unrealized
   appreciation
   (depreciation) of
   investments                              (818)                                           124
                                  --------------                                 --------------
    Net increase (decrease)
     in net assets resulting
     from operations                          23                                            863
                                  --------------                                 --------------
From capital transactions:
 Net purchase payments                     3,118                                            795
 Net investment division
   transfers                              65,087                                         40,401
 Other net transfers                          (8)                                           (57)
                                  --------------                                 --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions            68,197                                         41,139
                                  --------------                                 --------------
    NET CHANGE IN NET ASSETS              68,220                                         42,002
NET ASSETS - BEGINNING OF
 PERIOD                                        -                                              -
                                  --------------                                 --------------
NET ASSETS - END OF PERIOD        $       68,220                                 $       42,002
                                  ==============                                 ==============

(b) For the period May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                   Met Investors
                            ------------------------------------------------------------------------------------------
                                       JP Morgan Quality Bond                        JP Morgan Select Equity
                                              Portfolio                                     Portfolio
                            --------------------------------------------  --------------------------------------------
                                             2004 (d)          2003                        2004 (d)          2003
                                          --------------  --------------                --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                 $       22,111  $        9,487                $       11,959  $        3,659
 Net realized (losses)
   gains from security
   transactions                                    2,882             796                       (95,536)         (6,321)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                   (15,921)         (1,093)                      135,811         175,509
                                          --------------  --------------                --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                               9,072           9,190                        52,234         172,847
                                          --------------  --------------                --------------  --------------
From capital
 transactions:
 Net purchase payments                                82              99                             -               -
 Net investment division
   transfers                                    (241,998)         (4,688)                     (685,231)          2,647
 Other net transfers                              (4,750)         (4,450)                      (49,486)        (15,864)
                                          --------------  --------------                --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                               (246,666)         (9,039)                     (734,717)        (13,217)
                                          --------------  --------------                --------------  --------------
    NET CHANGE IN NET
     ASSETS                                     (237,594)            151                      (682,483)        159,630
NET ASSETS - BEGINNING
 OF PERIOD                                       237,594         237,443                       682,483         522,853
                                          --------------  --------------                --------------  --------------
NET ASSETS - END OF
 PERIOD                                   $            -  $      237,594                $            -  $      682,483
                                          ==============  ==============                ==============  ==============

(d) For the period January 1, 2004 to November 19, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                    Met Investors
                              ----------------------------------------------------------------------------------------
                                           Met/Putnam Research                         JP Morgan Enhanced Index
                                                Portfolio                                      Portfolio
                              --------------------------------------------    ------------------------------------------
                                               2004 (d)            2003                                         2003 (g)
                                            --------------    --------------                                 --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income
   (loss)                                   $          829    $         (437)                                $        9,828
 Net realized (losses)
   gains from security
   transactions                                     26,765              (509)                                      (420,221)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                     (23,312)           23,057                                        429,475
                                            --------------    --------------                                 --------------
    Net increase
     (decrease) in net
     assets resulting from
     operations                                      4,282            22,111                                         19,082
                                            --------------    --------------                                 --------------
From capital transactions:
 Net purchase payments                              11,004            21,292                                              -
 Net investment division
   transfers                                      (148,523)           60,226                                       (670,001)
 Other net transfers                                  (129)              (92)                                        (5,227)
                                            --------------    --------------                                 --------------
    Net increase
     (decrease) in net
     assets resulting from
     capital transactions                         (137,648)           81,426                                       (675,228)
                                            --------------    --------------                                 --------------
    NET CHANGE IN NET
     ASSETS                                       (133,366)          103,537                                       (656,146)
NET ASSETS - BEGINNING OF
 PERIOD                                            133,366            29,829                                        656,146
                                            --------------    --------------                                 --------------
NET ASSETS - END OF PERIOD                  $            -    $      133,366                                 $            -
                                            ==============    ==============                                 ==============

(d) For the period January 1, 2004 to November 19, 2004
(g) For the period January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                       Met Investors
                                  --------------------------------------------------------------------------------------
                                        JP Morgan International Equity               Lord Abbett Developing Growth
                                                   Portfolio                                   Portfolio
                                  ------------------------------------------  ------------------------------------------
                                                                 2003 (g)                                       2003 (g)
                                                              --------------                                 --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)                                 $        1,202                                 $          (21)
 Net realized (losses) gains
   from security transactions                                       (119,368)                                      (148,082)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                                       112,802                                        150,396
                                                              --------------                                 --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                                  (5,364)                                         2,293
                                                              --------------                                 --------------
From capital transactions:
 Net purchase payments                                                    30                                             67
 Net investment division
   transfers                                                        (136,912)                                      (275,810)
 Other net transfers                                                  (1,406)                                       (11,560)
                                                              --------------                                 --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                                      (138,288)                                      (287,303)
                                                              --------------                                 --------------
    NET CHANGE IN NET ASSETS                                        (143,652)                                      (285,010)
NET ASSETS - BEGINNING OF
 PERIOD                                                              143,652                                        285,010
                                                              --------------                                 --------------
NET ASSETS - END OF PERIOD                                    $            -                                 $            -
                                                              ==============                                 ==============

(g) For the period January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                         MetLife
                              ---------------------------------------------------------------------------------------------
                                               Davis Venture                                Harris Oakmark Focused
                                               Value Fund A                                       Value Fund
                              ----------------------------------------------    ---------------------------------------------
                                   2005              2004            2003            2005              2004           2003
                              --------------    --------------  --------------  --------------    -------------- --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income
   (loss)                     $        2,571    $         (613) $         (784) $        7,198    $        3,618 $         (703)
 Net realized (losses)
   gains from security
   transactions                       83,230            24,554           1,785          14,865            41,022          1,227
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       114,593            83,751          75,955         103,207            30,634         53,655
                              --------------    --------------  --------------  --------------    -------------- --------------
    Net increase
     (decrease) in net
     assets resulting from
     operations                      200,394           107,692          76,956         125,270            75,274         54,179
                              --------------    --------------  --------------  --------------    -------------- --------------
From capital transactions:
 Net purchase payments               351,654           170,726          31,643         106,229            66,364         32,123
 Net investment division
   transfers                         461,955           651,968         376,728         135,655           628,075        289,303
 Other net transfers                  (8,663)                -             (99)         (4,342)                -           (104)
                              --------------    --------------  --------------  --------------    -------------- --------------
    Net increase
     (decrease) in net
     assets resulting from
     capital transactions            804,946           822,694         408,272         237,542           694,439        321,322
                              --------------    --------------  --------------  --------------    -------------- --------------
    NET CHANGE IN NET
     ASSETS                        1,005,340           930,386         485,228         362,812           769,713        375,501
NET ASSETS - BEGINNING OF
 PERIOD                            1,440,436           510,050          24,822       1,152,037           382,324          6,823
                              --------------    --------------  --------------  --------------    -------------- --------------
NET ASSETS - END OF PERIOD    $    2,445,776    $    1,440,436  $      510,050  $    1,514,849    $    1,152,037 $      382,324
                              ==============    ==============  ==============  ==============    ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                            MetLife
                                ----------------------------------------------------------------------------------------------
                                                Jennison Growth                                     Stock Index
                                                   Portfolio                                         Portfolio
                                ----------------------------------------------    ----------------------------------------------
                                     2005            2004            2003              2005            2004            2003
                                --------------  --------------  --------------    --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)   $         (803) $       (1,389) $         (491)   $       11,029  $        2,105  $        3,008
 Net realized (losses) gains
   from security transactions           15,433           7,603             523            44,096          37,652          33,294
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          69,258          23,368          29,210           (12,358)         45,935          69,746
                                --------------  --------------  --------------    --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                    83,888          29,582          29,242            42,767          85,692         106,048
                                --------------  --------------  --------------    --------------  --------------  --------------
From capital transactions:
 Net purchase payments                  86,393          25,810           2,756            82,417          57,942           5,243
 Net investment division
   transfers                            81,237         117,703         217,989            10,816         163,112         275,607
 Other net transfers                    (5,446)           (270)           (993)           (5,724)         (6,097)         (1,692)
                                --------------  --------------  --------------    --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital
     transactions                      162,184         143,243         219,752            87,509         214,957         279,158
                                --------------  --------------  --------------    --------------  --------------  --------------
    NET CHANGE IN NET ASSETS           246,072         172,825         248,994           130,276         300,649         385,206
NET ASSETS - BEGINNING OF
 PERIOD                                422,456         249,631             637           904,391         603,742         218,536
                                --------------  --------------  --------------    --------------  --------------  --------------
NET ASSETS - END OF PERIOD      $      668,528  $      422,456  $      249,631    $    1,034,667  $      904,391  $      603,742
                                ==============  ==============  ==============    ==============  ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                            MetLife
                                  --------------------------------------------------------------------------------------------
                                              BlackRock Money Market                           BlackRock Bond Income
                                                     Portfolio                                       Portfolio
                                  ----------------------------------------------    --------------------------------------------
                                       2005            2004          2003 (h)            2005          2004 (e)
                                  --------------  --------------  --------------    --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $       27,889  $          685  $          841    $        1,746  $         (157)
 Net realized (losses) gains
   from security transactions                  -               -               2                43              83
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 -               -               -            (1,165)          1,828
                                  --------------  --------------  --------------    --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                      27,889             685             843               624           1,754
                                  --------------  --------------  --------------    --------------  --------------
From capital transactions:
 Net purchase payments                 2,696,347         (57,070)             37                 -               -
 Net investment division
   transfers                          (1,320,211)         (7,330)        186,441               482          36,441
 Other net transfers                           -         (84,280)         (3,634)             (229)              -
                                  --------------  --------------  --------------    --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions         1,376,136        (148,680)        182,844               253          36,441
                                  --------------  --------------  --------------    --------------  --------------
    NET CHANGE IN NET ASSETS           1,404,025        (147,995)        183,687               877          38,195
NET ASSETS - BEGINNING OF
 PERIOD                                   35,692         183,687               -            38,195               -
                                  --------------  --------------  --------------    --------------  --------------
NET ASSETS - END OF PERIOD        $    1,439,717  $       35,692  $      183,687    $       39,072  $        8,195
                                  ==============  ==============  ==============    ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004
(h) For the period April 25, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                        MetLife
                                  ------------------------------------------------------------------------------------
                                       Salomon Brothers Strategic Bond           Salomon Brothers U.S. Government
                                                  Portfolio                                  Portfolio
                                  ------------------------------------------ -----------------------------------------
                                       2005         2004 (e)                    2005 (b)
                                  -------------- --------------              --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $            - $            -              $            -
 Net realized (losses) gains
   from security transactions                  -              -                           -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 -              -                           -
                                  -------------- --------------              --------------
    Net increase (decrease)
     in net assets resulting
     from operations                           -              -                           -
                                  -------------- --------------              --------------
From capital transactions:
 Net purchase payments                         -              -                           -
 Net investment division
   transfers                                   -              -                           -
 Other net transfers                           -              -                           -
                                  -------------- --------------              --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                 -              -                           -
                                  -------------- --------------              --------------
    NET CHANGE IN NET ASSETS                   -              -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                        -              -                           -
                                  -------------- --------------              --------------
NET ASSETS - END OF PERIOD        $            - $            -              $            -
                                  ============== ==============              ==============

(b) For the period May 2, 2005 to December 31, 2005
(e) For the period May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                           MetLife
                                  ------------------------------------------------------------------------------------------
                                             T. Rowe Price Small-Cap                         T. Rowe Price Large-Cap
                                                    Portfolio                                       Portfolio
                                  ---------------------------------------------    --------------------------------------------
                                       2005          2004 (e)                           2005          2004 (e)
                                  --------------  --------------                   --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $          (13) $            -                   $          463  $          (42)
 Net realized (losses) gains
   from security transactions                312            (404)                             349              14
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            10,083           7,702                            5,140           8,605
                                  --------------  --------------                   --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                      10,382           7,298                            5,952           8,577
                                  --------------  --------------                   --------------  --------------
From capital transactions:
 Net purchase payments                         -               -                              840              16
 Net investment division
   transfers                               2,566          84,810                               84          83,585
 Other net transfers                      (2,309)         (1,261)                          (3,110)              -
                                  --------------  --------------                   --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions               257          83,549                           (2,186)         83,601
                                  --------------  --------------                   --------------  --------------
    NET CHANGE IN NET ASSETS              10,639          90,847                            3,766          92,178
NET ASSETS - BEGINNING OF
 PERIOD                                   90,847               -                           92,178               -
                                  --------------  --------------                   --------------  --------------
NET ASSETS - END OF PERIOD        $      101,486  $       90,847                   $       95,944  $       92,178
                                  ==============  ==============                   ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                     MetLife                                         GACC
                                  ---------------------------------------------    ----------------------------------------
                                          Capital Guardian U.S. Equity                           Money Market
                                                     Series                                          Fund
                                  ---------------------------------------------    ----------------------------------------
                                       2005          2004 (f)                                                   2003 (g)
                                  --------------  --------------                                             --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $          177  $            -                                             $          606
 Net realized (losses) gains
   from security transactions              1,047             239                                                     (1,505)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            36,791          26,809                                                      1,575
                                  --------------  --------------                                             --------------
    Net increase (decrease)
     in net assets resulting
     from operations                      38,015          27,048                                                        676
                                  --------------  --------------                                             --------------
From capital transactions:
 Net purchase payments                         -               -                                                         12
 Net investment division
   transfers                              (3,298)        684,039                                                   (186,459)
 Other net transfers                     (27,694)        (16,019)                                                    (2,489)
                                  --------------  --------------                                             --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions           (30,992)        668,020                                                   (188,936)
                                  --------------  --------------                                             --------------
    NET CHANGE IN NET ASSETS               7,023         695,068                                                   (188,260)
NET ASSETS - BEGINNING OF
 PERIOD                                  695,068               -                                                    188,260
                                  --------------  --------------                                             --------------
NET ASSETS - END OF PERIOD        $      702,091  $      695,068                                             $            -
                                  ==============  ==============                                             ==============

(f) For the period November 22, 2004 to December 31, 2004
(g) For the period January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                            Russell
                                  ------------------------------------------------------------------------------------------
                                               Multi-Style Equity                                Aggressive Equity
                                                      Fund                                             Fund
                                  --------------------------------------------     --------------------------------------------
                                       2005              2004           2003            2005           2004           2003
                                  --------------    -------------- --------------  -------------- -------------- --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $            -    $            - $            -  $            - $            - $            -
 Net realized (losses) gains
   from security transactions                  -                 -            (35)              -              -            (12)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 -                 -             43               -              -             33
                                  --------------    -------------- --------------  -------------- -------------- --------------
    Net increase (decrease)
     in net assets resulting
     from operations                           -                 -              8               -              -             21
                                  --------------    -------------- --------------  -------------- -------------- --------------
From capital transactions:
 Net purchase payments                         -                 -              -               -              -              -
 Net investment division
   transfers                                   -                 -              1               -              -              -
 Other net transfers                           -                 -            (68)              -              -            (95)
                                  --------------    -------------- --------------  -------------- -------------- --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                 -                 -            (67)              -              -            (95)
                                  --------------    -------------- --------------  -------------- -------------- --------------
    NET CHANGE IN NET ASSETS                   -                 -            (59)              -              -            (74)
NET ASSETS - BEGINNING OF
 PERIOD                                        -                 -             59               -              -             74
                                  --------------    -------------- --------------  -------------- -------------- --------------
NET ASSETS - END OF PERIOD        $            -    $            - $            -  $            - $            - $            -
                                  ==============    ============== ==============  ============== ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                      Russell
                            ------------------------------------------------------------------------------------------
                                              Non-U.S.                                      Core Bond
                                                Fund                                          Fund
                            --------------------------------------------  --------------------------------------------
                                 2005           2004           2003            2005           2004           2003
                            -------------- -------------- --------------  -------------- -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $            - $            - $            -  $            - $            - $            2
 Net realized (losses)
   gains from security
   transactions                          -              -            (36)              -              -             10
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -             46               -              -             (8)
                            -------------- -------------- --------------  -------------- -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -              -             10               -              -              4
                            -------------- -------------- --------------  -------------- -------------- --------------
From capital
 transactions:
 Net purchase payments                   -              -              -               -              -              -
 Net investment division
   transfers                             -              -              -               -              -              -
 Other net transfers                     -              -            (69)              -              -           (129)
                            -------------- -------------- --------------  -------------- -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                        -              -            (69)              -              -           (129)
                            -------------- -------------- --------------  -------------- -------------- --------------
    NET CHANGE IN NET
     ASSETS                              -              -            (59)              -              -           (125)
NET ASSETS - BEGINNING
 OF PERIOD                               -              -             59               -              -            125
                            -------------- -------------- --------------  -------------- -------------- --------------
NET ASSETS - END OF
 PERIOD                     $            - $              $            -  $            - $            - $            -
                            ============== ============== ==============  ============== ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                               Russell                                          AIM
                            --------------------------------------------  ----------------------------------------------
                                       Real Estate Securities                          Capital Appreciation
                                                Fund                                           Fund
                            --------------------------------------------  ----------------------------------------------
                                 2005           2004           2003            2005            2004            2003
                            -------------- -------------- --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $            - $              $            3  $           86  $          (50) $          (39)
 Net realized (losses)
   gains from security
   transactions                          -              -             35         (19,038)         (7,322)        (14,584)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -            (11)         38,925          24,313          76,462
                            -------------- -------------- --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -              -             27          19,973          16,941          61,839
                            -------------- -------------- --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                   -              -              -           3,845           3,860           3,830
 Net investment division
   transfers                             -              -              -         (35,553)         (2,889)         (1,347)
 Other net transfers                     -              -           (156)         (5,992)         (7,114)        (18,394)
                            -------------- -------------- --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                        -              -           (156)        (37,700)         (6,143)        (15,911)
                            -------------- -------------- --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                              -              -           (129)        (17,727)         10,798          45,928
NET ASSETS - BEGINNING
 OF PERIOD                               -              -            129         273,521         262,723         216,795
                            -------------- -------------- --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            - $            - $            -  $      255,794  $      273,521  $      262,723
                            ============== ============== ==============  ==============  ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                         AIM
                            --------------------------------------------------------------------------------------------
                                         International Growth                              Premier Equity
                                                 Fund                                           Fund
                            ----------------------------------------------  --------------------------------------------
                                 2005            2004            2003                           2004 (c)          2003
                            --------------  --------------  --------------                   --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $          252  $          215  $          146                   $            -  $          203
 Net realized (losses)
   gains from security
   transactions                         54            (338)           (293)                         (48,828)         (4,203)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       5,980           7,287           7,115                           46,604          27,351
                            --------------  --------------  --------------                   --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 6,286           7,164           6,968                           (2,224)         23,351
                            --------------  --------------  --------------                   --------------  --------------
From capital
 transactions:
 Net purchase payments                  98              98              98                              346          10,197
 Net investment division
   transfers                          (952)         (1,254)             26                         (100,528)         (2,021)
 Other net transfers                  (860)              -            (720)                         (14,760)         (2,349)
                            --------------  --------------  --------------                   --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   (1,714)         (1,156)           (596)                        (114,942)          5,827
                            --------------  --------------  --------------                   --------------  --------------
    NET CHANGE IN NET
     ASSETS                          4,572           6,008           6,372                         (117,166)         29,178
NET ASSETS - BEGINNING
 OF PERIOD                          36,713          30,705          24,333                          117,166          87,988
                            --------------  --------------  --------------                   --------------  --------------
NET ASSETS - END OF
 PERIOD                     $       41,285  $       36,713  $       30,705                   $            -  $      117,166
                            ==============  ==============  ==============                   ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                      Alliance
                            -------------------------------------------------------------------------------------------
                                   Bernstein Real Estate Investment                        Premier Growth
                                               Portfolio                                     Portfolio
                            ----------------------------------------------  -------------------------------------------
                               2005 (a)          2004            2003                       2004 (c)          2003
                            --------------  --------------  --------------               --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $          (26) $          222  $          218               $           (3) $         (116)
 Net realized (losses)
   gains from security
   transactions                      6,408           1,038             328                       (9,712)         (6,239)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (6,952)          2,947           2,791                        9,323          10,400
                            --------------  --------------  --------------               --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                  (570)          4,207           3,337                         (392)          4,045
                            --------------  --------------  --------------               --------------  --------------
From capital
 transactions:
 Net purchase payments                 119             284             284                          416           4,648
 Net investment division
   transfers                       (14,726)         (1,155)         (2,399)                      (9,878)         (7,575)
 Other net transfers                   (29)              -            (154)                     (13,358)           (410)
                            --------------  --------------  --------------               --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  (14,636)           (871)         (2,269)                     (22,820)         (3,337)
                            --------------  --------------  --------------               --------------  --------------
    NET CHANGE IN NET
     ASSETS                        (15,206)          3,336           1,068                      (23,212)            708
NET ASSETS - BEGINNING
 OF PERIOD                          15,206          11,870          10,802                       23,212          22,504
                            --------------  --------------  --------------               --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            -  $       15,206  $       11,870               $            -  $       23,212
                            ==============  ==============  ==============               ==============  ==============

(a) For the period January 1, 2005 to April 29, 2005
(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                    Liberty                                  Goldman Sachs
                                  ------------------------------------------  ------------------------------------------
                                              Newport Tiger Fund,                          Growth and Income
                                                Variable Series                                  Fund
                                  ------------------------------------------  ------------------------------------------
                                                  2004 (c)         2003                       2004 (c)         2003
                                               -------------- --------------               -------------- --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)                  $            - $            -               $            - $            -
 Net realized (losses) gains
   from security transactions                               -            (31)                           -            (29)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                              -             44                            -             40
                                               -------------- --------------               -------------- --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                        -             13                            -             11
                                               -------------- --------------               -------------- --------------
From capital transactions:
 Net purchase payments                                      -              -                            -              -
 Net investment division
   transfers                                                -              2                            -              -
 Other net transfers                                        -            (74)                           -            (86)
                                               -------------- --------------               -------------- --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                              -            (72)                           -            (86)
                                               -------------- --------------               -------------- --------------
    NET CHANGE IN NET ASSETS                                -            (59)                           -            (75)
NET ASSETS - BEGINNING OF
 PERIOD                                                     -             59                            -             75
                                               -------------- --------------               -------------- --------------
NET ASSETS - END OF PERIOD                     $            - $            -               $            - $            -
                                               ============== ==============               ============== ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                           Goldman Sachs                                   Scudder II
                            -------------------------------------------  ----------------------------------------------
                                        International Equity                            Small-Cap Growth
                                                Fund                                        Portfolio
                            -------------------------------------------  ----------------------------------------------
                                            2004 (c)          2003            2005            2004            2003
                                         --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                $            -  $           12  $          (14) $          (13) $          (13)
 Net realized (losses)
   gains from security
   transactions                                      33              (8)           (322)         (1,494)         (1,176)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                      (45)            105             495           1,769           1,812
                                         --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                (12)            109             159             262             623
                                         --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                               95             225               -               -               -
 Net investment division
   transfers                                        (41)           (108)             30            (220)           (656)
 Other net transfers                               (460)            (64)              -               -             (66)
                                         --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                                  (406)             53              30            (220)           (722)
                                         --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                        (418)            162             189              42             (99)
NET ASSETS - BEGINNING
 OF PERIOD                                          418             256           2,500           2,458           2,557
                                         --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                                  $            -  $          418  $        2,689  $        2,500  $        2,458
                                         ==============  ==============  ==============  ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                      Scudder II
                            ---------------------------------------------------------------------------------------------
                                        Dreman Small-Cap Value                          Government Securities
                                              Portfolio                                       Portfolio
                            ---------------------------------------------  ----------------------------------------------
                               2005 (a)         2004            2003            2005            2004            2003
                            -------------- --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $            - $           (2) $            4  $           11  $            6  $           10
 Net realized (losses)
   gains from security
   transactions                          -             60              36              (1)              -               5
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -             (13)             (5)              2             (14)
                            -------------- --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -             58              27               5               8               1
                            -------------- --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                   -              -               -              99              99              99
 Net investment division
   transfers                             -            380               -             (40)            (38)            (37)
 Other net transfers                     -           (438)           (135)              -              (2)           (124)
                            -------------- --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                        -            (58)           (135)             59              59             (62)
                            -------------- --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                              -              -            (108)             64              67             (61)
NET ASSETS - BEGINNING
 OF PERIOD                               -              -             108             230             163             224
                            -------------- --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            - $            -  $            -  $          294  $          230  $          163
                            ============== ==============  ==============  ==============  ==============  ==============

(a) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                         MFS
                            ---------------------------------------------------------------------------------------------
                                            Investors Trust                                  High Income
                                                Series                                          Series
                            ----------------------------------------------  ---------------------------------------------
                               2005 (a)          2004            2003          2005 (a)          2004           2003
                            --------------  --------------  --------------  --------------  -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $          107  $           (2) $          (16) $           (5) $          307 $          218
 Net realized (losses)
   gains from security
   transactions                      1,557              37          (1,386)            524             112             18
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (2,823)          2,996           5,554            (669)            161            534
                            --------------  --------------  --------------  --------------  -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                (1,159)          3,031           4,152            (150)            580            770
                            --------------  --------------  --------------  --------------  -------------- --------------
From capital
 transactions:
 Net purchase payments                   -           6,870           9,160              16              49             49
 Net investment division
   transfers                       (28,382)         (4,792)         (5,551)         (7,092)            890          4,849
 Other net transfers                     -               -             (83)              -               -           (106)
                            --------------  --------------  --------------  --------------  -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  (28,382)          2,078           3,526          (7,076)            939          4,792
                            --------------  --------------  --------------  --------------  -------------- --------------
    NET CHANGE IN NET
     ASSETS                        (29,541)          5,109           7,678          (7,226)          1,519          5,562
NET ASSETS - BEGINNING
 OF PERIOD                          29,541          24,432          16,754           7,226           5,707            145
                            --------------  --------------  --------------  --------------  -------------- --------------
NET ASSETS - END OF
 PERIOD                     $            -  $       29,541  $       24,432  $            -  $        7,226 $        5,707
                            ==============  ==============  ==============  ==============  ============== ==============

(a) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                        MFS
                            -------------------------------------------------------------------------------------------
                                             New Discovery                                    Research
                                                Series                                         Series
                            ----------------------------------------------  -------------------------------------------
                               2005 (a)          2004            2003                       2004 (c)          2003
                            --------------  --------------  --------------               --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $            -  $           (1) $            -               $          265  $          (16)
 Net realized (losses)
   gains from security
   transactions                        (22)              -             (10)                          92            (801)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          (7)              6              60                           98           5,478
                            --------------  --------------  --------------               --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   (29)              5              50                          455           4,661
                            --------------  --------------  --------------               --------------  --------------
From capital
 transactions:
 Net purchase payments                  72              72              72                          318           9,820
 Net investment division
   transfers                          (222)            (22)            (24)                      (3,245)         (4,030)
 Other net transfers                     -              (3)            (69)                     (22,725)            (60)
                            --------------  --------------  --------------               --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                     (150)             47             (21)                     (25,652)          5,730
                            --------------  --------------  --------------               --------------  --------------
    NET CHANGE IN NET
     ASSETS                           (179)             52              29                      (25,197)         10,391
NET ASSETS - BEGINNING
 OF PERIOD                             179             127              98                       25,197          14,806
                            --------------  --------------  --------------               --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            -  $          179  $          127               $            -  $       25,197
                            ==============  ==============  ==============               ==============  ==============

(a) For the period January 1, 2005 to April 29, 2005
(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                 MFS
                       ---------------------------------------------------------------------------------------
                                     Emerging Growth                             Strategic Income
                                          Series                                      Series
                       -------------------------------------------  ------------------------------------------
                                       2004 (c)          2003                       2004 (c)         2003
                                    --------------  --------------               -------------- --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   income (loss)                    $            -  $          (14)              $            - $           (3)
 Net realized
   (losses) gains
   from security
   transactions                               (764)           (167)                           -            744
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                              806             835                            -           (639)
                                    --------------  --------------               -------------- --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                                 42             654                            -            102
                                    --------------  --------------               -------------- --------------
From capital
 transactions:
 Net purchase
   payments                                  1,294           1,254                            -              -
 Net investment
   division
   transfers                                (3,273)           (552)                           -         (9,818)
 Other net transfers                        (1,215)            (51)                           -           (122)
                                    --------------  --------------               -------------- --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                           (3,194)            651                            -         (9,940)
                                    --------------  --------------               -------------- --------------
    NET CHANGE IN
     NET ASSETS                             (3,152)          1,305                            -         (9,838)
NET ASSETS -
 BEGINNING OF PERIOD                         3,152           1,847                            -          9,838
                                    --------------  --------------               -------------- --------------
NET ASSETS - END OF
 PERIOD                             $            -  $        3,152               $            - $            -
                                    ==============  ==============               ============== ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                    Oppenheimer
                            -------------------------------------------------------------------------------------------
                                         Capital Appreciation                      Main Street Growth and Income
                                                 Fund                                           Fund
                            ----------------------------------------------  -------------------------------------------
                               2005 (a)          2004            2003                       2004 (c)          2003
                            --------------  --------------  --------------               --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $          334  $         (112) $          (57)              $            9  $            2
 Net realized (losses)
   gains from security
   transactions                        116           3,306             104                           54              (3)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (2,643)           (638)          3,425                          (64)            189
                            --------------  --------------  --------------               --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                (2,193)          2,556           3,472                           (1)            188
                            --------------  --------------  --------------               --------------  --------------
From capital
 transactions:
 Net purchase payments               1,654          11,164           3,296                          176             527
 Net investment division
   transfers                        (7,018)          2,849          20,799                          (72)           (208)
 Other net transfers               (38,548)            (53)            (70)                      (1,100)            (73)
                            --------------  --------------  --------------               --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  (43,912)         13,960          24,025                         (996)            246
                            --------------  --------------  --------------               --------------  --------------
    NET CHANGE IN NET
     ASSETS                        (46,105)         16,516          27,497                         (997)            434
NET ASSETS - BEGINNING
 OF PERIOD                          46,105          29,589           2,092                          997             563
                            --------------  --------------  --------------               --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            -  $       46,105  $       29,589               $            -  $          997
                            ==============  ==============  ==============               ==============  ==============

(a) For the period January 1, 2005 to April 29, 2005
(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                         Oppenheimer
                                  -----------------------------------------------------------------------------------------
                                                  High Income                                      Bond
                                                      Fund                                         Fund
                                  -------------------------------------------  --------------------------------------------
                                                   2004 (c)         2003                        2004 (c)          2003
                                                -------------- --------------                --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)                   $            - $            8                $          447  $          477
 Net realized (losses) gains
   from security transactions                                -            (17)                          189             170
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                               -             23                          (572)            (66)
                                                -------------- --------------                --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                         -             14                            64             581
                                                -------------- --------------                --------------  --------------
From capital transactions:
 Net purchase payments                                       -              -                             -               -
 Net investment division
   transfers                                                 -              -                        (2,972)         (3,214)
 Other net transfers                                         -           (110)                       (6,696)           (125)
                                                -------------- --------------                --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                               -           (110)                       (9,668)         (3,339)
                                                -------------- --------------                --------------  --------------
    NET CHANGE IN NET ASSETS                                 -            (96)                       (9,604)         (2,758)
NET ASSETS - BEGINNING OF
 PERIOD                                                      -             96                         9,604          12,362
                                                -------------- --------------                --------------  --------------
NET ASSETS - END OF PERIOD                      $            - $            -                $            -  $        9,604
                                                ============== ==============                ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                            Oppenheimer                                      Putnam
                            -------------------------------------------  ----------------------------------------------
                                           Strategic Bond                                Growth & Income
                                                Fund                                          Fund
                            -------------------------------------------  ----------------------------------------------
                                             2004 (c)         2003            2005            2004            2003
                                          -------------- --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                 $            - $            8  $          672  $          548  $          443
 Net realized (losses)
   gains from security
   transactions                                        -              2           1,119             689          (1,451)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                         -              -           1,065           4,351          10,541
                                          -------------- --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                   -             10           2,856           5,588           9,533
                                          -------------- --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                                 -              -           6,588          11,198          13,428
 Net investment division
   transfers                                           -              -          (5,333)         (7,465)         (8,600)
 Other net transfers                                   -           (124)              -             (73)           (520)
                                          -------------- --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                                      -           (124)          1,255           3,660           4,308
                                          -------------- --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                            -           (114)          4,111           9,248          13,841
NET ASSETS - BEGINNING
 OF PERIOD                                             -            114          56,468          47,220          33,379
                                          -------------- --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                                   $            - $            -  $       60,579  $       56,468  $       47,220
                                          ============== ==============  ==============  ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                        Putnam
                            ----------------------------------------------------------------------------------------------
                                                 Vista                                     International Growth
                                                 Fund                                              Fund
                            ----------------------------------------------    ----------------------------------------------
                                 2005            2004              2003          2005 (a)          2004              2003
                            --------------  --------------    --------------  --------------  --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $         (115) $         (108)   $          (86) $          136  $           87    $           31
 Net realized (losses)
   gains from security
   transactions                       (150)           (416)           (1,889)         (1,117)           (104)             (238)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       2,651           3,813             6,594             755           1,242             1,936
                            --------------  --------------    --------------  --------------  --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 2,386           3,289             4,619            (226)          1,225             1,729
                            --------------  --------------    --------------  --------------  --------------    --------------
From capital
 transactions:
 Net purchase payments                 991           1,110             1,114             132             265               265
 Net investment division
   transfers                        (1,659)         (1,877)            2,977          (8,839)           (397)               32
 Other net transfers                  (668)             (3)             (358)             (7)             (1)              (68)
                            --------------  --------------    --------------  --------------  --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   (1,336)           (770)            3,733          (8,714)           (133)              229
                            --------------  --------------    --------------  --------------  --------------    --------------
    NET CHANGE IN NET
     ASSETS                          1,050           2,519             8,352          (8,940)          1,092             1,958
NET ASSETS - BEGINNING
 OF PERIOD                          21,017          18,498            10,146           8,940           7,848             5,890
                            --------------  --------------    --------------  --------------  --------------    --------------
NET ASSETS - END OF
 PERIOD                     $       22,067  $       21,017    $       18,498  $            -  $        8,940    $        7,848
                            ==============  ==============    ==============  ==============  ==============    ==============

(a) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003


                                  ----------------------------------
                                                   New Value
                                                      Fund
                                  ----------------------------------
                                                      2004 (c)
                                                   --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)                      $            -
 Net realized (losses) gains
   from security transactions                                   -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                                  -
                                                   --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                            -
                                                   --------------
From capital transactions:
 Net purchase payments                                          -
 Net investment division
   transfers                                                    -
 Other net transfers                                            -
                                                   --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                                  -
                                                   --------------
    NET CHANGE IN NET ASSETS                                    -
NET ASSETS - BEGINNING OF
 PERIOD                                                         -
                                                   --------------
NET ASSETS - END OF PERIOD                         $            -
                                                   ==============

                                          Putnam
                                  -------------------------------------------------------
                                                           International New Opportunities
                                                                        Fund
                                  ---------         --------------------------------------------
                                       2003                          2004 (c)          2003
                                  --------------                  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $            2                  $           86  $            -
 Net realized (losses) gains
   from security transactions                 10                          (4,976)         (2,474)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 4                           4,858           4,187
                                  --------------                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                          16                             (32)          1,713
                                  --------------                  --------------  --------------
From capital transactions:
 Net purchase payments                         -                               -               -
 Net investment division
   transfers                                   -                          (7,044)         (1,842)
 Other net transfers                        (120)                            (27)            (46)
                                  --------------                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions              (120)                         (7,071)         (1,888)
                                  --------------                  --------------  --------------
    NET CHANGE IN NET ASSETS                (104)                         (7,103)           (175)
NET ASSETS - BEGINNING OF
 PERIOD                                      104                           7,103           7,278
                                  --------------                  --------------  --------------
NET ASSETS - END OF PERIOD        $            -                  $            -  $        7,103
                                  ==============                  ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                       Templeton
                            ----------------------------------------------------------------------------------------------
                                           Growth Securities                              Foreign Securities
                                                 Fund                                            Fund
                            ----------------------------------------------  ----------------------------------------------
                                 2005            2004            2003            2005            2004            2003
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $           54  $           52  $           59  $          483  $          393  $          634
 Net realized (losses)
   gains from security
   transactions                         57              22             (21)           (108)         (1,126)         (4,779)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                         281             552             987           4,352           7,687          14,084
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   392             626           1,025           4,727           6,954           9,939
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                   -               -               -             434             434             434
 Net investment division
   transfers                           (29)           (110)             57           1,576           2,264          (1,854)
 Other net transfers                  (110)           (101)           (198)           (606)         (3,587)         (6,367)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                     (139)           (211)           (141)          1,404            (889)         (7,787)
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                            253             415             884           6,131           6,065           2,152
NET ASSETS - BEGINNING
 OF PERIOD                           4,437           4,022           3,138          44,358          38,293          36,141
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $        4,690  $        4,437  $        4,022  $       50,489  $       44,358  $       38,293
                            ==============  ==============  ==============  ==============  ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                           Templeton
                                  -------------------------------------------------------------------------------------------
                                           Developing Markets Securities                    Global Income Securities
                                                       Fund                                           Fund
                                  ----------------------------------------------  -------------------------------------------
                                       2005            2004            2003                       2004 (c)          2003
                                  --------------  --------------  --------------               --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $          108  $          145  $           70               $            -  $        5,635
 Net realized (losses) gains
   from security transactions              1,035             151            (361)                      18,639             388
 Change in unrealized
   appreciation
   (depreciation) of
   investments                             1,881           2,160           3,962                      (20,060)          8,924
                                  --------------  --------------  --------------               --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                       3,024           2,456           3,671                       (1,421)         14,947
                                  --------------  --------------  --------------               --------------  --------------
From capital transactions:
 Net purchase payments                       316             316             316                            -               -
 Net investment division
   transfers                              (1,603)           (698)         (1,703)                     (77,654)              -
 Other net transfers                         (47)             (3)            (92)                        (639)         (1,909)
                                  --------------  --------------  --------------               --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions            (1,334)           (385)         (1,479)                     (78,293)         (1,909)
                                  --------------  --------------  --------------               --------------  --------------
    NET CHANGE IN NET ASSETS               1,690           2,071           2,192                      (79,714)         13,038
NET ASSETS - BEGINNING OF
 PERIOD                                   12,405          10,334           8,142                       79,714          66,676
                                  --------------  --------------  --------------               --------------  --------------
NET ASSETS - END OF PERIOD        $       14,095  $       12,405  $       10,334               $            -  $       79,714
                                  ==============  ==============  ==============               ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                           Templeton
                                  ------------------------------------------------------------------------------------------
                                                    Small-Cap                             Mutual Shares Securities
                                                      Fund                                          Fund
                                  --------------------------------------------  --------------------------------------------
                                                   2004 (c)          2003                        2004 (c)          2003
                                                --------------  --------------                --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)                   $            -  $            -                $            -  $           38
 Net realized (losses) gains
   from security transactions                          (24,609)         (1,791)                        1,030               2
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                          25,429          26,648                          (893)          1,382
                                                --------------  --------------                --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                       820          24,857                           137           1,422
                                                --------------  --------------                --------------  --------------
From capital transactions:
 Net purchase payments                                       -               -                           139             273
 Net investment division
   transfers                                           (89,835)         (1,180)                         (109)           (510)
 Other net transfers                                      (433)         (1,932)                       (7,120)           (117)
                                                --------------  --------------                --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                         (90,268)         (3,112)                       (7,090)           (354)
                                                --------------  --------------                --------------  --------------
    NET CHANGE IN NET ASSETS                           (89,448)         21,745                        (6,953)          1,068
NET ASSETS - BEGINNING OF
 PERIOD                                                 89,448          67,703                         6,953           5,885
                                                --------------  --------------                --------------  --------------
NET ASSETS - END OF PERIOD                      $            -  $       89,448                $            -  $        6,953
                                                ==============  ==============                ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                            Templeton
                                                          --------------------------------------------
                                                                   Large-Cap Growth Securities
                                                                              Fund
                                                          --------------------------------------------
                                                                           2004 (c)          2003
                                                                        --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)                                          $            -  $          498
  Net realized (losses) gains from security transactions                       (33,031)         (1,080)
  Change in unrealized appreciation (depreciation) of
   investments                                                                  33,412          16,851
                                                                        --------------  --------------
    Net increase (decrease) in net assets resulting
     from operations                                                               381          16,269
                                                                        --------------  --------------
From capital transactions:
  Net purchase payments                                                              -               -
  Net investment division transfers                                            (75,311)            495
  Other net transfers                                                             (610)         (1,670)
                                                                        --------------  --------------
    Net increase (decrease) in net assets resulting
     from capital transactions                                                 (75,921)         (1,175)
                                                                        --------------  --------------
    NET CHANGE IN NET ASSETS                                                   (75,540)         15,094
NET ASSETS - BEGINNING OF PERIOD                                                75,540          60,446
                                                                        --------------  --------------
NET ASSETS - END OF PERIOD                                              $            -  $       75,540
                                                                        ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements


(1) ORGANIZATION
   MetLife Investors Variable Life Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MetLife Investors Insurance Company (MLI) and exists in accordance with the regulations of the Missouri Department of Insurance. MLI is an independent wholly owned subsidiary of Metropolitan Life Insurance Company (Metropolitan Life). The Separate Account is a funding vehicle for variable life insurance policies issued by MLI.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of seven investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment may vary between variable life insurance policies offered for sale by MLI.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLI may conduct.

                    Met Investors Series Trust (Met
                      Investors):
                      Lord Abbett Growth and Income
                       Portfolio (1)
                      Lord Abbett Bond Debenture
                       Portfolio (1)
                      Lord Abbett Mid-Cap Value Portfolio
                       (1)
                      Lord Abbett Growth Opportunity
                       Portfolio (1)
                      Met/Putnam Capital Opportunities
                       Portfolio (1)
                      Lazard Mid-Cap Portfolio (2)
                      Met/AIM Small-Cap Growth Portfolio
                       (2)
                      Third Avenue Small-Cap Value
                       Portfolio (2)
                      Janus Aggressive Growth Portfolio
                       (2)
                      MFS Research International
                       Portfolio (1)
                      T. Rowe Price Mid-Cap Growth
                       Portfolio (2)
                      Oppenheimer Capital Appreciation
                       Portfolio (2)
                      PIMCO Inflation Protected Bond
                       Portfolio (2)
                      RCM Global Technology Portfolio (2)
                      PIMCO Total Return Bond Portfolio
                       (2)
                      Harris Oakmark International
                       Portfolio (2)
                      Neuberger Berman Real Estate
                       Portfolio (1)
                      Turner Mid-Cap Growth Portfolio (1)
                      Goldman Sachs Mid-Cap Value
                       Portfolio (1)
                      Defensive Strategy Fund of Fund (2)
                      Moderate Strategy Fund of Fund (2)
                      Balanced Strategy Fund of Fund (2)
                      Growth Strategy Fund of Fund (2)
                      Aggressive Strategy Fund of Fund (2)
                      VanKampen ComStock Portfolio (2)
                    Metropolitan Life Series (MetLife):
                      Davis Venture Value Fund A (2)
                      Harris Oakmark Focused Value Fund
                       (2)
                    Metropolitan Life Series (MetLife),
                      continued:
                      Jennison Growth Portfolio (2)
                      Stock Index Portfolio (2)
                      BlackRock Money Market Portfolio (1)
                      BlackRock Bond Income Portfolio (2)
                      Salomon Brothers Strategic Bond
                       Portfolio (2)
                      Salomon Brothers U.S. Government
                       Portfolio (2)
                      T. Rowe Price Small-Cap Portfolio
                       (1)
                      T. Rowe Price Large-Cap Portfolio
                       (1)
                      Capital Guardian U.S. Equity Series
                       (1)
                    Russell Investment Funds (Russell):
                      Multi-Style Equity Fund (2)
                      Aggressive Equity Fund (2)
                      Non-U.S. Fund (2)
                      Core Bond Fund (2)
                      Real Estate Securities Fund (2)
                    AIM Variable Insurance Funds, Inc.
                      (AIM):
                      Capital Appreciation Fund (1)
                      International Growth Fund (1)
                    Scudder Variable Series II (Scudder
                      II):
                      Small-Cap Growth Portfolio (2)
                      Government Securities Portfolio (2)
                    Putnam Variable Trust (Putnam):
                      Growth and Income Fund (2)
                      Vista Fund (2)
                    Franklin Templeton Variable Insurance
                      Products Trust (Templeton):
                      Growth Securities Fund (3)
                      Foreign Securities Fund (1)
                      Developing Markets Securities Fund
                       (2)

    (1) Indicates sub-account is available in both SPVL and the FPVUL products.
    (2) Indicates sub-account is available in the flexible premium variable universal life (FPVUL) product only.
    (3) Indicates sub-account is available in the single premium variable life
        (SPVL) product only.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

   The following sub-accounts changed names during the year ended December 31, 2005:
    Met Investors PIMCO Innovation Portfolio to RCM Global Technology
     Portfolio
    MetLife SSR Money Market Portfolio to BlackRock Money Market Portfolio MetLife SSR Bond Income Portfolio to BlackRock Bond Income Portfolio
    Met Investors AIM Mid-Cap Core Equity Portfolio to Lazard Mid-Cap
     Portfolio

   The following sub-accounts ceased operations during the years ended December 31, 2005, 2004 and 2003:

 Year Ended December 31, 2005:                           Date Ceased Operations
 -----------------------------                           ----------------------
  Met Investors PIMCO Money Market Portfolio                April 29, 2005
  Alliance Bernstein Real Estate Investment Portfolio       April 29, 2005
  Scudder II Dreman Small-Cap Value Portfolio               April 29, 2005
  MFS Investors Trust Series                                April 29, 2005
  MFS High Income Series                                    April 29, 2005
  MFS New Discovery Series                                  April 29, 2005
  Oppenheimer Capital Appreciation Fund                     April 29, 2005
  Putnam International Growth Fund                          April 29, 2005

 Year Ended December 31, 2004:
 -----------------------------
  AIM Premier Equity Fund                                   April 30, 2004
  Alliance Premier Growth Portfolio                         April 30, 2004
  Liberty Newport Tiger Fund, Variable Series               April 30, 2004
  Goldman Sachs Growth and Income Fund                      April 30, 2004
  Goldman Sachs International Equity Fund                   April 30, 2004
  MFS Research Series                                       April 30, 2004
  MFS Emerging Growth Series                                April 30, 2004
  MFS Strategic Income Series                               April 30, 2004
  Oppenheimer Main Street Growth & Income Fund              April 30, 2004
  Oppenheimer High Income Fund                              April 30, 2004
  Oppenheimer Bond Fund                                     April 30, 2004
  Oppenheimer Strategic Bond Fund                           April 30, 2004
  Putnam New Value Fund                                     April 30, 2004
  Putnam International New Opportunities Fund               April 30, 2004
  Templeton Global Income Securities Fund                   April 30, 2004
  Franklin Small-Cap Fund                                   April 30, 2004
  Templeton Mutual Shares Securities Fund                   April 30, 2004
  Franklin Large-Cap Growth Securities Fund                 April 30, 2004
  Met Investors JP Morgan Quality Bond Portfolio           November 19, 2004
  Met Investors JP Morgan Select Equity Portfolio          November 19, 2004
  Met Investors Met Putnam Research Portfolio              November 19, 2004

 Year Ended December 31, 2003:
 -----------------------------
  Met Investors Lord Abbett Developing Growth Portfolio     April 25, 2003
  Met Investors JP Morgan Enhanced Index Portfolio          April 25, 2003
  Met Investors JP Morgan International Equity Portfolio    April 25, 2003
  GACC Money Market Fund                                    April 25, 2003

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

   The following sub-accounts began operations during the years ended December 31, 2005, 2004 and 2003:

 Year Ended December 31, 2005:                           Date Began Operations
 -----------------------------                           ---------------------
  Met Investors Defensive Strategy Fund of Fund               May 2, 2005
  Met Investors Moderate Strategy Fund of Fund                May 2, 2005
  Met Investors Balanced Strategy Fund of Fund                May 2, 2005
  Met Investors Growth Strategy Fund of Fund                  May 2, 2005
  Met Investors Aggressive Strategy Fund of Fund              May 2, 2005
  Met Investors VanKampen ComStock Portfolio                  May 2, 2005
  MetLife Salomon Brothers U.S. Government Portfolio          May 2, 2005

 Year Ended December 31, 2004:
 -----------------------------
  Met Investors Neuberger Berman Real Estate Portfolio        May 3, 2004
  Met Investors Turner Mid-Cap Growth Portfolio               May 3, 2004
  Met Investors Goldman Sachs Mid-Cap Value Portfolio         May 3, 2004
  MetLife SSR Bond Income Portfolio                           May 3, 2004
  MetLife Salomon Brothers Strategic Bond Portfolio           May 3, 2004
  MetLife T. Rowe Price Small-Cap Portfolio                   May 3, 2004
  MetLife T. Rowe Price Large-Cap Portfolio                   May 3, 2004
  MetLife Capital Guardian U.S. Equity Series              November 22, 2004

 Year Ended December 31, 2003:
 -----------------------------
  Met Investors Lord Abbett Growth Opportunity Portfolio    April 25, 2003
  MetLife SSR Money Market Portfolio                        April 25, 2003
  Met Investors PIMCO Inflation Protected Bond Portfolio      May 1, 2003

(2) SIGNIFICANT ACCOUNTING POLICIES

  (A) INVESTMENT VALUATION
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (B) FEDERAL INCOME TAXES
      The operations of the Separate Account are included in the federal income tax return of MLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLI believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life insurance policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable life insurance policies.

  (C) ESTIMATES
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(2) SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

  (D) RECLASSIFICATIONS
      Certain amounts in the prior years' financial statements have been reclassified to conform to the current year presentation

(3) SEPARATE ACCOUNT EXPENSES
   For flexible premium variable universal life policies, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts for the assumption of mortality and expense risks. The daily charge, on an annual basis, is equal to 0.55% for the first 10 policy years, 0.45% for policy years 11-20 and 0.15% thereafter. The mortality risk assumed by MLI is that the insured, as a group, may not live as long as expected. The expense risk assumed is that actual expenses my be greater than those assumed.

(4) CONTRACT CHARGES AND FEES
   There are contract charges and fees associated with the variable life insurance policies MLI deducts from the policy account value that reduce the return on investment. MLI sells single premium variable life (SPVL) and flexible premium variable universal life (FPVUL) policies and the contract charges and fees vary.

   The insurance charges for SPVL policies include mortality and expense risk, administrative, tax expense and cost of insurance. These charges are deducted from the policy account value on a monthly basis. Withdrawals during the first 10 years may be subject to a contingent deferred sales charge. In addition, MLI deducts a deferred premium tax charge on premium surrendered during the first 10 years. MLI charges a $30 annual contract maintenance fee on policies with values less than $50,000. Subject to certain restrictions, policy owners may transfer accumulated value between the available Separate Account sub-accounts. MLI deducts a transfer fee on each transfer in excess of twelve transfers during a policy year. Transfers made in a dollar cost averaging program are not subject to the transfer fee. The insurance charges and fees are explained in the product prospectus.

   The insurance charges for FPVUL policies include tax expense, selection and expense, monthly policy charge, cost of insurance and the charges for additional benefit riders. These charges are deducted from the policy account value on a monthly basis. MLI deducts a sales charge from each premium payment. In addition, MLI will deduct a contingent deferred sales charge during the first 10 years if certain conditions occur. Subject to certain restrictions, policy owners may transfer or withdraw accumulated value between the available Separate Account sub-accounts and the General Account. MLI deducts a fee on each transfer or withdrawal in excess of twelve transfers and withdrawals during a policy year. The insurance charges and fees are explained in the product prospectus.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the year ended December 31, 2005 for each sub-account were as follows:

                                                            Purchases    Sales
                                                           ----------- ----------
Met Investors Lord Abbett Growth & Income Portfolio        $   920,442 $  405,695
Met Investors Lord Abbett Bond Debenture Portfolio             487,618    169,193
Met Investors Lord Abbett Mid-Cap Value Portfolio               63,397     34,858
Met Investors Lord Abbett Growth Opportunity Portfolio          28,994     12,654
Met Investors Met/Putnam Capital Opportunities Portfolio           760      8,403
Met Investors Lazard Mid-Cap Portfolio                         319,471    133,641
Met Investors Met/AIM Small-Cap Growth Portfolio               167,673     63,122
Met Investors Third Avenue Small-Cap Value Portfolio           520,784    162,170
Met Investors Janus Aggressive Growth Portfolio                 95,780     47,035
Met Investors MFS Research International Portfolio             474,459     93,357
Met Investors T. Rowe Price Mid-Cap Growth Portfolio           301,155    171,575
Met Investors Oppenheimer Capital Appreciation Portfolio       592,640     97,660
Met Investors PIMCO Inflation Protected Bond Portfolio         455,066     80,160
Met Investors RCM Global Technology Portfolio                   53,919     34,996
(a) Met Investors PIMCO Money Market Portfolio               2,040,958  3,786,529
Met Investors PIMCO Total Return Bond Portfolio                711,765    158,064
Met Investors Harris Oakmark International Portfolio           598,883    210,382
Met Investors Neuberger Berman Real Estate Portfolio           282,869     63,947
Met Investors Turner Mid-Cap Growth Portfolio                  150,073     10,432
Met Investors Goldman Sachs Mid-Cap Value Portfolio            385,207     96,367
(b) Met Investors MetLife Defensive Strategy Fund of Fund            -          -
(b) Met Investors MetLife Moderate Strategy Fund of Fund       289,453      3,311
(b) Met Investors MetLife Balanced Strategy Fund of Fund       108,472      7,455
(b) Met Investors MetLife Growth Strategy Fund of Fund         896,130      4,987
(b) Met Investors MetLife Aggressive Strategy Fund of Fund      70,158      1,159
(b) Met Investors VanKampen ComStock Portfolio                  42,454        591
MetLife Davis Venture Value                                  1,130,926    323,430
MetLife Harris Oakmark Focused Value Fund                      367,544    122,844
MetLife Jennison Growth Portfolio                              229,391     68,011
MetLife Stock Index Portfolio                                  387,030    288,494
MetLife BlackRock Money Market Portfolio                     3,298,110  1,894,072
MetLife BlackRock Bond Income Portfolio                          8,527      6,650
MetLife Salomon Brothers Strategic Bond Portfolio                    -          -
(b) MetLife Salomon Brothers U.S. Government Portfolio               -          -
MetLife T. Rowe Price Small-Cap Portfolio                        3,382      3,142
MetLife T. Rowe Price Large-Cap Portfolio                        1,931      3,696
MetLife Capital Guardian U.S. Equity Series                      1,867     32,684
Russell Multi-Style Equity Fund                                      -          -
Russell Aggressive Equity Fund                                       -          -
Russell Non-U.S. Fund                                                -          -
Russell Core Bond Fund                                               -          -
Russell Real Estate Securities Fund                                  -          -
AIM Capital Appreciation Fund                                    4,618     42,252
AIM International Growth Fund                                      301      1,772
(a) Alliance Bernstein Real Estate Investment Portfolio             94     14,759

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                      Purchases    Sales
                                                     ----------- ----------
     Scudder II Small-Cap Growth Portfolio           $       450 $      463
     (a) Scudder II Dreman Small-Cap Value Portfolio           -          1
     Scudder II Government Securities Portfolio               70          3
     (a) MFS Investors Trust Series                          156     28,477
     (a) MFS High Income Series                               82      7,168
     (a) MFS New Discovery Series                             72        224
     (a) Oppenheimer Capital Appreciation Fund             2,666     46,248
     Putnam Growth & Income Fund                           9,503      7,624
     Putnam Vista Fund                                     1,405      2,917
     (a) Putnam International Growth Fund                    276      8,865
     Templeton Growth Securities Fund                        199        284
     Templeton Foreign Securities Fund                     5,865      4,088
     Templeton Developing Markets Securities Fund          1,430      2,783
                                                     ----------- ----------
                                                     $15,514,475 $8,768,694
                                                     =========== ==========

(a) For the period January 1, 2005 to April 29, 2005
(b) For the period May 2, 2005 to December 31, 2005

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING

                                                                         Met Investors
                                  ------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett    Lord Abbett  Lord Abbett     Met/Putnam   Lord Abbett
                                   Growth &       Bond          Mid-Cap      Growth          Capital    Developing
                                    Income      Debenture        Value     Opportunity    Opportunities   Growth
                                   Portfolio    Portfolio      Portfolio    Portfolio       Portfolio    Portfolio
                                  -----------  -----------    -----------  -----------    ------------- -----------
Unit Balance at December 31, 2005     403,608       99,538         23,872       24,181          16,652
                                  ===========  ===========    ===========  ===========     ===========
 Units Issued                          62,673       32,887          1,607          401              15
 Units Redeemed                       (33,217)     (12,712)        (1,463)        (926)           (663)
                                  -----------  -----------    -----------  -----------     -----------
Unit Balance at December 31, 2004     374,152       79,363         23,728       24,706          17,300
                                  ===========  ===========    ===========  ===========     ===========
 Units Issued                          93,452       31,173            560        1,524              18
 Units Redeemed                       (34,311)      (6,861)        (3,876)      (2,777)         (2,061)
                                  -----------  -----------    -----------  -----------     -----------
Unit Balance at December 31, 2003     315,011       55,051         27,044       25,959          19,343            -
                                  ===========  ===========    ===========  ===========     ===========  ===========
 Units Issued                         140,769       43,030            188       30,208              28          130
 Units Redeemed                       (25,816)     (21,207)        (1,010)      (4,249)         (1,199)     (41,263)
                                  -----------  -----------    -----------  -----------     -----------  -----------
Unit Balance at January 1, 2003       200,058       33,228         27,866            -          20,514       41,133
                                  ===========  ===========    ===========  ===========     ===========  ===========

                                  ------

                                    Lazard
                                    Mid-Cap
                                   Portfolio
                                  -----------
Unit Balance at December 31, 2005      43,117
                                  ===========
 Units Issued                          19,490
 Units Redeemed                        (9,779)
                                  -----------
Unit Balance at December 31, 2004      33,406
                                  ===========
 Units Issued                          21,555
 Units Redeemed                        (3,477)
                                  -----------
Unit Balance at December 31, 2003      15,328
                                  ===========
 Units Issued                          15,804
 Units Redeemed                          (641)
                                  -----------
Unit Balance at January 1, 2003           165
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ---------------------------------------------------------------------------------------------
                                    Met/AIM    Third Avenue    Janus          MFS      T. Rowe Price Oppenheimer      PIMCO
                                   Small-Cap    Small-Cap    Aggressive    Research       Mid-Cap      Capital      Inflation
                                    Growth        Value        Growth    International    Growth     Appreciation Protected Bond
                                   Portfolio    Portfolio    Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                                  -----------  ------------ -----------  ------------- ------------- ------------ --------------
Unit Balance at December 31, 2005      42,691       59,609       43,733        74,934       111,251      113,701        77,790
                                  ===========  ===========  ===========   ===========   ===========  ===========   ===========
 Units Issued                          13,580       28,500        9,165        29,053        27,789       55,356        39,626
 Units Redeemed                        (4,564)      (8,444)      (4,172)       (6,433)      (16,166)      (8,688)       (6,781)
                                  -----------  -----------  -----------   -----------   -----------  -----------   -----------
Unit Balance at December 31, 2004      33,675       39,553       38,740        52,314        99,628       67,033        44,945
                                  ===========  ===========  ===========   ===========   ===========  ===========   ===========
 Units Issued                          28,645       43,179       22,465        19,769        84,955       76,751        48,750
 Units Redeemed                       (14,923)     (18,178)      (4,212)       (5,459)      (16,009)     (21,946)      (11,466)
                                  -----------  -----------  -----------   -----------   -----------  -----------   -----------
Unit Balance at December 31, 2003      19,953       14,552       20,487        38,004        30,682       12,228         7,661
                                  ===========  ===========  ===========   ===========   ===========  ===========   ===========
 Units Issued                          20,686       14,990       20,930        38,900        30,972       12,213         7,760
 Units Redeemed                        (1,054)        (503)        (623)       (2,629)         (605)        (728)          (99)
                                  -----------  -----------  -----------   -----------   -----------  -----------   -----------
Unit Balance at January 1, 2003           321           65          180         1,733           315          743             -
                                  ===========  ===========  ===========   ===========   ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  --------------------------------------------------------------------------------------
                                      RCM                          PIMCO        JP Morgan     JP Morgan       Harris
                                     Global         PIMCO          Total        Enhanced    International     Oakmark
                                   Technology    Money Market   Return Bond       Index        Equity      International
                                   Portfolio      Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                  -----------    ------------   -----------    -----------  -------------  -------------
Unit Balance at December 31, 2005       9,458              -        157,670                                      83,473
                                  ===========    ===========    ===========                                 ===========
 Units Issued                           7,536        187,624         59,671                                      41,287
 Units Redeemed                        (4,885)      (360,188)       (13,335)                                    (14,516)
                                  -----------    -----------    -----------                                 -----------
Unit Balance at December 31, 2004       6,807        172,564        111,334                                      56,702
                                  ===========    ===========    ===========                                 ===========
 Units Issued                           4,813        513,561         99,881                                      47,411
 Units Redeemed                          (774)      (615,217)       (28,506)                                    (10,835)
                                  -----------    -----------    -----------                                 -----------
Unit Balance at December 31, 2003       2,768        274,220         39,959              -             -         20,126
                                  ===========    ===========    ===========    ===========   ===========    ===========
 Units Issued                           3,003        795,322         84,126             14            65         20,720
 Units Redeemed                          (349)      (628,999)       (46,785)       (78,699)      (19,148)          (757)
                                  -----------    -----------    -----------    -----------   -----------    -----------
Unit Balance at January 1, 2003           114        107,897          2,618         78,685        19,083            163
                                  ===========    ===========    ===========    ===========   ===========    ===========

                                  -----
                                   Neuberger
                                    Berman
                                  Real Estate
                                   Portfolio
                                  -----------
Unit Balance at December 31, 2005      18,263
                                  ===========
 Units Issued                          21,618
 Units Redeemed                        (4,813)
                                  -----------
Unit Balance at December 31, 2004       1,458
                                  ===========
 Units Issued                           1,481
 Units Redeemed                           (23)
                                  -----------
Unit Balance at December 31, 2003           -
                                  ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2003


                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  ------------------------------------------------------------------------------------------
                                    Turner     Goldman Sachs
                                    Mid-Cap       Mid-Cap     Defensive     Moderate     Balanced      Growth     Aggressive
                                    Growth         Value       Strategy     Strategy     Strategy     Strategy     Strategy
                                   Portfolio     Portfolio   Fund of Fund Fund of Fund Fund of Fund Fund of Fund Fund of Fund
                                  -----------  ------------- ------------ ------------ ------------ ------------ ------------
Unit Balance at December 31, 2005      12,834        25,636            -        2,621          928        7,731          579
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                          13,082        29,432            -        2,651          997        7,773          589
 Units Redeemed                          (864)       (7,785)           -          (30)         (69)         (42)         (10)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004         616         3,989            -            -            -            -            -
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                             622         4,001
 Units Redeemed                            (6)          (12)
                                  -----------   -----------
Unit Balance at December 31, 2003           -             -
                                  ===========   ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2003


                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                     Met Investors                                           MetLife
                                  --------------------------------------------------          -----------------------------
                                                  JP Morgan      JP Morgan                                      Harris
                                   VanKampen       Quality        Select        Met/Putnam       Davis         Oakmark
                                   ComStock         Bond          Equity         Research       Venture        Focused
                                   Portfolio      Portfolio      Portfolio      Portfolio     Value Fund A    Value Fund
                                  -----------    -----------    -----------    -----------    ------------   -----------
Unit Balance at December 31, 2005         398                                                     177,299        106,909
                                  ===========                                                 ===========    ===========
 Units Issued                             403                                                      87,648         26,716
 Units Redeemed                            (5)                                                    (24,891)        (8,737)
                                  -----------                                                 -----------    -----------
Unit Balance at December 31, 2004           -              -              -              -        114,542         88,930
                                  ===========    ===========    ===========    ===========    ===========    ===========
 Units Issued                                            107              8          3,880         82,960         89,686
 Units Redeemed                                      (16,828)       (61,925)       (17,052)       (13,743)       (33,022)
                                                 -----------    -----------    -----------    -----------    -----------
Unit Balance at December 31, 2003                     16,721         61,917         13,172         45,325         32,266
                                                 ===========    ===========    ===========    ===========    ===========
 Units Issued                                             46            325         15,547         44,654         33,371
 Units Redeemed                                         (716)        (1,734)        (6,026)        (2,200)        (1,865)
                                                 -----------    -----------    -----------    -----------    -----------
Unit Balance at January 1, 2003                       17,391         63,326          3,651          2,871            760
                                                 ===========    ===========    ===========    ===========    ===========

                                  --------

                                   Jennison
                                    Growth
                                   Portfolio
                                  -----------
Unit Balance at December 31, 2005      43,314
                                  ===========
 Units Issued                          16,907
 Units Redeemed                        (4,594)
                                  -----------
Unit Balance at December 31, 2004      31,001
                                  ===========
 Units Issued                          14,634
 Units Redeemed                        (3,527)
                                  -----------
Unit Balance at December 31, 2003      19,894
                                  ===========
 Units Issued                          20,574
 Units Redeemed                          (746)
                                  -----------
Unit Balance at January 1, 2003            66
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               MetLife
                                  -------------------------------------------------------------------------------------
                                                BlackRock      BlackRock      Salomon         Salomon
                                     Stock        Money          Bond         Brothers       Brothers     T. Rowe Price
                                     Index       Market         Income     Strategic Bond U.S. Government   Small-Cap
                                   Portfolio    Portfolio      Portfolio     Portfolio       Portfolio      Portfolio
                                  -----------  -----------    -----------  -------------- --------------- -------------
Unit Balance at December 31, 2005      89,780      125,819            677             -               -          6,135
                                  ===========  ===========    ===========   ===========     ===========    ===========
 Units Issued                          33,961      272,221            115             -               -            243
 Units Redeemed                       (25,848)    (149,917)          (112)            -               -           (194)
                                  -----------  -----------    -----------   -----------     -----------    -----------
Unit Balance at December 31, 2004      81,667        3,515            674             -               -          6,086
                                  ===========  ===========    ===========   ===========     ===========    ===========
 Units Issued                          53,704          772            725                                        8,095
 Units Redeemed                       (31,967)     (15,532)           (51)                                      (2,009)
                                  -----------  -----------    -----------                                  -----------
Unit Balance at December 31, 2003      59,930       18,275              -                                            -
                                  ===========  ===========    ===========                                  ===========
 Units Issued                         108,485       37,287
 Units Redeemed                       (76,213)     (19,012)
                                  -----------  -----------
Unit Balance at January 1, 2003        27,658            -
                                  ===========  ===========

                                  -----------

                                  T. Rowe Price
                                    Large-Cap
                                    Portfolio
                                  -------------
Unit Balance at December 31, 2005        6,776
                                   ===========
 Units Issued                              125
 Units Redeemed                           (286)
                                   -----------
Unit Balance at December 31, 2004        6,937
                                   ===========
 Units Issued                            7,540
 Units Redeemed                           (603)
                                   -----------
Unit Balance at December 31, 2003            -
                                   ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2003


                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                    MetLife        GACC                                   Russell
                                  -----------  -----------    ---------------------------------------------------------------
                                    Capital
                                   Guardian       Money       Multi-Style   Aggressive                            Real Estate
                                  U.S. Equity     Market        Equity        Equity      Non-U.S.    Core Bond   Securities
                                    Series         Fund          Fund          Fund         Fund        Fund         Fund
                                  -----------  -----------    -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005       5,582                           -            -            -            -            -
                                  ===========                 ===========  ===========  ===========  ===========  ===========
 Units Issued                              17                           -            -            -            -            -
 Units Redeemed                          (280)                          -            -            -            -            -
                                  -----------                 -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004       5,845                           -            -            -            -            -
                                  ===========                 ===========  ===========  ===========  ===========  ===========
 Units Issued                           5,983                           -            -            -            -            -
 Units Redeemed                          (138)                          -            -            -            -            -
                                  -----------                 -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003           -            -              -            -            -            -            -
                                  ===========  ===========    ===========  ===========  ===========  ===========  ===========
 Units Issued                                            -              -            -            -            -            -
 Units Redeemed                                    (15,189)           (10)         (10)         (10)         (10)         (10)
                                               -----------    -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003                     15,189             10           10           10           10           10
                                               ===========    ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                    AIM                           Alliance              Liberty     Goldman Sachs
                                  --------------------------------------  ------------------------  --------------- -------------
                                                                           Bernstein                    Newport
                                    Capital    International   Premier    Real Estate    Premier         Tiger       Growth and
                                  Appreciation    Growth       Equity     Investment     Growth          Fund,         Income
                                      Fund         Fund         Fund       Portfolio    Portfolio   Variable Series     Fund
                                  ------------ ------------- -----------  -----------  -----------  --------------- -------------
Unit Balance at December 31, 2005      24,393         4,238                         -
                                  ===========   ===========               ===========
 Units Issued                             651             7                         3
 Units Redeemed                        (4,408)         (213)                     (643)
                                  -----------   -----------               -----------
Unit Balance at December 31, 2004      28,150         4,444            -          640            -              -              -
                                  ===========   ===========  ===========  ===========  ===========    ===========    ===========
 Units Issued                           1,576           167          735           85        1,062             74             76
 Units Redeemed                        (2,108)         (331)     (16,974)        (119)      (5,261)           (74)           (76)
                                  -----------   -----------  -----------  -----------  -----------    -----------    -----------
Unit Balance at December 31, 2003      28,682         4,608       16,239          674        4,199              -              -
                                  ===========   ===========  ===========  ===========  ===========    ===========    ===========
 Units Issued                             726            24        2,483           16          876              -              -
 Units Redeemed                        (2,518)         (129)      (1,206)        (192)      (1,684)           (10)           (10)
                                  -----------   -----------  -----------  -----------  -----------    -----------    -----------
Unit Balance at January 1, 2003        30,474         4,713       14,962          850        5,007             10             10
                                  ===========   ===========  ===========  ===========  ===========    ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                  Goldman Sachs                Scudder II                                    MFS
                                  -------------  -------------------------------------      -----------------------------

                                  International   Small-Cap      Small-Cap      Government                     High
                                     Equity        Growth          Value        Securities   Investors        Income
                                      Fund        Portfolio      Portfolio      Portfolio   Trust Series      Series
                                  -------------  -----------    -----------    -----------  ------------   -----------
Unit Balance at December 31, 2005                        438              -             22            -              -
                                                 ===========    ===========    ===========  ===========    ===========
 Units Issued                                             75              -              4            -              7
 Units Redeemed                                          (70)             -              -       (3,371)          (597)
                                                 -----------    -----------    -----------  -----------    -----------
Unit Balance at December 31, 2004            -           433              -             18        3,371            590
                                   ===========   ===========    ===========    ===========  ===========    ===========
 Units Issued                               12           270             75              5        1,034            194
 Units Redeemed                            (68)         (308)           (75)             -         (750)          (110)
                                   -----------   -----------    -----------    -----------  -----------    -----------
Unit Balance at December 31, 2003           56           471              -             13        3,087            506
                                   ===========   ===========    ===========    ===========  ===========    ===========
 Units Issued                               35             2              -              5        1,352            555
 Units Redeemed                            (25)         (178)           (10)           (10)        (837)           (64)
                                   -----------   -----------    -----------    -----------  -----------    -----------
Unit Balance at January 1, 2003             46           647             10             18        2,572             15
                                   ===========   ===========    ===========    ===========  ===========    ===========

                                  --------

                                      New
                                   Discovery
                                    Series
                                  -----------
Unit Balance at December 31, 2005           -
                                  ===========
 Units Issued                              10
 Units Redeemed                           (33)
                                  -----------
Unit Balance at December 31, 2004          23
                                  ===========
 Units Issued                               9
 Units Redeemed                            (3)
                                  -----------
Unit Balance at December 31, 2003          17
                                  ===========
 Units Issued                              13
 Units Redeemed                           (14)
                                  -----------
Unit Balance at January 1, 2003            18
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                   MFS                                         Oppenheimer
                                  -------------------------------------    --------------------------------------------------
                                                                                        Main Street
                                                   Emerging    Strategic     Capital     Growth &        High
                                    Research        Growth      Income     Appreciation   Income        Income
                                     Series         Series      Series         Fund        Fund          Fund        Bond Fund
                                  -----------    -----------  -----------  ------------ -----------  -----------    -----------
Unit Balance at December 31, 2005                                       -            -
                                                              ===========  ===========
 Units Issued                                                           -          300
 Units Redeemed                                                         -       (6,125)
                                                              -----------  -----------
Unit Balance at December 31, 2004           -              -            -        5,825            -            -              -
                                  ===========    ===========  ===========  ===========  ===========  ===========    ===========
 Units Issued                             366            848            -        4,652           15            -              -
 Units Redeemed                        (4,222)        (1,542)           -       (2,803)        (137)           -           (736)
                                  -----------    -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2003       3,856            694            -        3,976          122            -            736
                                  ===========    ===========  ===========  ===========  ===========  ===========    ===========
 Units Issued                           1,759            247            -        3,949           45            -              -
 Units Redeemed                          (713)           (79)        (831)        (339)         (10)         (10)          (270)
                                  -----------    -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at January 1, 2003         2,810            526          831          366           87           10          1,006
                                  ===========    ===========  ===========  ===========  ===========  ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                  Oppenheimer                                  Putnam
                                  -----------    -----------------------------------------------------------------
                                                                                                             International
                                   Strategic       Growth &                    International      New             New
                                     Bond           Income         Vista          Growth         Value       Opportunities
                                     Fund            Fund          Fund            Fund          Fund            Fund
                                  -----------    -----------    -----------    -------------  -----------    -------------
Unit Balance at December 31, 2005                      5,012          3,275               -
                                                 ===========    ===========     ===========
 Units Issued                                            733            226              14
 Units Redeemed                                         (623)          (441)         (1,028)
                                                 -----------    -----------     -----------
Unit Balance at December 31, 2004           -          4,902          3,490           1,014             -               -
                                  ===========    ===========    ===========     ===========   ===========     ===========
 Units Issued                               -          1,201            156              34             -               -
 Units Redeemed                             -           (839)          (298)            (51)            -          (1,317)
                                  -----------    -----------    -----------     -----------   -----------     -----------
Unit Balance at December 31, 2003           -          4,540          3,632           1,031             -           1,317
                                  ===========    ===========    ===========     ===========   ===========     ===========
 Units Issued                               -          1,523          1,569             105             -               7
 Units Redeemed                           (10)        (1,058)          (580)            (66)          (10)           (482)
                                  -----------    -----------    -----------     -----------   -----------     -----------
Unit Balance at January 1, 2003            10          4,075          2,643             992            10           1,792
                                  ===========    ===========    ===========     ===========   ===========     ===========

                                   Templeton
                                  -----------
                                     Global
                                     Income
                                   Securities
                                      Fund
                                  -----------
Unit Balance at December 31, 2005

 Units Issued
 Units Redeemed

Unit Balance at December 31, 2004           -
                                  ===========
 Units Issued                               -
 Units Redeemed                        (4,969)
                                  -----------
Unit Balance at December 31, 2003       4,969
                                  ===========
 Units Issued                               -
 Units Redeemed                          (131)
                                  -----------
Unit Balance at January 1, 2003         5,100
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                    Templeton
                                  -----------------------------------------------------------------------------
                                                                                Developing                    Large-Cap
                                   Small-Cap        Growth        Foreign        Markets      Mutual Shares     Growth
                                   Securities     Securities     Securities     Securities     Securities     Securities
                                      Fund           Fund           Fund           Fund           Fund           Fund
                                  -----------    -----------    -----------    -----------    -------------  -----------
Unit Balance at December 31, 2005                        292          4,105            796
                                                 ===========    ===========    ===========
 Units Issued                                             10            488             69
 Units Redeemed                                          (19)          (350)          (163)
                                                 -----------    -----------    -----------
Unit Balance at December 31, 2004           -            301          3,967            890               -             -
                                  ===========    ===========    ===========    ===========     ===========   ===========
 Units Issued                              22              3            458             23              10            33
 Units Redeemed                        (9,071)           (19)          (536)           (54)           (548)       (6,724)
                                  -----------    -----------    -----------    -----------     -----------   -----------
Unit Balance at December 31, 2003       9,049            317          4,045            921             538         6,691
                                  ===========    ===========    ===========    ===========     ===========   ===========
 Units Issued                              27             17            150             34              24            56
 Units Redeemed                          (406)           (28)        (1,146)          (222)            (54)         (171)
                                  -----------    -----------    -----------    -----------     -----------   -----------
Unit Balance at January 1, 2003         9,428            328          5,041          1,109             568         6,806
                                  ===========    ===========    ===========    ===========     ===========   ===========

                                                                    (Concluded)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account One, single premium variable life and flexible premium variable universal life:

                                                                                 Single Premium Variable Life
                                               ---------------------------------------------------------------------
                                                                                         Met Investors
                                               ---------------------------------------------------------------------
                                                Lord Abbett   Lord Abbett   Lord Abbett   Lord Abbett   Met/Putnam
                                                 Growth &        Bond         Mid-Cap       Growth        Capital
                                                  Income       Debenture       Value      Opportunity  Opportunities
                                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                               ------------  ------------  ------------  ------------  -------------
December 31, 2005
  Units                                             219,040        29,930        22,974        22,673        16,635
  Unit Fair Value                              $      16.94  $      14.60  $      25.86  $      15.43  $      13.96
  Net Assets (In Thousands)                    $      3,711  $        437  $        594  $        350  $        232
  Investment Income Ratio to Net Assets /(1)/          1.16%         4.93%         0.60%         0.00%         0.30%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%         0.00%         0.00%
  Total Return /(3)/                                   3.66%         1.84%         8.26%         4.74%        10.07%

December 31, 2004
  Units                                             225,942        29,871        22,795        23,248        17,286
  Unit Fair Value                              $      16.34  $      14.34  $      23.89  $      14.73  $      12.68
  Net Assets (In Thousands)                    $      3,692  $        428  $        545  $        342  $        219
  Investment Income Ratio to Net Assets /(1)/          0.52%         4.10%         0.47%         0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%         0.00%         0.00%
  Total Return /(3)/                                  12.92%         8.43%        24.82%        12.76%        18.54%

December 31, 2003
  Units                                             235,476        30,164        26,063        24,440        19,332
  Unit Fair Value                              $      14.47  $      13.22  $      19.14  $      13.06  $      10.70
  Net Assets (In Thousands)                    $      3,408  $        398  $        499  $        320  $        207
  Investment Income Ratio to Net Assets /(1)/          0.96%         2.15%         0.69%         0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%         0.00%         0.00%
  Total Return /(3)/                                  31.06%        19.52%        26.16%        30.65%        28.73%

December 31, 2002
  Units                                             194,619        31,437        26,684                      20,498
  Unit Fair Value                              $      11.04  $      11.06  $      15.17                $       8.31
  Net Assets (In Thousands)                    $      2,149  $        348  $        405                $        170
  Investment Income Ratio to Net Assets /(1)/          0.92%         8.76%         0.44%                       0.09%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%                       0.00%
  Total Return /(3)/                                 -17.95%        -0.39%        -9.31%                     -21.05%

December 31, 2001
  Units                                             209,047        34,083        28,015                      20,358
  Unit Fair Value                              $      13.50  $      11.10  $      16.70                $      10.50
  Net Assets (In Thousands)                    $      2,813  $        378  $        469                $        214
  Investment Income Ratio to Net Assets /(1)/          0.96%         8.13%         0.51%                       0.19%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%                       0.00%
  Total Return /(3)/                                  -5.72%         3.79%         8.09%                      -8.45%

                                               ---------------------------

                                               ---------------------------
                                                    MFS          PIMCO
                                                 Research        Total
                                               International  Return Bond
                                                 Portfolio     Portfolio
                                               ------------- ------------
December 31, 2005
  Units                                              10,216        23,925
  Unit Fair Value                              $      18.74  $      13.21
  Net Assets (In Thousands)                    $        191  $        316
  Investment Income Ratio to Net Assets /(1)/          0.64%         0.06%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%
  Total Return /(3)/                                  16.74%         2.43%

December 31, 2004
  Units                                              11,356        24,453
  Unit Fair Value                              $      16.05  $      12.90
  Net Assets (In Thousands)                    $        182  $        315
  Investment Income Ratio to Net Assets /(1)/          0.27%         8.12%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%
  Total Return /(3)/                                  19.72%         5.25%

December 31, 2003
  Units                                              12,856
  Unit Fair Value                              $      13.41
  Net Assets (In Thousands)                    $        172
  Investment Income Ratio to Net Assets /(1)/          1.01%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%
  Total Return /(3)/                                  34.08%

December 31, 2002
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                  Single Premium Variable Life
                                               -----------------------------------------------------------------------
                                                                                          Met Investors
                                               -----------------------------------------------------------------------
                                                  Turner     Goldman Sachs     PIMCO      JP Morgan        JP Morgan
                                                  Mid-Cap       Mid-Cap        Money     Quality Bond       Select
                                                  Growth         Value        Market         Bond           Equity
                                                 Portfolio     Portfolio     Portfolio    Portfolio        Portfolio
                                               ------------  ------------- ------------  ------------    ------------
December 31, 2005
  Units                                                   -             -
  Unit Fair Value                              $      12.53  $      13.64
  Net Assets (In Thousands)                    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          0.00%         1.16%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%
  Total Return /(3)/                                  11.58%        12.75%

December 31, 2004
  Units                                                   -             -         3,505
  Unit Fair Value                              $      11.23  $      12.10  $      10.15
  Net Assets (In Thousands)                    $          -  $          -  $         36
  Investment Income Ratio to Net Assets /(1)/          0.00%         6.27%         0.84%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%
  Total Return /(3)/                                  12.30%        20.98%         0.99%

December 31, 2003
  Units                                                                          18,268        16,065          61,917
  Unit Fair Value                                                          $      10.05  $      14.26    $      11.02
  Net Assets (In Thousands)                                                $        184  $        229    $        682
  Investment Income Ratio to Net Assets /(1)/                                      0.46%         4.02%           0.63%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                0.00%         0.00%           0.00%
  Total Return /(3)/                                                               0.51%         3.99%          33.50%

December 31, 2002
  Units                                                                                        16,502          63,316
  Unit Fair Value                                                                        $      13.71    $       8.26
  Net Assets (In Thousands)                                                              $        226    $        523
  Investment Income Ratio to Net Assets /(1)/                                                    4.83%           0.65%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                              0.00%           0.00%
  Total Return /(3)/                                                                             8.95%         -25.65%

December 31, 2001
  Units                                                                                        15,366          70,317
  Unit Fair Value                                                                        $      12.58    $      11.10
  Net Assets (In Thousands)                                                              $        193    $        781
  Investment Income Ratio to Net Assets /(1)/                                                    4.88%           0.48%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                              0.00%           0.00%
  Total Return /(3)/                                                                             7.05%          -6.02%

                                               ---------------------------

                                               ---------------------------
                                                Lord Abbett
                                                Developing      JP Morgan
                                                  Growth        Enhanced
                                                 Portfolio   Index Portfolio
                                               ------------  ---------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2002
  Units                                              38,528         76,929
  Unit Fair Value                              $       7.01   $       8.40
  Net Assets (In Thousands)                    $        270   $        646
  Investment Income Ratio to Net Assets /(1)/          0.00%          0.96%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%          0.00%
  Total Return /(3)/                                 -28.99%        -24.96%

December 31, 2001
  Units                                              42,228         83,299
  Unit Fair Value                              $       9.87   $      11.19
  Net Assets (In Thousands)                    $        417   $        932
  Investment Income Ratio to Net Assets /(1)/          0.00%          0.84%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%          0.00%
  Total Return /(3)/                                  -6.84%        -11.41%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                 Single Premium Variable Life
                                               -------------------------------------------------------------------------
                                               Met Investors     GACC                                MetLife
                                               ------------- ------------    -------------------------------------------
                                                 JP Morgan                     BlackRock
                                               International    Money            Money     T. Rowe Price   T. Rowe Price
                                                  Equity        Market          Market       Small-Cap       Large-Cap
                                                 Portfolio       Fund          Portfolio     Portfolio       Portfolio
                                               ------------- ------------    ------------  -------------   -------------
December 31, 2005
  Units                                                                             3,310         5,924           6,090
  Unit Fair Value                                                            $      10.44  $      16.57    $      14.22
  Net Assets (In Thousands)                                                  $         35  $         98    $         87
  Investment Income Ratio to Net Assets /(1)/                                        3.62%         0.00%           0.56%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                  0.00%         0.00%           0.00%
  Total Return /(3)/                                                                 2.86%        11.01%           6.62%

December 31, 2004
  Units                                                                             3,505         6,086           6,176
  Unit Fair Value                                                            $      10.15  $      14.93    $      13.34
  Net Assets (In Thousands)                                                  $         36  $         91    $         82
  Investment Income Ratio to Net Assets /(1)/                                        0.84%         0.00%           0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                  0.00%         0.00%           0.00%
  Total Return /(3)/                                                                 0.99%        11.08%           9.93%

December 31, 2003
  Units                                                                            18,268
  Unit Fair Value                                                            $      10.05
  Net Assets (In Thousands)                                                  $        184
  Investment Income Ratio to Net Assets /(1)/                                        0.46%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                  0.00%
  Total Return /(3)/                                                                 0.51%

December 31, 2002
  Units                                              19,059        15,156
  Unit Fair Value                              $       7.53  $      12.40
  Net Assets (In Thousands)                    $        144  $        188
  Investment Income Ratio to Net Assets /(1)/          0.00%         3.70%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%
  Total Return /(3)/                                 -16.36%         1.64%

December 31, 2001
  Units                                              19,568        15,726
  Unit Fair Value                              $       9.00  $      12.20
  Net Assets (In Thousands)                    $        176  $        192
  Investment Income Ratio to Net Assets /(1)/          1.33%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%
  Total Return /(3)/                                 -20.33%         4.05%

                                               -----------------------
                                                                 AIM
                                               -----------   ------------
                                                  Capital
                                                 Guardian      Capital
                                                U.S. Equity  Appreciation
                                                  Series         Fund
                                               ------------  ------------
December 31, 2005
  Units                                               5,582        22,194
  Unit Fair Value                              $     125.78  $      10.82
  Net Assets (In Thousands)                    $        702  $        240
  Investment Income Ratio to Net Assets /(1)/          0.03%         0.06%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%
  Total Return /(3)/                                   5.78%         8.82%

December 31, 2004
  Units                                               5,845        26,264
  Unit Fair Value                              $     118.91  $       9.94
  Net Assets (In Thousands)                    $        695  $        261
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%
  Total Return /(3)/                                   9.30%         6.63%

December 31, 2003
  Units                                                            27,170
  Unit Fair Value                                            $       9.33
  Net Assets (In Thousands)                                  $        254
  Investment Income Ratio to Net Assets /(1)/                        0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                  0.00%
  Total Return /(3)/                                                29.52%

December 31, 2002
  Units                                                            29,382
  Unit Fair Value                                            $       7.20
  Net Assets (In Thousands)                                  $        212
  Investment Income Ratio to Net Assets /(1)/                        0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                  0.00%
  Total Return /(3)/                                               -24.36%

December 31, 2001
  Units                                                            30,901
  Unit Fair Value                                            $       9.52
  Net Assets (In Thousands)                                  $        295
  Investment Income Ratio to Net Assets /(1)/                        0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                  0.00%
  Total Return /(3)/                                               -23.28%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                 Single Premium Variable Life
                                               ---------------------------------------------------------------------
                                                           AIM                                           Templeton
                                               --------------------------  -----------------------------------------

                                               International    Premier       Growth       Foreign      Small-Cap
                                                  Growth        Equity      Securities    Securities    Securities
                                                   Fund          Fund          Fund          Fund          Fund
                                               ------------- ------------  ------------  ------------  ------------
December 31, 2005
  Units                                               4,190                         292         1,945
  Unit Fair Value                              $       9.75                $      16.08  $      12.67
  Net Assets (In Thousands)                    $         41                $          5  $         25
  Investment Income Ratio to Net Assets /(1)/          0.67%                       1.21%         1.31%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%                       0.00%         0.00%
  Total Return /(3)/                                  17.98%                       9.03%        10.45%

December 31, 2004
  Units                                               4,403                         301         2,004
  Unit Fair Value                              $       8.26                $      14.75  $      11.47
  Net Assets (In Thousands)                    $         36                $          4  $         23
  Investment Income Ratio to Net Assets /(1)/          0.66%                       1.26%         1.21%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%                       0.00%         0.00%
  Total Return /(3)/                                  24.00%                      16.25%        18.87%

December 31, 2003
  Units                                               4,576        11,758           317         2,378         9,049
  Unit Fair Value                              $       6.66  $       7.67  $      12.69  $       9.65  $       9.88
  Net Assets (In Thousands)                    $         31  $         90  $          4  $         23  $         89
  Investment Income Ratio to Net Assets /(1)/          0.56%         0.32%         1.73%         2.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%         0.00%         0.00%
  Total Return /(3)/                                  29.06%        25.08%        32.62%        32.55%        37.61%

December 31, 2002
  Units                                               4,682        12,063           328         3,138         9,418
  Unit Fair Value                              $       5.16  $       6.13  $       9.57  $       7.28  $       7.18
  Net Assets (In Thousands)                    $         24  $         74  $          3  $         23  $         68
  Investment Income Ratio to Net Assets /(1)/          0.57%         0.33%         0.67%         1.76%         0.44%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%         0.00%         0.00%
  Total Return /(3)/                                 -15.67%       -30.26%       -18.32%       -18.40%       -28.52%

December 31, 2001
  Units                                               4,723        13,744         2,374         3,433         9,519
  Unit Fair Value                              $       6.12  $       8.79  $      11.71  $       8.92  $      10.05
  Net Assets (In Thousands)                    $         29  $        121  $         28  $         31  $         96
  Investment Income Ratio to Net Assets /(1)/          0.42%         0.13%         0.88%         3.11%         0.56%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%         0.00%         0.00%
  Total Return /(3)/                                 -23.53%       -12.56%        -0.98%       -15.75%       -15.02%

                                               ---------------------------

                                               ---------------------------
                                                                Large-Cap
                                               Global Income      Growth
                                                Securities      Securities
                                                   Fund            Fund
                                               -------------   ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units                                               4,969           6,691
  Unit Fair Value                              $      16.04    $      11.29
  Net Assets (In Thousands)                    $         80    $         76
  Investment Income Ratio to Net Assets /(1)/          7.68%           0.75%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%           0.00%
  Total Return /(3)/                                  22.72%          27.14%

December 31, 2002
  Units                                               5,100           6,806
  Unit Fair Value                              $      13.07    $       8.88
  Net Assets (In Thousands)                    $         67    $         60
  Investment Income Ratio to Net Assets /(1)/          1.16%           0.86%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%           0.00%
  Total Return /(3)/                                  21.44%         -22.94%

December 31, 2001
  Units                                               5,225           6,837
  Unit Fair Value                              $      10.76    $      11.52
  Net Assets (In Thousands)                    $         56    $         79
  Investment Income Ratio to Net Assets /(1)/          3.34%           0.62%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%           0.00%
  Total Return /(3)/                                   2.55%         -11.26%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                           Flexible Premium Variable Universal Life
                                               ---------------------------------------------------------------------
                                                                                         Met Investors
                                               ---------------------------------------------------------------------
                                                Lord Abbett   Lord Abbett   Lord Abbett   Lord Abbett   Met/Putnam
                                                 Growth &        Bond         Mid-Cap       Growth        Capital
                                                  Income       Debenture       Value      Opportunity  Opportunities
                                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                               ------------  ------------  ------------  ------------  -------------
December 31, 2005
  Units                                             184,568        69,608           899         1,508            17
  Unit Fair Value                              $      13.12  $      13.23  $      21.71  $       8.81  $      10.88
  Net Assets (In Thousands)                    $      2,422  $        921  $         20  $         13  $          -
  Investment Income Ratio to Net Assets /(1)/          1.16%         4.93%         0.60%         0.00%         0.30%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                   3.08%         1.22%         7.71%         4.11%         9.52%

December 31, 2004
  Units                                             148,210        49,493           933         1,458            14
  Unit Fair Value                              $      12.73  $      13.07  $      20.16  $       8.46  $       9.93
  Net Assets (In Thousands)                    $      1,886  $        647  $         19  $         12  $          -
  Investment Income Ratio to Net Assets /(1)/          0.52%         4.10%         0.47%         0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                  12.30%         7.84%        24.14%        12.14%        17.89%

December 31, 2003
  Units                                              79,535        24,887           981         1,519            11
  Unit Fair Value                              $      11.33  $      12.12  $      16.24  $       7.55  $       8.43
  Net Assets (In Thousands)                    $        901  $        302  $         16  $         11  $          -
  Investment Income Ratio to Net Assets /(1)/          0.96%         2.15%         0.69%         0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                  30.34%        18.86%        25.47%        30.16%        28.02%

December 31, 2002
  Units                                               5,439         1,791         1,182                          16
  Unit Fair Value                              $       8.70  $      10.20  $      12.94                $       6.58
  Net Assets (In Thousands)                    $         47  $         18  $         15                $          -
  Investment Income Ratio to Net Assets /(1)/          0.92%         8.76%         0.44%                       0.09%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%                       0.55%
  Total Return /(3)/                                 -18.40%        -0.94%        -9.81%                     -21.48%

December 31, 2001
  Units                                                 809            61         1,477                          12
  Unit Fair Value                              $      10.66  $      10.29  $      14.35                $       8.38
  Net Assets (In Thousands)                    $          9  $          1  $         21                $          -
  Investment Income Ratio to Net Assets /(1)/          0.96%         8.13%         0.51%                       0.19%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%                       0.55%
  Total Return /(3)/                                  -6.24%         3.21%         7.50%                      -8.96%

                                               ---------------------------

                                               ---------------------------
                                                                Met/AIM
                                                  Lazard       Small-Cap
                                                  Mid-Cap       Growth
                                                 Portfolio     Portfolio
                                               ------------  ------------
December 31, 2005
  Units                                              43,117        42,691
  Unit Fair Value                              $      13.78  $      11.86
  Net Assets (In Thousands)                    $        594  $        506
  Investment Income Ratio to Net Assets /(1)/          0.38%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   7.82%         8.03%

December 31, 2004
  Units                                              33,406        33,675
  Unit Fair Value                              $      12.78  $      10.98
  Net Assets (In Thousands)                    $        427  $        370
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                  13.97%         6.15%

December 31, 2003
  Units                                              15,328        19,953
  Unit Fair Value                              $      11.21  $      10.34
  Net Assets (In Thousands)                    $        172  $        206
  Investment Income Ratio to Net Assets /(1)/          0.13%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                  25.73%        38.31%

December 31, 2002
  Units                                                 165           321
  Unit Fair Value                              $       8.92  $       7.48
  Net Assets (In Thousands)                    $          1  $          2
  Investment Income Ratio to Net Assets /(1)/          0.18%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                 -10.80%       -25.23%

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                             Flexible Premium Variable Universal Life
                                               ---------------------------------------------------------------------------
                                                                                          Met Investors
                                               ---------------------------------------------------------------------------
                                                                  Janus             MFS        T. Rowe Price Oppenheimer
                                                Third Avenue    Aggressive       Research         Mid-Cap      Capital
                                                  Small-Cap       Growth       International      Growth     Appreciation
                                               Value Portfolio  Portfolio        Portfolio       Portfolio    Portfolio
                                               --------------- ------------    -------------   ------------- ------------
December 31, 2005
  Units                                               59,609         43,733          64,717         111,251       113,701
  Unit Fair Value                               $      20.53   $      11.72    $      16.70    $      11.23  $      11.24
  Net Assets (In Thousands)                     $      1,224   $        512    $      1,081    $      1,250  $      1,278
  Investment Income Ratio to Net Assets /(1)/           0.00%          0.00%           0.64%           0.00%         0.08%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                   15.20%         13.27%          16.18%          14.20%         4.42%

December 31, 2004
  Units                                               39,553         38,740          40,958          99,628        67,033
  Unit Fair Value                               $      17.82   $      10.35    $      14.37    $       9.83  $      10.76
  Net Assets (In Thousands)                     $        705   $        401    $        589    $        980  $        722
  Investment Income Ratio to Net Assets /(1)/           2.17%          0.00%           0.27%           0.00%         3.80%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                   26.11%          8.22%          19.06%          17.50%         6.11%

December 31, 2003
  Units                                               14,552         20,487          25,148          30,682        12,228
  Unit Fair Value                               $      14.13   $       9.56    $      12.07    $       8.37  $      10.14
  Net Assets (In Thousands)                     $        206   $        196    $        304    $        257  $        124
  Investment Income Ratio to Net Assets /(1)/           0.89%          0.00%           1.01%           0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                   40.76%         30.20%          31.47%          36.37%        28.04%

December 31, 2002
  Units                                                   65            180           1,733             315           743
  Unit Fair Value                               $      10.04   $       7.34    $       9.18    $       6.14  $       7.92
  Net Assets (In Thousands)                     $          1   $          1    $         16    $          2  $          6
  Investment Income Ratio to Net Assets /(1)/           0.31%          0.16%           0.64%           0.00%         0.19%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                    0.40%        -26.56%          -8.18%         -38.63%       -20.78%

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                               ------------------------

                                               ------------------------
                                                   PIMCO           RCM
                                                 Inflation        Global
                                               Protected Bond   Technology
                                                 Portfolio      Portfolio
                                               --------------  ------------
December 31, 2005
  Units                                               77,790          9,458
  Unit Fair Value                               $      11.54   $       8.10
  Net Assets (In Thousands)                     $        898   $         77
  Investment Income Ratio to Net Assets /(1)/           0.00%          0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%
  Total Return /(3)/                                    0.92%         10.73%

December 31, 2004
  Units                                               44,945          6,807
  Unit Fair Value                               $      11.43   $       7.31
  Net Assets (In Thousands)                     $        514   $         50
  Investment Income Ratio to Net Assets /(1)/          11.68%          0.11%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%
  Total Return /(3)/                                    8.83%         -4.80%

December 31, 2003
  Units                                                7,661          2,768
  Unit Fair Value                               $      10.51   $       7.68
  Net Assets (In Thousands)                     $         80   $         21
  Investment Income Ratio to Net Assets /(1)/           1.76%          0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%
  Total Return /(3)/                                    5.07%         56.98%

December 31, 2002
  Units                                                                 114
  Unit Fair Value                                              $       4.89
  Net Assets (In Thousands)                                    $          1
  Investment Income Ratio to Net Assets /(1)/                          0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                    0.55%
  Total Return /(3)/                                                 -51.05%

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                           Flexible Premium Variable Universal Life
                                               -------------------------------------------------------------------------
                                                                                         Met Investors
                                               -------------------------------------------------------------------------
                                                   PIMCO        Harris       Neuberger      Turner       Goldman Sachs
                                                   Total        Oakmark       Berman        Mid-Cap         Mid-Cap
                                                Return Bond  International  Real Estate     Growth           Value
                                                 Portfolio     Portfolio     Portfolio     Portfolio       Portfolio
                                               ------------  ------------- ------------  ------------    -------------
December 31, 2005
  Units                                             133,745        83,473        18,263        12,834          25,636
  Unit Fair Value                              $      11.97  $      15.67  $      14.61  $      12.42    $      13.52
  Net Assets (In Thousands)                    $      1,601  $      1,308  $        267  $        159    $        347
  Investment Income Ratio to Net Assets /(1)/          0.06%         0.14%         0.00%         0.00%           1.16%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%           0.55%
  Total Return /(3)/                                   1.89%        13.85%        13.02%        11.01%          12.17%

December 31, 2004
  Units                                              86,881        56,702         1,458           616           3,989
  Unit Fair Value                              $      11.75  $      13.76  $      12.93  $      11.19    $      12.05
  Net Assets (In Thousands)                    $      1,021  $        780  $         19  $          7    $         48
  Investment Income Ratio to Net Assets /(1)/          8.12%         0.04%        14.18%         0.00%           6.27%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%           0.55%
  Total Return /(3)/                                   4.67%        20.14%        29.27%        11.89%          20.53%

December 31, 2003
  Units                                              39,959        20,126
  Unit Fair Value                              $      11.22  $      11.46
  Net Assets (In Thousands)                    $        448  $        231
  Investment Income Ratio to Net Assets /(1)/          2.08%         2.25%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   3.95%        34.63%

December 31, 2002
  Units                                               2,618           163
  Unit Fair Value                              $      10.80  $       8.51
  Net Assets (In Thousands)                    $         28  $          1
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.36%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   7.97%       -14.90%

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                               -----------------------

                                               -----------------------

                                                Defensive        Moderate
                                                 Strategy      Strategy Fund
                                               Fund of Fund       of Fund
                                               ------------    -------------
December 31, 2005
  Units                                                   -           2,621
  Unit Fair Value                              $     105.45    $     108.07
  Net Assets (In Thousands)                    $          -    $        283
  Investment Income Ratio to Net Assets /(1)/          0.00%           0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%
  Total Return /(3)/                                   5.47%           7.55%

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2002
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                           Flexible Premium Variable Universal Life
                                               ---------------------------------------------------------------------
                                                                                         Met Investors
                                               ---------------------------------------------------------------------

                                                 Balanced       Growth      Aggressive     VanKampen      PIMCO
                                                 Strategy      Strategy      Strategy      ComStock    Money Market
                                               Fund of Fund  Fund of Fund  Fund of Fund    Portfolio    Portfolio
                                               ------------  ------------  ------------  ------------  ------------
December 31, 2005
  Units                                                 928         7,731           579           398
  Unit Fair Value                              $     111.15  $     115.42  $     117.80  $     105.54
  Net Assets (In Thousands)                    $        103  $        892  $         68  $         42
  Investment Income Ratio to Net Assets /(1)/          2.84%         2.89%         2.73%         2.33%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                   9.49%        12.34%        14.26%         5.54%

December 31, 2004
  Units                                                                                                     172,564
  Unit Fair Value                                                                                      $      10.12
  Net Assets (In Thousands)                                                                            $      1,746
  Investment Income Ratio to Net Assets /(1)/                                                                  0.91%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                                            0.55%
  Total Return /(3)/                                                                                           0.34%

December 31, 2003
  Units                                                                                                     274,220
  Unit Fair Value                                                                                      $      10.08
  Net Assets (In Thousands)                                                                            $      2,765
  Investment Income Ratio to Net Assets /(1)/                                                                  0.65%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                                            0.55%
  Total Return /(3)/                                                                                           0.13%

December 31, 2002
  Units                                                                                                     107,897
  Unit Fair Value                                                                                      $      10.07
  Net Assets (In Thousands)                                                                            $      1,086
  Investment Income Ratio to Net Assets /(1)/                                                                  0.58%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                                            0.55%
  Total Return /(3)/                                                                                           0.69%

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                               ---------------------------

                                               ---------------------------
                                                 JP Morgan     JP Morgan
                                                  Quality       Select
                                                   Bond         Equity
                                                 Portfolio     Portfolio
                                               ------------  ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units                                                 656             -
  Unit Fair Value                              $      13.01  $       8.55
  Net Assets (In Thousands)                    $          9  $          -
  Investment Income Ratio to Net Assets /(1)/          4.02%         0.63%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   3.42%        32.77%

December 31, 2002
  Units                                                 889            10
  Unit Fair Value                              $      12.58  $       6.44
  Net Assets (In Thousands)                    $         11  $          -
  Investment Income Ratio to Net Assets /(1)/          4.83%         0.65%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   8.36%       -26.05%

December 31, 2001
  Units                                                 916            10
  Unit Fair Value                              $      11.61  $       8.71
  Net Assets (In Thousands)                    $         11  $          -
  Investment Income Ratio to Net Assets /(1)/          4.88%         0.48%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   6.46%        -6.53%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                           Flexible Premium Variable Universal Life
                                               ---------------------------------------------------------------------
                                                                    Met Investors                          GACC
                                               ------------------------------------------------------  ------------
                                                              Lord Abbett    JP Morgan     JP Morgan
                                                Met/Putnam    Developing     Enhanced    International     Money
                                                 Research       Growth         Index        Equity        Market
                                                Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                               ------------  ------------  ------------  ------------- ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units                                              13,172
  Unit Fair Value                              $      10.13
  Net Assets (In Thousands)                    $        133
  Investment Income Ratio to Net Assets /(1)/          0.05%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%
  Total Return /(3)/                                  23.93%

December 31, 2002
  Units                                               3,651         2,605         1,756            24            33
  Unit Fair Value                              $       8.17  $       5.75  $       5.82  $       5.70  $      11.12
  Net Assets (In Thousands)                    $         30  $         15  $         10  $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          1.97%         0.00%         0.96%         0.00%         3.70%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                 -18.30%       -29.38%       -25.37%       -16.82%         1.08%

December 31, 2001
  Units                                                             2,705         1,803            15            21
  Unit Fair Value                                            $       8.15  $       7.80  $       6.85  $      11.01
  Net Assets (In Thousands)                                  $         22  $         14  $          -  $          -
  Investment Income Ratio to Net Assets /(1)/                        0.00%         0.84%         1.33%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                  0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                                -7.35%       -11.90%       -20.77%         3.47%

                                               ---------------------------
                                                         MetLife
                                               --------------------------
                                                                Harris
                                                   Davis       Oakmark
                                               Venture Value   Focused
                                                  Fund A      Value Fund
                                               ------------- ------------
December 31, 2005
  Units                                             177,299       106,909
  Unit Fair Value                              $      13.79  $      14.17
  Net Assets (In Thousands)                    $      2,446  $      1,515
  Investment Income Ratio to Net Assets /(1)/          0.68%         0.04%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   9.66%         9.38%

December 31, 2004
  Units                                             114,542        88,930
  Unit Fair Value                              $      12.58  $      12.95
  Net Assets (In Thousands)                    $      1,440  $      1,152
  Investment Income Ratio to Net Assets /(1)/          0.46%         0.04%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                  11.75%         9.33%

December 31, 2003
  Units                                              45,325        32,266
  Unit Fair Value                              $      11.25  $      11.85
  Net Assets (In Thousands)                    $        510  $        382
  Investment Income Ratio to Net Assets /(1)/          0.19%         0.06%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                  30.15%        31.93%

December 31, 2002
  Units                                               2,871           760
  Unit Fair Value                              $       8.65  $       8.98
  Net Assets (In Thousands)                    $         25  $          7
  Investment Income Ratio to Net Assets /(1)/          0.02%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                 -13.54%       -10.19%

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                             Flexible Premium Variable Universal Life
                                               ----------------------------------------------------------------------------
                                                                                             MetLife
                                               ----------------------------------------------------------------------------
                                                                               BlackRock       BlackRock        Salomon
                                                 Jennison        Stock           Money           Bond           Brothers
                                                  Growth         Index          Market          Income       Strategic Bond
                                                 Portfolio     Portfolio       Portfolio       Portfolio       Portfolio
                                               ------------  ------------    ------------    ------------    --------------
December 31, 2005
  Units                                              43,314        89,780         122,509             677                -
  Unit Fair Value                              $      15.43  $      11.52    $      11.47    $      57.72     $      22.56
  Net Assets (In Thousands)                    $        669  $      1,035    $      1,405    $         39     $          -
  Investment Income Ratio to Net Assets /(1)/          0.41%         1.68%           3.62%           3.97%            0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%           0.55%           0.55%            0.55%
  Total Return /(3)/                                  13.23%         4.03%           2.33%           1.85%            2.27%

December 31, 2004
  Units                                              31,001        81,667              10             674                -
  Unit Fair Value                              $      13.63  $      11.07    $      11.21    $      56.67     $      22.06
  Net Assets (In Thousands)                    $        422  $        904    $          -    $         38     $          -
  Investment Income Ratio to Net Assets /(1)/          0.09%         0.84%           0.84%           0.00%            0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%           0.55%           0.55%            0.55%
  Total Return /(3)/                                   8.60%         9.93%           0.43%           3.86%            6.03%

December 31, 2003
  Units                                              19,894        59,930               7
  Unit Fair Value                              $      12.55  $      10.07    $      11.16
  Net Assets (In Thousands)                    $        250  $        604    $          -
  Investment Income Ratio to Net Assets /(1)/          0.06%         1.43%           0.46%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%           0.55%
  Total Return /(3)/                                  29.36%        27.50%           0.13%

December 31, 2002
  Units                                                  66        27,658
  Unit Fair Value                              $       9.70  $       7.90
  Net Assets (In Thousands)                    $          1  $        219
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                  -3.00%       -20.99%

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                               -----------------------

                                               -----------------------
                                                   Salomon
                                                  Brothers     T. Rowe Price
                                               U.S. Government   Small-Cap
                                                  Portfolio      Portfolio
                                               --------------- -------------
December 31, 2005
  Units                                                    -            212
  Unit Fair Value                               $     178.21   $      15.78
  Net Assets (In Thousands)                     $          -   $          3
  Investment Income Ratio to Net Assets /(1)/           0.00%          0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%
  Total Return /(3)/                                    0.62%         10.38%

December 31, 2004
  Units                                                                   -
  Unit Fair Value                                              $      14.30
  Net Assets (In Thousands)                                    $          -
  Investment Income Ratio to Net Assets /(1)/                          0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                    0.55%
  Total Return /(3)/                                                  10.47%

December 31, 2003
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2002
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                           Flexible Premium Variable Universal Life
                                               -------------------------------------------------------------------------
                                                         MetLife                                            Russell
                                               --------------------------    -------------------------------------------
                                                                Capital
                                               T. Rowe Price   Guardian       Multi-Style     Aggressive
                                                 Large-Cap    U.S. Equity       Equity          Equity       Non-U.S.
                                                 Portfolio      Series           Fund            Fund          Fund
                                               ------------- ------------    ------------    ------------  ------------
December 31, 2005
  Units                                                 685             -               -               -             -
  Unit Fair Value                              $      13.67  $     123.26    $       8.76    $      12.99  $      10.80
  Net Assets (In Thousands)                    $          9  $          -    $          -    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          0.56%         0.03%           0.00%           0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                   6.02%         5.19%           6.68%           5.79%        13.05%

December 31, 2004
  Units                                                 761             -               -               -             -
  Unit Fair Value                              $      12.89  $     117.18    $       8.21    $      12.28  $       9.55
  Net Assets (In Thousands)                    $         10  $          -    $          -    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.00%           0.00%           0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                   9.32%         8.69%           9.21%          14.10%        17.65%

December 31, 2003
  Units                                                                                 -               -             -
  Unit Fair Value                                                            $       7.52    $      10.76  $       8.12
  Net Assets (In Thousands)                                                  $          -    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/                                        1.00%           0.00%         0.06%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                  0.55%           0.55%         0.55%
  Total Return /(3)/                                                                28.15%          44.80%        38.03%

December 31, 2002
  Units                                                                                10              10            10
  Unit Fair Value                                                            $       5.87    $       7.43  $       5.88
  Net Assets (In Thousands)                                                  $          -    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/                                        0.00%           0.00%         1.54%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                  0.55%           0.55%         0.55%
  Total Return /(3)/                                                               -23.61%         -19.50%       -15.61%

December 31, 2001
  Units                                                                                10              10            10
  Unit Fair Value                                                            $       7.68    $       9.23  $       6.97
  Net Assets (In Thousands)                                                  $          -    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/                                        0.00%           0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                  0.55%           0.55%         0.55%
  Total Return /(3)/                                                               -14.68%          -2.90%       -22.46%

                                               -----------------------

                                               -------------------------

                                                              Real Estate
                                                 Core Bond    Securities
                                                   Fund          Fund
                                               ------------  ------------
December 31, 2005
  Units                                                   -             -
  Unit Fair Value                              $      13.89  $      26.54
  Net Assets (In Thousands)                    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   1.43%        12.36%

December 31, 2004
  Units                                                   -             -
  Unit Fair Value                              $      13.69  $      23.62
  Net Assets (In Thousands)                    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   4.09%        34.15%

December 31, 2003
  Units                                                   -             -
  Unit Fair Value                              $      13.16  $      17.61
  Net Assets (In Thousands)                    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          2.38%         4.19%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   5.57%        36.46%

December 31, 2002
  Units                                                  10            10
  Unit Fair Value                              $      12.46  $      12.90
  Net Assets (In Thousands)                    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          2.52%         5.34%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   8.24%         3.23%

December 31, 2001
  Units                                                  10            10
  Unit Fair Value                              $      11.51  $      12.50
  Net Assets (In Thousands)                    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          6.26%         5.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   6.81%         7.24%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                            Flexible Premium Variable Universal Life
                                               ---------------------------------------------------------------------
                                                                  AIM                             Alliance
                                               ----------------------------------------  --------------------------
                                                                                           Bernstein
                                                 Capital     International                Real Estate     Premier
                                               Appreciation     Growth        Premier     Investment      Growth
                                                   Fund          Fund       Equity Fund      Fund        Portfolio
                                               ------------  ------------- ------------  ------------  ------------
December 31, 2005
  Units                                               2,199            48
  Unit Fair Value                              $       7.10  $       9.45
  Net Assets (In Thousands)                    $         16  $          -
  Investment Income Ratio to Net Assets /(1)/          0.06%         0.67%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   8.22%        17.33%

December 31, 2004
  Units                                               1,886            41                         640
  Unit Fair Value                              $       6.56  $       8.05                $      23.76
  Net Assets (In Thousands)                    $         12  $          -                $         15
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.66%                       2.27%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%                       0.55%
  Total Return /(3)/                                   6.04%        23.32%                      34.88%

December 31, 2003
  Units                                               1,512            32         4,481           674         4,199
  Unit Fair Value                              $       6.19  $       6.53  $       6.03  $      17.61  $       5.53
  Net Assets (In Thousands)                    $          9  $          -  $         27  $         12  $         23
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.56%         0.32%         2.62%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                  28.81%        28.35%        24.39%        38.53%        22.99%

December 31, 2002
  Units                                               1,092            31         2,899           850         5,007
  Unit Fair Value                              $       4.80  $       5.09  $       4.85  $      12.71  $       4.49
  Net Assets (In Thousands)                    $          5  $          -  $         14  $         11  $         23
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.57%         0.33%         2.62%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                 -24.77%       -16.14%       -30.64%         2.04%       -31.03%

December 31, 2001
  Units                                               1,170           229         2,633         1,044         4,739
  Unit Fair Value                              $       6.38  $       6.07  $       6.99  $      12.46  $       6.52
  Net Assets (In Thousands)                    $          7  $          1  $         18  $         13  $         31
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.42%         0.13%         3.58%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                 -23.70%       -23.95%       -13.05%        10.18%       -17.66%

                                               -----------------------------
                                                   Liberty     Goldman Sachs
                                               --------------- -------------

                                                   Newport      Growth and
                                                 Tiger Fund       Income
                                               Variable Series     Fund
                                               --------------- -------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units                                                    -              -
  Unit Fair Value                               $       8.49   $       9.24
  Net Assets (In Thousands)                     $          -   $          -
  Investment Income Ratio to Net Assets /(1)/           0.00%          0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%
  Total Return /(3)/                                   44.00%         23.68%

December 31, 2002
  Units                                                   10             10
  Unit Fair Value                               $       5.90   $       7.47
  Net Assets (In Thousands)                     $          -   $          -
  Investment Income Ratio to Net Assets /(1)/           0.14%          0.14%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%
  Total Return /(3)/                                  -17.42%        -11.83%

December 31, 2001
  Units                                                  193            306
  Unit Fair Value                               $       7.14   $       8.48
  Net Assets (In Thousands)                     $          1   $          3
  Investment Income Ratio to Net Assets /(1)/           0.72%          0.38%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%
  Total Return /(3)/                                  -18.93%         -9.84%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                               ---------------------------
                                                             Goldman Sachs
                                               ---------------------------

                                               International    Global
                                                  Equity        Income
                                                   Fund          Fund
                                               ------------- ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units                                                  56
  Unit Fair Value                              $       7.44
  Net Assets (In Thousands)                    $          -
  Investment Income Ratio to Net Assets /(1)/          4.34%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%
  Total Return /(3)/                                  34.75%

December 31, 2002
  Units                                                  46
  Unit Fair Value                              $       5.52
  Net Assets (In Thousands)                    $          -
  Investment Income Ratio to Net Assets /(1)/          1.46%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%
  Total Return /(3)/                                 -18.78%

December 31, 2001
  Units                                                  27           922
  Unit Fair Value                              $       6.80  $      11.10
  Net Assets (In Thousands)                    $          -  $         10
  Investment Income Ratio to Net Assets /(1)/          1.46%         3.83%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                 -22.69%         4.23%

                                                  Flexible Premium Variable Universal Life
                                               -------------------------------------------------------------------------
                                                                             Scudder II                        MFS
                                               ------------- ------------------------------------------  ---------------

                                                 Internet      Small-Cap    Government       Dreman
                                                Tollkeeper      Growth      Securities   Small Cap Value Investors Trust
                                                   Fund        Portfolio    Portfolio       Portfolio        Series
                                               ------------  ------------  ------------  --------------- ---------------
December 31, 2005
  Units                                                               438            22
  Unit Fair Value                                            $       6.14  $      13.35
  Net Assets (In Thousands)                                  $          3  $          -
  Investment Income Ratio to Net Assets /(1)/                        0.00%         3.82%
  Expenses as a percent of Average
   Net Assets /(2)/                                                  0.55%         0.55%
  Total Return /(3)/                                                 6.46%         2.00%

December 31, 2004
  Units                                                               433            18              -           3,371
  Unit Fair Value                                            $       5.77  $      13.09   $      19.05    $       8.76
  Net Assets (In Thousands)                                  $          3  $          -   $          -    $         30
  Investment Income Ratio to Net Assets /(1)/                        0.00%         3.57%          0.00%           0.54%
  Expenses as a percent of Average
   Net Assets /(2)/                                                  0.55%         0.55%          0.55%           0.55%
  Total Return /(3)/                                                10.41%         3.18%         25.33%          10.74%

December 31, 2003
  Units                                                               471            13              -           3,087
  Unit Fair Value                                            $       5.22  $      12.68   $      15.20    $       7.91
  Net Assets (In Thousands)                                  $          2  $          -   $          -    $         24
  Investment Income Ratio to Net Assets /(1)/                        0.00%         5.21%          5.82%           0.48%
  Expenses as a percent of Average
   Net Assets /(2)/                                                  0.55%         0.55%          0.55%           0.55%
  Total Return /(3)/                                                32.21%         1.70%         41.25%          21.48%

December 31, 2002
  Units                                                               647            18             10           2,572
  Unit Fair Value                                            $       3.95  $      12.47   $      10.76    $       6.51
  Net Assets (In Thousands)                                  $          3  $          -   $          -    $         17
  Investment Income Ratio to Net Assets /(1)/                        0.00%         3.23%          0.61%           0.46%
  Expenses as a percent of Average
   Net Assets /(2)/                                                  0.55%         0.55%          0.55%           0.55%
  Total Return /(3)/                                               -33.83%         7.46%        -11.84%         -21.40%

December 31, 2001
  Units                                                  33           888            13            119           2,176
  Unit Fair Value                              $       4.31  $       5.97  $      11.61   $      12.21    $       8.29
  Net Assets (In Thousands)                    $          -  $          5  $          -   $          1    $         18
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.00%         3.89%          0.00%           0.41%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%          0.55%           0.55%
  Total Return /(3)/                                 -34.04%       -29.19%         6.90%         17.02%         -16.42%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                           Flexible Premium Variable Universal Life
                                               ---------------------------------------------------------------------------
                                                                                MFS
                                               --------------------------------------------------------------------

                                                                  New                          Emerging      Strategic
                                                   High        Discovery       Research         Growth        Income
                                               Income Series    Series          Series          Series        Series
                                               ------------- ------------    ------------    ------------  ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units                                                 590            23
  Unit Fair Value                              $      12.24  $       7.80
  Net Assets (In Thousands)                    $          7  $          -
  Investment Income Ratio to Net Assets /(1)/          5.01%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   8.55%         5.93%

December 31, 2003
  Units                                                 506            17           3,856             694             -
  Unit Fair Value                              $      11.28  $       7.36    $       6.53    $       4.54  $      13.00
  Net Assets (In Thousands)                    $          6  $          -    $         25    $          3  $          -
  Investment Income Ratio to Net Assets /(1)/          5.30%         0.00%           0.49%           0.00%         0.45%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                  17.31%        32.98%          24.02%          29.51%         9.77%

December 31, 2002
  Units                                                  15            18           2,810             526           831
  Unit Fair Value                              $       9.61  $       5.54    $       5.27    $       3.51  $      11.84
  Net Assets (In Thousands)                    $          -  $          -    $         15    $          2  $         10
  Investment Income Ratio to Net Assets /(1)/         10.34%         0.00%           0.20%           0.00%         0.07%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                   2.00%       -32.01%         -24.95%         -34.12%         7.81%

December 31, 2001
  Units                                                 146            13           2,131             582            10
  Unit Fair Value                              $       9.42  $       8.14    $       7.02    $       5.32  $      10.98
  Net Assets (In Thousands)                    $          1  $          -    $         15    $          3  $          -
  Investment Income Ratio to Net Assets /(1)/          9.33%         0.00%           0.01%           0.00%         3.72%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                   1.51%        -5.55%         -21.68%         -33.85%         4.17%

                                               ---------------------
                                                       Oppenheimer
                                               --------------------------

                                                                   High
                                                   Bond           Income
                                                   Fund            Fund
                                               ------------    ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units                                                 736               -
  Unit Fair Value                              $      13.05    $      11.82
  Net Assets (In Thousands)                    $         10    $          -
  Investment Income Ratio to Net Assets /(1)/          5.20%          12.43%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%
  Total Return /(3)/                                   6.19%          23.28%

December 31, 2002
  Units                                               1,006              10
  Unit Fair Value                              $      12.28    $       9.59
  Net Assets (In Thousands)                    $         12    $          -
  Investment Income Ratio to Net Assets /(1)/          7.32%          10.42%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%
  Total Return /(3)/                                   8.48%          -2.93%

December 31, 2001
  Units                                               1,046              10
  Unit Fair Value                              $      11.32    $       9.88
  Net Assets (In Thousands)                    $         12    $          -
  Investment Income Ratio to Net Assets /(1)/          7.55%          10.22%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%
  Total Return /(3)/                                   7.19%           1.41%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                               ---------------------------
                                                              Oppenheimer
                                               ---------------------------
                                                Main Street
                                                Growth and     Strategic
                                                  Income         Bond
                                                   Fund          Fund
                                               ------------  ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units                                                 122             -
  Unit Fair Value                              $       8.20  $      13.35
  Net Assets (In Thousands)                    $          1  $          -
  Investment Income Ratio to Net Assets /(1)/          0.85%        10.70%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                  26.02%        17.42%

December 31, 2002
  Units                                                  87            10
  Unit Fair Value                              $       6.51  $      11.37
  Net Assets (In Thousands)                    $          1  $          -
  Investment Income Ratio to Net Assets /(1)/          0.66%         8.26%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                 -19.24%         6.85%

December 31, 2001
  Units                                                  42            10
  Unit Fair Value                              $       8.06  $      10.64
  Net Assets (In Thousands)                    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          0.73%         2.90%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                 -10.66%         4.27%

                                                Flexible Premium Variable Universal Life
                                               ---------------------------------------------------------------------
                                                                                       Putnam
                                               -------------   ------------------------------------------------------
                                                                               International
                                                 Capital            New             New          Growth &
                                               Appreciation        Value       Opportunities      Income         Vista
                                                   Fund            Fund            Fund            Fund          Fund
                                               ------------    ------------    -------------   ------------  ------------
December 31, 2005
  Units                                                                                               5,012         3,275
  Unit Fair Value                                                                              $      12.09  $       6.74
  Net Assets (In Thousands)                                                                    $         61  $         22
  Investment Income Ratio to Net Assets /(1)/                                                          1.71%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                                    0.55%         0.55%
  Total Return /(3)/                                                                                   4.95%        11.91%

December 31, 2004
  Units                                               5,825                                           4,902         3,490
  Unit Fair Value                              $       7.92                                    $      11.52  $       6.02
  Net Assets (In Thousands)                    $         46                                    $         56  $         21
  Investment Income Ratio to Net Assets /(1)/          0.25%                                           1.62%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%                                           0.55%         0.55%
  Total Return /(3)/                                   6.35%                                          10.75%        18.25%

December 31, 2003
  Units                                               3,976               -           1,317           4,540         3,632
  Unit Fair Value                              $       7.44    $      13.70    $       5.40    $      10.40  $       5.09
  Net Assets (In Thousands)                    $         30    $          -    $          7    $         47  $         18
  Investment Income Ratio to Net Assets /(1)/          0.09%           2.68%           0.56%           1.71%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                  30.23%          32.13%          32.86%          26.99%        32.69%

December 31, 2002
  Units                                                 366              10           1,792           4,075         2,643
  Unit Fair Value                              $       5.72    $      10.37    $       4.06    $       8.19  $       3.84
  Net Assets (In Thousands)                    $          2    $          -    $          7    $         33  $         10
  Investment Income Ratio to Net Assets /(1)/          0.22%           0.88%           0.91%           1.56%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                 -27.26%         -15.90%         -13.94%         -19.23%       -30.76%

December 31, 2001
  Units                                                  40              10           1,859           3,545         2,191
  Unit Fair Value                              $       7.86    $      12.33    $       4.72    $      10.14  $       5.54
  Net Assets (In Thousands)                    $          -    $          -    $          9    $         36  $         12
  Investment Income Ratio to Net Assets /(1)/          0.49%           0.83%           0.00%           1.47%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                 -13.06%           3.04%         -28.91%          -6.68%       -33.77%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                             Flexible Premium Variable Universal Life
                                               --------------------------------------------------------------------
                                                  Putnam                              Templeton
                                               -------------   ------------------------------------------------------
                                                                                                            Developing
                                               International                   Mutual Shares   Foreign       Markets
                                                  Growth         Small-Cap      Securities    Securities    Securities
                                                   Fund            Fund            Fund          Fund          Fund
                                               -------------   ------------    ------------- ------------  ------------
December 31, 2005
  Units                                                                                             2,160           796
  Unit Fair Value                                                                            $      11.96  $      17.71
  Net Assets (In Thousands)                                                                  $         26  $         14
  Investment Income Ratio to Net Assets /(1)/                                                        1.31%         1.44%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                                  0.55%         0.55%
  Total Return /(3)/                                                                                 9.85%        27.09%

December 31, 2004
  Units                                               1,014                                         1,963           890
  Unit Fair Value                              $       8.81                                  $      10.89  $      13.94
  Net Assets (In Thousands)                    $          9                                  $         21  $         12
  Investment Income Ratio to Net Assets /(1)/          1.64%                                         1.21%         1.89%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%                                         0.55%         0.55%
  Total Return /(3)/                                  15.85%                                        18.22%        24.15%

December 31, 2003
  Units                                               1,031               -             538         1,667           921
  Unit Fair Value                              $       7.61    $       6.89    $      12.93  $       9.21  $      11.22
  Net Assets (In Thousands)                    $          8    $          -    $          7  $         15  $         10
  Investment Income Ratio to Net Assets /(1)/          1.04%           0.00%           1.18%         2.00%         1.41%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%           0.55%         0.55%         0.55%
  Total Return /(3)/                                  28.18%          36.85%          24.80%        31.83%        52.90%

December 31, 2002
  Units                                                 992              10             568         1,903         1,109
  Unit Fair Value                              $       5.94    $       5.04    $      10.36  $       6.99  $       7.34
  Net Assets (In Thousands)                    $          6    $          -    $          6  $         13  $          8
  Investment Income Ratio to Net Assets /(1)/          1.04%           0.44%           0.96%         1.76%         1.67%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%           0.55%         0.55%         0.55%
  Total Return /(3)/                                 -17.97%         -28.91%         -12.05%       -18.85%        -0.51%

December 31, 2001
  Units                                               1,033              10             606         1,974         1,201
  Unit Fair Value                              $       7.24    $       7.08    $      11.78  $       8.61  $       7.38
  Net Assets (In Thousands)                    $          7    $          -    $          7  $         17  $          9
  Investment Income Ratio to Net Assets /(1)/          0.38%           0.56%           2.13%         3.11%         1.01%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%           0.55%         0.55%         0.55%
  Total Return /(3)/                                 -20.85%         -15.48%           6.72%       -16.21%        -8.59%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



/(1)/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/(2)/ These ratios represent the annualized contract expenses of the Separate
      Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

/(3)/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return ratios related to new products offered or new sub-accounts added as investment options during the year are calculated for the period from the inception date of the product or sub-account through the end of the reporting period.


                                                                    (Concluded)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2006
(Unaudited)

                                                  Lord Abbett  Lord Abbett      Lord Abbett    Lord Abbett      Met/Putnam
                                                   Growth &       Bond            Mid-Cap        Growth           Capital
                                                    Income      Debenture          Value       Opportunity     Opportunities
                                                  Sub-Account  Sub-Account      Sub-Account    Sub-Account      Sub-Account
                                                  ------------ ------------    ------------    ------------    -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust ("Met Investors Fund")
Lord Abbett Growth & Income Portfolio
   238,843 shares; cost $5,707,833                $  6,272,009 $          -    $          -    $          -    $          -
Lord Abbett Bond Debenture Portfolio
   123,718 shares; cost $1,517,221                           -    1,446,259               -               -               -
Lord Abbett Mid-Cap Value Portfolio
   26,483 shares; cost $409,378                              -            -         540,774               -               -
Lord Abbett Growth Opportunity Portfolio
   35,998 shares; cost $278,053                              -            -               -         354,942               -
Met/Putnam Capital Opportunities Portfolio
   14,963 shares; cost $196,659                              -            -               -               -         211,585
Lazard Mid-Cap Portfolio
   55,500 shares; cost $753,284                              -            -               -               -               -
Met/AIM Small Cap Growth Portfolio
   44,572 shares; cost $571,236                              -            -               -               -               -
                                                  ------------ ------------    ------------    ------------    ------------
Total Investments                                    6,272,009    1,446,259         540,774         354,942         211,585
Cash and Accounts Receivable                                 -            -               -               1               -
                                                  ------------ ------------    ------------    ------------    ------------
Total Assets                                         6,272,009    1,446,259         540,774         354,943         211,585
LIABILITIES:
Due to MetLife Investors Insurance Company                   -            -              (2)              -              (1)
                                                  ------------ ------------    ------------    ------------    ------------
NET ASSETS                                        $  6,272,009 $  1,446,259    $    540,772    $    354,943    $    211,584
                                                  ============ ============    ============    ============    ============
Outstanding Units                                      393,428      104,616          20,878          23,044          14,231
Unit Fair Values                                  $      13.82 $      13.49    $      21.82    $       9.02    $      11.55
                                                            to           to              to              to              to
                                                  $      17.88 $      14.91    $      25.86    $      15.83    $      14.87

                                                                  Met/AIM
                                                    Lazard       Small Cap
                                                    Mid-Cap       Growth
                                                  Sub-Account   Sub-Account
                                                  ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust ("Met Investors Fund")
Lord Abbett Growth & Income Portfolio
   238,843 shares; cost $5,707,833                $          - $          -
Lord Abbett Bond Debenture Portfolio
   123,718 shares; cost $1,517,221                           -            -
Lord Abbett Mid-Cap Value Portfolio
   26,483 shares; cost $409,378                              -            -
Lord Abbett Growth Opportunity Portfolio
   35,998 shares; cost $278,053                              -            -
Met/Putnam Capital Opportunities Portfolio
   14,963 shares; cost $196,659                              -            -
Lazard Mid-Cap Portfolio
   55,500 shares; cost $753,284                        684,867            -
Met/AIM Small Cap Growth Portfolio
   44,572 shares; cost $571,236                              -      569,182
                                                  ------------ ------------
Total Investments                                      684,867      569,182
Cash and Accounts Receivable                                 2            -
                                                  ------------ ------------
Total Assets                                           684,869      569,182
LIABILITIES:
Due to MetLife Investors Insurance Company                   -           (2)
                                                  ------------ ------------
NET ASSETS                                        $    684,869 $    569,180
                                                  ============ ============
Outstanding Units                                       48,309       45,254
Unit Fair Values                                  $      14.18 $      12.58



See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2006
(Unaudited)

                                                   Third Avenue     Janus            MFS      T. Rowe Price   Oppenheimer
                                                    Small Cap    Aggressive       Research       Mid-Cap        Capital
                                                      Value        Growth       International    Growth       Appreciation
                                                   Sub-Account   Sub-Account     Sub-Account   Sub-Account    Sub-Account
                                                   ------------ ------------    ------------- -------------   ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust ("Met Investors Fund"),
 continued:
Third Avenue Small Cap Value Portfolio
   82,876 shares; cost $1,242,364                  $  1,352,539 $          -    $          -  $          -    $          -
Janus Aggressive Growth Portfolio
   67,083 shares; cost $491,471                               -      540,689               -             -               -
MFS Research International Portfolio
   114,778 shares; cost $1,298,085                            -            -       1,497,852             -               -
T. Rowe Price Mid Cap Growth Portfolio
   152,876 shares; cost $1,111,974                            -            -               -     1,270,400               -
Oppenheimer Capital Appreciation Portfolio
   154,407 shares; cost $1,276,158                            -            -               -             -       1,324,808
PIMCO Inflation Protected Bond Portfolio
   103,857 shares; cost $1,115,456                            -            -               -             -               -
RCM Global Technology Portfolio
   22,557 shares; cost $109,170                               -            -               -             -               -
                                                   ------------ ------------    ------------  ------------    ------------
Total Investments                                     1,352,539      540,689       1,497,852     1,270,400       1,324,808
Cash and Accounts Receivable                                  1            -               1             -               -
                                                   ------------ ------------    ------------  ------------    ------------
Total Assets                                          1,352,540      540,689       1,497,853     1,270,400       1,324,808
LIABILITIES:
Due to MetLife Investors Insurance Company                    -           (4)              -             -              (6)
                                                   ------------ ------------    ------------  ------------    ------------
NET ASSETS                                         $  1,352,540 $    540,685    $  1,497,853  $  1,270,400    $  1,324,802
                                                   ============ ============    ============  ============    ============
Outstanding Units                                        62,449       47,206          80,460       112,173         118,441
Unit Fair Values                                   $      21.66 $      11.45    $      16.70  $      11.33    $      11.19
                                                                                          to
                                                                                $      18.74

                                                       PIMCO           RCM
                                                     Inflation       Global
                                                   Protected Bond  Technology
                                                    Sub-Account    Sub-Account
                                                   --------------  ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust ("Met Investors Fund"),
 continued:
Third Avenue Small Cap Value Portfolio
   82,876 shares; cost $1,242,364                   $          -   $          -
Janus Aggressive Growth Portfolio
   67,083 shares; cost $491,471                                -              -
MFS Research International Portfolio
   114,778 shares; cost $1,298,085                             -              -
T. Rowe Price Mid Cap Growth Portfolio
   152,876 shares; cost $1,111,974                             -              -
Oppenheimer Capital Appreciation Portfolio
   154,407 shares; cost $1,276,158                             -              -
PIMCO Inflation Protected Bond Portfolio
   103,857 shares; cost $1,115,456                     1,033,378              -
RCM Global Technology Portfolio
   22,557 shares; cost $109,170                                -        108,501
                                                    ------------   ------------
Total Investments                                      1,033,378        108,501
Cash and Accounts Receivable                                   -              -
                                                    ------------   ------------
Total Assets                                           1,033,378        108,501
LIABILITIES:
Due to MetLife Investors Insurance Company                     -              -
                                                    ------------   ------------
NET ASSETS                                          $  1,033,378   $    108,501
                                                    ============   ============
Outstanding Units                                         90,559         14,268
Unit Fair Values                                    $      11.41   $       7.60



See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2006
(Unaudited)

                                                                   Harris       Neuberger     Turner     Goldman Sachs
                                                   PIMCO Total     Oakmark     Berman Real    Mid-Cap       Mid-Cap
                                                   Return Bond  International    Estate       Growth         Value
                                                   Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                                   ------------ ------------- ------------  ------------ -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust ("Met Investors Fund"),
 continued:
PIMCO Total Return Bond Portfolio
   188,031 shares; cost $2,169,784                 $  2,111,594 $          -  $          -  $          - $          -
Harris Oakmark International Portfolio
   96,169 shares; cost $1,431,364                             -    1,581,982             -             -            -
Neuberger Berman Real Estate Portfolio
   25,979 shares; cost $368,851                               -            -       396,701             -            -
Turner Mid-Cap Growth Portfolio
   17,228 shares; cost $214,333                               -            -             -       215,174            -
Goldman Sachs Mid-Cap Value Portfolio
   30,617 shares; cost $384,415                               -            -             -             -      398,628
Moderate Strategy Fund of Fund Portfolio
   27,599 shares; cost $295,284                               -            -             -             -            -
Balanced Strategy Fund of Fund Portfolio
   17,205 shares; cost $189,589                               -            -             -             -            -
                                                   ------------ ------------  ------------  ------------ ------------
Total Investments                                     2,111,594    1,581,982       396,701       215,174      398,628
Cash and Accounts Receivable                                  4            1             -             -            -
                                                   ------------ ------------  ------------  ------------ ------------
Total Assets                                          2,111,598    1,581,983       396,701       215,174      398,628
LIABILITIES:
Due to MetLife Investors Insurance Company                    -            -            (1)            -           (1)
                                                   ------------ ------------  ------------  ------------ ------------
NET ASSETS                                         $  2,111,598 $  1,581,983  $    396,700  $    215,174 $    398,627
                                                   ============ ============  ============  ============ ============
Outstanding Units                                       174,994       90,635        23,451        16,683       28,249
Unit Fair Values                                   $      11.90 $      17.45  $      16.92  $      12.90 $      14.11
                                                             to                                       to           to
                                                   $      12.21                             $      13.05 $      14.28

                                                    Moderate      Balanced
                                                    Strategy      Strategy
                                                   Sub-Account   Sub-Account
                                                   ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust ("Met Investors Fund"),
 continued:
PIMCO Total Return Bond Portfolio
   188,031 shares; cost $2,169,784                 $          - $          -
Harris Oakmark International Portfolio
   96,169 shares; cost $1,431,364                             -            -
Neuberger Berman Real Estate Portfolio
   25,979 shares; cost $368,851                               -            -
Turner Mid-Cap Growth Portfolio
   17,228 shares; cost $214,333                               -            -
Goldman Sachs Mid-Cap Value Portfolio
   30,617 shares; cost $384,415                               -            -
Moderate Strategy Fund of Fund Portfolio
   27,599 shares; cost $295,284                         295,305            -
Balanced Strategy Fund of Fund Portfolio
   17,205 shares; cost $189,589                               -      191,837
                                                   ------------ ------------
Total Investments                                       295,305      191,837
Cash and Accounts Receivable                                  2            -
                                                   ------------ ------------
Total Assets                                            295,307      191,837
LIABILITIES:
Due to MetLife Investors Insurance Company                    -           (3)
                                                   ------------ ------------
NET ASSETS                                         $    295,307 $    191,834
                                                   ============ ============
Outstanding Units                                         2,681        1,681
Unit Fair Values                                   $     110.16 $     114.10



See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2006
(Unaudited)

                                                        Growth       Aggressive        VanKampen         Davis
                                                       Strategy       Strategy         ComStock      Venture Value
                                                      Sub-Account    Sub-Account      Sub-Account     Sub-Account
                                                     ------------    ------------    ------------    -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust ("Met Investors Fund"),
 continued:
Growth Strategy Fund of Fund Portfolio
   92,844 shares; cost $1,066,433                    $  1,085,349    $          -    $          -    $          -
Aggressive Strategy Fund of Fund Portfolio
   11,277 shares; cost $135,914                                 -         134,867               -               -
VanKampen ComStock Portfolio
   11,732 shares; cost $124,514                                 -               -         125,068               -
Metropolitan Series Fund, Inc. ("Metropolitan Fund")
Davis Venture Value
   89,264 shares; cost $2,545,442                               -               -               -       2,816,307
Harris Oakmark Focused Value
   6,430 shares; cost $1,540,495                                -               -               -               -
Jennison Growth Portfolio
   73,531 shares; cost $834,058                                 -               -               -               -
MetLife Stock Index Portfolio
   28,853 shares; cost $905,634                                 -               -               -               -
                                                     ------------    ------------    ------------    ------------
Total Investments                                       1,085,349         134,867         125,068       2,816,307
Cash and Accounts Receivable                                    -               3               -               -
                                                     ------------    ------------    ------------    ------------
Total Assets                                            1,085,349         134,870         125,068       2,816,307
LIABILITIES:
Due to MetLife Investors Insurance Company                     (1)              -              (2)              -
                                                     ------------    ------------    ------------    ------------
NET ASSETS                                           $  1,085,348    $    134,870    $    125,066    $  2,816,307
                                                     ============    ============    ============    ============
Outstanding Units                                           9,117           1,111           1,145         198,888
Unit Fair Values                                     $     119.05    $     121.35    $     109.24    $      14.16

                                                     Harris Oakmark    Jennison         MetLife
                                                        Focused         Growth        Stock Index
                                                      Sub-Account     Sub-Account     Sub-Account
                                                     --------------  ------------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust ("Met Investors Fund"),
 continued:
Growth Strategy Fund of Fund Portfolio
   92,844 shares; cost $1,066,433                     $          -   $          -    $          -
Aggressive Strategy Fund of Fund Portfolio
   11,277 shares; cost $135,914                                  -              -               -
VanKampen ComStock Portfolio
   11,732 shares; cost $124,514                                  -              -               -
Metropolitan Series Fund, Inc. ("Metropolitan Fund")
Davis Venture Value
   89,264 shares; cost $2,545,442                                -              -               -
Harris Oakmark Focused Value
   6,430 shares; cost $1,540,495                         1,545,376              -               -
Jennison Growth Portfolio
   73,531 shares; cost $834,058                                  -        852,964               -
MetLife Stock Index Portfolio
   28,853 shares; cost $905,634                                  -              -         929,652
                                                      ------------   ------------    ------------
Total Investments                                        1,545,376        852,964         929,652
Cash and Accounts Receivable                                     8              -               -
                                                      ------------   ------------    ------------
Total Assets                                             1,545,384        852,964         929,652
LIABILITIES:
Due to MetLife Investors Insurance Company                       -             (1)             (1)
                                                      ------------   ------------    ------------
NET ASSETS                                            $  1,545,384   $    852,963    $    929,651
                                                      ============   ============    ============
Outstanding Units                                          108,943         59,090          78,842
Unit Fair Values                                      $      14.19   $      14.43    $      11.79

See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2006
(Unaudited)

                                                                                  Western Asset
                                                       BlackRock     BlackRock     Management    T. Rowe Price   T. Rowe Price
                                                      Money Market  Bond Income  U.S. Government   Small Cap       Large Cap
                                                      Sub-Account   Sub-Account    Sub-Account    Sub-Account     Sub-Account
                                                      ------------  ------------ --------------- -------------   -------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Fund, Inc. ("Metropolitan Fund"),
 continued:
BlackRock Money Market Portfolio
   18,228 shares; cost $1,822,841                     $  1,822,841  $          -  $          -   $          -    $          -
BlackRock Bond Income Portfolio
   302 shares; cost $32,624                                      -        31,321             -              -               -
Western Asset Management U.S. Government Portfolio
   5 shares; cost $63                                            -             -            62              -               -
T. Rowe Price Small Cap Portfolio
   6,382 shares; cost $79,623                                    -             -             -         96,735               -
T. Rowe Price Large Cap Portfolio
   6,927 shares; cost $80,422                                    -             -             -              -          93,923
Capital Guardian U.S. Equity Series
   59,091 shares; cost $667,401                                  -             -             -              -               -
AIM Variable Insurance Funds, Inc. ("AIM Funds")
AIM Capital Appreciation Fund
   10,145 shares; cost $323,487                                  -             -             -              -               -
                                                      ------------  ------------  ------------   ------------    ------------
Total Investments                                        1,822,841        31,321            62         96,735          93,923
Cash and Accounts Receivable                                    23             9             -             11              12
                                                      ------------  ------------  ------------   ------------    ------------
Total Assets                                             1,822,864        31,330            62         96,746          93,935
LIABILITIES:
Due to MetLife Investors Insurance Company                      (3)            -             -              -               -
                                                      ------------  ------------  ------------   ------------    ------------
NET ASSETS                                            $  1,822,861  $     31,330  $         62   $     96,746    $     93,935
                                                      ============  ============  ============   ============    ============
Outstanding Units                                          156,188           546             -          5,837           6,600
Unit Fair Values                                      $      10.68  $      57.39  $     177.29   $      15.77    $      13.71
                                                                to                                         to              to
                                                      $      11.69                               $      16.57    $      14.29

                                                        Capital
                                                       Guardian       AIM Capital
                                                      U.S. Equity     Appreciation
                                                      Sub-Account     Sub-Account
                                                      ------------    ------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Fund, Inc. ("Metropolitan Fund"),
 continued:
BlackRock Money Market Portfolio
   18,228 shares; cost $1,822,841                     $          -    $          -
BlackRock Bond Income Portfolio
   302 shares; cost $32,624                                      -               -
Western Asset Management U.S. Government Portfolio
   5 shares; cost $63                                            -               -
T. Rowe Price Small Cap Portfolio
   6,382 shares; cost $79,623                                    -               -
T. Rowe Price Large Cap Portfolio
   6,927 shares; cost $80,422                                    -               -
Capital Guardian U.S. Equity Series
   59,091 shares; cost $667,401                            728,586               -
AIM Variable Insurance Funds, Inc. ("AIM Funds")
AIM Capital Appreciation Fund
   10,145 shares; cost $323,487                                  -         249,459
                                                      ------------    ------------
Total Investments                                          728,586         249,459
Cash and Accounts Receivable                                     -               2
                                                      ------------    ------------
Total Assets                                               728,586         249,461
LIABILITIES:
Due to MetLife Investors Insurance Company                       -               -
                                                      ------------    ------------
NET ASSETS                                            $    728,586    $    249,461
                                                      ============    ============
Outstanding Units                                            5,674          23,858
Unit Fair Values                                      $     125.49    $       7.06
                                                                to              to
                                                      $     128.40    $      10.78

See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2006
(Unaudited)


                                             AIM                       DWS         Putnam                    Templeton
                                        International  DWS Small   Government     Growth &       Putnam       Growth
                                           Growth     Cap Growth   Securities      Income         Vista     Securities
                                         Sub-Account  Sub-Account  Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                        ------------- ------------ ------------ ------------  ------------  ------------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance Funds, Inc.
 ("AIM Funds"), continued:
AIM International Growth Fund
   1,707 shares; cost $32,846           $     43,061  $          - $          - $          -  $          -  $          -
Scudder Variable Series II ("Scudder
 Fund")
DWS Small Cap Growth Portfolio
   161 shares; cost $1,993                         -         2,249            -            -             -             -
DWS Government Securities Portfolio
   27 shares; cost $326                            -             -          317            -             -             -
Putnam Variable Trust ("Putnam Fund")
Putnam Growth & Income Fund
   2,205 shares; cost $50,971                      -             -            -       57,740             -             -
Putnam Vista Fund
   1,474 shares; cost $20,277                      -             -            -            -        21,238             -
Franklin Templeton Variable Insurance
 Products Trust ("Templeton Fund")
Templeton Growth Securities Fund
   3,954 shares; cost $2,604                       -             -            -            -             -         3,327
Templeton Foreign Securities Fund
   1,136 shares; cost $61,018                      -             -            -            -             -             -
Templeton Developing Markets Securities
 Fund
   236 shares; cost $7,698                         -             -            -            -             -             -
                                        ------------  ------------ ------------ ------------  ------------  ------------
Total Investments                             43,061         2,249          317       57,740        21,238         3,327
Cash and Accounts Receivable                      10             -            3            -                           -
                                        ------------  ------------ ------------ ------------  ------------  ------------
Total Assets                                  43,071         2,249          320       57,740        21,238         3,327
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -             -            -           (7)           (6)            -
                                        ------------  ------------ ------------ ------------  ------------  ------------
NET ASSETS                              $     43,071  $      2,249 $        320 $     57,733  $     21,232  $      3,327
                                        ============  ============ ============ ============  ============  ============
Outstanding Units                              4,058           355           24        4,651         3,105           194
Unit Fair Values                        $      10.26  $       6.33 $      13.23 $      12.41  $       6.84  $      17.16
                                                  to
                                        $      10.61

                                                         Templeton
                                          Templeton     Developing
                                           Foreign        Markets
                                         Securities     Securities
                                         Sub-Account    Sub-Account
                                        ------------    ------------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance Funds, Inc.
 ("AIM Funds"), continued:
AIM International Growth Fund
   1,707 shares; cost $32,846           $          -    $          -
Scudder Variable Series II ("Scudder
 Fund")
DWS Small Cap Growth Portfolio
   161 shares; cost $1,993                         -               -
DWS Government Securities Portfolio
   27 shares; cost $326                            -               -
Putnam Variable Trust ("Putnam Fund")
Putnam Growth & Income Fund
   2,205 shares; cost $50,971                      -               -
Putnam Vista Fund
   1,474 shares; cost $20,277                      -               -
Franklin Templeton Variable Insurance
 Products Trust ("Templeton Fund")
Templeton Growth Securities Fund
   3,954 shares; cost $2,604                       -               -
Templeton Foreign Securities Fund
   1,136 shares; cost $61,018                 66,150               -
Templeton Developing Markets Securities
 Fund
   236 shares; cost $7,698                         -          13,037
                                        ------------    ------------
Total Investments                             66,150          13,037
Cash and Accounts Receivable                       -               2
                                        ------------    ------------
Total Assets                                  66,150          13,039
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                          (6)              -
                                        ------------    ------------
NET ASSETS                              $     66,144    $     13,039
                                        ============    ============
Outstanding Units                              4,980             697
Unit Fair Values                        $      12.79    $      18.70
                                                  to
                                        $      13.59

See Notes to Financial Statements.

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the six months ended June 30, 2006
(Unaudited)

                                           Lord Abbett      Lord Abbett      Lord Abbett        Lord Abbett
                                         Growth & Income   Bond Debenture   Mid-Cap Value    Growth Opportunity
                                           Sub-Account      Sub-Account      Sub-Account        Sub-Account
                                         ---------------   --------------  --------------    ------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      626,546    $       98,972  $       55,564      $       22,467
  Expenses                                        7,624             2,877             150                  85
                                         --------------    --------------  --------------      --------------
    Net investment income (loss)                618,922            96,095          55,414              22,382
                                         --------------    --------------  --------------      --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        126,443            10,878          40,701               5,585
  Change in unrealized appreciation
   (depreciation) of investments               (409,069)          (80,853)        (88,740)            (18,099)
                                         --------------    --------------  --------------      --------------
    Net realized and unrealized gains
     (losses) on Investments                   (282,626)          (69,975)        (48,039)            (12,514)
                                         --------------    --------------  --------------      --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $      336,296    $       26,120  $        7,375      $        9,868
                                         ==============    ==============  ==============      ==============

                                              Met/Putnam           Lazard
                                         Capital Opportunities     Mid-Cap
                                              Sub-Account        Sub-Account
                                         --------------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                 $       32,126     $       86,292
  Expenses                                              42              1,840
                                            --------------     --------------
    Net investment income (loss)                    32,084             84,452
                                            --------------     --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                             8,372              5,929
  Change in unrealized appreciation
   (depreciation) of investments                   (24,613)           (72,486)
                                            --------------     --------------
    Net realized and unrealized gains
     (losses) on Investments                       (16,241)           (66,557)
                                            --------------     --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                        $       15,843     $       17,895
                                            ==============     ==============

See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the six months ended June 30, 2006
(Unaudited)

                                          Met/AIM Small   Third Avenue   Janus Aggressive  MFS Research     T. Rowe Price
                                           Cap Growth    Small Cap Value      Growth       International    Mid-Cap Growth
                                           Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account
                                         --------------  --------------- ---------------- --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       72,835  $      101,055   $       31,417  $      138,375    $       42,557
  Expenses                                        1,552           3,683            1,497           3,270             3,555
                                         --------------  --------------   --------------  --------------    --------------
    Net investment income (loss)                 71,283          97,372           29,920         135,105            39,002
                                         --------------  --------------   --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                          5,670          57,794           10,375          70,731            20,228
  Change in unrealized appreciation
   (depreciation) of investments                (46,083)        (89,982)         (53,046)        (77,611)          (49,807)
                                         --------------  --------------   --------------  --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                    (40,413)        (32,188)         (42,671)         (6,880)          (29,579)
                                         --------------  --------------   --------------  --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $       30,870  $       65,184   $      (12,751) $      128,225    $        9,423
                                         ==============  ==============   ==============  ==============    ==============

                                             Oppenheimer
                                         Capital Appreciation
                                             Sub-Account
                                         --------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                 $       14,958
  Expenses                                           3,710
                                            --------------
    Net investment income (loss)                    11,248
                                            --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                             4,426
  Change in unrealized appreciation
   (depreciation) of investments                   (24,781)
                                            --------------
    Net realized and unrealized gains
     (losses) on investments                       (20,355)
                                            --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                        $       (9,107)
                                            ==============

See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the six months ended June 30, 2006
(Unaudited)

                                         PIMCO Inflation   RCM Global        PIMCO Total     Harris Oakmark  Neuberger Berman
                                         Protected Bond    Technology        Return Bond     International     Real Estate
                                           Sub-Account     Sub-Account       Sub-Account      Sub-Account      Sub-Account
                                         --------------- --------------    --------------    --------------  ----------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       75,359  $            -    $       59,351    $      148,043   $       24,150
  Expenses                                        2,762             287             4,798             4,099              884
                                         --------------  --------------    --------------    --------------   --------------
    Net investment income (loss)                 72,597            (287)           54,553           143,944           23,266
                                         --------------  --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         (3,650)          1,162            (3,406)           47,926           19,585
  Change in unrealized appreciation
   (depreciation) of investments                (80,124)        (10,057)          (63,063)          (41,378)           1,471
                                         --------------  --------------    --------------    --------------   --------------
    Net realized and unrealized gains
     (losses) on investments                    (83,774)         (8,895)          (66,469)            6,548           21,056
                                         --------------  --------------    --------------    --------------   --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $      (11,177) $       (9,182)   $      (11,916)   $      150,492   $       44,322
                                         ==============  ==============    ==============    ==============   ==============

                                             Turner
                                         Mid-Cap Growth
                                          Sub-Account
                                         --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        2,817
  Expenses                                          549
                                         --------------
    Net investment income (loss)                  2,268
                                         --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                          9,690
  Change in unrealized appreciation
   (depreciation) of investments                (11,604)
                                         --------------
    Net realized and unrealized gains
     (losses) on investments                     (1,914)
                                         --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $          354
                                         ==============

See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the six months ended June 30, 2006
(Unaudited)

                                         Goldman Sachs       Moderate       Balanced        Growth           Aggressive
                                         Mid-Cap Value       Strategy       Strategy       Strategy           Strategy
                                          Sub-Account       Sub-Account    Sub-Account    Sub-Account        Sub-Account
                                         --------------    -------------- -------------- --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        3,245    $        2,759 $        1,606 $        8,559    $        1,220
  Expenses                                        1,068               799            391          2,795               333
                                         --------------    -------------- -------------- --------------    --------------
    Net investment income (loss)                  2,177             1,960          1,215          5,764               887
                                         --------------    -------------- -------------- --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                          7,569               365            370          2,235               238
  Change in unrealized appreciation
   (depreciation) of investments                  7,444             2,890            254         18,054              (229)
                                         --------------    -------------- -------------- --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                     15,013             3,255            624         20,289                 9
                                         --------------    -------------- -------------- --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $       17,190    $        5,215 $        1,839 $       26,053    $          896
                                         ==============    ============== ============== ==============    ==============

                                           VanKampen
                                           ComStock
                                          Sub-Account
                                         --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        1,469
  Expenses                                          256
                                         --------------
    Net investment income (loss)                  1,213
                                         --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                            436
  Change in unrealized appreciation
   (depreciation) of investments                    430
                                         --------------
    Net realized and unrealized gains
     (losses) on investments                        866
                                         --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $        2,079
                                         ==============

See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the six months ended June 30, 2006
(Unaudited)

                                          Davis Venture  Harris Oakmark     Jennison         MetLife       BlackRock
                                              Value      Focused Value       Growth        Stock Index    Money Market
                                           Sub-Account    Sub-Account      Sub-Account     Sub-Account    Sub-Account
                                         --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       23,474  $      157,721  $          806  $       56,857  $       40,933
  Expenses                                        7,312           4,297           2,165           2,863           5,017
                                         --------------  --------------  --------------  --------------  --------------
    Net investment income (loss)                 16,162         153,424          (1,359)         53,994          35,916
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         54,891          29,480          40,900          35,783               -
  Change in unrealized appreciation
   (depreciation) of investments                 (5,355)       (183,345)       (102,895)        (60,320)              -
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     49,536        (153,865)        (61,995)        (24,537)              -
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $       65,698  $         (441) $      (63,354) $       29,457  $       35,916
                                         ==============  ==============  ==============  ==============  ==============

                                            BlackRock
                                           Bond Income
                                           Sub-Account
                                         --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        1,865
  Expenses                                           88
                                         --------------
    Net investment income (loss)                  1,777
                                         --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                             72
  Change in unrealized appreciation
   (depreciation) of investments                 (1,966)
                                         --------------
    Net realized and unrealized gains
     (losses) on investments                     (1,894)
                                         --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $         (117)
                                         ==============

See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the six months ended June 30, 2006
(Unaudited)

                                          Western Asset
                                           Management    T. Rowe Price  T. Rowe Price  Capital Guardian  AIM Capital
                                         U.S. Government   Small Cap      Large Cap      U.S. Equity     Appreciation
                                           Sub-Account    Sub-Account    Sub-Account     Sub-Account     Sub-Account
                                         --------------- -------------- -------------- ---------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            1  $            - $          331  $       15,405  $            -
  Expenses                                            -              22             32             155              66
                                         --------------  -------------- --------------  --------------  --------------
    Net investment income (loss)                      1            (22)            299          15,250            (66)
                                         --------------  -------------- --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                            (1)             949            468           1,441         (1,661)
  Change in unrealized appreciation
   (depreciation) of investments                    (1)           (673)          (244)         (2,415)             847
                                         --------------  -------------- --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                        (2)             276            224           (974)           (814)
                                         --------------  -------------- --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $          (1)  $          254 $          523  $       14,276  $        (880)
                                         ==============  ============== ==============  ==============  ==============

                                         AIM International
                                              Growth
                                            Sub-Account
                                         -----------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                               $            -
  Expenses                                             2
                                          --------------
    Net investment income (loss)                     (2)
                                          --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                             459
  Change in unrealized appreciation
   (depreciation) of investments                   3,257
                                          --------------
    Net realized and unrealized gains
     (losses) on investments                       3,716
                                          --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                      $        3,714
                                          ==============

See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the six months ended June 30, 2006
(Unaudited)

                                            DWS               DWS             Putnam                             Templeton
                                         Small Cap        Government         Growth &           Putnam            Growth
                                          Growth          Securities          Income          Vista Fund        Securities
                                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                                      --------------    --------------    --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                           $            -    $           12    $        2,453    $            -    $          174
  Expenses                                         7                 -               162                61                 6
                                      --------------    --------------    --------------    --------------    --------------
    Net investment income (loss)                  (7)               12             2,291               (61)              168
                                      --------------    --------------    --------------    --------------    --------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        (350)               (2)              957                76               491
  Change in unrealized appreciation
   (depreciation) of investments                 439               (14)           (1,633)              323              (351)
                                      --------------    --------------    --------------    --------------    --------------
    Net realized and unrealized
     gains (losses) on investments                89               (16)             (676)              399               140
                                      --------------    --------------    --------------    --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS
     RESULTING FROM
     OPERATIONS                       $           82    $           (4)   $        1,615    $          338    $          308
                                      ==============    ==============    ==============    ==============    ==============

                                        Templeton        Templeton
                                         Foreign         Developing
                                       Securities    Markets Securities
                                       Sub-Account      Sub-Account
                                      -------------- ------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                           $          948   $          178
  Expenses                                        85               39
                                      --------------   --------------
    Net investment income (loss)                 863              139
                                      --------------   --------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         204              887
  Change in unrealized appreciation
   (depreciation) of investments               2,741             (282)
                                      --------------   --------------
    Net realized and unrealized
     gains (losses) on investments             2,945              605
                                      --------------   --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS
     RESULTING FROM
     OPERATIONS                       $        3,808   $          744
                                      ==============   ==============

See Notes to Financial Statements.

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the six months ended June 30, 2006
(Unaudited)

                                                Lord Abbett     Lord Abbett      Lord Abbett      Lord Abbett
                                              Growth & Income  Bond Debenture   Mid-Cap Value  Growth Opportunity
                                                Sub-Account     Sub-Account      Sub-Account      Sub-Account
                                             ----------------  --------------  --------------  ------------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment income (loss)               $        618,922  $       96,095  $       55,414  $          22,382
  Net realized gains (losses) from security
   transactions.                                      126,443          10,878          40,701              5,585
  Change in unrealized appreciation
   (depreciation) of investments                     (409,069)        (80,853)        (88,740)           (18,099)
                                             ----------------  --------------  --------------  -----------------
    Net increase (decrease) in net assets
     resulting from operations                        336,296          26,120           7,375              9,868
                                             ----------------  --------------  --------------  -----------------
From capital transactions:
  Net premiums                                        240,848         109,442             172                100
  Redemptions                                        (174,683)        (65,814)        (86,163)           (13,042)
                                             ----------------  --------------  --------------  -----------------
  Total net premiums (redemptions)                     66,165          43,628         (85,991)           (12,942)
  Net sub-account transfers                          (217,608)         23,107          13,285               (600)
  Other net transfers                                 (46,037)         (4,592)         (7,597)            (4,413)
                                             ----------------  --------------  --------------  -----------------
    Net increase (decrease) in net assets
     resulting from capital transactions             (197,480)         62,143         (80,303)           (17,955)
                                             ----------------  --------------  --------------  -----------------
    NET CHANGE IN NET ASSETS                          138,816          88,263         (72,928)            (8,087)
NET ASSETS - BEGINNING OF PERIOD                    6,133,193       1,357,996         613,700            363,030
                                             ----------------  --------------  --------------  -----------------
NET ASSETS - END OF PERIOD                   $      6,272,009  $    1,446,259  $      540,772  $         354,943
                                             ================  ==============  ==============  =================

                                                  Met/Putnam           Lazard
                                             Capital Opportunities     Mid-Cap
                                                  Sub-Account        Sub-Account
                                             --------------------- --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment income (loss)                 $          32,084   $       84,452
  Net realized gains (losses) from security
   transactions.                                           8,372            5,929
  Change in unrealized appreciation
   (depreciation) of investments                         (24,613)         (72,486)
                                               -----------------   --------------
    Net increase (decrease) in net assets
     resulting from operations                            15,843           17,895
                                               -----------------   --------------
From capital transactions:
  Net premiums                                                25           90,698
  Redemptions                                            (32,020)          (4,730)
                                               -----------------   --------------
  Total net premiums (redemptions)                       (31,995)          85,968
  Net sub-account transfers                               (1,739)         (12,967)
  Other net transfers                                     (2,955)            (137)
                                               -----------------   --------------
    Net increase (decrease) in net assets
     resulting from capital transactions                 (36,689)          72,864
                                               -----------------   --------------
    NET CHANGE IN NET ASSETS                             (20,846)          90,759
NET ASSETS - BEGINNING OF PERIOD                         232,430          594,110
                                               -----------------   --------------
NET ASSETS - END OF PERIOD                     $         211,584   $      684,869
                                               =================   ==============

See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the six months ended June 30, 2006
(Unaudited)

                                              Met/AIM Small   Third Avenue         Janus        MFS Research     T. Rowe Price
                                               Cap Growth    Small Cap Value Aggressive Growth  International    Mid Cap Growth
                                               Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                             --------------  --------------- ----------------- --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)               $       71,283  $       97,372  $         29,920  $      135,105    $       39,002
  Net realized gains (losses) from security
   transactions.                                      5,670          57,794            10,375          70,731            20,228
  Change in unrealized appreciation
   (depreciation) of investments                    (46,083)        (89,982)          (53,046)        (77,611)          (49,807)
                                             --------------  --------------  ----------------  --------------    --------------
    Net increase (decrease) in net assets
     resulting from operations                       30,870          65,184           (12,751)        128,225             9,423
                                             --------------  --------------  ----------------  --------------    --------------
From capital transactions:
  Net premiums                                       41,043         156,137            51,557          92,501            62,224
  Redemptions                                        (3,125)         (3,275)              (64)        (16,757)          (12,778)
                                             --------------  --------------  ----------------  --------------    --------------
  Total net premiums (redemptions)                   37,918         152,862            51,493          75,744            49,446
  Net sub-account transfers                          (6,219)        (89,785)          (10,289)         22,710           (38,141)
  Other net transfers                                   470             656              (113)           (896)             (126)
                                             --------------  --------------  ----------------  --------------    --------------
    Net increase (decrease) in net assets
     resulting from capital transactions             32,169          63,733            41,091          97,558            11,179
                                             --------------  --------------  ----------------  --------------    --------------
    NET CHANGE IN NET ASSETS                         63,039         128,917            28,340         225,783            20,602
NET ASSETS - BEGINNING OF PERIOD                    506,141       1,223,623           512,345       1,272,070         1,249,798
                                             --------------  --------------  ----------------  --------------    --------------
NET ASSETS - END OF PERIOD                   $      569,180  $    1,352,540  $        540,685  $    1,497,853    $    1,270,400
                                             ==============  ==============  ================  ==============    ==============

                                                 Oppenheimer
                                             Capital Appreciation
                                                 Sub-Account
                                             --------------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)                 $         11,248
  Net realized gains (losses) from security
   transactions.                                          4,426
  Change in unrealized appreciation
   (depreciation) of investments                        (24,781)
                                               ----------------
    Net increase (decrease) in net assets
     resulting from operations                           (9,107)
                                               ----------------
From capital transactions:
  Net premiums                                          113,154
  Redemptions                                            (5,273)
                                               ----------------
  Total net premiums (redemptions)                      107,881
  Net sub-account transfers                             (52,326)
  Other net transfers                                       374
                                               ----------------
    Net increase (decrease) in net assets
     resulting from capital transactions                 55,929
                                               ----------------
    NET CHANGE IN NET ASSETS                             46,822
NET ASSETS - BEGINNING OF PERIOD                      1,277,980
                                               ----------------
NET ASSETS - END OF PERIOD                     $      1,324,802
                                               ================

See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the six months ended June 30, 2006
(Unaudited)


                                             PIMCO Inflation     RCM Global        PIMCO Total     Harris Oakmark
                                             Protected Bond      Technology        Return Bond     International
                                               Sub-Account       Sub-Account       Sub-Account      Sub-Account
                                             ---------------   --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)               $       72,597    $         (287)   $       54,553    $      143,944
  Net realized gains (losses) from security
   transactions                                      (3,650)            1,162            (3,406)           47,926
  Change in unrealized appreciation
   (depreciation) of investments                    (80,124)          (10,057)          (63,063)          (41,378)
                                             --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets
     resulting from operations                      (11,177)           (9,182)          (11,916)          150,492
                                             --------------    --------------    --------------    --------------
From capital transactions:
  Net premiums                                       62,336             6,875           195,567           153,652
  Redemptions                                        (6,585)           (1,205)          (24,238)           (8,418)
                                             --------------    --------------    --------------    --------------
  Total net premiums (redemptions)                   55,751             5,670           171,329           145,234
  Net sub-account transfers                          90,921            34,123            38,610           (22,468)
  Other net transfers                                   181             1,270            (3,611)              602
                                             --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets
     resulting from capital transactions            146,853            41,063           206,328           123,368
                                             --------------    --------------    --------------    --------------
    NET CHANGE IN NET ASSETS                        135,676            31,881           194,412           273,860
NET ASSETS - BEGINNING OF PERIOD                    897,702            76,620         1,917,186         1,308,123
                                             --------------    --------------    --------------    --------------
NET ASSETS - END OF PERIOD                   $    1,033,378    $      108,501    $    2,111,598    $    1,581,983
                                             ==============    ==============    ==============    ==============

                                             Neuberger Berman     Turner
                                               Real Estate    Mid-Cap Growth
                                               Sub-Account     Sub-Account
                                             ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)                $       23,266  $        2,268
  Net realized gains (losses) from security
   transactions                                       19,585           9,690
  Change in unrealized appreciation
   (depreciation) of investments                       1,471         (11,604)
                                              --------------  --------------
    Net increase (decrease) in net assets
     resulting from operations                        44,322             354
                                              --------------  --------------
From capital transactions:
  Net premiums                                        75,347          11,261
  Redemptions                                            (67)              -
                                              --------------  --------------
  Total net premiums (redemptions)                    75,280          11,261
  Net sub-account transfers                           10,955          44,038
  Other net transfers                                   (595)            124
                                              --------------  --------------
    Net increase (decrease) in net assets
     resulting from capital transactions              85,640          55,423
                                              --------------  --------------
    NET CHANGE IN NET ASSETS                         129,962          55,777
NET ASSETS - BEGINNING OF PERIOD                     266,738         159,397
                                              --------------  --------------
NET ASSETS - END OF PERIOD                    $      396,700  $      215,174
                                              ==============  ==============

See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the six months ended June 30, 2006
(Unaudited)

                                              Goldman Sachs     Moderate          Balanced           Growth
                                              Mid-Cap Value     Strategy          Strategy          Strategy
                                               Sub-Account     Sub-Account       Sub-Account       Sub-Account
                                             --------------  --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)               $        2,177  $        1,960    $        1,215    $        5,764
  Net realized gains (losses) from security
   transactions                                       7,569             365               370             2,235
  Change in unrealized appreciation
   (depreciation) of investments                      7,444           2,890               254            18,054
                                             --------------  --------------    --------------    --------------
    Net increase (decrease) in net assets
     resulting from operations                       17,190           5,215             1,839            26,053
                                             --------------  --------------    --------------    --------------
From capital transactions:
  Net premiums                                      114,097               -             2,318            49,217
  Redemptions                                             -             (48)                -              (363)
                                             --------------  --------------    --------------    --------------
  Total net premiums (redemptions)                  114,097             (48)            2,318            48,854
  Net sub-account transfers                         (78,524)          6,832            84,529           118,013
  Other net transfers                                  (647)              -                (1)              122
                                             --------------  --------------    --------------    --------------
    Net increase (decrease) in net assets
     resulting from capital transactions             34,926           6,784            86,846           166,989
                                             --------------  --------------    --------------    --------------
    NET CHANGE IN NET ASSETS                         52,116          11,999            88,685           193,042
NET ASSETS - BEGINNING OF PERIOD                    346,511         283,308           103,149           892,306
                                             --------------  --------------    --------------    --------------
NET ASSETS - END OF PERIOD                   $      398,627  $      295,307    $      191,834    $    1,085,348
                                             ==============  ==============    ==============    ==============

                                               Aggressive      VanKampen
                                                Strategy       ComStock
                                               Sub-Account    Sub-Account
                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)               $          887  $        1,213
  Net realized gains (losses) from security
   transactions                                         238             436
  Change in unrealized appreciation
   (depreciation) of investments                       (229)            430
                                             --------------  --------------
    Net increase (decrease) in net assets
     resulting from operations                          896           2,079
                                             --------------  --------------
From capital transactions:
  Net premiums                                       20,724           3,679
  Redemptions                                           (73)             39
                                             --------------  --------------
  Total net premiums (redemptions)                   20,651           3,718
  Net sub-account transfers                          44,464          77,247
  Other net transfers                                   639              20
                                             --------------  --------------
    Net increase (decrease) in net assets
     resulting from capital transactions             65,754          80,985
                                             --------------  --------------
    NET CHANGE IN NET ASSETS                         66,650          83,064
NET ASSETS - BEGINNING OF PERIOD                     68,220          42,002
                                             --------------  --------------
NET ASSETS - END OF PERIOD                   $      134,870  $      125,066
                                             ==============  ==============

See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the six months ended June 30, 2006
(Unaudited)

                                              Davis Venture  Harris Oakmark       Jennison           MetLife       BlackRock
                                                  Value         Focused            Growth          Stock Index    Money Market
                                               Sub-Account    Sub-Account        Sub-Account       Sub-Account    Sub-Account
                                             --------------  --------------    --------------    --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)               $       16,162  $      153,424    $       (1,359)   $       53,994  $       35,916
  Net realized gains (losses) from security
   transactions                                      54,891          29,480            40,900            35,783               -
  Change in unrealized appreciation
   (depreciation) of investments                     (5,355)       (183,345)         (102,895)          (60,320)              -
                                             --------------  --------------    --------------    --------------  --------------
    Net increase (decrease) in net assets
     resulting from operations                       65,698            (441)          (63,354)           29,457          35,916
                                             --------------  --------------    --------------    --------------  --------------
From capital transactions:
  Net premiums                                      302,694         105,067            54,514           131,218         685,245
  Redemptions                                       (31,887)        (11,431)           (1,254)          (25,138)        (18,580)
                                             --------------  --------------    --------------    --------------  --------------
  Total net premiums (redemptions)                  270,807          93,636            53,260           106,080         666,665
  Net sub-account transfers                          34,519         (62,102)          194,333          (239,183)       (319,862)
  Other net transfers                                  (493)           (558)              196            (1,370)            425
                                             --------------  --------------    --------------    --------------  --------------
    Net increase (decrease) in net assets
     resulting from capital transactions            304,833          30,976           247,789          (134,473)        347,228
                                             --------------  --------------    --------------    --------------  --------------
    NET CHANGE IN NET ASSETS                        370,531          30,535           184,435          (105,016)        383,144
NET ASSETS - BEGINNING OF PERIOD                  2,445,776       1,514,849           668,528         1,034,667       1,439,717
                                             --------------  --------------    --------------    --------------  --------------
NET ASSETS - END OF PERIOD                   $    2,816,307  $    1,545,384    $      852,963    $      929,651  $    1,822,861
                                             ==============  ==============    ==============    ==============  ==============

                                                BlackRock
                                               Bond Income
                                               Sub-Account
                                             --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)               $        1,777
  Net realized gains (losses) from security
   transactions                                          72
  Change in unrealized appreciation
   (depreciation) of investments                     (1,966)
                                             --------------
    Net increase (decrease) in net assets
     resulting from operations                         (117)
                                             --------------
From capital transactions:
  Net premiums                                            -
  Redemptions                                             -
                                             --------------
  Total net premiums (redemptions)                        -
  Net sub-account transfers                          (7,471)
  Other net transfers                                  (154)
                                             --------------
    Net increase (decrease) in net assets
     resulting from capital transactions             (7,625)
                                             --------------
    NET CHANGE IN NET ASSETS                         (7,742)
NET ASSETS - BEGINNING OF PERIOD                     39,072
                                             --------------
NET ASSETS - END OF PERIOD                   $       31,330
                                             ==============

See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the six months ended June 30, 2006
(Unaudited)

                                              Western Asset
                                               Management       T. Rowe Price     T. Rowe Price    Capital Guardian
                                             U.S. Government      Small Cap         Large Cap        U.S. Equity
                                               Sub-Account       Sub-Account       Sub-Account       Sub-Account
                                             ---------------   --------------    --------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)               $            1    $          (22)   $          299     $       15,250
  Net realized gains (losses) from security
   transactions                                          (1)              949               468              1,441
  Change in unrealized appreciation
   (depreciation) of investments                         (1)             (673)             (244)            (2,415)
                                             --------------    --------------    --------------     --------------
    Net increase (decrease) in net assets
     resulting from operations                           (1)              254               523             14,276
                                             --------------    --------------    --------------     --------------
From capital transactions:
  Net premiums                                           92                 -               526                  -
  Redemptions                                             -                 -                 -             (1,959)
                                             --------------    --------------    --------------     --------------
  Total net premiums (redemptions)                       92                 -               526             (1,959)
  Net sub-account transfers                             (29)           (3,831)           (2,025)            23,655
  Other net transfers                                     -            (1,163)           (1,033)            (9,477)
                                             --------------    --------------    --------------     --------------
    Net increase (decrease) in net assets
     resulting from capital transactions                 63            (4,994)           (2,532)            12,219
                                             --------------    --------------    --------------     --------------
    NET CHANGE IN NET ASSETS                             62            (4,740)           (2,009)            26,495
NET ASSETS - BEGINNING OF PERIOD                          -           101,486            95,944            702,091
                                             --------------    --------------    --------------     --------------
NET ASSETS - END OF PERIOD                   $           62    $       96,746    $       93,935     $      728,586
                                             ==============    ==============    ==============     ==============

                                              AIM Capital    AIM International
                                              Appreciation        Growth
                                              Sub-Account       Sub-Account
                                             --------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)               $          (66)  $           (2)
  Net realized gains (losses) from security
   transactions                                      (1,661)             459
  Change in unrealized appreciation
   (depreciation) of investments                        847            3,257
                                             --------------   --------------
    Net increase (decrease) in net assets
     resulting from operations                         (880)           3,714
                                             --------------   --------------
From capital transactions:
  Net premiums                                           90               49
  Redemptions                                             -                -
                                             --------------   --------------
  Total net premiums (redemptions)                       90               49
  Net sub-account transfers                          (2,497)          (1,466)
  Other net transfers                                (3,046)            (511)
                                             --------------   --------------
    Net increase (decrease) in net assets
     resulting from capital transactions             (5,453)          (1,928)
                                             --------------   --------------
    NET CHANGE IN NET ASSETS                         (6,333)           1,786
NET ASSETS - BEGINNING OF PERIOD                    255,794           41,285
                                             --------------   --------------
NET ASSETS - END OF PERIOD                   $      249,461   $       43,071
                                             ==============   ==============

See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the six months ended June 30, 2006
(Unaudited)

                                                    DWS             DWS Government      Putnam Growth         Putnam
                                              Small Cap Growth        Securities          & Income             Vista
                                                Sub-Account          Sub-Account         Sub-Account        Sub-Account
                                             ------------------    ----------------    --------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)               $               (7)   $             12    $        2,291    $            (61)
  Net realized gains (losses) from security
   transactions                                            (350)                 (2)              957                  76
  Change in unrealized appreciation
   (depreciation) of investments                            439                 (14)           (1,633)                323
                                             ------------------    ----------------    --------------    ----------------
    Net increase (decrease) in net assets
     resulting from operations                               82                  (4)            1,615                 338
                                             ------------------    ----------------    --------------    ----------------
From capital transactions:
  Net premiums                                                -                  49               353                 477
  Redemptions                                                 -                   -                 -                   -
                                             ------------------    ----------------    --------------    ----------------
  Total net premiums (redemptions)                            -                  49               353                 477
  Net sub-account transfers                                (505)                (21)           (4,748)             (1,617)
  Other net transfers                                       (17)                  2               (66)                (33)
                                             ------------------    ----------------    --------------    ----------------
    Net increase (decrease) in net assets
     resulting from capital transactions                   (522)                 30            (4,461)             (1,173)
                                             ------------------    ----------------    --------------    ----------------
    NET CHANGE IN NET ASSETS                               (440)                 26            (2,846)               (835)
NET ASSETS - BEGINNING OF PERIOD                          2,689                 294            60,579              22,067
                                             ------------------    ----------------    --------------    ----------------
NET ASSETS - END OF PERIOD                   $            2,249    $            320    $       57,733    $         21,232
                                             ==================    ================    ==============    ================

                                                 Templeton
                                             Growth Securities
                                                Sub-Account
                                             -----------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)               $            168
  Net realized gains (losses) from security
   transactions                                           491
  Change in unrealized appreciation
   (depreciation) of investments                         (351)
                                             ----------------
    Net increase (decrease) in net assets
     resulting from operations                            308
                                             ----------------
From capital transactions:
  Net premiums                                              -
  Redemptions                                               -
                                             ----------------
  Total net premiums (redemptions)                          -
  Net sub-account transfers                            (1,616)
  Other net transfers                                     (55)
                                             ----------------
    Net increase (decrease) in net assets
     resulting from capital transactions               (1,671)
                                             ----------------
    NET CHANGE IN NET ASSETS                           (1,363)
NET ASSETS - BEGINNING OF PERIOD                        4,690
                                             ----------------
NET ASSETS - END OF PERIOD                   $          3,327
                                             ================

See Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the six months ended June 30, 2006
(Unaudited)

                                                                    Templeton
                                                 Templeton         Developing
                                             Foreign Securities Market Securities
                                                Sub-Account        Sub-Account
                                             ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)                $            863  $            139
  Net realized gains (losses) from security
   transactions                                            204               887
  Change in unrealized appreciation
   (depreciation) of investments                         2,741              (282)
                                              ----------------  ----------------
    Net increase (decrease) in net assets
     resulting from operations                           3,808               744
                                              ----------------  ----------------
From capital transactions:
  Net premiums                                             249               183
  Redemptions                                                -                 -
                                              ----------------  ----------------
  Total net premiums (redemptions)                         249               183
  Net sub-account transfers                             12,105            (1,876)
  Other net transfers                                     (507)             (107)
                                              ----------------  ----------------
    Net increase (decrease) in net assets
     resulting from capital transactions                11,847            (1,800)
                                              ----------------  ----------------
    NET CHANGE IN NET ASSETS                            15,655            (1,056)
NET ASSETS - BEGINNING OF PERIOD                        50,489            14,095
                                              ----------------  ----------------
NET ASSETS - END OF PERIOD                    $         66,144  $         13,039
                                              ================  ================

See Notes to Financial Statements.

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

1. ORGANIZATION:
   MetLife Investors Variable Life Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company ("MLI"), was established by the Board of Directors of MLI on October 23,1991 to support MLI's operations with respect to certain variable life insurance policies ("Policies"). MLI is an independent wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life") The separate account was registered as a unit investment trust on December 16, 1996 under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate
   Account supports two variable life insurance policies: Single Premium Variable Life ("SPVL") and Flexible Premium Variable Universal Life ("FPVL").

   The Separate Account is divided into sub-accounts. Each sub-account invests its assets exclusively in shares of corresponding portfolios, series or funds (with the same name) within the Met Investors Fund, Metropolitan Fund, AIM Funds, Scudder Fund, Putnam Fund and Templeton Fund (collectively, the "Funds"). For convenience, the portfolios, series, and funds are referred to as "portfolios."

   The assets of the Separate Account are registered in the name of MLI. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLI's other assets and liabilities. The portion of the Separate Account's assets attributable to the variable universal life policies is not chargeable with liabilities arising out of any other business MLI may conduct.

   The table below presents the sub-accounts within the Separate Account:

                  Lord Abbett Growth and Income Sub-Account
                  Lord Abbett Bond Debenture Sub-Account
                  Lord Abbett Mid-Cap Value Sub-Account
                  Lord Abbett Growth Opportunity Sub-Account
                  Met/Putnam Capital Opportunities Sub-Account
                  Lazard Mid Cap Sub-Account
                  Met/AIM Small Cap Growth Sub-Account
                  Third Avenue Small Cap Value Sub-Account
                  Janus Aggressive Growth Sub-Account
                  MFS Research International Sub-Account
                  T Rowe Price Mid Cap Growth Sub-Account
                  Oppenheimer Capital Appreciation Sub-Account
                  PIMCO Inflation Protected Bond Sub-Account
                  RCM Global Technology Sub-Account
                  PIMCO Total Return Sub-Account
                  Harris Oakmark International Sub-Account
                  Neuberger Berman Real Estate Sub-Account
                  Turner Mid Cap Growth Sub-Account
                  Goldman Sachs Mid-Cap Value Sub-Account
                  Defensive Strategy Sub-Account*
                  Moderate Strategy Sub-Account
                  Balanced Strategy Sub-Account
                  Growth Strategy Sub-Account
                  Aggressive Strategy Sub-Account

    * These Sub-Accounts had no net assets at June 30, 2006

          VanKampen ComStock Sub-Account
          MFS Emerging Markets Equity Sub-Account*
          Loomis Sayles Global Markets Sub-Account*
          Davis Venture Value Sub-Account
          Harris Oakmark Focused Value Sub-Account
          Jennison Growth Sub-Account
          MetLife Stock Index Sub-Account
          BlackRock Money Market Sub-Account
          BlackRock Bond Income Sub-Account
          Western Asset Management Strategic Bond Sub-Account*
          Western Asset Management Brothers US Government Sub-Account
          T Rowe Price Small Cap Sub-Account
          T Rowe Price Large Cap Sub-Account
          Capital Guardian U.S. Equity Sub-Account
          AIM Capital Appreciation Fund Sub-Account
          AIM International Growth Sub-Accont
          DWS Small Cap Growth Sub-Account
          DWS Government Securities Sub-Account
          Putnam Growth and Income Sub-Account
          Putnam Vista Sub-Account
          Templeton Growth Securities Sub-Account
          Templeton Foreign Securities Sub-Account
          Tempelton Developing Markets Securities Sub-Account

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)


1. ORGANIZATION, CONTINUED:
   The following sub-accounts changed names during the period ended June 30, 2006:

Old Name                                                                       New Name
--------                                                  ---------------------------------------------------
Solomon Brothers US Government Sub-Account                Western Asset Management US Government Sub-Account
Solomon Brothers Strategic Bond Opportunities Sub-Account Western Asset Management Strategic Bond Sub-Account
AIM V.I. Balanced Sub-Account                             AIM V.I Basic Balanced Sub-Account
Scudder Government & Agency Securities Sub-Account        DWS Government & Agency Sec Sub-Account
Scudder Small Cap Growth Sub-Account                      DWS Small Cap Growth VIP Sub-Account

   The following sub-accounts began operations during the period ended June 30, 2006:
                       May 1, 2006: Date Began Operations
                       ------------ ---------------------
               Loomis Sayles Global Markets Equity Sub-Account
               MFS Emerging Markets Equity Sub-Account

2. SIGNIFICANT ACCOUNTING POLICIES:
   The financial statement included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable life separate accounts registered as unit investment trusts.

   A. VALUATION OF INVESTMENTS
      Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments are valued utilizing the amortized cost method of valuation.

   B. SECURITY TRANSACTIONS
      Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income dividends and gains from realized gain distributions are recorded on the ex-distribution date.

   C. FEDERAL INCOME TAXES
      The operations of the Separate Account are included in the Federal income tax return of MLI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, MLI does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the policies. Accordingly, no charge is being made currently to the Separate Account for Federal income taxes. MLI will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the contracts.

   D. NET PREMIUMS
      MLI deducts a sales load and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain policies, MLI also deducts a Federal income tax charge before amounts are allocated to the Separate Account. The Federal income tax charge is imposed in connection with certain policies to recover a portion of the Federal income tax adjustment attributable to policy acquisition expenses.

   E. ESTIMATES
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   F. PREMIUM PAYMENTS
      Premium payments by MLI are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

   G. RECLASSIFICATIONS
      Certain amounts in the prior years' financial statements have been reclassified to conform to the current year presentation.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED:

   H. NET SUB-ACCOUNT AND NET OTHER TRANSFER
      Transfers among investment divisions and fixed fund of the general account are presented under the caption net sub-account transfers. Cost of insurance charges, policy loan activity benefit payments, and miscellaneous gains and losses are presented under the caption other net transfers.

3. EXPENSES:

SEPARATE ACCOUNT EXPENSES
   For flexible premium variable universal life policies, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts for the assumption of mortality and expense risks. The daily charge, on an annual basis, is equal to 0.55% for the first 10 policy years, 0.45% for policy years 11-20 and 0.15% thereafter. The mortality risk assumed by MLI is that the insured, as a group, may not live as long as expected. The expense risk assumed is that actual expenses may be greater than those assumed.

CONTRACT CHARGES AND FEES
   There are contract charges and fees associated with the variable life insurance policies MLI deducts from the policy account value that reduce the return on investment. MLI sells SPVL and FPVL policies and the contract charges and fees vary.

   The insurance charges for SPVL policies include mortality and expense risk, administrative, tax expense and cost of insurance. These charges are deducted from the policy account value on a monthly basis. Withdrawals during the first 10 years may be subject to a contingent deferred sales charge. In addition, MLI deducts a deferred premium tax charge on premium surrendered during the first 10 years. MLI charges a $30 annual contract maintenance fee on policies with values less than $50,000. Subject to certain restrictions, policy owners may transfer accumulated value between the available Separate Account sub-accounts. MLI deducts a transfer fee on each transfer in excess of twelve transfers during a policy year. Transfers made in a dollar cost averaging program are not subject to the transfer fee. The insurance charges and fees are explained in the product prospectus.

   The insurance charges for FPVL policies include tax expense, selection and expense, monthly policy charge, cost of insurance and the charges for additional benefit riders. These charges are deducted from the policy account value on a monthly basis. MLI deducts a sales charge from each premium payment. In addition, MLI will deduct a contingent deferred sales charge during the first 10 years if certain conditions occur. Subject to certain restrictions, policy owners may transfer or withdraw accumulated value between the available Separate Account sub-accounts and the General Account. MLI deducts a fee on each transfer or withdrawal in excess of twelve transfers and withdrawals during a policy year. The insurance charges and fees are explained in the product prospectus.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)


4. PURCHASES AND SALES OF INVESTMENTS:
   The cost of purchases and proceeds from the sale for the period ended June 30, 2006 for each sub-account were as follows:

                                                       Purchases     Sales
                                                       ---------- ----------
  Lord Abbett Growth & Income Sub-Account              $  939,780 $  518,338
  Lord Abbett Bond Debenture Sub-Account                  335,085    176,846
  Lord Abbett Mid-Cap Value Sub-Account                    70,042     94,887
  Lord Abbett Growth Opportunity Sub-Account               22,989     18,554
  Met/Putnam Capital Opportunities Sub-Account             32,150     36,755
  Lazard Mid-Cap Sub-Account                              196,928     39,613
  Met/AIM Small Cap Growth Sub-Account                    154,175     50,721
  Third Avenue Small Cap Value Sub-Account                364,966    203,861
  Janus Aggressive Growth Sub-Account                     106,018     34,966
  MFS Research International Sub-Account                  401,421    168,675
  T.Rowe Price Mid-Cap Growth Sub-Account                 131,941     81,761
  Oppenheimer Capital Appreciation Sub-Account            138,717     71,524
  PIMCO Inflation Protected Bond Sub-Account              354,239    134,789
  RCM Global Technology Sub-Account                        47,286      6,511
  PIMCO Total Return Bond Sub-Account                     381,971    121,074
  Harris Oakmark International Sub-Account                437,956    170,645
  Neuberger Berman Real Estate Sub-Account                202,357     93,376
  Turner Mid-Cap Growth Sub-Account                       125,291     67,600
  Goldman Sachs Mid-Cap Value Sub-Account                 124,962     87,859
  Moderate Strategy Sub-Account                            20,347     11,603
  Balanced Strategy Sub-Account                            95,574      7,512
  Growth Strategy Sub-Account                             198,364     25,609
  Aggressive Strategy Sub-Account                          88,272     21,634
  VanKampen ComStock Sub-Account                           94,219     12,021
  Davis Venture Value Sub-Account                         563,038    242,043
  Harris Oakmark Focused Value Sub-Account                406,133    221,720
  Jennison Growth Sub-Account                             387,779    141,350
  MetLife Stock Index Sub-Account                         198,375    278,852
  BlackRock Bond Income Sub-Account                         1,866      7,567
  BlackRock Money Market Sub-Account                    1,974,034  1,590,927
  Western Asset Management U.S. Government Sub-Account         79         16
  T.Rowe Price Small Cap Sub-Account                          131      5,154
  T.Rowe Price Large Cap Sub-Account                          755      2,988
  Capital Guardian U.S Equity Sub-Account                  39,868     12,398
  AIM Capital Appreciation Sub-Account                        177      5,698
  AIM International Growth Sub-Account                         27      1,956
  DWS Small Cap Growth Sub-Account                              1        518
  DWS Government Securities Sub-Account                        41         (2)
  Putnam Growth and Income Sub-Account                      3,153      5,282
  Putnam Vista Sub-Account                                    350      1,561
  Templeton Growth Securities Sub-Account                     210      1,712
  Templeton Foreign Securities Sub-Account                 16,201      3,414
  Templeton Developing Markets Securities Sub-Account         327      1,898
                                                       ---------- ----------
  Grand Total                                          $8,657,595 $4,781,786
                                                       ========== ==========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)


5. CHANGES IN OUTSTANDING UNITS:
   The changes in units outstanding for the period ended June 30, 2006 and the years ended December 31, 2005 and 2004:

                                 Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett   Met/Putnam                  Met/AIM
                                  Growth &       Bond        Mid-Cap      Growth        Capital      Lazard      Small-Cap
                                   Income      Debenture      Value     Opportunity  Opportunities   Mid-Cap      Growth
                                 Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                 -----------  -----------  -----------  -----------  ------------- -----------  -----------
Outstanding at December 31, 2005     403,608       99,538       23,872       24,181        16,652       43,117       42,691
Activity during 2006:
   Issued                             24,473       17,770          853           71             3        7,913        6,477
   Redeemed                          (34,653)     (12,692)      (3,846)      (1,208)       (2,424)      (2,722)      (3,914)
                                 -----------  -----------  -----------  -----------   -----------  -----------  -----------
Outstanding at June 30, 2006         393,428      104,616       20,878       23,044        14,231       48,309       45,254
                                 ===========  ===========  ===========  ===========   ===========  ===========  ===========
Outstanding at December 31, 2004     374,152       79,363       23,728       24,706        17,300       33,406       33,675
Activity during 2005:
   Issued                             62,673       32,887        1,607          401            15       19,490       13,580
   Redeemed                          (33,217)     (12,712)      (1,463)        (926)         (663)      (9,779)      (4,564)
                                 -----------  -----------  -----------  -----------   -----------  -----------  -----------
Outstanding at December 31, 2005     403,608       99,538       23,872       24,181        16,652       43,117       42,691
                                 ===========  ===========  ===========  ===========   ===========  ===========  ===========
Outstanding at December 31, 2003     315,011       55,051       27,044       25,959        19,343       15,328       19,953
Activity during 2004:
   Issued                             93,452       31,173          560        1,524            18       21,555       28,645
   Redeemed                          (34,311)      (6,861)      (3,876)      (2,777)       (2,061)      (3,477)     (14,923)
                                 -----------  -----------  -----------  -----------   -----------  -----------  -----------
Outstanding at December 31, 2004     374,152       79,363       23,728       24,706        17,300       33,406       33,675
                                 ===========  ===========  ===========  ===========   ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

5. CHANGES IN OUTSTANDING UNITS, CONTINUED:

                                 Third Avenue    Janus          MFS      T. Rowe Price Oppenheimer      PIMCO
                                  Small-Cap   Aggressive     Research       Mid-Cap      Capital      Inflation    RCM Global
                                    Value       Growth     International    Growth     Appreciation Protected Bond Technology
                                 Sub-Account  Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account   Sub-Account
                                 ------------ -----------  ------------- ------------- ------------ -------------- -----------
Outstanding at December 31, 2005      59,609       43,733        74,934       111,251      113,701        77,790         9,458
Activity during 2006:
   Issued                             12,137        6,295        14,777         7,794       10,772        24,410         5,420
   Redeemed                           (9,297)      (2,822)       (9,251)       (6,872)      (6,032)      (11,641)         (610)
                                 -----------  -----------   -----------   -----------  -----------   -----------   -----------
Outstanding at June 30, 2006          62,449       47,206        80,460       112,173      118,441        90,559        14,268
                                 ===========  ===========   ===========   ===========  ===========   ===========   ===========
Outstanding at December 31, 2004      39,553       38,740        52,314        99,628       67,033        44,945         6,807
Activity during 2005:
   Issued                             28,500        9,165        29,053        27,789       55,356        39,626         7,536
   Redeemed                           (8,444)      (4,172)       (6,433)      (16,166)      (8,688)       (6,781)       (4,885)
                                 -----------  -----------   -----------   -----------  -----------   -----------   -----------
Outstanding at December 31, 2005      59,609       43,733        74,934       111,251      113,701        77,790         9,458
                                 ===========  ===========   ===========   ===========  ===========   ===========   ===========
Outstanding at December 31, 2003      14,552       20,487        38,004        30,682       12,228         7,661         2,768
Activity during 2004:
   Issued                             43,179       22,465        19,769        84,955       76,751        48,750         4,813
   Redeemed                          (18,178)      (4,212)       (5,459)      (16,009)     (21,946)      (11,466)         (774)
                                 -----------  -----------   -----------   -----------  -----------   -----------   -----------
Outstanding at December 31, 2004      39,553       38,740        52,314        99,628       67,033        44,945         6,807
                                 ===========  ===========   ===========   ===========  ===========   ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

5. CHANGES IN OUTSTANDING UNITS, CONTINUED:

                                                 PIMCO                     Neuberger     Turner
                                    PIMCO     Total Return Harris Oakmark Berman Real    Mid-Cap    Goldman Sachs  Moderate
                                 Money Market     Bond     International    Estate       Growth     Mid-Cap Value  Strategy
                                 Sub-Account  Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account  Sub-Account
                                 ------------ ------------ -------------- -----------  -----------  ------------- -----------
Outstanding at December 31, 2005                  157,670        83,473        18,263       12,834        25,636        2,621
Activity during 2006:
   Issued                                          27,602        17,063        11,047        8,949         8,811          157
   Redeemed                                -      (10,278)       (9,901)       (5,859)      (5,100)       (6,198)         (97)
                                 -----------  -----------   -----------   -----------  -----------   -----------  -----------
Outstanding at June 30, 2006               -      174,994        90,635        23,451       16,683        28,249        2,681
                                 ===========  ===========   ===========   ===========  ===========   ===========  ===========
Outstanding at December 31, 2004     172,564      111,334        56,702         1,458          616         3,989            -
Activity during 2005:
   Issued                            187,624       59,671        41,287        21,618       13,082        29,432        2,651
   Redeemed                         (360,188)     (13,335)      (14,516)       (4,813)        (864)       (7,785)         (30)
                                 -----------  -----------   -----------   -----------  -----------   -----------  -----------
Outstanding at December 31, 2005           -      157,670        83,473        18,263       12,834        25,636        2,621
                                 ===========  ===========   ===========   ===========  ===========   ===========  ===========
Outstanding at December 31, 2003     274,220       39,959        20,126             -            -             -            -
Activity during 2004:
   Issued                            513,561       99,881        47,411         1,481          622         4,001            -
   Redeemed                         (615,217)     (28,506)      (10,835)          (23)          (6)          (12)           -
                                 -----------  -----------   -----------   -----------  -----------   -----------  -----------
Outstanding at December 31, 2004     172,564      111,334        56,702         1,458          616         3,989            -
                                 ===========  ===========   ===========   ===========  ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

5. CHANGES IN OUTSTANDING UNITS, CONTINUED:

                                                                                      JP Morgan    JP Morgan
                                  Balanced      Growth     Aggressive    VanKampen     Quality      Select     Met/Putnam
                                  Strategy     Strategy     Strategy     ComStock       Bond        Equity      Research
                                 Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                 -----------  -----------  -----------  -----------  -----------  -----------  -----------
Outstanding at December 31, 2005         928        7,731          579          398            -            -            -
Activity during 2006:
   Issued                                816        1,581          703          856            -            -            -
   Redeemed                              (63)        (195)        (171)        (109)
                                 -----------  -----------  -----------  -----------  -----------  -----------  -----------
Outstanding at June 30, 2006           1,681        9,117        1,111        1,145            -            -            -
                                 ===========  ===========  ===========  ===========  ===========  ===========  ===========
Outstanding at December 31, 2004           -            -            -            -            -            -            -
Activity during 2005:
   Issued                                997        7,773          589          403            -            -            -
   Redeemed                              (69)         (42)         (10)          (5)           -            -            -
                                 -----------  -----------  -----------  -----------  -----------  -----------  -----------
Outstanding at December 31, 2005         928        7,731          579          398            -            -            -
                                 ===========  ===========  ===========  ===========  ===========  ===========  ===========
Outstanding at December 31, 2003           -            -            -            -       16,721       61,917       13,172
Activity during 2004:
   Issued                                  -            -            -            -          107            8        3,880
   Redeemed                                -            -            -            -      (16,828)     (61,925)     (17,052)
                                 -----------  -----------  -----------  -----------  -----------  -----------  -----------
Outstanding at December 31, 2004           -            -            -            -            -            -            -
                                 ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

5. CHANGES IN OUTSTANDING UNITS, CONTINUED:

                                 Legg Mason       MFS       Loomis Sayles    Davis       Harris
                                    Value       Emerging       Global       Venture      Oakmark     Jennison
                                   Equity    Markets Equity    Markets       Value       Focused      Growth     Stock Index
                                 Sub-Account  Sub-Account    Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                 ----------- -------------- ------------- -----------  -----------  -----------  -----------
Outstanding at December 31, 2005           -            -              -      177,299      106,909       43,314       89,780
Activity during 2006:
   Issued                                  -            -              -       38,527       17,322       24,794       12,105
   Redeemed                                -            -              -      (16,938)     (15,288)      (9,018)     (23,043)
                                 -----------  -----------    -----------  -----------  -----------  -----------  -----------
Outstanding at June 30, 2006               -            -              -      198,888      108,943       59,090       78,842
                                 ===========  ===========    ===========  ===========  ===========  ===========  ===========
Outstanding at December 31, 2004           -            -              -      114,542       88,930       31,001       81,667
Activity during 2005:
   Issued                                  -            -              -       87,648       26,716       16,907       33,961
   Redeemed                                -            -              -      (24,891)      (8,737)      (4,594)     (25,848)
                                 -----------  -----------    -----------  -----------  -----------  -----------  -----------
Outstanding at December 31, 2005           -            -              -      177,299      106,909       43,314       89,780
                                 ===========  ===========    ===========  ===========  ===========  ===========  ===========
Outstanding at December 31, 2003           -            -              -       45,325       32,266       19,894       59,930
Activity during 2004:
   Issued                                  -            -              -       82,960       89,686       14,634       53,704
   Redeemed                                -            -              -      (13,743)     (33,022)      (3,527)     (31,967)
                                 -----------  -----------    -----------  -----------  -----------  -----------  -----------
Outstanding at December 31, 2004           -            -              -      114,542       88,930       31,001       81,667
                                 ===========  ===========    ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

5. CHANGES IN OUTSTANDING UNITS, CONTINUED:

                                                           Western Asset   Western Asset
                                  BlackRock    BlackRock     Management     Management    T. Rowe Price T. Rowe Price
                                 Money Market Bond Income  Strategic Bond U.S. Government   Small-Cap     Large-Cap
                                 Sub-Account  Sub-Account   Sub-Account     Sub-Account    Sub-Account   Sub-Account
                                 ------------ -----------  -------------- --------------- ------------- -------------
Outstanding at December 31, 2005     125,819          677             -               -          6,135         6,776
Activity during 2006:
   Issued                            174,491            -             -               -              9            36
   Redeemed                         (144,122)        (131)            -               -           (307)         (213)
                                 -----------  -----------   -----------     -----------    -----------   -----------
Outstanding at June 30, 2006         156,188          546             -               -          5,837         6,600
                                 ===========  ===========   ===========     ===========    ===========   ===========
Outstanding at December 31, 2004       3,515          674             -               -          6,086         6,937
Activity during 2005:
   Issued                            272,221          115             -               -            243           125
   Redeemed                         (149,917)        (112)            -               -           (194)         (286)
                                 -----------  -----------   -----------     -----------    -----------   -----------
Outstanding at December 31, 2005     125,819          677             -               -          6,135         6,776
                                 ===========  ===========   ===========     ===========    ===========   ===========
Outstanding at December 31, 2003      18,275            -             -               -              -             -
Activity during 2004:
   Issued                                772          725             -               -          8,095         7,540
   Redeemed                          (15,532)         (51)            -               -         (2,009)         (603)
                                 -----------  -----------   -----------     -----------    -----------   -----------
Outstanding at December 31, 2004       3,515          674             -               -          6,086         6,937
                                 ===========  ===========   ===========     ===========    ===========   ===========

                                   Capital
                                  Guardian
                                 U.S. Equity
                                 Sub-Account
                                 -----------
Outstanding at December 31, 2005       5,582
Activity during 2006:
   Issued                                289
   Redeemed                             (197)
                                 -----------
Outstanding at June 30, 2006           5,674
                                 ===========
Outstanding at December 31, 2004       5,845
Activity during 2005:
   Issued                                 17
   Redeemed                             (280)
                                 -----------
Outstanding at December 31, 2005       5,582
                                 ===========
Outstanding at December 31, 2003           -
Activity during 2004:
   Issued                              5,983
   Redeemed                             (138)
                                 -----------
Outstanding at December 31, 2004       5,845
                                 ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

5. CHANGES IN OUTSTANDING UNITS, CONTINUED:

                                   Russell     Russell                                                                AIM
                                 Multi-Style Aggressive    Russell   Russell Core   Russell Real    AIM Capital  International
                                   Equity      Equity     Non-U.S.       Bond     Estate Securities Appreciation    Growth
                                 Sub-Account Sub-Account Sub-Account Sub-Account     Sub-Account    Sub-Account   Sub-Account
                                 ----------- ----------- ----------- ------------ ----------------- ------------ -------------
Outstanding at December 31, 2005           -           -           -           -               -         24,393         4,238
Activity during 2006:
   Issued                                  -           -           -           -               -             33             3
   Redeemed                                -           -           -           -               -           (568)         (183)
                                 ----------- ----------- ----------- -----------     -----------    -----------   -----------
Outstanding at June 30, 2006               -           -           -           -               -         23,858         4,058
                                 =========== =========== =========== ===========     ===========    ===========   ===========
Outstanding at December 31, 2004           -           -           -           -               -         28,150         4,444
Activity during 2005:
   Issued                                  -           -           -           -               -            651             7
   Redeemed                                -           -           -           -               -         (4,408)         (213)
                                 ----------- ----------- ----------- -----------     -----------    -----------   -----------
Outstanding at December 31, 2005           -           -           -           -               -         24,393         4,238
                                 =========== =========== =========== ===========     ===========    ===========   ===========
Outstanding at December 31, 2003           -           -           -           -               -         28,682         4,608
Activity during 2004:
   Issued                                  -           -           -           -               -          1,576           167
   Redeemed                                -           -           -           -               -         (2,108)         (331)
                                 ----------- ----------- ----------- -----------     -----------    -----------   -----------
Outstanding at December 31, 2004           -           -           -           -               -         28,150         4,444
                                 =========== =========== =========== ===========     ===========    ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

5. CHANGES IN OUTSTANDING UNITS, CONTINUED:

                                               Alliance
                                     AIM       Bernstein    Alliance      Liberty    Goldman Sachs  Goldman Sachs     DWS
                                   Premier    Real Estate    Premier      Newport     Growth and    International  Small-Cap
                                   Equity     Investment     Growth     Tiger Fund      Income         Equity       Growth
                                 Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account    Sub-Account  Sub-Account
                                 -----------  -----------  -----------  -----------  -------------  ------------- -----------
Outstanding at December 31, 2005           -            -            -            -             -              -          438
Activity during 2006:
   Issued                                  -            -            -            -             -              -            -
   Redeemed                                -            -            -            -             -              -          (83)
                                 -----------  -----------  -----------  -----------   -----------    -----------  -----------
Outstanding at June 30, 2006               -            -            -            -             -              -          355
                                 ===========  ===========  ===========  ===========   ===========    ===========  ===========
Outstanding at December 31, 2004           -          640            -            -             -              -          433
Activity during 2005:
   Issued                                  -            3            -            -             -              -           75
   Redeemed                                -         (643)           -            -             -              -          (70)
                                 -----------  -----------  -----------  -----------   -----------    -----------  -----------
Outstanding at December 31, 2005           -            -            -            -             -              -          438
                                 ===========  ===========  ===========  ===========   ===========    ===========  ===========
Outstanding at December 31, 2003      16,239          674        4,199            -             -             56          471
Activity during 2004:
   Issued                                735           85        1,062           74            76             12          270
   Redeemed                          (16,974)        (119)      (5,261)         (74)          (76)           (68)        (308)
                                 -----------  -----------  -----------  -----------   -----------    -----------  -----------
Outstanding at December 31, 2004           -          640            -            -             -              -          433
                                 ===========  ===========  ===========  ===========   ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

5. CHANGES IN OUTSTANDING UNITS, CONTINUED:

                                     DWS          DWS         MFS                                                 MFS
                                  Small-Cap   Government   Investors    MFS High      MFS New        MFS       Emerging
                                    Value     Securities     Trust       Income      Discovery    Research      Growth
                                 Sub-Account  Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                 -----------  ----------- -----------  -----------  -----------  -----------  -----------
Outstanding at December 31, 2005           -           22           -            -            -            -            -
Activity during 2006:
   Issued                                  -            2           -            -            -            -            -
   Redeemed                                -            -           -            -            -            -            -
                                 -----------  ----------- -----------  -----------  -----------  -----------  -----------
Outstanding at June 30, 2006               -           24           -            -            -            -            -
                                 ===========  =========== ===========  ===========  ===========  ===========  ===========
Outstanding at December 31, 2004           -           18       3,371          590           23            -            -
Activity during 2005:
   Issued                                  -            4           -            7           10            -            -
   Redeemed                                -            -      (3,371)        (597)         (33)           -            -
                                 -----------  ----------- -----------  -----------  -----------  -----------  -----------
Outstanding at December 31, 2005           -           22           -            -            -            -            -
                                 ===========  =========== ===========  ===========  ===========  ===========  ===========
Outstanding at December 31, 2003           -           13       3,087          506           17        3,856          694
Activity during 2004:
   Issued                                 75            5       1,034          194            9          366          848
   Redeemed                              (75)           -        (750)        (110)          (3)      (4,222)      (1,542)
                                 -----------  ----------- -----------  -----------  -----------  -----------  -----------
Outstanding at December 31, 2004           -           18       3,371          590           23            -            -
                                 ===========  =========== ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

5. CHANGES IN OUTSTANDING UNITS, CONTINUED:

                                                          Oppenheimer
                                     MFS     Oppenheimer  Main Street                           Oppenheimer   Putnam
                                  Strategic    Capital     Growth &    Oppenheimer Oppenheimer   Strategic   Growth &
                                   Income    Appreciation   Income     High Income    Bond         Bond       Income
                                 Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account  Sub-Account Sub-Account
                                 ----------- ------------ -----------  ----------- -----------  ----------- -----------
Outstanding at December 31, 2005           -           -            -            -           -            -       5,012
Activity during 2006:
   Issued                                  -           -            -            -           -            -          59
   Redeemed                                -           -            -            -           -            -        (420)
                                 ----------- -----------  -----------  ----------- -----------  ----------- -----------
Outstanding at June 30, 2006               -           -            -            -           -            -       4,651
                                 =========== ===========  ===========  =========== ===========  =========== ===========
Outstanding at December 31, 2004           -       5,825            -            -           -            -       4,902
Activity during 2005:
   Issued                                  -         300            -            -           -            -         733
   Redeemed                                -      (6,125)           -            -           -            -        (623)
                                 ----------- -----------  -----------  ----------- -----------  ----------- -----------
Outstanding at December 31, 2005           -           -            -            -           -            -       5,012
                                 =========== ===========  ===========  =========== ===========  =========== ===========
Outstanding at December 31, 2003           -       3,976          122            -         736            -       4,540
Activity during 2004:
   Issued                                  -       4,652           15            -           -            -       1,201
   Redeemed                                -      (2,803)        (137)           -        (736)           -        (839)
                                 ----------- -----------  -----------  ----------- -----------  ----------- -----------
Outstanding at December 31, 2004           -       5,825            -            -           -            -       4,902
                                 =========== ===========  ===========  =========== ===========  =========== ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

5. CHANGES IN OUTSTANDING UNITS, CONTINUED:

                                                                           Putnam      Templeton
                                                 Putnam                 International   Global      Templeton    Templeton
                                   Putnam     International Putnam New       New        Income      Small-Cap     Growth
                                    Vista        Growth        Value    Opportunities Securities   Securities   Securities
                                 Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                 -----------  ------------- ----------- ------------- -----------  -----------  -----------
Outstanding at December 31, 2005       3,275             -            -            -            -            -          292
Activity during 2006:
   Issued                                 52             -            -            -            -            -            2
   Redeemed                             (222)            -            -            -            -            -         (100)
                                 -----------   -----------  -----------  -----------  -----------  -----------  -----------
Outstanding at June 30, 2006           3,105             -            -            -            -            -          194
                                 ===========   ===========  ===========  ===========  ===========  ===========  ===========
Outstanding at December 31, 2004       3,490         1,014            -            -            -            -          301
Activity during 2005:
   Issued                                226            14            -            -            -            -           10
   Redeemed                             (441)       (1,028)           -            -            -            -          (19)
                                 -----------   -----------  -----------  -----------  -----------  -----------  -----------
Outstanding at December 31, 2005       3,275             -            -            -            -            -          292
                                 ===========   ===========  ===========  ===========  ===========  ===========  ===========
Outstanding at December 31, 2003       3,632         1,031            -        1,317        4,969        9,049          317
Activity during 2004:
   Issued                                156            34            -            -            -           22            3
   Redeemed                             (298)          (51)           -       (1,317)      (4,969)      (9,071)         (19)
                                 -----------   -----------  -----------  -----------  -----------  -----------  -----------
Outstanding at December 31, 2004       3,490         1,014            -            -            -            -          301
                                 ===========   ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

5. CHANGES IN OUTSTANDING UNITS, CONTINUED:

                                                            Templeton    Templeton
                                  Templeton    Templeton     Mutual      Large-Cap
                                   Foreign    Dev Markets    Shares       Growth
                                 Securities   Securities   Securities   Securities
                                 Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                 -----------  -----------  -----------  -----------
Outstanding at December 31, 2005       4,105          796            -            -
Activity during 2006:
   Issued                              1,650            8            -            -
   Redeemed                             (774)        (107)           -            -
                                 -----------  -----------  -----------  -----------
Outstanding at June 30, 2006           4,980          697            -            -
                                 ===========  ===========  ===========  ===========
Outstanding at December 31, 2004       3,967          890            -            -
Activity during 2005:
   Issued                                488           69            -            -
   Redeemed                             (350)        (163)           -            -
                                 -----------  -----------  -----------  -----------
Outstanding at December 31, 2005       4,105          796            -            -
                                 ===========  ===========  ===========  ===========
Outstanding at December 31, 2003       4,045          921          538        6,691
Activity during 2004:
   Issued                                458           23           10           33
   Redeemed                             (536)         (54)        (548)      (6,724)
                                 -----------  -----------  -----------  -----------
Outstanding at December 31, 2004       3,967          890            -            -
                                 ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)


6. UNIT VALUES:
   The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the period ended
   June 30, 2006 and the years ended December 31, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                Lord Abbett       Lord Abbett      Lord Abbett       Lord Abbett
                                              Growth & Income    Bond Debenture   Mid-Cap Value   Growth Opportunity
                                                Sub-Account       Sub-Account      Sub-Account       Sub-Account
                                             ------------------ ---------------- ---------------- ------------------
2006
  Units                                                 393,428          104,616           20,878            23,044
  Unit Fair Value, Lowest to Highest /1/       $13.82 to $17.88 $13.49 to $14.91 $21.82 to $25.86   $9.02 to $15.83
  Net Assets                                         $6,272,009       $1,446,259         $540,772          $354,943
  Investment Income Ratio to Net Assets /2/               1.87%            7.07%            0.72%             0.00%
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%, 0.00%     0.55%, 0.00%     0.55%, 0.00%      0.55%, 0.00%
  Total Return, Lowest to Highest /4/            5.28% to 5.56%   1.91% to 2.19%   0.52% to 0.79%    2.33% to 2.61%

2005
  Units                                                 403,608           99,538           23,873            24,181
  Unit Fair Value, Lowest to Highest /1/       $13.12 to $16.94 $13.23 to $14.60 $21.71 to $25.86   $8.81 to $15.43
  Net Assets                                         $6,133,194       $1,357,996         $613,700          $363,030
  Investment Income Ratio to Net Assets /2/               1.16%            4.93%            0.60%             0.00%
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%, 0.00%     0.55%, 0.00%     0.55%, 0.00%      0.55%, 0.00%
  Total Return, Lowest to Highest /4/            3.08% to 3.66%   1.22% to 1.84%   7.71% to 8.26%   4.411% to 4.74%

2004
  Units                                                 374,152           79,364           23,788            24,705
  Unit Fair Value, Lowest to Highest /1/       $12.73 to $16.34 $13.07 to $14.34 $20.16 to $23.89   $8.46 to $14.73
  Net Assets                                         $5,578,609       $1,075,089         $563,312          $354,818
  Investment Income Ratio to Net Assets /2/               0.52%            4.10%            0.47%             0.00%
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%, 0.00%     0.55%, 0.00%     0.55%, 0.00%      0.55%, 0.00%
  Total Return, Lowest to Highest /4/          12.30% to 12.92%   7.84% to 8.43% 24.14% to 24.82%  12.14% to 12.76%

2003
  Units                                                 315,011           55,051           27,044            25,959
  Unit Fair Value, Lowest to Highest /1/       $11.33 to $14.47 $12.12 to $13.22 $16.24 to $19.14   $7.55 to $13.06
  Net Assets                                         $4,309,034         $700,437         $514,672          $330,775
  Investment Income Ratio to Net Assets /2/               0.96%            2.15%            0.69%             0.00%
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%, 0.00%     0.55%, 0.00%            0.55%                 -
  Total Return, Lowest to Highest /4/          30.34% to 31.06% 18.86% to 19.52% 25.47% to 26.16%  30.16% to 30.65%

2002
  Units                                                 200,058           33,228           27,866                 -
  Unit Fair Value, Lowest to Highest /1/        $8.70 to $11.04 $10.20 to $11.06 $12.94 to $15.17                $-
  Net Assets                                         $2,196,270         $366,012         $420,053                $-
  Investment Income Ratio to Net Assets /2/               0.92%            8.76%            0.44%                 -
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%, 0.00%     0.55%, 0.00%            0.55%                 -
  Total Return, Lowest to Highest /4/        -18.40% to -17.95% -0.94% to -0.39% -9.81% to -9.31%                 -

                                                  Met/Putnam         Lazard
                                             Capital Opportunities   Mid-Cap
                                                  Sub-Account      Sub-Account
                                             --------------------- -----------
2006
  Units                                                   14,231      48,309
  Unit Fair Value, Lowest to Highest /1/        $11.55 to $14.87      $14.18
  Net Assets                                            $211,584    $684,869
  Investment Income Ratio to Net Assets /2/                0.11%       0.59%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%, 0.00%       0.55%
  Total Return, Lowest to Highest /4/             6.23% to 6.52%       2.89%

2005
  Units                                                   16,652      43,117
  Unit Fair Value, Lowest to Highest /1/        $10.88 to $13.96      $13.78
  Net Assets                                            $232,430    $594,110
  Investment Income Ratio to Net Assets /2/                0.30%       0.38%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%, 0.00%       0.55%
  Total Return, Lowest to Highest /4/            9.52% to 10.07%       7.82%

2004
  Units                                                   17,300      33,406
  Unit Fair Value, Lowest to Highest /1/         $9.93 to $12.68      $12.78
  Net Assets                                            $219,377    $426,967
  Investment Income Ratio to Net Assets /2/                0.00%       0.00%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%, 0.00%       0.55%
  Total Return, Lowest to Highest /4/           17.89% to 18.54%      13.97%

2003
  Units                                                   19,343      15,328
  Unit Fair Value, Lowest to Highest /1/         $8.43 to $10.70      $11.21
  Net Assets                                            $206,927    $171,892
  Investment Income Ratio to Net Assets /2/                0.00%       0.13%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%, 0.00%       0.55%
  Total Return, Lowest to Highest /4/           28.02% to 28.73%      25.73%

2002
  Units                                                   20,516         165
  Unit Fair Value, Lowest to Highest /1/          $6.58 to $8.31       $8.92
  Net Assets                                            $170,485      $1,468
  Investment Income Ratio to Net Assets /2/                0.09%       0.18%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%, 0.00%       0.55%
  Total Return, Lowest to Highest /4/         -21.48% to -21.05%     -10.80%

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

6. UNIT VALUES, CONTINUED:

                                                 Met/AIM       Third Avenue         Janus                MFS
                                             Small Cap Growth Small Cap Value Aggressive Growth Research International
                                               Sub-Account      Sub-Account      Sub-Account         Sub-Account
                                             ---------------- --------------- ----------------- ----------------------
2006
  Units                                            45,254           62,449          47,206                   80,460
  Unit Fair Value, Lowest to Highest /1/           $12.58           $21.66          $11.45         $16.70 to $18.74
  Net Assets                                     $569,180       $1,352,540        $540,685               $1,497,853
  Investment Income Ratio to Net Assets /2/         0.00%            0.69%           0.00%                    2.03%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%            0.55%           0.55%             0.55%, 0.00%
  Total Return, Lowest to Highest /4/               6.09%            5.51%          -2.23%          9.84% to 10.12%

2005
  Units                                            42,691           59,609          43,733                   74,933
  Unit Fair Value, Lowest to Highest /1/           $11.86           $20.53          $11.72         $16.70 to $18.74
  Net Assets                                     $506,141       $1,223,623        $512,345               $1,272,070
  Investment Income Ratio to Net Assets /2/         0.00%            0.00%           0.00%                    0.64%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%            0.55%           0.55%             0.55%, 0.00%
  Total Return, Lowest to Highest /4/               8.03%           15.20%          13.27%         16.18% to 16.74%

2004
  Units                                            33,675           39,553          38,740                   52,314
  Unit Fair Value, Lowest to Highest /1/           $10.98           $17.82          $10.35         $14.37 to $16.05
  Net Assets                                     $369,683         $704,903        $400,849                 $770,998
  Investment Income Ratio to Net Assets /2/         0.00%            2.17%           0.00%                    0.27%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%            0.55%           0.55%             0.55%, 0.00%
  Total Return, Lowest to Highest /4/               6.15%           26.11%           8.22%         19.06% to 19.72%

2003
  Units                                            19,953           14,552          20,487                   38,004
  Unit Fair Value, Lowest to Highest /1/           $10.34           $14.13           $9.56         $12.07 to $13.41
  Net Assets                                     $206,366         $205,643        $195,882                 $475,952
  Investment Income Ratio to Net Assets /2/         0.00%            0.89%           0.00%                    1.01%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%            0.55%           0.55%             0.55%, 0.00%
  Total Return, Lowest to Highest /4/              38.31%           40.76%          30.20%         31.47% to 34.08%

2002
  Units                                               321               65             180                    1,733
  Unit Fair Value, Lowest to Highest /1/            $7.48           $10.04           $7.34                    $9.18
  Net Assets                                       $2,399             $655          $1,322                  $15,914
  Investment Income Ratio to Net Assets /2/         0.00%            0.31%           0.16%                    0.64%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%            0.55%           0.55%                    0.55%
  Total Return, Lowest to Highest /4/             -25.23%            0.40%         -26.56%                   -8.18%

                                             T. Rowe Price      Oppenheimer
                                             Mid Cap Growth Capital Appreciation
                                              Sub-Account       Sub-Account
                                             -------------- --------------------
2006
  Units                                           112,173           118,441
  Unit Fair Value, Lowest to Highest /1/           $11.33            $11.19
  Net Assets                                   $1,270,400        $1,324,802
  Investment Income Ratio to Net Assets /2/         0.00%             0.35%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%             0.55%
  Total Return, Lowest to Highest /4/               0.81%            -0.48%

2005
  Units                                           111,251           113,701
  Unit Fair Value, Lowest to Highest /1/           $11.23            $11.24
  Net Assets                                   $1,249,798        $1,277,980
  Investment Income Ratio to Net Assets /2/         0.00%             0.08%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%             0.55%
  Total Return, Lowest to Highest /4/              14.20%             4.42%

2004
  Units                                            99,628            67,033
  Unit Fair Value, Lowest to Highest /1/            $9.83            $10.76
  Net Assets                                     $979,709          $721,547
  Investment Income Ratio to Net Assets /2/         0.00%             3.80%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%             0.55%
  Total Return, Lowest to Highest /4/              17.50%             6.11%

2003
  Units                                            30,682            12,228
  Unit Fair Value, Lowest to Highest /1/            $8.37            $10.14
  Net Assets                                     $256,772          $124,036
  Investment Income Ratio to Net Assets /2/         0.00%             0.00%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%             0.55%
  Total Return, Lowest to Highest /4/              36.37%            28.04%

2002
  Units                                               315               743
  Unit Fair Value, Lowest to Highest /1/            $6.14             $7.92
  Net Assets                                       $1,935            $5,885
  Investment Income Ratio to Net Assets /2/         0.00%             0.19%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%             0.55%
  Total Return, Lowest to Highest /4/             -38.63%           -20.78%

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

6. UNIT VALUES, CONTINUED:

                                             PIMCO Inflation RCM Global        PIMCO       Harris Oakmark     Neuberger
                                             Protected Bond  Technology  Total Return Bond International  Berman Real Estate
                                               Sub-Account   Sub-Account    Sub-Account     Sub-Account      Sub-Account
                                             --------------- ----------- ----------------- -------------- ------------------
2006
  Units                                            90,559       14,268            174,994        90,635          23,451
  Unit Fair Value, Lowest to Highest /1/           $11.41        $7.60   $11.90 to $12.21        $17.45          $16.92
  Net Assets                                   $1,033,378     $108,501         $2,111,598    $1,581,983        $396,700
  Investment Income Ratio to Net Assets /2/         4.59%        0.00%              2.90%         2.93%           1.27%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%        0.55%       0.55%, 0.00%         0.55%           0.55%
  Total Return, Lowest to Highest /4/              -1.12%       -6.13%   -0.62% to -0.34%        11.38%          15.83%

2005
  Units                                            77,790        9,458            157,670        83,473          18,263
  Unit Fair Value, Lowest to Highest /1/           $11.54        $8.10   $11.97 to $13.21        $15.67          $14.61
  Net Assets                                     $897,702      $76,620         $1,917,186    $1,308,123        $266,738
  Investment Income Ratio to Net Assets /2/         0.00%        0.00%              0.06%         0.14%           0.00%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%        0.55%       0.55%, 0.00%         0.55%           0.55%
  Total Return, Lowest to Highest /4/               0.92%       10.73%     1.89% to 2.43%        13.85%          13.02%

2004
  Units                                            44,945        6,807            111,334        56,702           1,458
  Unit Fair Value, Lowest to Highest /1/           $11.43        $7.31   $11.75 to $12.90        $13.76          $12.93
  Net Assets                                     $513,915      $49,791         $1,335,995      $780,438         $18,841
  Investment Income Ratio to Net Assets /2/        11.68%        0.11%              8.12%         0.04%          14.18%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%        0.55%       0.55%, 0.00%         0.55%           0.55%
  Total Return, Lowest to Highest /4/               8.83%       -4.80%     4.67% to 5.25%        20.14%          29.27%

2003
  Units                                             7,661        2,768             39,959        20,126               -
  Unit Fair Value, Lowest to Highest /1/           $10.51        $7.68             $11.22        $11.46              $-
  Net Assets                                      $80,490      $21,270           $448,474      $230,567              $-
  Investment Income Ratio to Net Assets /2/         1.76%        0.00%              2.08%         2.25%               -
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%        0.55%              0.55%         0.55%               -
  Total Return, Lowest to Highest /4/               5.07%       56.98%              3.95%        34.63%               -

2002
  Units                                                 -          114              2,619           163               -
  Unit Fair Value, Lowest to Highest /1/               $-        $4.89             $10.80         $8.51              $-
  Net Assets                                           $-         $559            $28,269        $1,385              $-
  Investment Income Ratio to Net Assets /2/             -        0.00%              0.00%         0.36%               -
  Expenses as a percent of Average
   Net Assets /3/                                       -        0.55%              0.55%         0.55%               -
  Total Return, Lowest to Highest /4/                   -      -51.05%            -14.90%       -14.90%               -

                                                  Turner
                                              Mid-Cap Growth
                                               Sub-Account
                                             ----------------
2006
  Units                                                16,683
  Unit Fair Value, Lowest to Highest /1/     $12.90 to $13.05
  Net Assets                                         $215,174
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average
   Net Assets /3/                                0.55%, 0.00%
  Total Return, Lowest to Highest /4/          3.85% to 4.13%

2005
  Units                                                12,834
  Unit Fair Value, Lowest to Highest /1/     $12.42 to $12.53
  Net Assets                                         $159,397
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average
   Net Assets /3/                                0.55%, 0.00%
  Total Return, Lowest to Highest /4/        11.01% to 11.58%

2004
  Units                                                   616
  Unit Fair Value, Lowest to Highest /1/     $11.19 to $11.23
  Net Assets                                           $6,890
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average
   Net Assets /3/                                0.55%, 0.00%
  Total Return, Lowest to Highest /4/        11.89% to 11.30%

2003
  Units                                                     -
  Unit Fair Value, Lowest to Highest /1/                   $-
  Net Assets                                               $-
  Investment Income Ratio to Net Assets /2/                 -
  Expenses as a percent of Average
   Net Assets /3/                                           -
  Total Return, Lowest to Highest /4/                       -

2002
  Units                                                     -
  Unit Fair Value, Lowest to Highest /1/                   $-
  Net Assets                                               $-
  Investment Income Ratio to Net Assets /2/                 -
  Expenses as a percent of Average
   Net Assets /3/                                           -
  Total Return, Lowest to Highest /4/                       -

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

6. UNIT VALUES, CONTINUED:

                                              Goldman Sachs    Defensive   Moderate    Balanced     Growth    Aggressive
                                              Mid-Cap Value    Strategy    Strategy    Strategy    Strategy    Strategy
                                               Sub-Account    Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                             ---------------- ----------- ----------- ----------- ----------- -----------
2006
  Units                                                28,249      -          2,681       1,681        9,117      1,111
  Unit Fair Value, Lowest to Highest /1/     $14.11 to $14.28     $-        $110.16     $114.10      $119.05    $121.35
  Net Assets                                         $398,627     $-       $295,307    $191,834   $1,085,348   $134,870
  Investment Income Ratio to Net Assets /2/             0.00%      -          0.36%       0.15%        0.30%      0.05%
  Expenses as a percent of Average
   Net Assets /3/                                0.55%, 0.00%      -          0.55%       0.55%        0.55%      0.55%
  Total Return, Lowest to Highest /4/          4.40% to 4.69%      -          1.93%       2.65%        3.14%      3.02%

2005
  Units                                                25,636      -          2,621         928        7,731        579
  Unit Fair Value, Lowest to Highest /1/     $13.52 to $13.64     $-        $108.07     $111.15      $115.42    $117.80
  Net Assets                                         $346,511     $-       $283,308    $103,149     $892,306    $68,220
  Investment Income Ratio to Net Assets /2/             1.16%      -          0.00%       2.84%        2.89%      2.73%
  Expenses as a percent of Average
   Net Assets /3/                                0.55%, 0.00%      -          0.55%       0.55%        0.55%      0.55%
  Total Return, Lowest to Highest /4/        12.17% to 12.75%      -          7.55%       9.49%       12.34%     14.26%

2004
  Units                                                 3,989      -              -           -            -          -
  Unit Fair Value, Lowest to Highest /1/     $12.05 to $12.10     $-             $-          $-           $-         $-
  Net Assets                                          $48,081     $-             $-          $-           $-         $-
  Investment Income Ratio to Net Assets /2/             6.27%      -              -           -            -          -
  Expenses as a percent of Average
   Net Assets /3/                                0.55%, 0.00%      -              -           -            -          -
  Total Return, Lowest to Highest /4/        20.53% to 20.98%      -              -           -            -          -

2003
  Units                                                     -      -              -           -            -          -
  Unit Fair Value, Lowest to Highest /1/                   $-     $-             $-          $-           $-         $-
  Net Assets                                               $-     $-             $-          $-           $-         $-
  Investment Income Ratio to Net Assets /2/                 -      -              -           -            -          -
  Expenses as a percent of Average
   Net Assets /3/                                           -      -              -           -            -          -
  Total Return, Lowest to Highest /4/                       -      -              -           -            -          -

2002
  Units                                                     -      -              -           -            -          -
  Unit Fair Value, Lowest to Highest /1/                   $-     $-             $-          $-           $-         $-
  Net Assets                                               $-     $-             $-          $-           $-         $-
  Investment Income Ratio to Net Assets /2/                 -      -              -           -            -          -
  Expenses as a percent of Average
   Net Assets /3/                                           -      -              -           -            -          -
  Total Return, Lowest to Highest /4/                       -      -              -           -            -          -

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

6. UNIT VALUES, CONTINUED:

                                              VanKampen       PIMCO          JP Morgan         JP Morgan     Met/Putnam
                                              ComStock     Money Market     Quality Bond     Select Equity    Research
                                             Sub-Account   Sub-Account      Sub-Account       Sub-Account    Sub-Account
                                             ----------- ---------------- ---------------- ----------------- -----------
2006
  Units                                          1,145                  -                -                 -         -
  Unit Fair Value, Lowest to Highest /1/       $109.24                 $-               $-                $-        $-
  Net Assets                                  $125,066                 $-               $-                $-        $-
  Investment Income Ratio to Net Assets /2/      0.01%                  -                -                 -         -
  Expenses as a percent of Average
   Net Assets /3/                                0.55%                  -                -                 -         -
  Total Return, Lowest to Highest /4/            3.50%                  -                -                 -         -

2005
  Units                                            398                  -                -                 -         -
  Unit Fair Value, Lowest to Highest /1/       $105.54                 $-               $-                $-        $-
  Net Assets                                   $42,002                 $-               $-                $-        $-
  Investment Income Ratio to Net Assets /2/      2.33%                  -                -                 -         -
  Expenses as a percent of Average
   Net Assets /3/                                0.55%                  -                -                 -         -
  Total Return, Lowest to Highest /4/            5.54%                  -                -                 -         -

2004
  Units                                              -            176,069                -                 -         -
  Unit Fair Value, Lowest to Highest /1/            $-   $10.12 to $10.15               $-                $-        $-
  Net Assets                                        $-         $1,745,571               $-                $-        $-
  Investment Income Ratio to Net Assets /2/          -              0.96%                -                 -         -
  Expenses as a percent of Average
   Net Assets /3/                                    -       0.55%, 0.00%                -                 -         -
  Total Return, Lowest to Highest /4/                -     0.34% to .099%                -                 -         -

2003
  Units                                              -            292,488           16,721             6,917    13,172
  Unit Fair Value, Lowest to Highest /1/            $-   $10.05 to $10.08 $13.01 to $14.26   $8.55 to $11.02    $10.13
  Net Assets                                        $-         $2,764,510         $237,594          $682,483  $133,366
  Investment Income Ratio to Net Assets /2/          -              0.59%            4.02%             0.63%     0.05%
  Expenses as a percent of Average
   Net Assets /3/                                    -              0.55%     0.55%, 0.00%      0.55%, 0.00%     0.55%
  Total Return, Lowest to Highest /4/                -     0.13% to 0.51%   3.42% to 3.99%  32.77% to 33.50%    23.93%

2002
  Units                                              -            107,897           17,391            63,326     3,651
  Unit Fair Value, Lowest to Highest /1/            $-             $10.07 $12.58 to $13.74    $6.44 to $8.26     $8.17
  Net Assets                                        $-         $1,086,362         $237,443          $522,853   $29,829
  Investment Income Ratio to Net Assets /2/          -              0.58%            4.83%             0.65%     1.97%
  Expenses as a percent of Average
   Net Assets /3/                                    -              0.55%     0.55%, 0.00%      0.55%, 0.00%     0.55%
  Total Return, Lowest to Highest /4/                -              0.69%   8.36% to 8.95% -28.99% to 26.05%   -18.30%

                                                Lord Abbett
                                             Developing Growth
                                                Sub-Account
                                             ------------------
2006
  Units                                                       -
  Unit Fair Value, Lowest to Highest /1/                     $-
  Net Assets                                                 $-
  Investment Income Ratio to Net Assets /2/                   -
  Expenses as a percent of Average
   Net Assets /3/                                             -
  Total Return, Lowest to Highest /4/                         -

2005
  Units                                                       -
  Unit Fair Value, Lowest to Highest /1/                     $-
  Net Assets                                                 $-
  Investment Income Ratio to Net Assets /2/                   -
  Expenses as a percent of Average
   Net Assets /3/                                             -
  Total Return, Lowest to Highest /4/                         -

2004
  Units                                                       -
  Unit Fair Value, Lowest to Highest /1/                     $-
  Net Assets                                                 $-
  Investment Income Ratio to Net Assets /2/                   -
  Expenses as a percent of Average
   Net Assets /3/                                             -
  Total Return, Lowest to Highest /4/                         -

2003
  Units                                                       -
  Unit Fair Value, Lowest to Highest /1/                     $-
  Net Assets                                                 $-
  Investment Income Ratio to Net Assets /2/                   -
  Expenses as a percent of Average
   Net Assets /3/                                             -
  Total Return, Lowest to Highest /4/                         -

2002
  Units                                                  41,133
  Unit Fair Value, Lowest to Highest /1/         $5.75 to $7.01
  Net Assets                                           $285,010
  Investment Income Ratio to Net Assets /2/               0.00%
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%, 0.00%
  Total Return, Lowest to Highest /4/        -29.38% to -25.65%

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

6. UNIT VALUES, CONTINUED:

                                                 JP Morgan           JP Morgan             GACC           Davis
                                               Enhanced Index   International Equity   Money Market   Venture Value
                                                Sub-Account         Sub-Account        Sub-Account     Sub-Account
                                             ------------------ -------------------- ---------------- -------------
2006
  Units                                                       -                   -                 -     198,888
  Unit Fair Value, Lowest to Highest /1/                     $-                  $-                $-      $14.16
  Net Assets                                                 $-                  $-                $-  $2,816,307
  Investment Income Ratio to Net Assets /2/                   -                   -                 -       1.64%
  Expenses as a percent of Average
   Net Assets /3/                                             -                   -                 -       0.55%
  Total Return, Lowest to Highest /4/                         -                   -                 -       2.65%

2005
  Units                                                       -                   -                 -     177,299
  Unit Fair Value, Lowest to Highest /1/                     $-                  $-                $-      $13.79
  Net Assets                                                 $-                  $-                $-  $2,445,776
  Investment Income Ratio to Net Assets /2/                   -                   -                 -       0.68%
  Expenses as a percent of Average
   Net Assets /3/                                             -                   -                 -       0.55%
  Total Return, Lowest to Highest /4/                         -                   -                 -       9.66%

2004
  Units                                                       -                   -                 -     114,542
  Unit Fair Value, Lowest to Highest /1/                     $-                  $-                $-      $12.58
  Net Assets                                                 $-                  $-                $-  $1,440,436
  Investment Income Ratio to Net Assets /2/                   -                   -                 -       0.46%
  Expenses as a percent of Average
   Net Assets /3/                                             -                   -                 -       0.55%
  Total Return, Lowest to Highest /4/                         -                   -                 -      11.75%

2003
  Units                                                       -                   -                 -      45,325
  Unit Fair Value, Lowest to Highest /1/                     $-                  $-                $-      $11.25
  Net Assets                                                 $-                  $-                $-    $510,050
  Investment Income Ratio to Net Assets /2/                   -                   -                 -       0.19%
  Expenses as a percent of Average
   Net Assets /3/                                             -                   -                 -       0.55%
  Total Return, Lowest to Highest /4/                         -                   -                 -      30.15%

2002
  Units                                                  78,685              19,083            15,189       2,871
  Unit Fair Value, Lowest to Highest /1/         $5.82 to $8.40      $5.70 to $7.53  $11.12 to $12.40       $8.65
  Net Assets                                           $656,146            $143,652          $188,260     $24,822
  Investment Income Ratio to Net Assets /2/               0.96%               0.00%             3.70%       0.02%
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%, 0.00%        0.55%, 0.00%      0.55%, 0.00%       0.55%
  Total Return, Lowest to Highest /4/        -25.37% to -24.96%  -16.82% to -16.36%    1.08% to 1.64%     -13.54%

                                                 Harris       Jennison
                                             Oakmark Focused   Growth
                                               Sub-Account   Sub-Account
                                             --------------- -----------
2006
  Units                                           108,943       59,090
  Unit Fair Value, Lowest to Highest /1/           $14.19       $14.43
  Net Assets                                   $1,545,384     $852,963
  Investment Income Ratio to Net Assets /2/         0.64%        0.00%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%        0.55%
  Total Return, Lowest to Highest /4/               0.11%       -6.47%

2005
  Units                                           106,909       43,314
  Unit Fair Value, Lowest to Highest /1/           $14.17       $15.43
  Net Assets                                   $1,514,849     $668,528
  Investment Income Ratio to Net Assets /2/         0.04%        0.41%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%        0.55%
  Total Return, Lowest to Highest /4/               9.38%       13.23%

2004
  Units                                            88,930       31,001
  Unit Fair Value, Lowest to Highest /1/           $12.95       $13.63
  Net Assets                                   $1,152,037     $422,456
  Investment Income Ratio to Net Assets /2/         0.04%        0.09%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%        0.55%
  Total Return, Lowest to Highest /4/               9.33%        8.60%

2003
  Units                                            32,266       19,894
  Unit Fair Value, Lowest to Highest /1/           $11.85       $12.55
  Net Assets                                     $382,324     $249,631
  Investment Income Ratio to Net Assets /2/         0.06%        0.06%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%        0.55%
  Total Return, Lowest to Highest /4/              31.93%       29.36%

2002
  Units                                               760           66
  Unit Fair Value, Lowest to Highest /1/            $8.98        $9.70
  Net Assets                                       $6,823         $637
  Investment Income Ratio to Net Assets /2/         0.00%        0.00%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%        0.55%
  Total Return, Lowest to Highest /4/             -10.19%       -3.00%

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

6. UNIT VALUES, CONTINUED:

                                                                                      Western Asset   Western Asset
                                               MetLife      BlackRock      BlackRock    Management     Management
                                             Stock Index   Money Market   Bond Income Strategic Bond U.S. Government
                                             Sub-Account   Sub-Account    Sub-Account  Sub-Account     Sub-Account
                                             ----------- ---------------- ----------- -------------- ---------------
2006
  Units                                          78,842           156,188       546          -                 -
  Unit Fair Value, Lowest to Highest /1/         $11.79  $10.68 to $11.69    $57.39         $-           $177.29
  Net Assets                                   $929,651        $1,822,861   $31,330         $-               $63
  Investment Income Ratio to Net Assets /2/       4.52%             4.49%    11.70%          -             4.48%
  Expenses as a percent of Average
   Net Assets /3/                                 0.55%      0.55%, 0.00%     0.55%          -             0.55%
  Total Return, Lowest to Highest /4/             2.32%    1.94% to 2.22%    -0.58%          -            -0.52%

2005
  Units                                          89,780           125,819       677          -                 -
  Unit Fair Value, Lowest to Highest /1/         $11.52  $10.44 to $11.47    $57.72         $-                $-
  Net Assets                                 $1,034,667        $1,439,717   $39,072         $-                $-
  Investment Income Ratio to Net Assets /2/       1.68%             3.62%     3.97%          -                 -
  Expenses as a percent of Average
   Net Assets /3/                                 0.55%      0.55%, 0.00%     0.55%          -                 -
  Total Return, Lowest to Highest /4/             4.03%    2.33% to 2.86%     1.85%          -                 -

2004
  Units                                          81,667             3,515       674          -                 -
  Unit Fair Value, Lowest to Highest /1/         $11.07  $10.15 to $11.21    $56.67         $-                $-
  Net Assets                                   $904,391           $35,692   $38,195         $-                $-
  Investment Income Ratio to Net Assets /2/       0.84%             0.84%     0.00%          -                 -
  Expenses as a percent of Average
   Net Assets /3/                                 0.55%      0.55%, 0.00%     0.55%          -                 -
  Total Return, Lowest to Highest /4/             9.93%    0.43% to 0.99%     3.86%          -                 -

2003
  Units                                          59,930            18,275         -          -                 -
  Unit Fair Value, Lowest to Highest /1/         $10.07  $10.05 to $11.16        $-         $-                $-
  Net Assets                                   $603,742          $183,687        $-         $-                $-
  Investment Income Ratio to Net Assets /2/       1.43%             0.46%         -          -                 -
  Expenses as a percent of Average
   Net Assets /3/                                 0.55%                 -         -          -                 -
  Total Return, Lowest to Highest /4/            27.50%    0.13% to 0.51%         -          -                 -

2002
  Units                                          27,658                 -         -          -                 -
  Unit Fair Value, Lowest to Highest /1/          $7.90                $-        $-         $-                $-
  Net Assets                                   $218,536                $-        $-         $-                $-
  Investment Income Ratio to Net Assets /2/       0.00%                 -         -          -                 -
  Expenses as a percent of Average
   Net Assets /3/                                 0.55%                 -         -          -                 -
  Total Return, Lowest to Highest /4/           -20.99%                 -         -          -                 -

                                              T. Rowe Price
                                                Small Cap
                                               Sub-Account
                                             ----------------
2006
  Units                                                 5,837
  Unit Fair Value, Lowest to Highest /1/     $15.77 to $16.57
  Net Assets                                          $96,746
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average
   Net Assets /3/                                0.55%, 0.00%
  Total Return, Lowest to Highest /4/         -0.08% to 0.20%

2005
  Units                                                 6,136
  Unit Fair Value, Lowest to Highest /1/     $15.78 to $16.57
  Net Assets                                         $101,486
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average
   Net Assets /3/                                0.55%, 0.00%
  Total Return, Lowest to Highest /4/        10.38% to 11.01%

2004
  Units                                                 6,086
  Unit Fair Value, Lowest to Highest /1/     $14.30 to $14.93
  Net Assets                                          $90,847
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average
   Net Assets /3/                                0.55%, 0.00%
  Total Return, Lowest to Highest /4/        10.47% to 11.08%

2003
  Units                                                     -
  Unit Fair Value, Lowest to Highest /1/                   $-
  Net Assets                                               $-
  Investment Income Ratio to Net Assets /2/                 -
  Expenses as a percent of Average
   Net Assets /3/                                           -
  Total Return, Lowest to Highest /4/                       -

2002
  Units                                                     -
  Unit Fair Value, Lowest to Highest /1/                   $-
  Net Assets                                               $-
  Investment Income Ratio to Net Assets /2/                 -
  Expenses as a percent of Average
   Net Assets /3/                                           -
  Total Return, Lowest to Highest /4/                       -

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

6. UNIT VALUES, CONTINUED:

                                              T. Rowe Price    Capital Guardian       Russell            Russell        Russell
                                             Large Cap Growth    U.S. Equity     Multi-Style Equity Aggressive Equity  Non-U.S.
                                               Sub-Account       Sub-Account        Sub-Account        Sub-Account    Sub-Account
                                             ---------------- ------------------ ------------------ ----------------- -----------
2006
  Units                                                 6,600              5,674            -                  -              -
  Unit Fair Value, Lowest to Highest /1/     $13.71 to $14.29 $125.49 to $128.40           $-                 $-             $-
  Net Assets                                          $93,935           $728,586           $-                 $-             $-
  Investment Income Ratio to Net Assets /2/             0.70%              0.47%            -                  -              -
  Expenses as a percent of Average
   Net Assets /3/                                0.55%, 0.00%       0.55%, 0.00%            -                  -              -
  Total Return, Lowest to Highest /4/          0.28% to 0.56%     1.81% to 2.09%            -                  -              -

2005
  Units                                                 6,775              5,582            -                  -              -
  Unit Fair Value, Lowest to Highest /1/     $13.67 to $14.22 $123.26 to $125.78           $-                 $-             $-
  Net Assets                                          $95,944           $702,091           $-                 $-             $-
  Investment Income Ratio to Net Assets /2/             0.56%              0.03%            -                  -              -
  Expenses as a percent of Average
  Net Assets /3/                                 0.55%, 0.00%       0.55%, 0.00%            -                  -              -
  Total Return, Lowest to Highest /4/          6.02% to 6.62%     5.19% to 5.78%            -                  -              -

2004
  Units                                                 6,937              5,845            -                  -              -
  Unit Fair Value, Lowest to Highest /1/     $12.89 to $13.34 $117.18 to $118.91           $-                 $-             $-
  Net Assets                                          $92,178           $695,068           $-                 $-             $-
  Investment Income Ratio to Net Assets /2/             0.00%              0.00%            -                  -              -
  Expenses as a percent of Average
   Net Assets /3/                                0.55%, 0.00%       0.55%, 0.00%            -                  -              -
  Total Return, Lowest to Highest /4/          9.32% to 9.93%     8.69% to 9.30%            -                  -              -

2003
  Units                                                     -                  -            -                  -              -
  Unit Fair Value, Lowest to Highest /1/                   $-                 $-           $-                 $-             $-
  Net Assets                                               $-                 $-           $-                 $-             $-
  Investment Income Ratio to Net Assets /2/                 -                  -        1.00%              0.00%          0.06%
  Expenses as a percent of Average
   Net Assets /3/                                           -                  -        0.55%              0.55%          0.55%
  Total Return, Lowest to Highest /4/                       -                  -       28.15%             44.80%         38.03%

2002
  Units                                                     -                  -           10                 10             10
  Unit Fair Value, Lowest to Highest /1/                   $-                 $-        $5.87              $7.43          $5.88
  Net Assets                                               $-                 $-          $59                $74            $59
  Investment Income Ratio to Net Assets /2/                 -                  -        0.00%              0.00%          1.54%
  Expenses as a percent of Average
   Net Assets /3/                                           -                  -        0.55%              0.55%          0.55%
  Total Return, Lowest to Highest /4/                       -                  -      -23.61%            -19.50%        -15.61%

                                               Russell
                                              Core Bond
                                             Sub-Account
                                             -----------
2006
  Units                                             -
  Unit Fair Value, Lowest to Highest /1/           $-
  Net Assets                                       $-
  Investment Income Ratio to Net Assets /2/         -
  Expenses as a percent of Average
   Net Assets /3/                                   -
  Total Return, Lowest to Highest /4/               -

2005
  Units                                             -
  Unit Fair Value, Lowest to Highest /1/           $-
  Net Assets                                       $-
  Investment Income Ratio to Net Assets /2/         -
  Expenses as a percent of Average
  Net Assets /3/                                    -
  Total Return, Lowest to Highest /4/               -

2004
  Units                                             -
  Unit Fair Value, Lowest to Highest /1/           $-
  Net Assets                                       $-
  Investment Income Ratio to Net Assets /2/         -
  Expenses as a percent of Average
   Net Assets /3/                                   -
  Total Return, Lowest to Highest /4/               -

2003
  Units                                             -
  Unit Fair Value, Lowest to Highest /1/           $-
  Net Assets                                       $-
  Investment Income Ratio to Net Assets /2/     2.38%
  Expenses as a percent of Average
   Net Assets /3/                               0.55%
  Total Return, Lowest to Highest /4/           5.57%

2002
  Units                                            10
  Unit Fair Value, Lowest to Highest /1/       $12.46
  Net Assets                                     $125
  Investment Income Ratio to Net Assets /2/     2.52%
  Expenses as a percent of Average
   Net Assets /3/                               0.55%
  Total Return, Lowest to Highest /4/           8.24%

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

6. UNIT VALUES, CONTINUED:


                                               Russell Real       AIM Capital     AIM International     AIM Premier
                                             Estate Securities    Appreciation         Growth             Equity
                                                Sub-Account       Sub-Account        Sub-Account        Sub-Account
                                             ----------------- ------------------ ------------------ ------------------
2006
  Units                                                -                   24,393              4,238                  -
  Unit Fair Value, Lowest to Highest /1/              $-          $7.06 to $10.78   $10.26 to $10.61                 $-
  Net Assets                                          $-                 $249,461            $43,071                 $-
  Investment Income Ratio to Net Assets /2/            -                    0.00%              0.00%                  -
  Expenses as a percent of Average
   Net Assets /3/                                      -             0.55%, 0.00%       0.55%, 0.00%                  -
  Total Return, Lowest to Highest /4/                  -         -0.64% to -0.36%     8.64% to 8.93%                  -

2005
  Units                                                -                   24,393              4,238                  -
  Unit Fair Value, Lowest to Highest /1/              $-          $7.10 to $10.82     $9.45 to $9.75                 $-
  Net Assets                                          $-                 $255,794            $41,285                 $-
  Investment Income Ratio to Net Assets /2/            -                    0.06%              0.67%                  -
  Expenses as a percent of Average
   Net Assets /3/                                      -             0.55%, 0.00%       0.55%, 0.00%                  -
  Total Return, Lowest to Highest /4/                  -           8.22% to 8.82%   17.33% to 17.98%                  -

2004
  Units                                                -                   28,150              4,444                  -
  Unit Fair Value, Lowest to Highest /1/              $-           $6.56 to $9.94     $8.05 to $8.26                 $-
  Net Assets                                          $-                 $273,521            $36,713                 $-
  Investment Income Ratio to Net Assets /2/            -                    0.00%              0.66%                  -
  Expenses as a percent of Average
   Net Assets /3/                                      -             0.55%, 0.00%       0.55%, 0.00%                  -
  Total Return, Lowest to Highest /4/                  -           6.04% to 6.63%   23.32% to 24.00%                  -

2003
  Units                                                -                   28,682              4,608             16,239
  Unit Fair Value, Lowest to Highest /1/              $-           $6.19 to $9.33     $6.53 to $6.66     $6.03 to $7.67
  Net Assets                                          $-                 $262,723            $30,705           $117,166
  Investment Income Ratio to Net Assets /2/        4.19%                    0.00%              0.56%              0.32%
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%             0.55%, 0.00%       0.55%, 0.00%       0.55%, 0.00%
  Total Return, Lowest to Highest /4/             36.46%         28.81% to 29.52%   28.35% to 29.06%   24.39% to 25.08%

2002
  Units                                               10                   30,474              4,713             14,962
  Unit Fair Value, Lowest to Highest /1/          $12.90           $4.80 to $7.20     $5.09 to $5.16     $4.85 to $6.13
  Net Assets                                        $129                 $216,795            $24,333            $87,988
  Investment Income Ratio to Net Assets /2/        5.34%                    0.00%              0.57%              0.33%
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%             0.55%, 0.00%       0.55%, 0.00%       0.55%, 0.00%
  Total Return, Lowest to Highest /4/              3.23%       -24.77% to -24.36% -24.77% to -24.36% -30.64% to -30.26%

                                             AllianceBernstein
                                                Real Estate    AllianceBernstein
                                                Investment      Premier Growth
                                                Sub-Account       Sub-Account
                                             ----------------- -----------------
2006
  Units                                                 -                 -
  Unit Fair Value, Lowest to Highest /1/               $-                $-
  Net Assets                                           $-                $-
  Investment Income Ratio to Net Assets /2/             -                 -
  Expenses as a percent of Average
   Net Assets /3/                                       -                 -
  Total Return, Lowest to Highest /4/                   -                 -

2005
  Units                                                 -                 -
  Unit Fair Value, Lowest to Highest /1/               $-                $-
  Net Assets                                           $-                $-
  Investment Income Ratio to Net Assets /2/             -                 -
  Expenses as a percent of Average
   Net Assets /3/                                       -                 -
  Total Return, Lowest to Highest /4/                   -                 -

2004
  Units                                               640                 -
  Unit Fair Value, Lowest to Highest /1/           $23.76                $-
  Net Assets                                      $15,206                $-
  Investment Income Ratio to Net Assets /2/         2.27%                 -
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%                 -
  Total Return, Lowest to Highest /4/              34.88%                 -

2003
  Units                                               674             4,199
  Unit Fair Value, Lowest to Highest /1/           $17.61             $5.53
  Net Assets                                      $11,870           $23,212
  Investment Income Ratio to Net Assets /2/         2.62%             0.00%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%             0.55%
  Total Return, Lowest to Highest /4/              38.53%            22.99%

2002
  Units                                               850             5,007
  Unit Fair Value, Lowest to Highest /1/           $12.71             $4.49
  Net Assets                                      $10,802           $22,504
  Investment Income Ratio to Net Assets /2/         2.62%             0.00%
  Expenses as a percent of Average
   Net Assets /3/                                   0.55%             0.55%
  Total Return, Lowest to Highest /4/               2.04%           -31.03%

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

6. UNIT VALUES, CONTINUED:

                                             Liberty Newport   Goldman Sachs      Goldman Sachs     Goldman Sachs
                                               Tiger Fund    Growth and Income International Equity Global Income
                                               Sub-Account      Sub-Account        Sub-Account       Sub-Account
                                             --------------- ----------------- -------------------- -------------
2006
  Units                                                -                -                  -              -
  Unit Fair Value, Lowest to Highest /1/              $-               $-                 $-             $-
  Net Assets                                          $-               $-                 $-             $-
  Investment Income Ratio to Net Assets /2/            -                -                  -              -
  Expenses as a percent of Average
   Net Assets /3/                                      -                -                  -              -
  Total Return, Lowest to Highest /4/                  -                -                  -              -

2005
  Units                                                -                -                  -              -
  Unit Fair Value, Lowest to Highest /1/              $-               $-                 $-             $-
  Net Assets                                          $-               $-                 $-             $-
  Investment Income Ratio to Net Assets /2/            -                -                  -              -
  Expenses as a percent of Average
   Net Assets /3/                                      -                -                  -              -
  Total Return, Lowest to Highest /4/                  -                -                  -              -

2004
  Units                                                -                -                  -              -
  Unit Fair Value, Lowest to Highest /1/              $-               $-                 $-             $-
  Net Assets                                          $-               $-                 $-             $-
  Investment Income Ratio to Net Assets /2/            -                -                  -              -
  Expenses as a percent of Average
   Net Assets /3/                                      -                -                  -              -
  Total Return, Lowest to Highest /4/                  -                -                  -              -

2003
  Units                                                -                -                 56              -
  Unit Fair Value, Lowest to Highest /1/              $-               $-              $7.44             $-
  Net Assets                                          $-               $-               $418             $-
  Investment Income Ratio to Net Assets /2/        0.00%            0.00%              4.34%              -
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%            0.55%              0.55%              -
  Total Return, Lowest to Highest /4/             44.00%           23.68%             34.75%              -

2002
  Units                                               10               10                 46              -
  Unit Fair Value, Lowest to Highest /1/           $5.90            $7.47              $5.52             $-
  Net Assets                                         $59              $75               $256             $-
  Investment Income Ratio to Net Assets /2/        0.14%            0.14%              1.46%              -
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%            0.55%              0.55%              -
  Total Return, Lowest to Highest /4/            -17.42%          -11.83%            -18.78%              -

                                                Goldman Sachs     DWS Small
                                             Internet Tollkeeper Cap Growth
                                                 Sub-Account     Sub-Account
                                             ------------------- -----------
2006
  Units                                               -                355
  Unit Fair Value, Lowest to Highest /1/             $-              $6.33
  Net Assets                                         $-             $2,249
  Investment Income Ratio to Net Assets /2/           -              0.00%
  Expenses as a percent of Average
   Net Assets /3/                                     -              0.55%
  Total Return, Lowest to Highest /4/                 -              3.13%

2005
  Units                                               -                438
  Unit Fair Value, Lowest to Highest /1/             $-              $6.14
  Net Assets                                         $-             $2,689
  Investment Income Ratio to Net Assets /2/           -              0.00%
  Expenses as a percent of Average
   Net Assets /3/                                     -              0.55%
  Total Return, Lowest to Highest /4/                 -              6.46%

2004
  Units                                               -                433
  Unit Fair Value, Lowest to Highest /1/             $-              $5.77
  Net Assets                                         $-             $2,500
  Investment Income Ratio to Net Assets /2/           -              0.00%
  Expenses as a percent of Average
   Net Assets /3/                                     -              0.55%
  Total Return, Lowest to Highest /4/                 -             10.41%

2003
  Units                                               -                471
  Unit Fair Value, Lowest to Highest /1/             $-              $5.22
  Net Assets                                         $-             $2,458
  Investment Income Ratio to Net Assets /2/           -              0.00%
  Expenses as a percent of Average
   Net Assets /3/                                     -              0.55%
  Total Return, Lowest to Highest /4/                 -             32.21%

2002
  Units                                               -                647
  Unit Fair Value, Lowest to Highest /1/             $-              $3.95
  Net Assets                                         $-             $2,557
  Investment Income Ratio to Net Assets /2/           -              0.00%
  Expenses as a percent of Average
   Net Assets /3/                                     -              0.55%
  Total Return, Lowest to Highest /4/                 -            -33.83%

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

6. UNIT VALUES, CONTINUED:

                                             DWS Government   DWS Dreman        MFS     MFS Emerging       MFS
                                               Securities   Small Cap Value  Research      Growth    Strategic Income
                                              Sub-Account     Sub-Account   Sub-Account Sub-Account    Sub-Account
                                             -------------- --------------- ----------- ------------ ----------------
2006
  Units                                              24               -             -           -              -
  Unit Fair Value, Lowest to Highest /1/         $13.23              $-            $-          $-             $-
  Net Assets                                       $320              $-            $-          $-             $-
  Investment Income Ratio to Net Assets /2/       0.00%               -             -           -              -
  Expenses as a percent of Average
   Net Assets /3/                                 0.55%               -             -           -              -
  Total Return, Lowest to Highest /4/            -0.94%               -             -           -              -

2005
  Units                                              22               -             -           -              -
  Unit Fair Value, Lowest to Highest /1/         $13.35              $-            $-          $-             $-
  Net Assets                                       $294              $-            $-          $-             $-
  Investment Income Ratio to Net Assets /2/       3.82%               -             -           -              -
  Expenses as a percent of Average
   Net Assets /3/                                 0.55%               -             -           -              -
  Total Return, Lowest to Highest /4/             2.00%               -             -           -              -

2004
  Units                                              18               -             -           -              -
  Unit Fair Value, Lowest to Highest /1/         $13.09              $-            $-          $-             $-
  Net Assets                                       $230              $-            $-          $-             $-
  Investment Income Ratio to Net Assets /2/       3.57%               -             -           -              -
  Expenses as a percent of Average
   Net Assets /3/                                 0.55%               -             -           -              -
  Total Return, Lowest to Highest /4/             3.18%               -             -           -              -

2003
  Units                                              13               -         3,856         694              -
  Unit Fair Value, Lowest to Highest /1/         $12.68              $-         $6.53       $4.54             $-
  Net Assets                                       $163              $-       $25,197      $3,152             $-
  Investment Income Ratio to Net Assets /2/       5.21%           5.82%         0.49%       0.00%          0.45%
  Expenses as a percent of Average
   Net Assets /3/                                 0.55%           0.55%         0.55%       0.55%          0.55%
  Total Return, Lowest to Highest /4/             1.70%          41.25%        24.02%      29.51%          9.77%

2002
  Units                                              18              10         2,810         526            831
  Unit Fair Value, Lowest to Highest /1/         $12.47          $10.76         $5.27       $3.51         $11.84
  Net Assets                                       $224            $108       $14,806      $1,847         $9,838
  Investment Income Ratio to Net Assets /2/       3.23%           0.61%         0.20%       0.00%          0.07%
  Expenses as a percent of Average
   Net Assets /3/                                 0.55%           0.55%         0.55%       0.55%          0.55%
  Total Return, Lowest to Highest /4/             7.46%         -11.84%       -24.95%     -34.12%          7.81%

                                                   MFS
                                             Investors Trust
                                               Sub-Account
                                             ---------------
2006
  Units                                                -
  Unit Fair Value, Lowest to Highest /1/              $-
  Net Assets                                          $-
  Investment Income Ratio to Net Assets /2/            -
  Expenses as a percent of Average
   Net Assets /3/                                      -
  Total Return, Lowest to Highest /4/                  -

2005
  Units                                                -
  Unit Fair Value, Lowest to Highest /1/              $-
  Net Assets                                          $-
  Investment Income Ratio to Net Assets /2/            -
  Expenses as a percent of Average
   Net Assets /3/                                      -
  Total Return, Lowest to Highest /4/                  -

2004
  Units                                            3,371
  Unit Fair Value, Lowest to Highest /1/           $8.76
  Net Assets                                     $29,541
  Investment Income Ratio to Net Assets /2/        0.54%
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%
  Total Return, Lowest to Highest /4/             10.74%

2003
  Units                                            3,087
  Unit Fair Value, Lowest to Highest /1/           $7.91
  Net Assets                                     $24,432
  Investment Income Ratio to Net Assets /2/        0.48%
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%
  Total Return, Lowest to Highest /4/             21.48%

2002
  Units                                            2,572
  Unit Fair Value, Lowest to Highest /1/           $6.51
  Net Assets                                     $16,754
  Investment Income Ratio to Net Assets /2/        0.46%
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%
  Total Return, Lowest to Highest /4/            -21.40%

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

6. UNIT VALUES, CONTINUED:

                                                                                                Oppenheimer
                                              MFS High     MFS New   Oppenheimer Oppenheimer    Main Street     Oppenheimer
                                               Income     Discovery     Bond     High Income Growth and Income Strategic Bond
                                             Sub-Account Sub-Account Sub-Account Sub-Account    Sub-Account     Sub-Account
                                             ----------- ----------- ----------- ----------- ----------------- --------------
2006
  Units                                             -            -           -          -               -               -
  Unit Fair Value, Lowest to Highest /1/           $-           $-          $-         $-              $-              $-
  Net Assets                                       $-           $-          $-         $-              $-              $-
  Investment Income Ratio to Net Assets /2/         -            -           -          -               -               -
  Expenses as a percent of Average
   Net Assets /3/                                   -            -           -          -               -               -
  Total Return, Lowest to Highest /4/               -            -           -          -               -               -

2005
  Units                                             -            -           -          -               -               -
  Unit Fair Value, Lowest to Highest /1/           $-           $-          $-         $-              $-              $-
  Net Assets                                       $-           $-          $-         $-              $-              $-
  Investment Income Ratio to Net Assets /2/         -            -           -          -               -               -
  Expenses as a percent of Average
   Net Assets /3/                                   -            -           -          -               -               -
  Total Return, Lowest to Highest /4/               -            -           -          -               -               -

2004
  Units                                           590           23           -          -               -               -
  Unit Fair Value, Lowest to Highest /1/       $12.24        $7.80          $-         $-              $-              $-
  Net Assets                                   $7,226         $179          $-         $-              $-              $-
  Investment Income Ratio to Net Assets /2/     5.01%        0.00%           -          -               -               -
  Expenses as a percent of Average
   Net Assets /3/                               0.55%        0.55%           -          -               -               -
  Total Return, Lowest to Highest /4/           8.55%        5.93%           -          -               -               -

2003
  Units                                           506           17         736          -             122               -
  Unit Fair Value, Lowest to Highest /1/       $11.28        $7.36      $13.05         $-           $8.20              $-
  Net Assets                                   $5,707         $127      $9,604         $-            $997              $-
  Investment Income Ratio to Net Assets /2/     5.30%        0.00%       5.20%     12.43%           0.85%          10.70%
  Expenses as a percent of Average
   Net Assets /3/                               0.55%        0.55%       0.55%      0.55%           0.55%           0.55%
  Total Return, Lowest to Highest /4/          17.31%       32.98%       6.19%     23.28%          26.02%          17.42%

2002
  Units                                            15           18       1,006         10              87              10
  Unit Fair Value, Lowest to Highest /1/        $9.61        $5.54      $12.28      $9.59           $6.51          $11.37
  Net Assets                                     $145          $98     $12,362        $96            $563            $114
  Investment Income Ratio to Net Assets /2/    10.34%        0.00%       7.32%     10.42%           0.66%           8.26%
  Expenses as a percent of Average
   Net Assets /3/                               0.55%        0.55%       0.55%      0.55%           0.55%           0.55%
  Total Return, Lowest to Highest /4/           2.00%      -32.01%       8.48%     -2.93%         -19.24%           6.85%

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

6. UNIT VALUES, CONTINUED:

                                             Oppenheimer                   Putnam
                                               Capital      Putnam    International New     Putnam        Putnam
                                             Appreciation  New Value    Opportunities   Growth & Income    Vista
                                             Sub-Account  Sub-Account    Sub-Account      Sub-Account   Sub-Account
                                             ------------ ----------- ----------------- --------------- -----------
2006
  Units                                              -            -              -            4,651         3,105
  Unit Fair Value, Lowest to Highest /1/            $-           $-             $-           $12.41         $6.84
  Net Assets                                        $-           $-             $-          $57,733       $21,232
  Investment Income Ratio to Net Assets /2/          -            -              -            2.17%         0.00%
  Expenses as a percent of Average
   Net Assets /3/                                    -            -              -            0.55%         0.55%
  Total Return, Lowest to Highest /4/                -            -              -            2.69%         1.49%

2005
  Units                                              -            -              -            5,012         3,275
  Unit Fair Value, Lowest to Highest /1/            $-           $-             $-           $12.09         $6.74
  Net Assets                                        $-           $-             $-          $60,579       $22,067
  Investment Income Ratio to Net Assets /2/          -            -              -            1.71%         0.00%
  Expenses as a percent of Average
   Net Assets /3/                                    -            -              -            0.55%         0.55%
  Total Return, Lowest to Highest /4/                -            -              -            4.95%        11.91%

2004
  Units                                          5,825            -              -            4,902         3,490
  Unit Fair Value, Lowest to Highest /1/         $7.92           $-             $-           $11.52         $6.02
  Net Assets                                   $46,105           $-             $-          $56,468       $21,017
  Investment Income Ratio to Net Assets /2/      0.25%            -              -            1.62%         0.00%
  Expenses as a percent of Average
   Net Assets /3/                                0.55%            -              -            0.55%         0.55%
  Total Return, Lowest to Highest /4/            6.35%            -              -           10.75%        18.25%

2003
  Units                                          3,976            -          1,317            4,540         3,632
  Unit Fair Value, Lowest to Highest /1/         $7.44           $-          $5.40           $10.40         $5.09
  Net Assets                                   $29,589           $-         $7,103          $47,220       $18,498
  Investment Income Ratio to Net Assets /2/      0.09%        2.68%          0.56%            1.71%         0.00%
  Expenses as a percent of Average
   Net Assets /3/                                0.55%        0.55%          0.55%            0.55%         0.55%
  Total Return, Lowest to Highest /4/           30.23%       32.13%         32.86%           26.99%        32.69%

2002
  Units                                            366           10          1,792            4,075         2,643
  Unit Fair Value, Lowest to Highest /1/         $5.72       $10.37          $4.06            $8.19         $3.84
  Net Assets                                    $2,092         $104         $7,848          $33,379       $10,146
  Investment Income Ratio to Net Assets /2/      0.22%        0.88%          0.91%            1.56%         0.00%
  Expenses as a percent of Average
   Net Assets /3/                                0.55%        0.55%          0.55%            0.55%         0.55%
  Total Return, Lowest to Highest /4/          -27.26%      -15.90%        -13.94%          -19.23%       -30.76%

                                                    Putnam
                                             International Growth
                                                 Sub-Account
                                             --------------------
2006
  Units                                                  -
  Unit Fair Value, Lowest to Highest /1/                $-
  Net Assets                                            $-
  Investment Income Ratio to Net Assets /2/              -
  Expenses as a percent of Average
   Net Assets /3/                                        -
  Total Return, Lowest to Highest /4/                    -

2005
  Units                                                  -
  Unit Fair Value, Lowest to Highest /1/                $-
  Net Assets                                            $-
  Investment Income Ratio to Net Assets /2/              -
  Expenses as a percent of Average
   Net Assets /3/                                        -
  Total Return, Lowest to Highest /4/                    -

2004
  Units                                              1,014
  Unit Fair Value, Lowest to Highest /1/             $8.81
  Net Assets                                        $8,940
  Investment Income Ratio to Net Assets /2/          1.64%
  Expenses as a percent of Average
   Net Assets /3/                                        -
  Total Return, Lowest to Highest /4/               15.85%

2003
  Units                                              1,031
  Unit Fair Value, Lowest to Highest /1/             $7.61
  Net Assets                                        $7,848
  Investment Income Ratio to Net Assets /2/          1.04%
  Expenses as a percent of Average
   Net Assets /3/                                    0.55%
  Total Return, Lowest to Highest /4/               28.18%

2002
  Units                                                992
  Unit Fair Value, Lowest to Highest /1/             $5.94
  Net Assets                                        $5,890
  Investment Income Ratio to Net Assets /2/          1.04%
  Expenses as a percent of Average
   Net Assets /3/                                    0.55%
  Total Return, Lowest to Highest /4/              -17.97%

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

6. UNIT VALUES, CONTINUED:

                                                                                   Templeton      Templeton       Templeton
                                                 Templeton         Templeton     Global Income Large Cap Growth Mutual Shares
                                             Growth Securities     Small Cap      Securities      Securities     Securities
                                                Sub-Account       Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                             ----------------- ----------------- ------------- ---------------- -------------
2006
  Units                                               194                      -          -              -               -
  Unit Fair Value, Lowest to Highest /1/           $17.16                     $-         $-             $-              $-
  Net Assets                                       $3,327                     $-         $-             $-              $-
  Investment Income Ratio to Net Assets /2/         3.02%                      -          -              -               -
  Expenses as a percent of Average
   Net Assets /3/                                   0.00%                      -          -              -               -
  Total Return, Lowest to Highest /4/               6.70%                      -          -              -               -

2005
  Units                                               292                      -          -              -               -
  Unit Fair Value, Lowest to Highest /1/           $16.08                     $-         $-             $-              $-
  Net Assets                                       $4,690                     $-         $-             $-              $-
  Investment Income Ratio to Net Assets /2/         1.21%                      -          -              -               -
  Expenses as a percent of Average
   Net Assets /3/                                   0.00%                      -          -              -               -
  Total Return, Lowest to Highest /4/               9.03%                      -          -              -               -

2004
  Units                                               301                      -          -              -               -
  Unit Fair Value, Lowest to Highest /1/           $14.75                     $-         $-             $-              $-
  Net Assets                                       $4,437                     $-         $-             $-              $-
  Investment Income Ratio to Net Assets /2/         1.26%                      -          -              -               -
  Expenses as a percent of Average
   Net Assets /3/                                   0.00%                      -          -              -               -
  Total Return, Lowest to Highest /4/              16.25%                      -          -              -               -

2003
  Units                                               317                  9,049      4,969          6,691             538
  Unit Fair Value, Lowest to Highest /1/           $12.69         $6.89 to $9.88     $16.04         $11.29          $12.93
  Net Assets                                       $4,022                $89,448    $79,714        $75,540          $6,953
  Investment Income Ratio to Net Assets /2/         1.73%                  0.00%      7.68%          0.75%           1.18%
  Expenses as a percent of Average
   Net Assets /3/                                   0.00%           0.55%, 0.00%      0.00%          0.00%           0.55%
  Total Return, Lowest to Highest /4/              32.62%      36.851% to 37.61%     22.72%         27.14%          24.80%

2002
  Units                                               328                  9,428      5,100          6,806             568
  Unit Fair Value, Lowest to Highest /1/            $9.57         $5.04 to $7.18     $13.07          $8.88          $10.36
  Net Assets                                       $3,138                $67,703    $66,676        $60,446          $5,885
  Investment Income Ratio to Net Assets /2/         0.67%                  0.44%      1.16%          0.86%           0.96%
  Expenses as a percent of Average
   Net Assets /3/                                   0.00%           0.55%, 0.00%      0.00%          0.00%           0.55%
  Total Return, Lowest to Highest /4/             -18.32%      -28.91 to -28.52%     21.44%        -22.94%         -12.05%

                                                 Templeton
                                             Foreign Securities
                                                Sub-Account
                                             ------------------
2006
  Units                                                   4,980
  Unit Fair Value, Lowest to Highest /1/       $12.79 to $13.59
  Net Assets                                            $66,144
  Investment Income Ratio to Net Assets /2/               1.13%
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%, 0.00%
  Total Return, Lowest to Highest /4/            6.92% to 7.21%

2005
  Units                                                   4,105
  Unit Fair Value, Lowest to Highest /1/       $11.96 to $12.67
  Net Assets                                            $50,489
  Investment Income Ratio to Net Assets /2/               1.31%
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%, 0.00%
  Total Return, Lowest to Highest /4/           9.85% to 10.45%

2004
  Units                                                   3,967
  Unit Fair Value, Lowest to Highest /1/       $10.89 to $11.47
  Net Assets                                            $44,358
  Investment Income Ratio to Net Assets /2/               1.21%
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%, 0.00%
  Total Return, Lowest to Highest /4/          18.22% to 18.87%

2003
  Units                                                   4,045
  Unit Fair Value, Lowest to Highest /1/         $9.21 to $9.65
  Net Assets                                            $38,293
  Investment Income Ratio to Net Assets /2/               2.00%
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%, 0.00%
  Total Return, Lowest to Highest /4/          31.83% to 32.55%

2002
  Units                                                   5,041
  Unit Fair Value, Lowest to Highest /1/         $6.99 to $7.28
  Net Assets                                            $36,141
  Investment Income Ratio to Net Assets /2/               1.76%
  Expenses as a percent of Average
   Net Assets /3/                                  0.55%, 0.00%
  Total Return, Lowest to Highest /4/        -18.85% to -18.40%

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)


6. UNIT VALUES, CONTINUED:

                                                          Templeton
                                                         Developing
                                                           Markets
                                                         Sub-Account
                                                         -----------
            2006
              Units                                            697
              Unit Fair Value, Lowest to Highest/ 1/         18.70
              Net Assets                                   $13,039
              Investment Income Ratio to Net Assets/ 2/      0.33%
              Expenses as a percent of Average
               Net Assets/ 3/                                0.55%
              Total Return, Lowest to Highest/ 4/            5.63%

            2005
              Units                                            796
              Unit Fair Value, Lowest to Highest/ 1/        $17.71
              Net Assets                                   $14,095
              Investment Income Ratio to Net Assets/ 2/      1.44%
              Expenses as a percent of Average
               Net Assets/ 3/                                0.55%
              Total Return, Lowest to Highest/ 4/           27.09%

            2004
              Units                                            890
              Unit Fair Value, Lowest to Highest/ 1/        $13.94
              Net Assets                                   $12,405
              Investment Income Ratio to Net Assets/ 2/      1.89%
              Expenses as a percent of Average
               Net Assets/ 3/                                0.55%
              Total Return, Lowest to Highest/ 4/           24.15%

            2003
              Units                                            921
              Unit Fair Value, Lowest to Highest/ 1/        $11.22
              Net Assets                                   $10,334
              Investment Income Ratio to Net Assets/ 2/      1.41%
              Expenses as a percent of Average
               Net Assets/ 3/                                0.55%
              Total Return, Lowest to Highest/ 4/           52.90%

            2002
              Units                                          1,109
              Unit Fair Value, Lowest to Highest/ 1/         $7.34
              Net Assets                                    $8,142
              Investment Income Ratio to Net Assets/ 2/      1.67%
              Expenses as a percent of Average
               Net Assets/ 3/                                0.55%
              Total Return, Lowest to Highest/ 4/           -0.51%

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements (Unaudited)

6. UNIT VALUES, CONTINUED:

     /1/ MLI sells a number of variable life products, which have unique combinations of features and fees that are charged against the policy owners cash value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     /2/ These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policy owner cash value either through the reduction of unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying portfolio in which the sub-accounts invest.

     /3/ These amounts represent the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit value. Charges made directly to policy owner cash value through the redemption of units and expenses of the underlying portfolio are excluded.

     /4/ These amounts represent the total return for the period indicated including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Concluded)

             METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)
                       CONSOLIDATED FINANCIAL STATEMENTS
                              for the Years Ended
                       December 31, 2005, 2004 and 2003
                                      and
            Report of Independent Registered Public Accounting Firm

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

      We have audited the accompanying consolidated balance sheets of MetLife Investors Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company and subsidiaries at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004 and recorded the impact as cumulative effect of change in accounting principles.

      /s/ DELOITTE & TOUCHE LLP
      Certified Public Accountants

      Tampa, Florida
      April 19, 2006
      (November 3, 2006 as to Note 12)

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of Metlife, Inc.)
                             CONSOLIDATED BALANCE SHEETS
                             DECEMBER 31, 2005 AND 2004
                   (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                              2005    2004
                                                                            -------  -------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost: $2,357
   and $2,173, respectively)                                                $ 2,348  $ 2,189
 Equity securities, at fair value (cost: $1 and $1, respectively)                 1        1
 Mortgage loans on real estate                                                   65      130
 Policy loans                                                                    28       28
 Real estate joint ventures held-for-investment                                   3        5
 Other limited partnership interests                                              3        2
 Short-term investments                                                          79      103
 Other invested assets                                                           28       15
                                                                            -------  -------
   Total investments                                                          2,555    2,473
Cash and cash equivalents                                                        17      174
Accrued investment income                                                        24       21
Premiums and other receivables                                                1,013      927
Deferred policy acquisition costs and value of business acquired                612      573
Current income taxes receivable                                                   -       23
Other assets                                                                    120       94
Separate account assets                                                       7,529    6,546
                                                                            -------  -------
   Total assets                                                             $11,870  $10,831
                                                                            =======  =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                     $   238  $   112
 Policyholder account balances                                                2,769    2,903
 Other policyholder funds                                                        22        9
 Current income taxes payable                                                     2        -
 Deferred income taxes payable                                                   36       36
 Payables for collateral under securities loaned transactions                   508      487
 Other liabilities                                                               39       36
 Separate account liabilities                                                 7,529    6,546
                                                                            -------  -------
   Total liabilities                                                        $11,143  $10,129
                                                                            =======  =======

Stockholder's Equity:
 Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 shares issued and outstanding                                        6        6
 Additional paid-in capital                                                     586      586
 Retained earnings                                                              139      104
 Accumulated other comprehensive income (loss)                                   (4)       6
                                                                            -------  -------
   Total stockholder's equity                                                   727      702
                                                                            -------  -------
   Total liabilities and stockholder's equity                               $11,870  $10,831
                                                                            =======  =======


            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                          CONSOLIDATED STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                2005  2004 2003
                                                                ----  ---- ----
REVENUES
Premiums                                                        $122  $ 19 $  7
Universal life and investment-type product policy fees           115   107   79
Net investment income                                            114   134  143
Other revenues                                                    61    71   65
Net investment gains (losses)                                     (6)   36  (25)
                                                                ----  ---- ----
   Total revenues                                                406   367  269
                                                                ----  ---- ----

EXPENSES
Policyholder benefits and claims                                 139    30   22
Interest credited to policyholder account balances               120   147  171
Other expenses                                                   103    99   80
                                                                ----  ---- ----
   Total expenses                                                362   276  273
                                                                ----  ---- ----

Income (loss) before provision (benefit) for income taxes         44    91   (4)
Provision (benefit) for income tax expense                         9    27   (3)
                                                                ----  ---- ----
Income (loss) before cummulative effect of change in accounting   35    64   (1)
Cumulative effect of change in accounting, net of income taxes     -     1    -
                                                                ----  ---- ----
Net income (loss)                                               $ 35  $ 65 $ (1)
                                                                ====  ==== ====




            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                   CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                                             ACCUMULATED
                                                                        ADDITIONAL              OTHER
                                                                 COMMON  PAID-IN   RETAINED COMPREHENSIVE
                                                                 STOCK   CAPITAL   EARNINGS INCOME (LOSS) TOTAL
                                                                 ------ ---------- -------- ------------- -----
Balance at January 1, 2003                                         $6      $431      $ 40       $  7      $484
Capital contribution                                                         56                             56
Comprehensive income (loss):
 Net loss                                                                              (1)                  (1)
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                             14        14
                                                                                                          ----
 Comprehensive income (loss)                                                                                13
                                                                 ---------------------------------------------
Balance at December 31, 2003                                        6       487        39         21       553
Capital contribution                                                        110                            110
Sale of subsidiary                                                          (11)                           (11)
Comprehensive income (loss):
 Net income                                                                            65                   65
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                            (15)      (15)
                                                                                                          ----
 Comprehensive income (loss)                                                                                50
                                                                 ---------------------------------------------
Balance at December 31, 2004                                        6       586       104          6       702
Comprehensive income (loss):
 Net Income                                                                            35                   35
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                            (10)      (10)
                                                                                                          ----
 Comprehensive income (loss)                                                                                25
                                                                 ---------------------------------------------
Balance at December 31, 2005                                       $6      $586      $139       $ (4)     $727
                                                                 =============================================



            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                        CONSOLIDATED STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                                                      2005     2004     2003
                                                                                                    -------  -------  -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                                   $    35  $    65  $    (1)
 Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
   Amortization of premiums and accretion of discounts associated with investments, net                   8       12        9
   (Gains) losses from sales of investments, net                                                          6      (36)      25
   Interest credited to policyholder account balances                                                   120      147      171
   Universal life and investment-type product policy fees                                              (115)    (107)     (79)
   Change in accrued investment income                                                                   (3)       5       (3)
   Change in premiums and other receivables                                                             (77)    (413)    (140)
   Change in deferred policy acquisition costs, net                                                     (29)     (77)     (98)
   Change in insurance-related liabilities                                                              125       26        2
   Change in income taxes payable                                                                        30        9       (9)
   Change in other assets                                                                                83       74       46
   Change in other liabilities                                                                            6      (30)     (65)
                                                                                                    -------  -------  -------
Net cash provided by (used in) operating activities                                                     189     (325)    (142)
                                                                                                    -------  -------  -------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturities                                                                                   2,025      990    1,149
   Mortgage loans on real estate                                                                         67      137       49
   Real estate and real estate joint ventures                                                             2        1        -
 Purchases of:
   Fixed maturities                                                                                  (2,245)  (1,029)  (1,672)
   Mortgage loans on real estate                                                                          -      (41)      (1)
   Real estate and real estate joint ventures                                                             -        -       (1)
 Net change in short-term investments                                                                    24      116      (97)
 Proceeds from sales of businesses                                                                        -       20        -
 Net change in other invested assets                                                                     (6)      (1)     (14)
                                                                                                    -------  -------  -------
Net cash provided by (used in) investing activities                                                    (133)     193     (587)
                                                                                                    -------  -------  -------

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                                           1,355    1,811    2,180
   Withdrawals                                                                                       (1,589)  (1,864)  (1,978)
 Net change in payables for collateral under securities loaned transactions                              21      100      387
 Capital contribution                                                                                     -      110       56
                                                                                                    -------  -------  -------
Net cash provided by (used in) financing activities                                                    (213)     157      645
                                                                                                    -------  -------  -------
Change in cash and cash equivalents                                                                    (157)      25      (84)
Cash and cash equivalents, beginning of year                                                            174      149      233
                                                                                                    -------  -------  -------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                              $    17  $   174  $   149
                                                                                                    =======  =======  =======
Supplemental disclosures of cash flow information:
 Net cash paid (refunded) during the year:
   Income taxes                                                                                     $   (19) $    21  $     6
                                                                                                    =======  =======  =======

            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

      BUSINESS

      MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company, and subsidiaries (the "Company") is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company owns 100% of the outstanding shares of MetLife Investors Insurance Company of California ("MLIICCA"), a California domiciled life insurance company. On October 1, 2004 the Company was sold by COVA Corporation ("COVA"), a wholly owned subsidiary of MetLife, to MetLife.

      On October 1, 2004, First MetLife Investors Insurance Company ("FMLI") was sold to MetLife for $34 million in consideration. As a result, the Company recognized a decrease to equity of $11 million in paid in capital and $1 million in accumulated other comprehensive income. Total assets and liabilities of the entity sold at the date of sale were $920 million and $874 million, respectively. Total net income of the entity sold included in the consolidated statements of income was $2 million for both years ended December 31, 2004 and 2003.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life and universal life insurance policies. The Company is licensed to do business in 46 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      BASIS OF PRESENTATION

      The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany accounts and transactions have been eliminated.

      The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

      Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include, $100 million and $387 million relating to the net change in payable for collateral under securities loaned transactions which was reclassified from cash flows from investing activities to cash flows from financing activities on the consolidated statements of cash flows for the years ended December 31, 2004 and 2003, respectively. Reflected in the consolidated balance sheets and the consolidated statements of cash flows is a reclassification of the reinsurance receivables. Premiums and other receivables and other liabilities

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      reclassifications on the consolidated balance sheets include $14 million at December 31, 2004. The net effect to the change in premiums and other receivables and the change in other liabilities on the consolidated statements of cash flows is $14 million and $69 million for the years ended December 31, 2004 and 2003, respectively.

      SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits; (vii) accounting for reinsurance transactions; and (viii) the liability for litigation and regulatory matters. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans on real estate, each of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
      (viii) other subjective factors, including concentrations and

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
      (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into real estate joint ventures and other limited partnerships for which the Company may by deemed to be the primary beneficiary and, therefore, may by required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party. The Company was not deemed to be the primary beneficiary for any of its real estate joint ventures or limited partnerships as of December 31, 2005 and 2004.

      DERIVATIVES

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

      LIABILITY FOR FUTURE POLICY BENEFITS

      The Company establishes liabilities for amounts payable under insurance policies, including term life and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

      Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      LITIGATION

      The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular annual periods.

      SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "-- Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment. Real estate acquired upon foreclosure of commercial mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Other invested assets consist principally of derivatives carried at fair value as determined by quoted market prices or through the use of pricing models.

      DERIVATIVE FINANCIAL INSTRUMENTS

      Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its Derivatives Use Plan. Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

      Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

      Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income (loss), a separate component of shareholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. The Company had no cash flow hedges during the years ended December 31, 2005, 2004, and 2003.

      In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The Company had no foreign operations, nor hedges for net investments in foreign operations during the years ended December 31, 2005, 2004 and 2003.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item;
      (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur;
      (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheets, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheets, with changes in its fair value recognized in the current period as net investment gains (losses).

      CASH AND CASH EQUIVALENTS

      The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      DAC represents the costs of acquiring new and renewal insurance business that vary with, and is primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

      DAC is amortized with interest over the expected life of the contract for universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating term life and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      SALES INDUCEMENTS

      The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      GOODWILL

      Goodwill is the excess of cost over the fair value of net assets acquired and is included in Other Assets. The Company recognized no impairments of goodwill during the years ended December 31, 2005 and 2003. Goodwill was $33 million as of December 31, 2005 and 2004 and $34 million as of December 31, 2003. During 2004, dispositions of goodwill of $0.2 million is related to the sale of FMLI.

      Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities average is 5%.

      Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2% to 8%.

      Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 14%, less expenses, mortality charges, and withdrawals.

      The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

      . Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poors 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      . Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

      . Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWBs was transferred to an affiliate through a financial reinsurance agreement. The fair value of GMWBs, included in policyholder account balances, and the financing agreement, included in premiums and other receivables, were both $1 million at December 31, 2005.

      The fair value of the GMWBs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

      OTHER POLICYHOLDER FUNDS

      Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to term life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues include reinsurance financing fees and advisory fees. Such fees are recognized in the period in which services are performed.

      FEDERAL INCOME TAXES

      The Company and its includable life insurance subsidiary file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. The Company filed a consolidated return for 2004 with MLIICCA and FMLI. The operations of FMLI included in the 2004 consolidated return were through September 30, 2004, and after that time FMLI filed a separate standalone return. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheets dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

      REINSURANCE

      The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts due from reinsurers, for long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

      The Company enters into financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in premiums and other receivables. The amount of revenue on these contracts represents fees and other cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
      (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts. See "-- Application of Recent Accounting Pronouncements."

      The Company's revenues reflect fees charged to the separate accounts, primarily including policy administration fees and investment management fees.

      EMPLOYEE BENEFIT PLANS

      The Company participates in a noncontributory defined benefit pension plan sponsored by Metropolitan Life Insurance Company ("Metropolitan Life"), an affiliate, covering employees who meet specified eligibility requirements. The reported expense associated with this plan requires an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by Metropolitan Life. Metropolitan Life's management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity. The Company's share of net expense for the pension plan was insignificant for the years ended December 31, 2005, 2004, and 2003.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS
      No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

      . In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, EMBEDDED DERIVATIVES: EVALUATION OF NET SETTLEMENT WITH RESPECT TO THE SETTLEMENT OF A DEBT INSTRUMENT THROUGH EXERCISE OF AN EMBEDDED PUT OPTION OR CALL OPTION ("Issue B38") and SFAS 133 Implementation Issue No. B39, EMBEDDED DERIVATIVES: APPLICATION OF PARAGRAPH 13(B) TO CALL OPTIONS THAT ARE EXERCISABLE ONLY BY THE DEBTOR ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

      . Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and
          (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheets and changes in fair value are reported in income. Issue B36 did not have a material impact on the Company's consolidated financial statements.

      . Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

      In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

      Effective July 1, 2005, the Company adopted SFAS No. 153, EXCHANGES OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

      In June 2005, the FASB completed its review of EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("SFAS 115"), that are impaired at the balance sheets date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FASB Staff Position ("FSP") 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

      In June 2005, the EITF reached consensus on Issue No. 04-5, DETERMINING WHETHER A GENERAL PARTNER, OR THE GENERAL PARTNERS AS A GROUP, CONTROLS A LIMITED PARTNERSHIP OR SIMILAR ENTITY WHEN

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      THE LIMITED PARTNERS HAVE CERTAIN RIGHTS ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

      In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's consolidated financial statements.

      Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, ACCOUNTING FOR INVESTMENTS IN LIMITED LIABILITY COMPANIES ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

      Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practice Aid ("TPA"), issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released FSP No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1"), which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $1 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $3 million, including the cumulative effect of adoption.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 7.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2.  INVESTMENTS

      FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                DECEMBER 31, 2005
                                       ------------------------------------------
                                        COST OR  GROSS UNREALIZED ESTIMATED
                                       AMORTIZED ----------------   FAIR    % OF
                                         COST    GAIN     LOSS      VALUE   TOTAL
                                       --------- ----     ----    --------- -----
                                                  (IN MILLIONS)
     U.S. corporate securities          $  932   $ 6      $11      $  927    39.5%
     Residential mortgage-backed
       securities                          582     3        5         580    24.7
     Foreign corporate securities          175     2        2         175     7.5
     U.S. treasury / agency securities     153     1        -         154     6.5
     Commercial mortgage-backed
       securities                          297     -        6         291    12.4
     Asset-backed securities               174     1        1         174     7.4
     Foreign government securities          40     4        1          43     1.8
     State and political subdivision
       securities                            4     -        -           4     0.2
                                        ------   ---      ---      ------   -----
       Total fixed maturities           $2,357   $17      $26      $2,348   100.0%
                                        ======   ===      ===      ======   =====
     Equity securities                  $    1   $ -      $ -      $    1   100.0%
                                        ======   ===      ===      ======   =====

                                                DECEMBER 31, 2004
                                       ------------------------------------------
                                        COST OR  GROSS UNREALIZED ESTIMATED
                                       AMORTIZED ----------------   FAIR    % OF
                                         COST    GAIN     LOSS      VALUE   TOTAL
                                       --------- ----     ----    --------- -----
                                                  (IN MILLIONS)
     U.S. corporate securities          $  946   $16      $ 3      $  959    43.8%
     Residential mortgage-backed
       securities                          384     3        1         386    17.6
     Foreign corporate securities          104     3        1         106     4.8
     U.S. treasury / agency securities     276     -        1         275    12.6
     Commercial mortgage-backed
       securities                          259     1        2         258    11.8
     Asset-backed securities               185     1        1         185     8.5
     Foreign government securities          15     1        -          16     0.7
     State and political subdivision
       securities                            4     -        -           4     0.2
                                        ------   ---      ---      ------   -----
       Total fixed maturities           $2,173   $25      $ 9      $2,189   100.0%
                                        ======   ===      ===      ======   =====
     Equity securities                  $    1   $ -      $ -      $    1   100.0%
                                        ======   ===      ===      ======   =====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company held foreign currency derivatives with notional amounts of $4 million and $1 million to hedge exchange risk associated with foreign bonds and loans at December 31, 2005 and 2004, respectively.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $128 million and $55 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $4 million and $2 million at December 31, 2005 and 2004, respectively. Non-income producing fixed maturities were less than $1 million at December 31, 2005. There were no non-income producing fixed maturities at December 31, 2004. There were no significant unrealized gains (losses) associated with non-income producing fixed maturities for both years ended December 31, 2005 and 2004.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                  DECEMBER 31,
                                     ---------------------------------------
                                            2005                2004
                                     ------------------- -------------------
                                      COST OR  ESTIMATED  COST OR  ESTIMATED
                                     AMORTIZED   FAIR    AMORTIZED   FAIR
                                       COST      VALUE     COST      VALUE
                                     --------- --------- --------- ---------
                                                  (IN MILLIONS)
    Due in one year or less           $  121    $  121    $  171    $  173
    Due after one year through five
      years                              605       601       881       889
    Due after five years through ten
      years                              407       407       208       211
    Due after ten years                  171       174        85        87
                                      ------    ------    ------    ------
      Subtotal                         1,304     1,303     1,345     1,360
    Mortgage-backed, commercial
      mortgage-backed and other
      asset-backed securities          1,053     1,045       828       829
                                      ------    ------    ------    ------
      Total fixed maturities          $2,357    $2,348    $2,173    $2,189
                                      ======    ======    ======    ======

      Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                          YEARS ENDED DECEMBER 31,
                                          -----------------------
                                           2005     2004    2003
                                           ------   ----    ----
                                             (IN MILLIONS)
                  Proceeds                $1,645    $353    $712
                  Gross investment gains  $    2    $ 34    $  8
                  Gross investment losses $  (19)   $ (5)   $ (7)

      There were insignificant investment writedowns during 2005. Gross investment losses above exclude writedowns recorded during 2004 and 2003 for other than temporarily impaired available-for-sale fixed maturities and equity securities of $2 million and $22 million, respectively.

      The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

      UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                    DECEMBER 31, 2005
                                            -----------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                            --------------------- --------------------- ---------------------
                                                         GROSS                 GROSS                 GROSS
                                            ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                            FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                            ---------- ---------- ---------- ---------- ---------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities                     $  483      $ 9        $ 87        $2       $  570      $11
Residential mortgage-backed securities           363        4          41         1          404        5
Foreign corporate securities                      95        1          24         1          119        2
U.S. treasury / agency securities                 83        -           -         -           83        -
Commercial mortgage-backed securities            254        5          30         1          284        6
Asset-backed securities                           86        1           6         -           92        1
Foreign government securities                      6        1           -         -            6        1
State and political subdivision securities         4        -           -         -            4        -
                                              ------      ---        ----        --       ------      ---
 Total fixed maturities                       $1,374      $21        $188        $5       $1,562      $26
                                              ======      ===        ====        ==       ======      ===
Total number of securities in an unrealized
  loss position                                  220                   58                    278
                                              ======                 ====                 ======

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                    DECEMBER 31, 2004
                                            -----------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                            --------------------- --------------------- ---------------------
                                                         GROSS                 GROSS                 GROSS
                                            ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                            FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                            ---------- ---------- ---------- ---------- ---------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities                      $402        $3        $ 9         $-       $  411       $3
Residential mortgage-backed securities          130         1         21          -          151        1
Foreign corporate securities                     27         -         12          1           39        1
U.S. treasury / agency securities               156         1          -          -          156        1
Commercial mortgage-backed securities           177         1         26          1          203        2
Asset-backed securities                          67         1          -          -           67        1
                                               ----        --        ---         --       ------       --
 Total fixed maturities                        $959        $7        $68         $2       $1,027       $9
                                               ====        ==        ===         ==       ======       ==
Total number of securities in an unrealized
  loss position                                 212                   14                     226
                                               ====                  ===                  ======

      The Company did not have equity securities in an unrealized loss position at either December 31, 2005 or 2004.

      AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                                   DECEMBER 31, 2005
                                                   --------------------------------------------------
                                                   COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                         COST             LOSSES         SECURITIES
                                                   ----------------  ---------------- ----------------
                                                   LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                      20%      MORE     20%     MORE     20%     MORE
                                                   ---------  ------ --------- ------ --------- ------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months                                $1,128      $2      $14      $1      181      1
Six months or greater but less than nine months         86       -        2       -        1      -
Nine months or greater but less than twelve months     179       -        4       -       37      -
Twelve months or greater                               193       -        5       -       58      -
                                                    ------      --      ---      --      ---      -
 Total                                              $1,586      $2      $25      $1      277      1
                                                    ======      ==      ===      ==      ===      =

                                                                   DECEMBER 31, 2004
                                                   --------------------------------------------------
                                                   COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                         COST             LOSSES         SECURITIES
                                                   ----------------  ---------------- ----------------
                                                   LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                      20%      MORE     20%     MORE     20%     MORE
                                                   ---------  ------ --------- ------ --------- ------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months                                $  713      $-      $4       $-      148      -
Six months or greater but less than nine months        212       -       3        -       53      -
Nine months or greater but less than twelve months      41       -       -        -       11      -
Twelve months or greater                                70       -       2        -       13      1
                                                    ------      --      --       --      ---      -
 Total                                              $1,036      $-      $9       $-      225      1
                                                    ======      ==      ==       ==      ===      =

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      As of December 31, 2005, $25 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $9 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented less than 1% of the cost or amortized cost of such securities.

      As of December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. Such unrealized losses have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, the unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost were less than $1 million.

      As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

      SECURITIES LENDING PROGRAM

      The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $487 million and $472 million and an estimated fair value of $488 million and $475 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $508 million and $487 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was no security collateral at December 31, 2005 and 2004 on deposit from customers in connection with securities lending transactions.

      ASSETS ON DEPOSIT

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at both December 31, 2005 and 2004, consisting primarily of fixed maturity securities.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      MORTGAGE LOANS ON REAL ESTATE

      Mortgage loans on real estate were categorized as follows:

                                                   DECEMBER 31,
                                                   ------------
                                                   2005    2004
                                                   ----    ----
                                                   (IN MILLIONS)
                   Commercial mortgage loans       $65     $131
                   Less: Valuation allowances        -        1
                                                   ---     ----
                     Mortgage loans on real estate $65     $130
                                                   ===     ====

      Mortgage loans are collateralized by properties in the United States. At December 31, 2005, approximately 31%, 19% and 13% of the properties were located in California, Texas and Pennsylvania, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

      Changes in loan valuation allowances for mortgage loans on real estate were as follows:

                                              YEARS ENDED DECEMBER 31,
                                              ------------------------
                                              2005     2004    2003
                                              ----     ----    ----
                                              (IN MILLIONS)
                   Balance, beginning of year $ 1      $ 1      $1
                   Additions                    -        1       -
                   Deductions                  (1)      (1)      -
                                              ---      ---      --
                   Balance, end of year       $ -      $ 1      $1
                                              ===      ===      ==

      There were no impaired mortgage loans on real estate at December 31, 2005 and 2004.

      The Company's average investment in impaired loans was insignificant for the year ended December 31, 2005. The average investment in impaired loans was $1 million and $4 million for the years ended December 31, 2004 and 2003, respectively. The Company did not recognize interest income on impaired loans for the year ended December 31, 2005. Interest income on impaired loans was $1 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

      The Company did not have restructured loans at December 31, 2005 and 2004.

      There were no mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure at December 31, 2005 and 2004.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      REAL ESTATE JOINT VENTURES

      Real estate joint ventures held-for-investment at December 31, 2005 and 2004 were $3 million and $5 million, respectively.

      At December 31, 2005, 100% of the Company's real estate holdings consisted of office buildings located in Illinois.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2005     2004    2003
                                                          ----     ----    ----
                                                          (IN MILLIONS)
        Fixed maturities                                  $114     $111    $114
        Mortgage loans on real estate                        9       20      22
        Policy loans                                         3        2       2
        Cash, cash equivalents and short-term investments    6        7       9
                                                            ----    ----    ----
          Total                                            132      140     147
        Less: Investment expenses                           18        6       4
                                                            ----    ----    ----
          Net investment income                           $114     $134    $143
                                                            ====    ====    ====

      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                                YEARS ENDED DECEMBER 31,
                                                -----------------------
                                                2005     2004    2003
                                                ----     ----    ----
                                                 (IN MILLIONS)
                Fixed maturities                $(17)    $27     $(21)
                Mortgage loans on real estate      1      10        -
                Derivatives                       12      (1)      (4)
                Other                             (2)      -        -
                                                 ----    ---      ----
                  Net investment gains (losses) $ (6)    $36     $(25)
                                                 ====    ===      ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      -----------------------
                                                      2005    2004    2003
                                                      ----    ----    ----
                                                       (IN MILLIONS)
           Fixed maturities                           $(9)    $16     $ 68
           Amounts related to:
             DAC and VOBA                               3      (7)     (36)
           Deferred income taxes                        2      (3)     (11)
                                                      ---     ---      ----
             Net unrealized investment gains (losses) $(4)    $ 6     $ 21
                                                      ===     ===      ====

      The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -----------------------
                                                              2005     2004     2003
                                                              ----     ----     ----
                                                               (IN MILLIONS)
  Balance, beginning of year                                  $  6     $ 21     $ 7
  Unrealized investment gains (losses) during the year         (25)     (54)     28
  Unrealized investment gains of subsidiaries at date of sale    -        2       -
  Unrealized investment (losses) gains related to:
    DAC and VOBA                                                10       29      (7)
  Deferred income taxes                                          5        8      (7)
                                                               ----     ----    ---
  Balance, end of year                                        $ (4)    $  6     $21
                                                               ====     ====    ===
  Net change in unrealized investment gains (losses)          $(10)    $(15)    $14
                                                               ====     ====    ===

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3.  DERIVATIVE FINANCIAL INSTRUMENTS

      TYPES OF DERIVATIVE INSTRUMENTS

      The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                             DECEMBER 31, 2005           DECEMBER 31, 2004
                        --------------------------- ---------------------------
                                 CURRENT MARKET OR           CURRENT MARKET OR
                                     FAIR VALUE                  FAIR VALUE
                        NOTIONAL ------------------ NOTIONAL ------------------
                         AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                        -------- ------ ----------- -------- ------ -----------
                                             (IN MILLIONS)
 Interest rate swaps     $    2   $ -       $-       $    7   $ -       $3
 Interest rate floors     2,460    28        -        1,260    15        -
 Financial futures           86     -        1          108     -        1
 Foreign currency swaps       4     -        -            1     -        -
 Credit default swaps        30     -        -           10     -        -
                         ------   ---       --       ------   ---       --
    Total                $2,582   $28       $1       $1,386   $15       $4
                         ======   ===       ==       ======   ===       ==

      The above table does not include notional values for equity variance swaps. At December 31, 2005 and 2004, the Company owned 2,500 and 0 equity variance swaps contracts, respectively. Market values for equity variance swaps are insignificant and were not included in the preceding table.

      The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                            REMAINING LIFE
                          ---------------------------------------------------
                                      AFTER ONE  AFTER FIVE
                                         YEAR       YEARS
                          ONE YEAR OR  THROUGH   THROUGH TEN AFTER TEN
                             LESS     FIVE YEARS    YEARS      YEARS   TOTAL
                          ----------- ---------- ----------- --------- ------
                                             (IN MILLIONS)
   Interest rate swaps        $ -        $ -       $    2       $-     $    2
   Interest rate floors         -          -        2,460        -      2,460
   Financial futures           86          -            -        -         86
   Foreign currency swaps       -          1            3        -          4
   Credit default swaps         -         30            -        -         30
                              ---        ---       ------       --     ------
      Total                   $86        $31       $2,465       $-     $2,582
                              ===        ===       ======       ==     ======

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

      Interest rate floors are used by the Company primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level.

      In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

      Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted in interest rates and they can be used to modify or hedge existing interest rate risk.

      Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As noted above, equity variance swaps are not included in the preceding table.

      Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

      HEDGING

      The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                         DECEMBER 31, 2005           DECEMBER 31, 2004
                    --------------------------- ---------------------------
                                 FAIR VALUE                  FAIR VALUE
                    NOTIONAL ------------------ NOTIONAL ------------------
                     AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                    -------- ------ ----------- -------- ------ -----------
                                         (IN MILLIONS)
     Non-qualifying  $2,582   $28       $1       $1,386   $15       $4
                     ======   ===       ==       ======   ===       ==

      The following table provides the settlement payments recorded in income for the:

                                                  YEARS ENDED DECEMBER 31,
                                                  -----------------------
                                                  2005         2004
                                                  ----         ----
                                                  (IN MILLIONS)
                    Non-qualifying hedges:
                    Net investment gains (losses)  $1          $(1)
                                                   ==          ===

      The Company recognized insignificant net investment income (expense) from qualifying hedge settlement payments and insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2003.

      FAIR VALUE HEDGES

      The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments;
      (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

      The Company did not have any fair value hedges during the years ended December 31, 2005 or 2004. The Company recognized ($4) million in net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2003.

      All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness for the year December 31, 2003. There were no instances in which the Company

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

      NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

      The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging:
      (i) interest rate swaps, purchased floors, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency swaps to minimize its exposure to adverse movements in exchange rates;
      (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) credit default swaps to diversify its credit risk exposure in certain portfolios; (v) equity variance swaps to economically hedge liabilities; (vi) interest rate futures to economically hedge liabilities embedded in certain variable annuity products.

      For the years ended December 31, 2005 and 2004 the Company recognized as net investment gains (losses) changes in fair value of $11 million and ($4) million related to derivatives that do not qualify for hedge accounting. For the year ended December 31, 2003 the Company recognized insignificant net investment gains (losses) related to changes in fair value of derivatives that do not qualify for hedge accounting.

      CREDIT RISK

      The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

      The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


4.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                 DEFERRED
                                                  POLICY    VALUE OF
                                                ACQUISITION BUSINESS
                                                   COSTS    ACQUIRED TOTAL
                                                ----------- -------- -----
                                                      (IN MILLIONS)
     Balance at January 1, 2003                    $224       $193   $417
       Capitalizations                              132          -    132
                                                   ----       ----   ----
           Total                                    356        193    549
                                                   ----       ----   ----
       Less amortization related to:
         Net investment gains (losses)               (4)        (2)    (6)
         Unrealized investment gains (losses)         6          1      7
         Other expenses                              20         19     39
                                                   ----       ----   ----
           Total amortization                        22         18     40
                                                   ----       ----   ----
     Balance at December 31, 2003                   334        175    509
       Capitalizations                              126          -    126
                                                   ----       ----   ----
           Total                                    460        175    635
                                                   ----       ----   ----
       Less amortization related to:
         Net investment gains (losses)                2          3      5
         Unrealized investment gains (losses)       (15)       (14)   (29)
         Other expenses                              41          3     44
                                                   ----       ----   ----
           Total amortization                        28         (8)    20
                                                   ----       ----   ----
       Less: Dispositions and other                 (41)        (1)   (42)
                                                   ----       ----   ----
     Balance at December 31, 2004                   391        182    573
       Capitalizations                               66          -     66
                                                   ----       ----   ----
           Total                                    457        182    639
                                                   ----       ----   ----
       Less amortization related to:
         Unrealized investment gains (losses)        (4)        (6)   (10)
         Other expenses                              12         25     37
                                                   ----       ----   ----
           Total amortization                         8         19     27
                                                   ----       ----   ----
     Balance at December 31, 2005                  $449       $163   $612
                                                   ====       ====   ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $14 million in 2006, $14 million in 2007, $13 million in 2008, $13 million in 2009, and $13 million in 2010.

      Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      SALES INDUCEMENTS

      Changes in deferred sales inducements, which are reported within other assets in the consolidated balance sheets, are as follows:

                                              YEARS ENDED DECEMBER 31,
                                              -----------------------
                                              2005        2004
                                              ----        ----
                                              (IN MILLIONS)
                       Balance at January 1   $59         $ 50
                       Capitalization          19           25
                       Amortization            (3)          (5)
                       Dispositions             -          (11)
                                              ---            ----
                       Balance at December 31 $75         $ 59
                                              ===            ====

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company had the following types of guarantees relating to annuity contracts at:

                                                   DECEMBER 31,
                           ---------------------------------------------------------
                                        2005                           2004
                           --------------------------     --------------------------
                           IN THE EVENT        AT         IN THE EVENT        AT
                             OF DEATH     ANNUITIZATION     OF DEATH     ANNUITIZATION
                           ------------   -------------   ------------   -------------
                                                   (IN MILLIONS)
RETURN OF NET DEPOSITS
  Account value             $   1,333           N / A      $     791           N / A
  Net amount at risk        $       1 (1)       N / A      $       1 (1)       N / A
  Average attained age of
  contractholders            64 years           N / A       62 years           N / A
ANNIVERSARY CONTRACT VALUE
  OR MINIMUM RETURN
  Account value             $   7,451       $   4,414      $   6,933       $   3,623
  Net amount at risk        $     160 (1)   $      30 (2)  $     188 (1)   $      19 (2)
  Average attained age of
  contractholders            64 years        60 years       64 years        59 years

      --
      (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheets date.
      (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      The Company has guaranteed death and annuitization benefit liabilities on its annuity contracts of $17 million and $9 million, at December 31, 2005 and 2004, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers for the same amounts. Therefore, the Company has no net liability at December 31, 2005 and 2004.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                            DECEMBER 31,
                                            -------------
                                             2005   2004
                                            ------ ------
                                            (IN MILLIONS)
                      Mutual Fund Groupings
                        Equity              $6,247 $5,211
                        Bond                   532    608
                        Balanced               439    411
                        Money Market            67     58
                        Specialty               84     90
                                            ------ ------
                          TOTAL             $7,369 $6,378
                                            ====== ======

      SEPARATE ACCOUNTS

      Separate account assets and liabilities include pass-through separate accounts totaling $7,529 million and $6,546 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk.

      Fees charged to the separate accounts by the Company (primarily including policy administration fees and investment management fees) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $93 million, $88 million and $65 million for the years ended December 31, 2005, 2004 and 2003, respectively.

      For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis.
      Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

      In addition to reinsuring mortality risk as described above, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      particular travel, avocation and lifestyle hazards. The Company reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

      The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               -----------------------
                                                               2005     2004    2003
                                                               ----     ----    ----
                                                               (IN MILLIONS)
   Direct premiums earned                                      $122     $20     $11
   Reinsurance ceded                                              -      (1)     (4)
                                                                 ----   ---     ---
   Net premiums earned                                         $122     $19     $ 7
                                                                 ====   ===     ===
   Reinsurance recoveries netted against policyholder benefits
     and claims                                                $  -     $ 3     $ -
                                                                 ====   ===     ===

      Written premiums are not materially different than earned premiums presented in the preceding table.

      Reinsurance recoverables, included in premiums and other receivables, were insignificant at December 31, 2005 and 2004.

6.  INCOME TAXES

      The provision (benefit) for income taxes was as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                   2005    2004    2003
                                                   ----    ----    ----
                                                    (IN MILLIONS)
              Current:
                Federal                             $4     $(6)    $  9
              Deferred:
                Federal                              5      33      (12)
                                                    --     ---      ----
              Provision (benefit) for income taxes  $9     $27     $ (3)
                                                    ==     ===      ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Reconciliations of the income tax provision at the U.S. statutory rate to the provision (benefit) for income taxes as reported were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                   2005     2004    2003
                                                   ----     ----    ----
                                                   (IN MILLIONS)
              Tax provision at U.S. statutory rate $15      $32     $(1)
              Tax effect of:
                Tax exempt investment income        (6)      (5)     (2)
                                                   ---      ---     ---
              Provision (benefit) for income taxes $ 9      $27     $(3)
                                                   ===      ===     ===

      Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                        DECEMBER 31,
                                                        ------------
                                                        2005   2004
                                                        ----   ----
                                                        (IN MILLIONS)
             Deferred income tax assets:
               Policyholder liabilities and receivables $ 89   $ 99
               Net operating loss carryforwards           53     39
               Capital loss carryforwards                 16     10
               Tax credit carryforwards                    2      -
               Intangibles                                 2      3
               Net unrealized investment losses            2      -
               Other                                       2      -
                                                        ----   ----
                                                         166    151
                                                        ----   ----
             Deferred income tax liabilities:
               Investments                                12      7
               Deferred policy acquisition costs         190    176
               Net unrealized investment gains             -      3
               Other                                       -      1
                                                        ----   ----
                                                         202    187
                                                        ----   ----
             Net deferred income tax liability          $(36)  $(36)
                                                        ====   ====

      The Company has capital loss carryforwards of $44 million at December 31, 2005 which will expire between 2006 and 2010. The Company has net operating losses of $152 million which will expire between 2019 and 2020. A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      All years through and including 2001 are closed and no longer subject to Internal Revenue Service audit. The years 2002 and forward are open and subject to audit. The Company believes that any adjustment that might be required for open years will not have a material effect on the Company's consolidated financial statements.

7.  CONTINGENCIES AND GUARANTEES

      CONTINGENCIES

      LITIGATION

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife, the parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information regarding and relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents from MetLife regarding a broker and certain Ohio public entity groups. Other insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      compensation. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices. It is possible that additional requests for information and/or investigations may be commenced.

      Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular annual periods.

      INSOLVENCY ASSESSMENTS

      Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for the years ended December 31, 2005, 2004 and 2003. The Company maintained a liability of $12 million, and a related asset for premium tax offsets of less than $1 million, at December 31, 2005 for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers.

      GUARANTEES

      In the course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      provide indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

      In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

      The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

8.  EQUITY

      DIVIDEND RESTRICTIONS

      Under the Missouri Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). However, dividends may only be paid from positive balances in statutory unassigned funds. Since MLIIC's statutory unassigned funds surplus is less than zero, no dividends are permissible in 2006 without prior approval of the insurance commissioner.

      There were no capital contributions received in 2005. MLIIC received cash capital contributions of $110 million from MetLife in 2004 and $56 million from COVA in 2003.

      STATUTORY EQUITY AND INCOME

      MLIIC's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      within certain levels, each of which requires specified corrective action. MLIIC exceeded the minimum risk-based capital requirements for all periods presented herein.

      The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance ("Department") has adopted codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of MLIIC.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

      Statutory net income (loss) of MLIIC, a Missouri domiciled insurer, was $1 million, ($168) million and $40 million for the years ended
      December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $175 million and $182 million at December 31, 2005 and 2004, respectively.

      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income
      (loss) for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                YEARS ENDED DECEMBER 31,
                                                                -----------------------
                                                                2005     2004    2003
                                                                ----     ----    ----
                                                                  (IN MILLIONS)
Holding losses on investments arising during the year           $(38)    $(40)   $ (5)
Income tax effect of holding losses                               13       14       2
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
    income                                                         4      (27)     23
  Amortization of premiums and accretion of and discounts
    associated with investments                                    9       13      10
  Income tax effect                                               (5)       5     (11)
Allocation of holding gains (losses) on investments relating to
  other policyholder amounts                                      10       29      (7)
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts                                      (3)     (10)      2
Unrealized investment gains of subsidiary at date of sale          -        2       -
Deferred income taxes on unrealized investment gains of
  subsidiary at date of sale                                       -       (1)      -
                                                                 ----     ----    ----
Other comprehensive income (loss)                               $(10)    $(15)   $ 14
                                                                 ====     ====    ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


9.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                             YEARS ENDED DECEMBER 31,
                                             -----------------------
                                             2005     2004     2003
                                             ----     -----   -----
                                                (IN MILLIONS)
                Compensation                 $  1    $   1    $   1
                Commissions                    71      115      122
                Amortization of DAC and VOBA   37       49       33
                Capitalization of DAC         (66)    (126)    (132)
                Other                          60       60       56
                                              ----    -----   -----
                  Total other expenses       $103    $  99    $  80
                                              ====    =====   =====

10. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                                               CARRYING ESTIMATED
DECEMBER 31, 2005                                               VALUE   FAIR VALUE
-----------------                                              -------- ----------
                                                                  (IN MILLIONS)
ASSETS:
  Fixed maturities                                              $2,348    $2,348
  Equity securities                                             $    1    $    1
  Mortgage loans on real estate                                 $   65    $   65
  Policy loans                                                  $   28    $   28
  Short-term investments                                        $   79    $   79
  Cash and cash equivalents                                     $   17    $   17
LIABILITIES:
  Policyholder account balances                                 $2,630    $2,516
  Payables for collateral under securities loaned transactions  $  508    $  508

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                        ESTIMATED
                                                               CARRYING   FAIR
DECEMBER 31, 2004                                               VALUE     VALUE
-----------------                                              -------- ---------
                                                                 (IN MILLIONS)
ASSETS:
  Fixed maturities                                              $2,189   $2,189
  Equity securities                                             $    1   $    1
  Mortgage loans on real estate                                 $  130   $  136
  Policy loans                                                  $   28   $   28
  Short-term investments                                        $  103   $  103
  Cash and cash equivalents                                     $  174   $  174
LIABILITIES:
  Policyholder account balances                                 $2,763   $2,710
  Payables for collateral under securities loaned transactions  $  487   $  487

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      FIXED MATURITIES AND EQUITY SECURITIES

      The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

      MORTGAGE LOANS ON REAL ESTATE

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

      POLICY LOANS

      The carrying values for policy loans approximate fair value.

      CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

      The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      POLICYHOLDER ACCOUNT BALANCES

      The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

      PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED TRANSACTIONS

      The carrying values of payables under securities loaned transactions approximate fair value.

      DERIVATIVE FINANCIAL INSTRUMENTS

      The fair value of derivative instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

11. RELATED PARTY TRANSACTIONS

      The Company is a party to a service agreement with its affiliate, Metropolitan Life, that provides for a broad range of services to be rendered. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. Services are requested by the Company as deemed necessary for its business and investment operations. The agreement involves a cost allocation arrangement, under which the Company pays for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services provided. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2005, 2004 and 2003 by the Company, recorded in other expenses were $49 million, $53 million and $47 million, respectively.

      At December 31, 2005 and 2004, amounts due to/(from) affiliates of approximately ($19) million and ($13) million, respectively, relate primarily to Met Investors Advisory, LLC, FMLI, and MetLife Investors Distribution Company.

      Since the Company is a member of a controlled group of affiliated companies its results may not be indicative of those of a stand-alone entity.

      As of December 31, 2005 and 2004, respectively, the Company held $76 million and $103 million of its total invested assets in the MetLife Intermediate Income Pool which is an affiliated partnership. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company did not transfer assets for the year ended December 31, 2005. The Company transferred assets with a cost or amortized cost and fair market value of $256 million and $288 million, respectively, for the year ended December 31, 2004. The realized capital gains (losses) recognized on these transfers was $32 million for the year ended December 31, 2004. There were no significant realized capital gains (losses) recognized on transfers for the year ended December 31, 2003. The Company purchased assets from affiliates with a fair market value of $4 million and $0 million for the years ended December 31, 2005 and 2004, respectively.

12. SUBSEQUENT EVENT

      Regulatory approval has been received for the merger of MLIICCA into the Company. This transaction is expected to occur on or about November 9, 2006.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

       CONSOLIDATED FINANCIAL STATEMENTS DECEMBER 31, 2005, 2004 AND 2003
                                      AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
General American Life Insurance Company

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of General American Life Insurance Company and subsidiaries at December 31, 2005 and 2004, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as a cumulative effect of a change in accounting principle.

DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 25, 2006
(July 20, 2006 as to Note 17)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2005      2004
                                                              -------   -------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $14,089 and $13,064, respectively)....  $15,086   $13,912
  Equity securities, at fair value (cost: $199 and $172,
     respectively)..........................................      201       178
  Mortgage loans on real estate.............................      896     1,090
  Policy loans..............................................    2,645     2,625
  Real estate and real estate joint ventures
     held-for-investment....................................       54        60
  Other limited partnership interests.......................       27        34
  Short-term investments....................................      153        86
  Other invested assets.....................................    3,391     2,846
                                                              -------   -------
          Total investments.................................   22,453    20,831
Cash and cash equivalents...................................      268       372
Accrued investment income...................................      169       165
Premiums and other receivables..............................    2,762     2,032
Deferred policy acquisition costs and value of business
  acquired..................................................    3,139     3,265
Other assets................................................      332       333
Separate account assets.....................................    2,783     3,068
                                                              -------   -------
          Total assets......................................  $31,906   $30,066
                                                              =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................  $ 9,539   $ 8,897
  Policyholder account balances.............................    9,880     9,076
  Other policyholder funds..................................    1,903     1,827
  Policyholder dividends payable............................      106       113
  Long-term debt............................................      900       506
  Shares subject to mandatory redemption....................      159       158
  Current income taxes payable..............................       11        28
  Deferred income taxes payable.............................      696       635
  Payables for collateral under securities loaned and other
     transactions...........................................    1,383     1,461
  Other liabilities.........................................    1,683     1,635
  Separate account liabilities..............................    2,783     3,068
                                                              -------   -------
          Total liabilities.................................   29,043    27,404
                                                              -------   -------
Stockholder's Equity:
  Common stock, par value $1.00 per share; 5,000,000 shares
     authorized; 3,000,000 shares issued and outstanding....        3         3
  Additional paid-in capital................................    1,836     1,843
  Retained earnings.........................................      556       428
  Accumulated other comprehensive income....................      468       388
                                                              -------   -------
          Total stockholder's equity........................    2,863     2,662
                                                              -------   -------
          Total liabilities and stockholder's equity........  $31,906   $30,066
                                                              =======   =======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                               2005     2004     2003
                                                              ------   ------   ------
REVENUES
Premiums....................................................  $4,179   $3,713   $3,038
Universal life and investment-type product policy fees......     149      293      272
Net investment income.......................................   1,171    1,131    1,003
Other revenues..............................................      57       43       73
Net investment gains........................................      57       74       40
                                                              ------   ------   ------
          Total revenues....................................   5,613    5,254    4,426
                                                              ------   ------   ------
EXPENSES
Policyholder benefits and claims............................   3,714    3,203    2,645
Interest credited to policyholder account balances..........     374      400      361
Policyholder dividends......................................     171      173      198
Other expenses..............................................   1,147    1,256    1,073
                                                              ------   ------   ------
          Total expenses....................................   5,406    5,032    4,277
                                                              ------   ------   ------
Income from continuing operations before provision for
  income taxes..............................................     207      222      149
Provision for income taxes..................................      66       73       46
                                                              ------   ------   ------
Income from continuing operations...........................     141      149      103
Income (losses) from discontinued operations, net of income
  taxes.....................................................      --        1       (1)
                                                              ------   ------   ------
Income before cumulative effect of a change in accounting,
  net of income taxes.......................................     141      150      102
Cumulative effect of a change in accounting, net of income
  taxes.....................................................      --       15        1
                                                              ------   ------   ------
Net income..................................................  $  141   $  165   $  103
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                                                ACCUMULATED OTHER COMPREHENSIVE INCOME
                                                                               -----------------------------------------
                                                                                                  FOREIGN      MINIMUM
                                                       ADDITIONAL              NET UNREALIZED    CURRENCY      PENSION
                                  PREFERRED   COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION   LIABILITY
                                    STOCK     STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT    ADJUSTMENT   TOTAL
                                  ---------   ------   ----------   --------   --------------   -----------   ----------   ------
Balance at January 1, 2003......    $ --        $3       $1,594       $207          $177            $(1)         $--       $1,980
  Issuance of preferred stock by
    subsidiary to the parent....      93                                                                                       93
  Issuance of shares by
    subsidiary..................                             24                                                                24
  Capital contribution..........                            131                                                               131
  Return of capital.............                             (3)                                                               (3)
  Dividends on common stock.....                                        (1)                                                    (1)
Comprehensive income (loss):
  Net income....................                                       103                                                    103
  Other comprehensive income
    (loss):
    Unrealized investment gains
      (losses), net of related
      offsets, reclassification
      adjustments and income
      taxes.....................                                                      72                                       72
    Foreign currency translation
      adjustments...............                                                                     25                        25
    Minimum pension liability
      adjustment................                                                                                  (5)          (5)
                                                                                                                           ------
    Other comprehensive income
      (loss)....................                                                                                               92
                                                                                                                           ------
  Comprehensive income (loss)...                                                                                              195
                                    ----        --       ------       ----          ----            ---          ---       ------
Balance at December 31, 2003....      93         3        1,746        309           249             24           (5)       2,419
  Contribution of preferred
    stock by parent to
    subsidiary and retirement
    thereof.....................     (93)                                                                                     (93)
  Issuance of shares by
    subsidiary..................                              4                                                                 4
  Capital contribution..........                             93                                                                93
  Dividends on common stock.....                                       (40)                                                   (40)
  Dividends on preferred
    stock.......................                                        (6)                                                    (6)
Comprehensive income (loss):
  Net income....................                                       165                                                    165
  Other comprehensive income
    (loss):
    Unrealized investment gains
      (losses), net of related
      offsets, reclassification
      adjustments and income
      taxes.....................                                                     107                                      107
    Foreign currency translation
      adjustments...............                                                                     14                        14
    Minimum pension liability
      adjustment................                                                                                  (1)          (1)
                                                                                                                           ------
    Other comprehensive income
      (loss)....................                                                                                              120
                                                                                                                           ------
  Comprehensive income (loss)...                                                                                              285
                                    ----        --       ------       ----          ----            ---          ---       ------
Balance at December 31, 2004....      --         3        1,843        428           356             38           (6)       2,662
Sale of subsidiary..............                              7                                                                 7
Dividends on common stock.......                                       (13)                                                   (13)
Comprehensive income (loss):
Equity transactions of majority
  owned subsidiary..............                            (14)                                                              (14)
  Net income....................                                       141                                                    141
  Other comprehensive income
    (loss):
    Unrealized investment gains
      (losses), net of related
      offsets, reclassification
      adjustments and income
      taxes.....................                                                      75                                       75
  Foreign currency translation
    adjustments.................                                                                      3                         3
  Minimum pension liability
    adjustment..................                                                                                   2            2
                                                                                                                           ------
    Other comprehensive income
      (loss)....................                                                                                               80
                                                                                                                           ------
  Comprehensive income (loss)...                                                                                              221
                                    ----        --       ------       ----          ----            ---          ---       ------
Balance at December 31, 2005....    $ --        $3       $1,836       $556          $431            $41          $(4)      $2,863
                                    ====        ==       ======       ====          ====            ===          ===       ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                               2005      2004      2003
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   141   $   165   $   103
Adjustments to reconcile net income to net cash provided by
  operating activities:
     Depreciation and amortization expenses.................       12        14        16
     Amortization of premiums and accretion of discounts
       associated with investments, net.....................      (11)      (17)      (50)
     (Gains) losses from sales of investments and business,
       net..................................................      (57)      (75)      (39)
     Interest credited to policyholder account balances.....      374       400       361
     Universal life and investment-type product policy
       fees.................................................     (149)     (293)     (272)
     Change in premiums and other receivables...............      (25)      151      (397)
     Change in deferred policy acquisitions costs, net......     (219)     (551)     (818)
     Change in insurance related liabilities................      874       722     1,785
     Change in income taxes payable.........................      (14)       90        65
     Change in other assets.................................      (99)       14        46
     Change in other liabilities............................       52       173       171
     Other, net.............................................       (2)      (16)      (10)
                                                              -------   -------   -------
Net cash provided by operating activities...................      877       777       961
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturities.......................................    5,353     5,411     5,439
     Equity securities......................................       --        16         5
     Mortgage loans on real estate..........................      194        90       167
     Real estate and real estate joint ventures.............        6        19        33
     Other limited partnership interests....................        2        --        --
  Purchases of:
     Fixed maturities.......................................   (6,686)   (6,783)   (7,404)
     Equity securities......................................      (28)      (29)      (39)
     Mortgage loans on real estate..........................      (38)     (223)     (284)
     Real estate and real estate joint ventures.............       (1)       (2)       (2)
     Other limited partnership interests....................       --        (1)       (1)
  Net change in short-term investments......................      (67)        4        18
  Proceeds from sales of businesses.........................       37        --        --
  Net change in other invested assets.......................     (521)     (572)     (711)
  Other, net................................................      (18)      (52)      (90)
                                                              -------   -------   -------
Net cash used in investing activities.......................  $(1,767)  $(2,122)  $(2,869)
                                                              -------   -------   -------

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                               2005     2004      2003
                                                              ------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................   1,424     2,245     2,015
     Withdrawals............................................    (953)   (1,139)   (1,092)
  Net change in payables for collateral under securities
     loaned and other transactions..........................     (78)      282       500
  Net change in short-term debt.............................      --        --       (19)
  Long-term debt issued.....................................     397         8        70
  Long-term debt repaid.....................................      (3)       (4)       --
  Sale of subsidiary........................................       7        --        --
  Proceeds from offering of common stock by subsidiary,
     net....................................................      --        --       398
  Dividends on preferred stock..............................      --        (7)       --
  Dividends on common stock.................................     (13)      (40)       (1)
  Other, net................................................       5         3         8
                                                              ------   -------   -------
Net cash provided by financing activities...................     786     1,348     1,879
                                                              ------   -------   -------
Change in cash and cash equivalents.........................    (104)        3       (29)
Cash and cash equivalents, beginning of year................     372       369       398
                                                              ------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $  268   $   372   $   369
                                                              ======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest...............................................  $   48   $    49   $     5
                                                              ======   =======   =======
     Income taxes...........................................  $  143   $    36   $    42
                                                              ======   =======   =======
  Non-cash transactions during the year:
     Real estate acquired in satisfaction of debt...........  $   --   $    --   $    13
                                                              ======   =======   =======
     Transfer from funds withheld at interest to fixed
       maturities...........................................  $   --   $   606   $    --
                                                              ======   =======   =======
     Non-cash capital contribution from parent..............  $   --   $    93   $   131
                                                              ======   =======   =======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (the "Company"), is a wholly owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. In December 2004, GenAmerica Financial Corporation, the former parent of the Company, was merged into GenAmerica Financial, LLC, a subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). Metropolitan Life is a wholly owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals, group insurance and reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in fifty states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, Africa and Australia.

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American, Reinsurance Group of America ("RGA") and Paragon Life Insurance Company ("Paragon"). Intercompany accounts and transactions have been eliminated.

     The Company owned approximately 53% of RGA in 2005 and 52% in 2004 and 2003. See Note 9.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1,200 million and $1,096 million at December 31, 2005 and 2004, respectively.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include $282 million and $500 million relating to the net change in payables for collateral under securities loaned and other transactions was reclassified from cash flows from investing activities to cash flows from financing activities on the consolidated statements of cash flows for the years ended December 31, 2004 and 2003, respectively.

SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") including value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits; (vii) the liability for litigation and regulatory matters; and (viii) accounting for reinsurance transactions. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

Investments

     The Company's principal investments are in fixed maturities, equity securities and mortgage loans on real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company can also purchase investment securities, issue certain insurance policies and engage in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

SIGNIFICANT ACCOUNTING POLICIES

Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturity and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities are recorded using the effective interest method.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate and real estate joint ventures held-for-investment, including related improvements, are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as discontinued operations. Real estate and real estate joint ventures held-for-sale are stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate and real estate joint ventures held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist principally of funds withheld at interest. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies and equal to the net statutory reserves are withheld and continue to be legally owned by the ceding companies. Other invested assets also includes derivative revaluation gains and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts. The Company recognizes interest on funds withheld in accordance with the treaty terms as investment income is earned on the assets supporting the reinsured policies. Interest on funds withheld is reported in net investment income in the consolidated financial statements.

     The Company participates in structured investment transactions, primarily structured notes. These transactions enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities through structured notes and similar instruments.

Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps and forwards, to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its insurance Derivatives Use Plan. Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffective are reported within net investment gains (losses). The Company had no hedges of net investments in foreign operations during the years ended December 31, 2005, 2004 and 2003.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheets, and recorded currently in net investment

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheets, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheets at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally forty years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $99 million and $110 million at December 31, 2005 and 2004, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $65 million and $69 million at December 31, 2005 and 2004, respectively. Related depreciation and amortization expense was $7 million, $6 million and $9 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $57 million and $52 million at December 31, 2005 and 2004, respectively. Accumulated amortization of capitalized software was $30 million and $21 million at December 31, 2005 and 2004, respectively. Related amortization expense was $11 million, $8 million and $6 million for the years ended December 31, 2005, 2004 and 2003, respectively.

Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the deferred costs of acquiring new and renewal insurance business, which varies with, and is primarily related to, the production of that business. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     DAC is amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross margins and profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC and VOBA. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA for non-participating traditional life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is included in other assets. Changes in goodwill are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Balance, beginning of year..................................   $134     $137     $153
Dispositions and other......................................     --       (3)     (16)
                                                               ----     ----     ----
Balance, end of year........................................   $134     $134     $137
                                                               ====     ====     ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model.

Liability for Future Policy Benefits and Policyholder Account Balances

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 5% to 7%.

     Participating business represented approximately 21% and 23% of the Company's life insurance in-force, and 41% and 45% of the number of life insurance policies in-force, at December 31, 2005 and 2004, respectively. Participating policies represented approximately 97%, 92% and 92% of gross life insurance premiums for the years ended December 31, 2005, 2004 and 2003, respectively. The percentages indicated are calculated excluding the business of RGA.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 4% to 8%, less expenses, mortality charges, and withdrawals.

     Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's 500 Index ("S&P") experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to disability contracts are recognized on a pro rata basis over the applicable contract term.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Separate account investment management and advisory fees are also included in universal life and investment-type product income. Such revenues are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

Other Revenues

     Other revenues include advisory fees, broker/dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance.

Policyholder Dividends

     Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiary.

Federal Income Taxes

     The Company and its includable life insurance subsidiary, Paragon, file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non includable subsidiaries file either separate tax returns or separate consolidated tax returns. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

Reinsurance

     The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

     The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Duration Contracts and for Separate Accounts ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

Employee Benefit Plans

     The Company sponsors pension and other retirement plans in various forms covering employees who meet specified eligibility requirements. The reported expense and liability associated with these plans require an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by the Company. Management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions used by the Company may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as gains (losses) in the period in which they occur.

Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
(iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements.

     The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that
       (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. As a result of the adoption of Issue B36, the Company recorded a cumulative effect of a change in accounting of $1 million, net of income taxes, for the year ended December 31, 2003.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of the Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In December, 2004, the FASB issued SFAS 123 (revised 2004), Share-Based Payment ("SFAS 123(r)"), which revised SFAS 123 and supersedes APB 25. SFAS 123(r) provides additional guidance on determining whether certain financial instruments awarded in share-based payment transactions are liabilities. SFAS 123(r) also requires that the cost of all share-based transactions be recorded in the financial statements. Implementation of SFAS 123(r) will not have a significant impact on the Company's consolidated financial statements.

     In December 2004, the FASB issued FSP 109-2, Accounting and Disclosure Guidance for the Foreign Earnings Repatriation Provision within the American Jobs Creation Act of 2004 ("AJCA"). The AJCA introduced a one-time dividend received deduction on the repatriation of certain earnings to a U.S. taxpayer. FSP 109-2 provides companies additional time beyond the financial reporting period of enactment to evaluate the effects of the AJCA on their plans to repatriate foreign earnings for purposes of applying SFAS 109, Accounting for Income Taxes. FSP 109-2 did not have any impact on the Company's tax provision and deferred tax assets and liabilities.

     In May, 2004, the FASB issued FSP No. 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-2"), which provides accounting guidance to a sponsor of a postretirement health care plan that provides prescription drug benefits. The Company is a participant in a postretirement benefit plan sponsored by Metropolitan Life for which the Company has no legal obligation but is allocated its share of net expense based on salary ratios. Metropolitan Life expects to receive subsidies on prescription drugs under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 beginning in 2006 based on its determination that the prescription drug benefits offered under certain postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. Effective July 1, 2004, Metropolitan Life adopted FSP 106-2 prospectively and the postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the net periodic postretirement benefit cost was reduced by $1 million, for 2004. The Company's adoption of FSP 106-2, regarding accumulated postretirement benefit obligation, did not have a significant impact on its consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practices Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity and universal life contracts by approximately $15 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $16 million, including the cumulative effect of a change in accounting.

     In December 2003, FASB revised SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits--an Amendment of FASB Statements No. 87, 88 and 106 ("SFAS 132(r)"). SFAS 132(r)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES retains most of the disclosure requirements of SFAS 132 and requires additional disclosure about assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement plans. SFAS 132(r) was primarily effective for fiscal years ending after December 15, 2003; however, certain disclosures about foreign plans and estimated future benefit payments were effective for fiscal years ending after June 15, 2004. The Company's adoption of SFAS 132(r) on December 31, 2003 did not have a significant impact on its consolidated financial statements since it only revised disclosure requirements.

     During 2003, the Company adopted FASB Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities--An Interpretation of ARB No. 51("FIN 46"), and its December 2003 revision ("FIN 46(r)"). A Variable Interest Entity ("VIE") is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest, or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs"), including interests in asset-backed securities and collateralized debt obligations. The adoption of FIN 46(r) at December 31, 2003 did not require the Company to consolidate any VIEs.

     Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 9.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by Emerging Issues Task Force EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity including Certain Costs Incurred in a Restructuring ("EITF 94-3"). The Company's activities subject to this guidance in 2005, 2004 and 2003 were not significant.

     Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2.  INVESTMENTS

FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                                    DECEMBER 31, 2005
                                                    --------------------------------------------------
                                                     COST OR    GROSS UNREALIZED
                                                    AMORTIZED   -----------------   ESTIMATED    % OF
                                                      COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                    ---------   --------   ------   ----------   -----
                                                                      (IN MILLIONS)
U.S. corporate securities.........................   $ 5,665     $  237     $ 51     $ 5,851      38.8%
Residential mortgage-backed securities............     3,198         12       35       3,175      21.0
Foreign corporate securities......................     1,658        413        6       2,065      13.6
U.S. treasury/agency securities...................       434          3        2         435       2.9
Commercial mortgage-backed securities.............     1,080         16       14       1,082       7.2
Asset-backed securities...........................       522          6        3         525       3.5
Foreign government securities.....................     1,396        454        1       1,849      12.3
State and political subdivision securities........        42          1       --          43       0.3
Other fixed maturity securities...................        94         --       33          61       0.4
                                                     -------     ------     ----     -------     -----
  Total fixed maturities..........................   $14,089     $1,142     $145     $15,086     100.0%
                                                     =======     ======     ====     =======     =====
Common stocks.....................................   $    25     $    3     $  1     $    27      13.4%
Non-redeemable preferred stocks...................       174          3        3         174      86.6
                                                     -------     ------     ----     -------     -----
  Total equity securities.........................   $   199     $    6     $  4     $   201     100.0%
                                                     =======     ======     ====     =======     =====

                                                                    DECEMBER 31, 2004
                                                    --------------------------------------------------
                                                     COST OR    GROSS UNREALIZED
                                                    AMORTIZED   -----------------   ESTIMATED    % OF
                                                      COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                    ---------   --------   ------   ----------   -----
                                                                      (IN MILLIONS)
U.S. corporate securities.........................   $ 5,199     $  369     $ 15     $ 5,553      39.9%
Residential mortgage-backed securities............     2,535         35        8       2,562      18.4
Foreign corporate securities......................     1,589        238        2       1,825      13.1
U.S. treasury/agency securities...................       736          4        2         738       5.3
Commercial mortgage-backed securities.............     1,016         38        2       1,052       7.6
Asset-backed securities...........................       638          8        2         644       4.6
Foreign government securities.....................     1,223        218        1       1,440      10.4
State and political subdivision securities........        28          1       --          29       0.2
Other fixed maturity securities...................       100          2       33          69       0.5
                                                     -------     ------     ----     -------     -----
  Total fixed maturities..........................   $13,064     $  913     $ 65     $13,912     100.0%
                                                     =======     ======     ====     =======     =====
Common stocks.....................................   $    27     $    1     $ --     $    28      15.7%
Non-redeemable preferred stocks...................       145          5       --         150      84.3
                                                     -------     ------     ----     -------     -----
  Total equity securities.........................   $   172     $    6     $ --     $   178     100.0%
                                                     =======     ======     ====     =======     =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company held foreign currency derivatives with notional amounts of $33 million and $42 million to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2005 and 2004, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $416 million and $411 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $20 million and $44 million at December 31, 2005 and 2004, respectively. Non-income producing fixed maturities were less than $1 million and $4 million at December 31, 2005 and 2004, respectively. There were no significant unrealized gains (losses) associated with non-income producing fixed maturities at December 31, 2005 and 2004.

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                                 DECEMBER 31,
                                                -----------------------------------------------
                                                         2005                     2004
                                                ----------------------   ----------------------
                                                 COST OR                  COST OR
                                                AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                  COST      FAIR VALUE     COST      FAIR VALUE
                                                ---------   ----------   ---------   ----------
                                                                 (IN MILLIONS)
Due in one year or less.......................   $   232     $   234      $   398     $   373
Due after one year through five years.........     1,571       1,617        1,705       1,772
Due after five years through ten years........     2,996       3,078        2,994       3,157
Due after ten years...........................     4,490       5,375        3,778       4,352
                                                 -------     -------      -------     -------
          Subtotal............................     9,289      10,304        8,875       9,654
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities...........     4,800       4,782        4,189       4,258
                                                 -------     -------      -------     -------
          Total fixed maturities..............   $14,089     $15,086      $13,064     $13,912
                                                 =======     =======      =======     =======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Proceeds...................................................  $5,608   $2,555   $2,731
Gross investment gains.....................................  $   99   $   96   $   70
Gross investment losses....................................  $  (65)  $  (32)  $  (30)

     Gross investment losses above exclude writedowns recorded during 2005, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturity and equity securities of $2 million, $14 million and $38 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                DECEMBER 31, 2005
                                     ------------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                     ----------------------   ----------------------   ----------------------
                                     ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                       FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                       VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                     ---------   ----------   ---------   ----------   ---------   ----------
                                                  (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
U.S. corporate securities..........   $2,154        $44         $179         $ 7        $2,333        $ 51
Residential mortgage-backed
  securities.......................    2,178         29          182           6         2,360          35
Foreign corporate securities.......      242          5           12           1           254           6
U.S. treasury/agency securities....      214          2            1          --           215           2
Commercial mortgage-backed
  securities.......................      716         14           13          --           729          14
Asset-backed securities............      200          2           41           1           241           3
Foreign government securities......       87          1           --          --            87           1
State and political subdivision
  securities.......................        7         --           --          --             7          --
Other fixed maturity securities....       --         --           38          33            38          33
                                      ------        ---         ----         ---        ------        ----
  Total fixed maturities...........   $5,798        $97         $466         $48        $6,264        $145
                                      ======        ===         ====         ===        ======        ====
Equity securities..................   $   92        $ 3         $  7         $ 1        $   99        $  4
                                      ======        ===         ====         ===        ======        ====
Total number of securities in an
  unrealized loss position.........    1,118                     108                     1,226
                                      ======                    ====                    ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                 DECEMBER 31, 2004
                                     --------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER THAN
                                      LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                     ----------------------   ------------------------   ----------------------
                                     ESTIMATED     GROSS      ESTIMATED       GROSS      ESTIMATED     GROSS
                                       FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
                                       VALUE        LOSS        VALUE         LOSS         VALUE        LOSS
                                     ---------   ----------   ----------   -----------   ---------   ----------
                                                   (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
U.S. corporate securities..........   $  848        $10          $137         $  5        $  985        $15
Residential mortgage-backed
  securities.......................      798          7            14            1           812          8
Foreign corporate securities.......      151          2            12           --           163          2
U.S. treasury/agency securities....      437          2            --           --           437          2
Commercial mortgage-backed
  securities.......................      180          2            --           --           180          2
Asset-backed securities............      185          1            12            1           197          2
Foreign government securities......       96          1            --           --            96          1
State and political subdivision
  securities.......................       10         --            --           --            10         --
Other fixed maturity securities....       37         33            12           --            49         33
                                      ------        ---          ----         ----        ------        ---
  Total fixed maturities...........   $2,742        $58          $187         $  7        $2,929        $65
                                      ======        ===          ====         ====        ======        ===
Equity securities..................   $   37        $--          $ --         $ --        $   37        $--
                                      ======        ===          ====         ====        ======        ===
Total number of securities in an
  unrealized loss position.........      715                       55                        770
                                      ======                     ====                     ======

AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturity and equity securities at December 31, 2005 and December 31, 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                                 DECEMBER 31, 2005
                                            ------------------------------------------------------------
                                                 COST OR          GROSS UNREALIZED        NUMBER OF
                                              AMORTIZED COST           LOSSES             SECURITIES
                                            ------------------   ------------------   ------------------
                                            LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                               20%       MORE       20%       MORE       20%       MORE
                                            ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
Less than six months......................   $5,148      $ 2       $ 79        $1         960         3
Six months or greater but less than nine
  months..................................      251       --          6        --          51         1
Nine months or greater but less than
  twelve months...........................      589       --         14        --         103        --
Twelve months or greater..................      520        2         49        --         107         1
                                             ------      ---       ----        --       -----      ----
  Total...................................   $6,508      $ 4       $148        $1       1,221         5
                                             ======      ===       ====        ==       =====      ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                               DECEMBER 31, 2004
                                         --------------------------------------------------------------
                                              COST OR           GROSS UNREALIZED         NUMBER OF
                                           AMORTIZED COST            LOSSES              SECURITIES
                                         ------------------   --------------------   ------------------
                                         LESS THAN   20% OR   LESS THAN    20% OR    LESS THAN   20% OR
                                            20%       MORE       20%        MORE        20%       MORE
                                         ---------   ------   ---------   --------   ---------   ------
                                                 (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
Less than six months...................   $2,208      $--        $43      $     --      222         1
Six months or greater but less than
  nine months..........................      481       --         12            --      459         1
Nine months or greater but less than
  twelve months........................      148       --          3            --       32        --
Twelve months or greater...............      193        1          7            --       52         3
                                          ------      ---        ---      --------      ---       ---
  Total................................   $3,030      $ 1        $65      $     --      765         5
                                          ======      ===        ===      ========      ===       ===

     As of December 31, 2005, $148 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $65 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     As of December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 25% of the cost or amortized cost of such securities. All such unrealized losses were in an unrealized loss position for less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $1,266 million and $1,345 million and an estimated fair value of $1,312 million and $1,415 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $1,371 million and $1,461 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was no security collateral on deposit from customers in connection with securities lending transactions at December 31, 2005 and 2004.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $842 million and $730 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,452 million and $1,608 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities.

FUNDS WITHHELD AT INTEREST

     Included in other invested assets at December 31, 2005 and 2004, were funds withheld at interest of $3,316 million and $2,745 million, respectively.

MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate were categorized as follows:

                                                                 DECEMBER 31,
                                                      -----------------------------------
                                                            2005               2004
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)
Commercial mortgage loans...........................   $883       98%    $1,071      98%
Agricultural mortgage loans.........................     14        2%        22       2%
                                                       ----      ---     ------     ---
          Total.....................................    897      100%     1,093     100%
                                                                 ===                ===
Less: Valuation allowances..........................      1                   3
                                                       ----              ------
          Mortgage loans on real estate.............   $896              $1,090
                                                       ====              ======

     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2005, approximately 27%, 8% and 7% of the properties were located in California, Illinois and Florida, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Changes in loan valuation allowances for mortgage loans on real estate were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Balance, beginning of year..................................    $ 3       $ 2      $  6
Additions...................................................     --         2         9
Deductions..................................................     (2)       (1)      (13)
                                                                ---       ---      ----
Balance, end of year........................................    $ 1       $ 3      $  2
                                                                ===       ===      ====

     The Company did not have impaired mortgage loans on real estate at December 31, 2005. The Company held $10 million of impaired mortgage loans on real estate, none of which had valuation allowances, at December 31, 2004.

     The average investment in impaired loans was $3 million, $11 million and $42 million for the years ended December 31, 2005, 2004 and 2003, respectively. Interest income on impaired loans was less than $1 million, $2 million and $3 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     There were no restructured mortgage loans on real estate at December 31, 2005 and 2004.

     There were no mortgage loans on real estate with scheduled payments of 60 days (90 days for agricultural mortgages) or more past due or in foreclosure at December 31, 2005 and 2004.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

REAL ESTATE AND REAL ESTATE JOINT VENTURES

     The Company had real estate and real estate joint ventures held for investment of $54 million and $60 million at December 31, 2005 and 2004, respectively.

     Accumulated depreciation on real estate was $13 million and $12 million at December 31, 2005 and 2004, respectively. Related depreciation expense was $1 million for each of the years ended December 31, 2005, 2004 and 2003. The Company did not have depreciation expense related to discontinued operations for the year ended December 31, 2005. There was less than $1 million of depreciation expense related to discontinued operations for each of the years ended December 31, 2004 and 2003.

     Real estate and real estate joint ventures were categorized as follows:

                                                                  DECEMBER 31,
                                                       -----------------------------------
                                                             2005               2004
                                                       ----------------   ----------------
                                                       AMOUNT   PERCENT   AMOUNT   PERCENT
                                                       ------   -------   ------   -------
                                                                  (IN MILLIONS)
Office...............................................   $37        69%     $39        65%
Industrial...........................................    17        31%      21        35%
                                                        ---       ---      ---       ---
          Total......................................   $54       100%     $60       100%
                                                        ===       ===      ===       ===

     At December 31, 2005, 100% of the Company's real estate holdings were located in California.

     There was no investment income (expense) related to impaired real estate and real estate joint ventures held-for-investment for the years ended December 31, 2005, 2004, and 2003. There was no investment income (expense) related to real estate and real estate joint ventures held-for-sale for the years ended December 31, 2005, 2004 and 2003.

     The Company did not own real estate acquired in satisfaction of debt at December 31, 2005 and 2004.

NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Fixed maturities...........................................  $  772   $  700   $  615
Equity securities..........................................      11       19        7
Mortgage loans on real estate..............................      75       76       76
Real estate and real estate joint ventures.................      11       14        7
Policy loans...............................................     159      159      170
Other limited partnership interests........................      (5)      (4)      (6)
Cash, cash equivalents and short-term investments..........      11        6       11
Interest on funds held at interest.........................     192      225      151
Other......................................................       9      (25)      --
                                                             ------   ------   ------
          Total............................................   1,235    1,170    1,031
Less: Investment expenses..................................      64       39       28
                                                             ------   ------   ------
          Net investment income............................  $1,171   $1,131   $1,003
                                                             ======   ======   ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Fixed maturities............................................   $ 32       $46       $ 1
Equity securities...........................................     --         4         1
Mortgage loans on real estate...............................     10         1        (8)
Real estate and real estate joint ventures..................      4         2         1
Other limited partnership interests.........................     --        (3)       --
Derivatives.................................................    (15)       31        50
Other.......................................................     26        (7)       (5)
                                                               ----       ---       ---
          Net investment gains (losses).....................   $ 57       $74       $40
                                                               ====       ===       ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities............................................  $ 997    $ 848    $ 675
Equity securities...........................................      2        6       11
Derivatives.................................................     (2)       1       --
Minority interest...........................................   (171)    (105)     (69)
Other invested assets.......................................    (39)     (57)     (31)
                                                              -----    -----    -----
          Total.............................................    787      693      586
                                                              -----    -----    -----
Amounts relating to:
          Deferred policy acquisition costs.................    (45)     (87)    (164)
                                                              -----    -----    -----
          Deferred income taxes.............................   (311)    (250)    (173)
                                                              -----    -----    -----
          Total.............................................   (356)    (337)    (337)
                                                              -----    -----    -----
          Net unrealized investment gains (losses)..........  $ 431    $ 356    $ 249
                                                              =====    =====    =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Balance, beginning of year..................................   $356     $249     $177
Unrealized investment gains (losses) during the year........     94      107      143
Unrealized gains (losses) relating to:
          Deferred policy acquisition costs.................     42       77      (10)
          Deferred income taxes.............................    (61)     (77)     (61)
                                                               ----     ----     ----
Balance, end of year........................................   $431     $356     $249
                                                               ====     ====     ====
Net change in unrealized investment gains (losses)..........   $ 75     $107     $ 72
                                                               ====     ====     ====

STRUCTURED INVESTMENT TRANSACTIONS

     The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $61 million and $60 million at December 31, 2005 and 2004, respectively. The related net investment income recognized was $3 million, $5 million and $10 million for the years ended December 31, 2005, 2004 and 2003, respectively.

VARIABLE INTEREST ENTITIES

     As discussed in Note 1, the Company has adopted the provisions of FIN 46 and FIN 46(r). The adoption of FIN 46 and FIN 46(r) did not require the Company to consolidate any VIEs that were not previously consolidated.

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                                             MAXIMUM
                                                                TOTAL      EXPOSURE TO
                                                              ASSETS(1)      LOSS(2)
                                                              ----------   -----------
                                                                   (IN MILLIONS)
Other limited partnerships(3)...............................     $17           $9
                                                                 ===           ==

---------------

(1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheets had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

3.  DERIVATIVE FINANCIAL INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                                    DECEMBER 31, 2005                 DECEMBER 31, 2004
                                             -------------------------------   -------------------------------
                                                         CURRENT MARKET OR                 CURRENT MARKET OR
                                                             FAIR VALUE                        FAIR VALUE
                                             NOTIONAL   --------------------   NOTIONAL   --------------------
                                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                             --------   ------   -----------   --------   ------   -----------
                                                                       (IN MILLIONS)
Interest rate swaps........................   $  377     $38         $ 1         $376      $47         $6
Foreign currency swaps.....................       33       1           3           42        1          3
Foreign currency forwards..................      546      --          37           --       --         --
Options....................................       --      --          --            6        1         --
Credit default swaps.......................      155      --          --           --       --         --
                                              ------     ---         ---         ----      ---         --
  Total....................................   $1,111     $39         $41         $424      $49         $9
                                              ======     ===         ===         ====      ===         ==

     The above table does not include notional values for equity variance swaps. At December 31, 2005, the Company owned 4,500 equity variance swap contracts. At December 31, 2004, the Company did not own any equity variance swap contracts. The market value of equity variance swaps were insignificant and were not included in the preceding table.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                                     REMAINING LIFE
                                                --------------------------------------------------------
                                                           AFTER ONE    AFTER FIVE
                                                              YEAR         YEARS
                                                ONE YEAR    THROUGH       THROUGH     AFTER TEN
                                                OR LESS    FIVE YEARS    TEN YEARS      YEARS     TOTAL
                                                --------   ----------   -----------   ---------   ------
                                                                     (IN MILLIONS)
Interest rate swaps...........................    $ 12        $117         $ 92         $156      $  377
Foreign currency swaps........................      --           2           20           11          33
Foreign currency forwards.....................     546          --           --           --         546
Credit default swaps..........................      --         155           --           --         155
                                                  ----        ----         ----         ----      ------
  Total.......................................    $558        $274         $112         $167      $1,111
                                                  ====        ====         ====         ====      ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge liabilities. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As previously stated, equity variance swaps are not included in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                                    DECEMBER 31, 2005                 DECEMBER 31, 2004
                                             -------------------------------   -------------------------------
                                                             FAIR VALUE                        FAIR VALUE
                                             NOTIONAL   --------------------   NOTIONAL   --------------------
                                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                             --------   ------   -----------   --------   ------   -----------
                                                                       (IN MILLIONS)
Fair value.................................   $    5     $ 1         $--         $ 38      $ 2         $2
Cash flow..................................       26      --           3           55        1          1
Non-qualifying.............................    1,080      38          38          331       46          6
                                              ------     ---         ---         ----      ---         --
  Total....................................   $1,111     $39         $41         $424      $49         $9
                                              ======     ===         ===         ====      ===         ==

     The Company recognized an insignificant amount of net investment expense from qualifying settlement payments for the years ended December 31, 2005, 2004 and 2003.

     The Company recognized net investment gains from non-qualifying settlement payments of $11 million, $18 million, and $22 million for the years ended December 31, 2005, 2004 and 2003, respectively.

FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years December 31, 2005, 2004 and 2003. Changes in the fair value of the derivatives and the hedged items were insignificant.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) credit default swaps to minimize its exposure to adverse movements in credit; and (iv) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     For the years ended December 31, 2005 and 2004, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was ($2) million and $1 million, respectively. For the year ended December 31, 2005 and 2004, the net amounts accumulated in other comprehensive income (loss) relating to cash flow hedges was ($2) million and $1 million, respectively. For the years ended December 31, 2003, the net amounts deferred and accumulated in other comprehensive income (loss) relating to cash flow hedges was insignificant.

     At December 31, 2005, an insignificant amount of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2006.

NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) credit default swaps to diversify its credit risk exposure in certain portfolios; and (v) equity variance swaps to economically hedge liabilities.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of ($34) million, ($13) million and ($17) million, respectively, related to derivatives that do not qualify for hedge accounting.

EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts are modified coinsurance contracts. The fair value of the Company's embedded derivative assets was $50 million and $43 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) during the years ended December 31, 2005, 2004 and 2003 were gains of $7 million, $26 million and $45 million, respectively.

CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005, the Company was obligated to return cash collateral under its control of $12 million. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

     The Company did not have any cash or other collateral related to derivative instruments at December 31, 2004.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  INSURANCE

Deferred Policy Acquisition Costs and Value of Business Acquired

     Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                             DEFERRED
                                                              POLICY      VALUE OF
                                                            ACQUISITION   BUSINESS
                                                               COSTS      ACQUIRED   TOTAL
                                                            -----------   --------   ------
                                                                     (IN MILLIONS)
Balance at January 1, 2003................................    $1,203        $572     $1,775
  Capitalizations.........................................       958          --        958
  Acquisitions............................................       218          --        218
                                                              ------        ----     ------
          Total...........................................     2,379         572      2,951
                                                              ------        ----     ------
  Less: Amortization related to:
     Net investment gains (losses)........................        29          (5)        24
     Unrealized investment gains (losses).................        18          (8)        10
     Other expenses.......................................       383          41        424
                                                              ------        ----     ------
          Total amortization..............................       430          28        458
                                                              ------        ----     ------
  Less: Dispositions and other............................       (54)        (92)      (146)
                                                              ------        ----     ------
Balance at December 31, 2003..............................     2,003         636      2,639
  Capitalizations.........................................       960          --        960
                                                              ------        ----     ------
          Total...........................................     2,963         636      3,599
                                                              ------        ----     ------
  Less: Amortization related to:
     Net investment gains (losses)........................         3           1          4
     Unrealized investment gains (losses).................        --         (77)       (77)
     Other expenses.......................................       450          41        491
                                                              ------        ----     ------
          Total amortization..............................       453         (35)       418
                                                              ------        ----     ------
  Less: Dispositions and other............................      (107)         23        (84)
                                                              ------        ----     ------
Balance at December 31, 2004..............................     2,617         648      3,265
  Capitalizations.........................................       649          --        649
                                                              ------        ----     ------
          Total...........................................     3,266         648      3,914
                                                              ------        ----     ------
  Less: Amortization related to:
     Net investment gains (losses)........................        12           2         14
     Unrealized investment gains (losses).................       (28)        (14)       (42)
     Other expenses.......................................       652          31        683
                                                              ------        ----     ------
          Total amortization..............................       636          19        655
                                                              ------        ----     ------
  Less: Dispositions and other............................       120          --        120
                                                              ------        ----     ------
Balance at December 31, 2005..............................    $2,510        $629     $3,139
                                                              ======        ====     ======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $34 million in 2006, $32 million in 2007, $31 million in 2008, $32 million in 2009, and $33 million in 2010.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Guarantees

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"), and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company may contractually guarantee to the contractholder a secondary guarantee benefit.

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

Annuity Contracts

                                             DECEMBER 31, 2005                DECEMBER 31, 2004
                                       ------------------------------   ------------------------------
                                           IN THE            AT             IN THE            AT
                                       EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                       --------------   -------------   --------------   -------------
                                                                (IN MILLIONS)
TWO TIER ANNUITIES
  General account value..............       N/A               $299           N/A               $301
  Net amount at risk.................       N/A                $36(1)        N/A                $36(1)
  Average attained age of
     contractholders.................       N/A           58 years           N/A           58 years

Universal and Variable Life Contracts

                                                DECEMBER 31, 2005         DECEMBER 31, 2004
                                             -----------------------   -----------------------
                                             SECONDARY     PAID UP     SECONDARY     PAID UP
                                             GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                             ----------   ----------   ----------   ----------
                                                               (IN MILLIONS)
Account value (general and separate
  account).................................       $924       N/A            $722       N/A
Net amount at risk.........................    $19,900(2)    N/A         $17,594(2)    N/A
Average attained age of policyholders......   55 years       N/A        54 years       N/A

---------------

(1) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

(2) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts are as follows:

                                                                        UNIVERSAL AND
                                          ANNUITY CONTRACTS        VARIABLE LIFE CONTRACTS
                                      --------------------------   -----------------------
                                      GUARANTEED    GUARANTEED
                                        DEATH      ANNUITIZATION   SECONDARY     PAID UP
                                       BENEFITS      BENEFITS      GUARANTEES   GUARANTEES   TOTAL
                                      ----------   -------------   ----------   ----------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2004..........     N/A            $7             $5          N/A        $12
Incurred guaranteed benefits........     N/A            --              2          N/A          2
Paid guaranteed benefits............     N/A            --             (2)         N/A         (2)
                                         ---            --             --          ---        ---
Balance at December 31, 2004........     N/A             7              5          N/A         12
Incurred guaranteed benefits........     N/A            --              1          N/A          1
Paid guaranteed benefits............     N/A            --             --          N/A         --
                                         ---            --             --          ---        ---
Balance at December 31, 2005........     N/A            $7             $6          N/A        $13
                                         ===            ==             ==          ===        ===

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Mutual fund groupings
  Equity.............................................         $11                 $7
  Bond...............................................           1                  1
  Money Market.......................................           2                  1
                                                              ---                 --
     Total...........................................         $14                 $9
                                                              ===                 ==

Separate Accounts

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $2,435 million and $2,727 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $348 million and $341 million at December 31, 2005 and 2004, respectively. The average interest rates credited on these contracts were 4.0% and 5.7% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $113 million, $110 million and $101 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. This

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES practice was initiated for different products starting at various points in time between the mid 1990's and 2000. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new life insurance policies that it writes and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $2.5 million per life and reinsure 100% of amounts in excess of the Company's retention limits. RGA retains a maximum of $6 million of coverage per individual life with respect to its assumed business. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Direct premiums earned.....................................  $  445   $  485   $  511
Reinsurance assumed........................................   4,222    3,648    2,925
Reinsurance ceded..........................................    (488)    (420)    (398)
                                                             ------   ------   ------
Net earned premiums........................................  $4,179   $3,713   $3,038
                                                             ======   ======   ======
Reinsurance recoveries netted against policyholder
  benefits.................................................  $   57   $  177   $  119
                                                             ======   ======   ======

     Written premiums are not materially different than earned premiums in the preceding table.

     The reinsurance assumed premium for the years ended December 31, 2005, 2004, and 2003 include $4,220 million, $3,645 million, and $2,923 million, respectively, from RGA.

     Reinsurance recoverables, included in premiums and other receivables, were $1,029 million and $932 million at December 31, 2005 and 2004, respectively. Reinsurance and ceded commissions payable, included in other liabilities, were $61 million and $10 million at December 31, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  LONG-TERM DEBT

     At December 31, 2005 and 2004, long-term debt outstanding is as follows:

                                                INTEREST RATES
                                           ------------------------                 DECEMBER 31,
                                                           WEIGHTED                 -------------
                                               RANGE       AVERAGE     MATURITY     2005    2004
                                           -------------   --------   -----------   -----   -----
                                                                                    (IN MILLIONS)
Senior notes.............................  6.75% - 7.25%     6.92%    2006 - 2011   $300    $300
Fixed rate notes.........................   4.2% - 6.32%     4.96%    2006 - 2010    102     106
Other notes..............................    8% - 12%       10.07%    2009 - 2016      1       1
Junior subordinated debentures...........      6.75%         6.75%       2065        398      --
Surplus notes............................      7.63%         7.63%       2024         99      99
                                                                                    ----    ----
  Total..................................                                           $900    $506
                                                                                    ====    ====

     On December 8, 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed rate of 6.75% until December 15, 2015. Subsequent to December 15, 2015, interest on these debentures will accrue at an annual rate of 3-month LIBOR plus a margin equal to 266.5 basis points, payable quarterly until maturity in 2065. RGA has the option to defer interest payments, subject to certain limitations. In addition, interest payments are mandatorily deferred if RGA does not meet specified capital adequacy, net income and shareholders' equity levels. Upon an optional or mandatory deferral, RGA is not permitted to pay common stock dividends or make payments of interest or principal on securities which rank equal or junior to the subordinated debentures, until the accrued and unpaid interest on the subordinated debentures is paid. The subordinated debentures are redeemable at RGA's option.

     Unsecured senior debt ranks highest in priority and consists of senior notes, fixed rate notes, other notes with varying interest rates, followed by subordinated debt which consists of junior subordinated debentures and surplus notes. Payments of interest and principal on the Company's surplus notes which are subordinate to all other debt may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2005 for the next five years are $126 million in 2006, $26 million in 2007, less than $1 million in 2008 and 2009, $50 million in 2010 and $698 million thereafter.

Credit Facilities and Letters of Credit

     RGA maintains committed and unsecured credit facilities aggregating $652 million as of December 31, 2005. When drawn upon, these facilities bear interest at varying rates in accordance with respective agreements. The following table provides details on these facilities as of December 31, 2005:

                                                               LETTER OF CREDIT                UNUSED
BORROWER(S)                          EXPIRATION     CAPACITY      ISSUANCES       DRAWDOWN   COMMITMENTS
-----------                        --------------   --------   ----------------   --------   -----------
                                                                       (IN MILLIONS)
RGA..............................  January 2006       $ 26           $ --           $ 26        $ --
RGA..............................  May 2007             26             --             26          --
RGA..............................  September 2010      600            320             50         230
                                                      ----           ----           ----        ----
Total............................                     $652           $320           $102        $230
                                                      ====           ====           ====        ====

     At December 31, 2005 and 2004, RGA had outstanding $457 million and $403 million, respectively, in letters of credit from various banks, of which $320 million and $0, respectively, were part of committed facilities.

     Certain of RGA's debt agreements contain financial covenant restrictions related to, among others, liens, the issuance and disposition of stock of restricted subsidiaries, minimum requirements of consolidated net worth,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES maximum ratios of debt to capitalization, change of control provisions, and minimum rating requirements. A material ongoing covenant default could require immediate payment of the amount due, including principal, under the various agreements. Additionally, RGA's debt agreements contain cross-default covenants, which would make outstanding borrowings immediately payable in the event of a material uncured covenant default under any of the agreements, including, but not limited to, non-payment of indebtedness when due for amounts greater than $10 million, or $25 million depending on the agreement, bankruptcy proceedings, and any other event which results in the acceleration of the maturity of indebtedness. As of December 31, 2005, RGA had $800 million in outstanding borrowings under its debt agreements and was in compliance with all covenants under those agreements. The ability of RGA to make debt principal and interest payments depends on the earnings and surplus of subsidiaries, investment earnings on undeployed capital proceeds, and RGA's ability to raise additional funds.

     RGA guarantees the payment of amounts outstanding under the credit facility maintained by its subsidiary operation in Australia. The total amount of debt outstanding, subject to the guarantee, as of December 31, 2005 was $26 million.

Other

     Interest expense related to the Company's indebtedness included in other expenses was $50 million, $49 million and $48 million for the years ended December 31, 2005, 2004 and 2003, respectively.

7. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and
(ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million and $158 million, net of unamortized discount of $66 million and $67 million at December 31, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

8.  INCOME TAXES

     The provision for income taxes from continuing operations was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Current:
  Federal...................................................   $ 23       $(7)      $29
  Foreign...................................................     70         4         1
                                                               ----       ---       ---
                                                                 93        (3)       30
Deferred:
  Federal...................................................    (31)       70         7
  Foreign...................................................      4         6         9
                                                               ----       ---       ---
                                                                (27)       76        16
                                                               ----       ---       ---
Provision for income taxes..................................   $ 66       $73       $46
                                                               ====       ===       ===

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2005      2004      2003
                                                              -----     -----     -----
                                                                    (IN MILLIONS)
Tax provision at U.S. statutory rate........................   $72       $78       $52
Tax effect of:
  Foreign tax rate differing from U.S. tax rate.............    (2)       (1)       (1)
  Tax preferred investment income...........................    --        (1)       (1)
  Tax credits...............................................    (1)       (3)       (5)
  State tax net of federal benefit..........................     1         1         1
  Corporate owned life insurance............................    (1)       (2)       (2)
  Valuation allowance for carryforward items................    (2)       (2)        1
  Other, net................................................    (1)        3         1
                                                               ---       ---       ---
  Provision for income taxes................................   $66       $73       $46
                                                               ===       ===       ===

     The Company has been audited by the Internal Revenue Service for the years through and including 2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                              ---------------
                                                               2005     2004
                                                              ------   ------
                                                               (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................  $   --   $  314
  Employee benefits.........................................      28       36
  Loss and credit carryforwards.............................     728      333
  Other, net................................................      51       78
                                                              ------   ------
                                                                 807      761
  Less valuation allowance..................................       5        9
                                                              ------   ------
                                                                 802      752
                                                              ------   ------
Deferred income tax liabilities:
  Deferred policy acquisition costs.........................   1,002    1,024
  Policyholder liabilities and receivables..................     137       --
  Investments...............................................      39       22
  Net unrealized investment gains...........................     311      250
  Other, net................................................       9       91
                                                              ------   ------
                                                               1,498    1,387
                                                              ------   ------
Net deferred income tax liability...........................  $ (696)  $ (635)
                                                              ======   ======

     The Company has not recognized a deferred tax liability for the undistributed earnings of its wholly owned domestic and foreign subsidiaries, except for RGA International Reinsurance Company Ltd., because the Company currently does not expect those unremitted earnings to become taxable to the Company in the foreseeable future. This is due to the fact that the unremitted earnings will not be repatriated in the foreseeable future, or because those unremitted earnings that may be repatriated will not be taxable through the application of tax planning strategies that management would utilize.

     The Company believes that it is more likely than not that the deferred income tax assets established will be realized except for the amount of the valuation allowance. A valuation allowance for deferred income tax assets of approximately $5 million and $9 million at December 31, 2005 and 2004, respectively, was provided on the net operating losses and capital losses of General American Argentina Seguros de Vida, S.A., RGA South Africa Holdings, and RGA Financial Products. At December 31, 2005, the Company's subsidiaries had net operating loss carryforwards of $1,630 million and capital loss carryforwards of $163 million. The remaining loss carryforwards are expected to be utilized during the period allowed.

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

LITIGATION

     Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims".

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A federal court has approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by the Company between January 1, 1982 through December 31, 1996. An appellate court has affirmed the order approving the settlement. The class includes owners of approximately 250,000 in-force or terminated policies.

     Certain class members have opted out of the class action settlement noted above and have brought or continued non-class action sales practices lawsuits. In addition, other sales practices lawsuits have been brought. As of December 31, 2005, there are approximately 34 sales practice lawsuits pending against the Company. The Company continues to defend itself vigorously against these lawsuits. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against the Company.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to the Company's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

     A policyholder filed a lawsuit against the Company, its administrator (Paul Revere Life Insurance Company) and Provident Life and Accident Insurance Company in an Arizona state court for damages in connection with the denial of her claim for disability benefits. The defendants removed the case to the United States District Court for the District of Arizona. Following a trial, a jury entered a verdict of approximately $85 million against the defendants. Defendants thereafter filed a motion seeking judgment as a matter of law, or alternatively, a new trial and/or remittitur. On September 16, 2003, the trial court granted the defendants' motion for remittitur, reducing the punitive damages from $79 million to $7 million, and awarding plaintiff $600,000 of the more than $2 million requested in attorneys' fees, but otherwise denied the defendants' post-trial motion. The total amount of the judgment is approximately $14.3 million. The Ninth Circuit affirmed the approximately $14.3 million judgment in its entirety. Pursuant to a reinsurance agreement between the Company and Paul Revere Life Insurance Company, the Company believes its share of the judgment is 20 percent. However, Paul Revere has requested that the Company pay an additional $2.4 million, over and above the 20 percent share. The Company has declined this request. Paul Revere and the Company have agreed to submit the issue to binding arbitration.

     RGA is currently a party to three arbitrations that involve its discontinued accident and health business, including personal accident business (including London market excess of loss business) and workers' compensation carve-out business. RGA is also party to one pending and one threatened arbitration related to its life reinsurance business. In addition, RGA has been joined in a suit filed against one of its ceding companies alleging wrongful denial of a life insurance claim. As of January 31, 2006, the parties involved in these actions have raised claims, or established liabilities that may result in claims, in the amount of approximately $32 million, which is approximately $28 million in excess of the liabilities recorded by RGA. The Company generally has little information regarding any liabilities established by the ceding companies, and must rely on management estimates to establish policy claim liabilities. It is possible that any such liabilities could be increased in the future. Management believes it has substantial defenses upon which to contest these claims, including but not limited to misrepresentation and breach of contract by direct and indirect ceding companies.

     RGA has reinsured privately-owned pension funds that were formed as a result of reform and privatization of Argentina's social security system. RGA ceased renewal of reinsurance treaties associated with privatized pension contracts in Argentina during 2001 because of adverse experience on this business, as several aspects of the pension fund claims flow did not develop as was contemplated when the reinsurance programs were initially priced.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Since 2001, RGA has pursued various courses of action to reduce and eliminate its obligations associated with the reinsurance of Argentine pension accounts. RGA's actions have resulted in one ceding company demanding arbitration and could result in other litigation or arbitrations in the future. However, as of January 2006, RGA had commuted about 95% of its obligations associated with the business and is in discussions with the remaining clients regarding settlement of all obligations under the remaining treaties. Therefore, the risk of litigation or arbitrations in the future has significantly declined. While it is not feasible to predict or determine the ultimate outcome of any such future litigations or arbitrations or provide reasonable ranges of potential losses, it is the opinion of the Company's management, that their outcomes, after consideration of the provisions made in the Company's consolidated financial statements, would not have a material adverse effect on its consolidated financial position.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Securities and Exchange Commission ("SEC") has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through the Company. In May 2004, the Company received a so-called "Wells Notice" stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against the Company. Under the SEC procedures, the Company can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. The Company has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company, as of the date of the consolidated financial statements, is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     MetLife, the ultimate parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking, among other things, information regarding and relating to compensation agreements between insurance brokers and MetLife, whether MetLife has provided or is aware of the provision of "fictitious" or "inflated" quotes, and information regarding tying arrangements with respect to reinsurance. Based upon an internal review, MetLife advised the Attorney General for the State of New York that MetLife was not aware of any instance in which MetLife had provided a "fictitious" or "inflated" quote. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking information and documents including contingent commission payments to brokers and MetLife's awareness of any "sham" bids for business. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that MetLife submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom MetLife submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents regarding a broker and certain Ohio public entity groups. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The California Insurance Commissioner is suing in California state court Metropolitan Life, Paragon Life Insurance Company, a subsidiary of the Company, and other companies alleging that the defendants violated certain provisions of the California Insurance Code. Another broker-related action against Paragon Life is pending in a multi-district proceeding established in the federal district court in the District of New Jersey. In this proceeding, plaintiffs have filed an amended class action complaint consolidating the claims from separate actions that had been filed in or transferred to the District of New Jersey. The consolidated amended complaint alleges that MetLife, Inc., Metropolitan Life, Paragon Life and several other insurance companies and several insurance brokers violated RICO, ERISA, and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. Plaintiffs seek to represent classes of employers that established employee benefit plans and persons who participated in such employee benefit plans. A motion for class certification has been filed. The Company intends to vigorously defend these cases.

     In addition to those discussed above, regulators and others have made a number of inquiries of the insurance industry regarding industry brokerage practices and related matters and other inquiries may begin. It is reasonably possible that additional subpoenas, interrogatories, requests and lawsuits will be received. The Company and MetLife will fully cooperate with all regulatory inquiries and intend to vigorously defend all lawsuits.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

Summary

     It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

COMMITMENTS

LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                                        GROSS
                                                              RENTAL    RENTAL
                                                              INCOME   PAYMENTS
                                                              ------   --------
                                                                (IN MILLIONS)
2006........................................................   $10       $ 7
2007........................................................   $ 6       $ 6
2008........................................................   $ 5       $ 5
2009........................................................   $ 2       $ 4
2010........................................................   $ 1       $ 3
Thereafter..................................................   $ 2       $12

COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were less than $1 million at both December 31, 2005 and 2004. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $26 million and $17 million at December 31, 2005 and 2004, respectively.

OTHER COMMITMENTS

     On December 12, 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of approximately $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and is purchasing the shares in the open market over the subsequent few months to return to the lenders. RGA will either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February, 2006, the final purchase price was determined, resulting in a cash settlement substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of treasury stock.

GUARANTEES

     In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $2 million to $10 million, with a cumulative maximum of $15 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     The fair value of the remaining indemnities, guarantees and commitments entered into during 2005 was insignificant and thus, no liabilities were recorded. The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed insurer engaged. Some states permit insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated $100 thousand. The Company maintained a liability of $5 million and a related asset for premium tax offsets of $4 million at December 31, 2005 for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company has been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

10.  EMPLOYEE BENEFIT PLANS

PENSION PLANS AND OTHER BENEFIT PLANS

     Prior to January 1, 2003, General American, directly or through a wholly-owned subsidiary, was the sponsor and administrator of a qualified and several non-qualified defined benefit pension plans covering eligible employees. On December 31, 2002, the qualified plan was merged into the Metropolitan Life Retirement Plan for United States Employees (the "MetLife Plan"), a qualified defined benefit pension plan sponsored and administered by Metropolitan Life. The Company has no legal obligation for benefits under the MetLife Plan.

     On January 1, 2003, substantially all employees of the Company who are now covered under the MetLife Plan also became employees of certain subsidiaries of MetLife. Certain of these employees continue to be provided to the Company and therefore the Company is allocated expenses associated with the pension benefits offered to these employees. The Company's share of such allocated expenses included in the accompanying consolidated financial statements was $8 million, $8 million and $10 million for the years ended December 31, 2005, 2004 and 2003, respectively. In addition, certain retired employees of the Company are provided postretirement health care and life insurance benefits through a plan sponsored by Metropolitan Life. As the Company has no legal obligation for benefits under this plan, the assets and obligations are not included in the accompanying consolidated financial statements and additional disclosures below. However, the Company is allocated expenses related to the postretirement benefits offered to the retirees of the Company. The Company's allocated share of expenses related

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES to these postretirement benefits and included in the accompanying consolidated financial statements was $3 million, $2 million and $3 million for the years ended December 31 2005, 2004 and 2003, respectively.

     General American, or its subsidiaries, continues as sponsor of the non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying consolidated financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service while they are employed, but are not accruing additional benefits in the plan.

     RGA also sponsors a separate qualified defined benefit pension plan for its eligible employees. Employees of RGA may also become eligible for certain qualified postretirement health care and life insurance benefits if they attain retirement age, with sufficient service, while working for RGA. The assets and obligations of the RGA plans, along with the related net periodic expense, are included in the accompanying consolidated financial statements and additional disclosures below.

                                                                         DECEMBER 31,
                                                              -----------------------------------
                                                              PENSION BENEFITS    OTHER BENEFITS
                                                              -----------------   ---------------
                                                               2005      2004      2005     2004
                                                              -------   -------   ------   ------
                                                                         (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........   $ 53      $ 48      $  9     $ 5
  Service cost..............................................      2         2         1       1
  Interest cost.............................................      3         3        --      --
  Actuarial losses (gains)..................................      5         2        --       3
  Benefits paid.............................................     (3)       (2)       --      --
                                                               ----      ----      ----     ---
Projected benefit obligation at end of year.................     60        53        10       9
                                                               ----      ----      ----     ---
Change in plan assets:
Contract value of plan assets at beginning of year..........     14        10        --      --
  Actual return on plan assets..............................     --         1        --      --
  Employer contribution.....................................      2         3        --      --
                                                               ----      ----      ----     ---
Contract value of plan assets at end of year................     16        14        --      --
                                                               ----      ----      ----     ---
Underfunded.................................................    (44)      (39)      (10)     (9)
Unrecognized net actuarial losses (gains)...................     23        19         4       4
Unrecognized prior service cost.............................    (20)      (22)       --      --
                                                               ----      ----      ----     ---
Accrued benefit cost........................................   $(41)     $(42)     $ (6)    $(5)
                                                               ====      ====      ====     ===
Qualified plan prepaid pension cost.........................   $ (2)     $ (1)     $ --     $--
Non-qualified plan accrued pension cost.....................    (46)      (47)       (6)     (5)
Accumulated other comprehensive income......................      7         6        --      --
                                                               ----      ----      ----     ---
Accrued benefit cost........................................   $(41)     $(42)     $ (6)    $(5)
                                                               ====      ====      ====     ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                                        NON-QUALIFIED
                                                      QUALIFIED PLAN        PLAN           TOTAL
                                                      ---------------   -------------   -----------
                                                       2005     2004    2005    2004    2005   2004
                                                      ------   ------   -----   -----   ----   ----
                                                                      (IN MILLIONS)
Aggregate fair value of plan assets.................   $16      $14     $ --    $ --    $ 16   $ 14
Aggregate projected benefit obligation..............    22       18       38      35      60     53
                                                       ---      ---     ----    ----    ----   ----
Underfunded.........................................   $(6)     $(4)    $(38)   $(35)   $(44)  $(39)
                                                       ===      ===     ====    ====    ====   ====

     The accumulated benefit obligation, for all defined benefit pension plans, was $53 million and $48 million at December 31, 2005 and 2004, respectively. The projected benefit obligation exceeded assets for all pension and postretirement plans at December 31, 2005 and 2004.

     The components of net periodic benefit cost were as follows:

                                                  PENSION BENEFITS      OTHER BENEFITS
                                                 ------------------   -------------------
                                                 2005   2004   2003   2005   2004   2003
                                                 ----   ----   ----   ----   ----   -----
                                                              (IN MILLIONS)
Service cost...................................  $ 2    $ 2    $ 1    $ 1    $ 1    $  --
Interest cost..................................    3      3      3     --     --       --
Expected return on plan assets.................   (1)    (1)    (1)    --     --       --
Amortization of prior actuarial losses
  (gains)......................................    1      1      1     --     --       --
Amortization of prior service cost.............   (2)    (2)    (2)    --     --       --
                                                 ---    ---    ---    ---    ---    -----
Net periodic benefit (credit) cost.............  $ 3    $ 3    $ 2    $ 1    $ 1    $  --
                                                 ===    ===    ===    ===    ===    =====

ASSUMPTIONS

     Assumptions used in determining the obligations were as follows:

                                                                DECEMBER 31,
                                                     -----------------------------------
                                                     PENSION BENEFITS    OTHER BENEFITS
                                                     -----------------   ---------------
                                                      2005      2004      2005     2004
                                                     -------   -------   ------   ------
Weighted average discount rate.....................  5.77%     5.92%     5.75%    6.00%
Rate of compensation increase......................  4%-8%     4%-8%      N/A      N/A

     The assumptions used in determining net periodic benefit cost were as follows:

                                                     DECEMBER 31,
                                     ---------------------------------------------
                                       PENSION BENEFITS         OTHER BENEFITS
                                     ---------------------   ---------------------
                                     2005    2004    2003    2005    2004    2003
                                     -----   -----   -----   -----   -----   -----
Weighted average discount rate.....  5.76%   5.46%   6.75%   5.75%   6.50%   6.50%
Expected return on plan assets.....  8.50%   8.50%   8.75%    N/A     N/A     N/A
Rate of compensation increase......  4%-8%   4%-8%   4%-8%    N/A     N/A     N/A

     The discount rate is based on the yield of a hypothetical portfolio of high-quality debt instruments available on the valuation date, measured on a yield to worst basis, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan asset by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES return derived using this approach will fluctuate from year to year, the Company's policy is to hold long-term assumptions constant as it remains within reasonable tolerance from the derived rate.

     The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation were as follows:

                                                        DECEMBER 31,
                                       -----------------------------------------------
                                                2005                     2004
                                       ----------------------   ----------------------
Pre-Medicare eligible claims.........  11% down to 5% in 2012   12% down to 5% in 2012
Medicare eligible claims.............  11% down to 5% in 2012   12% down to 5% in 2012

     Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trends would have the following effects:

                                                    ONE PERCENT INCREASE   ONE PERCENT DECREASE
                                                    --------------------   --------------------
                                                                   (IN MILLIONS)
Effect on total of service and interest cost
  components......................................         $  --                   $--
Effect on accumulated postretirement benefit
  obligation......................................         $   2                   $(2)

PLAN ASSETS

     The weighted average allocation of pension plan assets is as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2005    2004
                                                              -----   -----
ASSET CATEGORY
Equity securities...........................................    75%     76%
Fixed maturities............................................    25%     24%
                                                               ---     ---
  Total.....................................................   100%    100%
                                                               ===     ===

     The weighted average target allocation of pension plan assets for 2006 is as follows:

                                                               PENSION
                                                               BENEFITS
                                                               --------
ASSET CATEGORY
Equity securities...........................................      75%
Fixed maturities............................................      25%

     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

CASH FLOWS

     The Company expects to contribute $7 million to its pension plan and $136 thousand to its other benefit plans during 2006.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Gross benefit payments for the next ten years, which reflect expected future service, as appropriate, are expected to be as follows:

                                                            PENSION BENEFITS   OTHER BENEFITS
                                                            ----------------   --------------
                                                                      (IN MILLIONS)
2006......................................................        $ 5              $  --
2007......................................................        $ 4              $  --
2008......................................................        $ 4              $  --
2009......................................................        $ 5              $  --
2010......................................................        $ 5              $  --
2011-2015.................................................        $30              $   2

SAVINGS AND INVESTMENT PLANS

     The Company and MetLife sponsor savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $3 million, $2 million and $2 million to these plans during the years ended December 31, 2005, 2004 and 2003, respectively.

11.  EQUITY

PARENT'S INTEREST IN PREFERRED STOCK OF A SUBSIDIARY

     On December 16, 2003, MetLife Inc. transferred 2,532,600 shares of common stock of RGA to Equity Intermediary Company ("EIC"), a subsidiary of the Company, in exchange for 93,402 shares of Series A Cumulative Preferred Stock ("the Preferred Shares"). Holders of the Preferred Shares are entitled to receive cumulative cash dividends at the annual applicable rate of 7% times the Liquidation Preference of $1,000 per share payable quarterly, when and if declared by the Board of Directors. Holders of the Preferred Shares have no voting rights, except as required by applicable law. The Preferred Shares rank senior to the common stock.

     In December 2004, MetLife contributed the 93,402 Preferred Shares of EIC to the Company. Upon the dissolution of EIC, the Company retired the shares and recorded a contribution of capital of $93 million from GenAmerica.

DIVIDEND RESTRICTIONS

     The Company and its insurance subsidiaries are subject to limitations on the payment of dividends to their parents. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of:
(i) 10% of the insurance subsidiaries' statutory surplus as of the immediately preceding calendar year or (ii) the insurance subsidiaries' statutory gain from operations for the preceding year (excluding realized investment gains). The Company paid to GenAmerica stockholder dividends in the amount of $13 million, $40 million and $1 million for the years ended December 31, 2005, 2004 and 2003. As of December 31, 2005, the maximum amount of the dividend, which may be paid to GenAmerica from the Company in 2006, without prior regulatory approval, is $167 million.

STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES action. Each of the Holding Company's U.S. insurance subsidiaries exceeded the minimum risk-based capital requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance (the "Department") has fully adopted Codification for the preparation of statutory financial statements of insurance companies domiciled in Missouri. The impact of adoption did not materially impact statutory capital and surplus. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     Statutory net loss of General American Life Insurance Company, a Missouri domiciled insurer, was $34 million, $80 million and $151 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $1,677 million and $1,297 million at December 31, 2005 and 2004, respectively.

OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2005     2004     2003
                                                              ------   ------   -------
                                                                    (IN MILLIONS)
Holding gains on investments arising during the year........   $123     $210     $ 242
Income tax effect of holding gains..........................    (55)     (88)     (111)
Reclassification adjustments:
  Recognized holding losses included in current year
     income.................................................    (21)     (89)      (54)
  Amortization of premium and accretion of discounts
     associated with investments............................     (8)     (14)      (45)
  Income tax effect.........................................     15       43        45
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts.............................     42       77       (10)
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts................................    (21)     (32)        5
                                                               ----     ----     -----
Net unrealized investment gains.............................     75      107        72
Foreign currency translation adjustment.....................      3       14        25
Minimum pension liability adjustment........................      2       (1)       (5)
                                                               ----     ----     -----
Other comprehensive income..................................   $ 80     $120     $  92
                                                               ====     ====     =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

12.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Compensation...............................................  $   39   $   46   $   68
Commissions................................................     493    1,076      959
Interest and debt issue costs..............................      50       48       44
Amortization of policy acquisition costs...................     697      495      448
Capitalization of policy acquisition costs.................    (649)    (960)    (958)
Minority interest..........................................     164      162      132
Other......................................................     353      389      380
                                                             ------   ------   ------
  Total other expenses.....................................  $1,147   $1,256   $1,073
                                                             ======   ======   ======

13.  ACQUISITIONS AND DISPOSITIONS

     In March, 2005, the Company dissolved its wholly owned subsidiary, GenAmerican Management Corporation, into its parent.

     In March 2005, the Company sold its White Oak and Krisman subsidiaries to Metropolitan Life. The amount received below book value was recorded as a return of capital to Metropolitan Life of $7 million. Total assets and total liabilities of the entities sold at December 31, 2004 were $40 million and $3 million, respectively. Total revenues of the entities sold included in the Company's consolidated revenues were $7 million and ($1) million for the years ended December 31, 2004 and 2003, respectively.

     In December 2004, EIC, a wholly owned subsidiary of the Company, was dissolved. See Note 11.

     In September 2003, RGA announced a coinsurance agreement under which it assumed the traditional U.S. life insurance business of Allianz Life Insurance Company of North America. The transaction closed during the fourth quarter of 2003 with an effective date retroactive to July 1, 2003. The transaction added approximately $278 billion of life insurance in-force, $246 million of premiums and $11 million of pre-tax income, excluding minority interest expense, to the fourth quarter of 2003.

14.  DISCONTINUED OPERATIONS

REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the components of income from discontinued real estate operations:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2005      2004      2003
                                                              -----     -----     -----
                                                                    (IN MILLIONS)
Investment income...........................................   $--       $ 2       $--
Investment expense..........................................    --        (1)       (1)
Net investment gains (losses)...............................    --        --        (1)
                                                               ---       ---       ---
  Total revenues............................................    --         1        (2)
Provision for income taxes..................................    --        --         1
                                                               ---       ---       ---
  Income (loss) from discontinued operations net of income
     tax....................................................   $--       $ 1       $(1)
                                                               ===       ===       ===

     There was no real estate related to discontinued operations at December 31, 2005 and 2004.

15.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                           NOTIONAL   CARRYING   ESTIMATED
                                                            AMOUNT     VALUE     FAIR VALUE
                                                           --------   --------   ----------
DECEMBER 31, 2005                                                   (IN MILLIONS)
Assets:
  Fixed maturities.......................................             $15,086     $15,086
  Equity securities......................................             $   201     $   201
  Mortgage loans on real estate..........................             $   896     $   898
  Policy loans...........................................             $ 2,645     $ 2,645
  Short-term investments.................................             $   153     $   153
  Cash and cash equivalents..............................             $   268     $   268
  Mortgage loan commitments..............................    $26      $    --     $    --
Liabilities:
  Policyholder account balances..........................             $ 6,868     $ 6,235
  Long-term debt.........................................             $   900     $   953
  Shares subject to mandatory redemption.................             $   159     $   228
  Payables for collateral under securities loaned and
     other transactions..................................             $ 1,383     $ 1,383

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                           NOTIONAL   CARRYING   ESTIMATED
                                                            AMOUNT     VALUE     FAIR VALUE
                                                           --------   --------   ----------
DECEMBER 31, 2004                                                   (IN MILLIONS)
Assets:
  Fixed maturities.......................................             $13,912     $13,912
  Equity securities......................................             $   178     $   178
  Mortgage loans on real estate..........................             $ 1,090     $ 1,133
  Policy loans...........................................             $ 2,625     $ 2,625
  Short-term investments.................................             $    86     $    86
  Cash and cash equivalents..............................             $   372     $   372
  Mortgage loan commitments..............................    $17      $    --     $    --
Liabilities:
  Policyholder account balances..........................             $ 6,301     $ 5,808
  Long-term debt.........................................             $   506     $   540
  Shares subject to mandatory redemption.................             $   158     $   223
  Payables for collateral under securities loaned and
     other transactions..................................             $ 1,461     $ 1,461

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturity and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

MORTGAGE LOANS ON REAL ESTATE AND MORTGAGE LOAN COMMITMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments.

POLICY LOANS

     The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances which do not have final contractual maturities are assumed to equal their current net surrender value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

LONG-TERM DEBT AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The fair values of long-term debt and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

PAYABLES UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables under securities loaned and other transactions approximate fair value.

DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

16.  RELATED PARTY TRANSACTIONS

     Effective September 30, 2005, the Company recaptured its reinsurance agreement with Missouri Reinsurance (Barbados) Inc. ("Missouri"), an affiliate. This agreement ceded, on a coinsurance basis, all business owned life insurance policies. As a result of the recapture of this agreement, the Company paid a recapture fee of $15 million to Missouri and $276 million in assets supporting the liabilities on this treaty were transferred from Missouri to the Company.

     Effective January 1, 2005, the Company entered into a reinsurance agreement to cede an in force block of business to MetLife Investors USA Insurance Company ("MLI USA"), an affiliate. This agreement covered certain term and universal life policies issued by the Company on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, the Company transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in force as of December 31, 2004. As a result of the transfer of assets, the Company recognized a realized gain of $20 million, net of income taxes. The Company also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in force business as of January 1, 2005. For the policies issued on or after January 1, 2005, the Company ceded premiums and related fees of $192 million and ceded benefits and related costs of $143 million for the year ended December 31, 2005. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2005 were $932 million.

     Effective January 1, 2005, the Company recaptured its reinsurance agreement with Exeter Reassurance Company, Ltd., an affiliate. This agreement ceded, on a modified co-insurance basis, certain policies issued by the Company with universal life secondary guarantees. There was no recapture fee paid since the terms of the recapture agreement for this treaty resulted in no fees due to either party. The recapture of this agreement resulted in a pre-tax gain of $1 million for the year ended December 31, 2005.

     On December 23, 2004, the Company dissolved its wholly owned subsidiary, EIC. Prior to the dissolution, EIC had preferred stock issued and outstanding held by MetLife. Upon dissolution, MetLife contributed the preferred shares to the Company through its parent in the form of a capital contribution for $93 million.

     In 2003, the Company received a non-cash capital contribution of $131 million associated with Metropolitan Life's transfer of the outstanding shares of RGA common stock to EIC.

     Effective January 2001, the Company entered into a financial reinsurance agreement with Metropolitan Life. Metropolitan Life assumes substantially all of the Company's supplementary contracts without life contingencies. The Company had policyholder account balances and corresponding recoverables from reinsurers, in premiums and other receivables, for the same amounts of $143 million and $146 million at December 31, 2005 and 2004 respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     RGA has reinsurance transactions with Metropolitan Life and certain of its subsidiaries. Under these agreements, RGA reflected net assumed premiums of approximately $189 million, $127 million and $119 million in 2005, 2004 and 2003, respectively. The earned premiums reflect the net of business assumed from and ceded to Metropolitan Life and its subsidiaries. The pre-tax income on this business was approximately $10 million, $27 million and $12 million in 2005, 2004 and 2003, respectively.

     Under the terms of a master service agreement with Metropolitan Life, the Company and its subsidiaries paid $5 million, $7 million and $6 million in investment management fees and $87 million, $110 million and $100 million for other administrative services in 2005, 2004 and 2003, respectively. The Company had $976 million and $519 million of receivables with affiliates as of December 31, 2005 and 2004, respectively.

     At December 31, 2005, the Company held no assets in the Metropolitan Money Market Pool of affiliated companies. At December 31, 2004, the Company held $44 million of assets in the Metropolitan Money Market Pool of affiliated companies. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company transferred assets with a cost or amortized cost and fair market value of $464 million and $495 million, and $191 million and $198 million, for the years ended December 31, 2005 and 2004, respectively. The realized capital gains (losses) recognized on those transfers were $31 million and $7 million for the years ended December 31, 2005 and 2004, respectively. There were no assets transferred for the year ended December 31, 2003. The Company purchased assets from affiliates with a fair market value of $382 million and $7 million for the years ended December 31, 2005 and 2004, respectively.

     These transactions are based upon agreed upon amounts that might differ from amounts that would be charged if such transactions were among third parties.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

17.  SUBSEQUENT EVENTS

     On May 1, 2006, the Company sold its wholly owned subsidiary, Paragon, to its ultimate parent, MetLife. Immediately following the sale, MetLife merged Paragon with and into Metropolitan Life. The Company received consideration of approximately $76 million for Paragon. At December 31, 2005, Paragon had total assets of $727 million, total liabilities of $643 million, and net income of $7 million.

     On June 28, 2006, a subsidiary of RGA, Timberlake Financial L.L.C. completed an offering of $850 million of 30-year notes. The notes represent senior, secured indebtedness of Timberlake Financial, L.L.C. and its assets with no recourse to RGA or its subsidiaries. Up to $150 million of additional notes may be offered in the future. The proceeds of the offering will provide long-term collateral to support Regulation Triple X reserves on approximately
1.5 million term life insurance policies with guaranteed level premium periods reinsured by RGA Reinsurance Company, a U.S. subsidiary of RGA.

     On June 28, 2006, the Company paid to GenAmerica stockholder dividends in the amount of $13 million.

                                    Part II

                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                             RULE 484 UNDERTAKING

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                         UNDERTAKINGS OF THE DEPOSITOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), filed as an exhibit to this

Registration Statement (the "Guarantee"), the Depositor hereby undertakes to provide notice to policyholders covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

These significant events include: (i) termination of the Guarantee that has a material adverse effect on the policyholder's rights under the Guarantee;
(ii) a default under the Guarantee that has a material adverse effect on the policyholder's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").

Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.

                                REPRESENTATIONS

MetLife Investors Insurance Company hereby represents that the fees and charges deducted under the modified single premium variable life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Investors Insurance Company.

                      CONTENTS OF REGISTRATION STATEMENT

   This Registration Statement comprises the following papers and documents:

   The facing sheet.

   The prospectus consisting of 242 pages.

   The undertaking to file reports.

   The undertaking pursuant to Rule 484(b) under the Securities Act of 1933.

   The undertakings of the Depositor.

   Representations.

   The signatures.

   Written consents of the following persons:

      Opinion and Consent of Counsel of MetLife Investors (see Exhibit 3(i) below)

      J. Robert Hopson, F.S.A., M.A.A.A. (see Exhibit 3(ii) below)

      Opinion and Consent of Guarantor's Counsel: Blackwell Sanders Peper Martin LLP (See Exhibit 3(iii) below)

      Independent Registered Public Accounting Firm (see Exhibit 11 below)

The following exhibits:

1.A.(1)      Resolution of the Board of Directors of COVA Financial Services
             Life Insurance Company establishing the separate account dated
             March 24, 1992 1
    (2)      Not Applicable
    (3) (a)  Form of Principal Underwriter's Agreement 6
        (b)  Selling Agreement 2
        (c)  Schedule of Commissions 2
    (4)      Not Applicable
    (5)      Modified Single Premium Variable Life Insurance Policy 1
    (6) (a)  Articles of Incorporation of the Company 1
        (b)  By-Laws of the Company 1
    (7)      Not Applicable
    (8)      Not Applicable
    (9) (a)  Form of Fund Participation Agreement among AIM Variable Insurance
             Funds, Inc., AIM Distributors, Inc., COVA Financial Services Life
             Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company 3
        (b)  Form of Fund Participation Agreement among Templeton Variable
             Products Series Fund, Franklin Templeton Distributors, Inc., COVA
             Financial Services Life Insurance Company 4
        (c)  Form of Participation Agreement between MetLife Investors
             Insurance Company and MetLife Investors Series Trust 7
        (d)  Form of Participation Agreement between MetLife Investors
             Insurance Company and Metropolitan Series Fund, Inc. 8
        (e)  Amended and Restated Net Worth Maintenance Agreement among
             MetLife, Inc. and MetLife Investors Insurance Company (effective
             December 16, 2004) 9
        (f)  Guarantee Agreement (General American Life Insurance Company)
             (June 1, 1995)
   (10)      Application Forms 1
2.           See Exhibit 3(i)
3.(i)        Opinion and Consent of Counsel
  (ii)       Opinion and Consent of J. Robert Hopson, FSA, MAAA 5
  (iii)      Opinion and Consent of Counsel of Missouri (Guarantor)
4.           None
5.           Inapplicable
6.           Inapplicable
7.      (i)  Powers of Attorney of MetLife Investors Insurance Company
        (ii) Powers of Attorney of General American Life Insurance Company (as Guarantor)
8.           Contingent Reinsurance Agreement between MetLife Investors
               Insurance Company and General American Life Insurance Company 9
9.           Inapplicable
10.          Inapplicable
11.          Consent of Independent Registered Public Accounting Firm

--------
1 Incorporated herein by reference to the Variable Account's Form S-6 Registration Statement, File No. 333-17963, filed December 16, 1996.

2 Incorporated herein by reference to the Variable Account's Pre-Effective Amendment No. 1 to Form S-6 Registration Statement, File No. 333-17963, filed March 24, 1997.
3 Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement, File No. 333-34741 and 811-52000, filed on January 26, 1998.
4 Incorporated herein by reference to Post-Effective Amendment No. 3 to the Variable Account's Form S-6 Registration Statement, File No. 333-17963, filed April 29, 1999.
5 Incorporated herein by reference to Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 333-17963, filed April 28, 2000.
6 Incorporated herein by reference to Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 333-17963, filed February 8, 2001.
7 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 333-69522, filed December 20, 2001.
8 Incorporated herein by reference to Post-Effective Amendment No. 14 to MetLife Investors Variable Annuity Account One Registration Statement on Form N-4, File No. 333-50540, filed October 7, 2005
9 Incorporated herein by reference to Post-Effective Amendment No. 16 to the MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File No. 333-50540, filed on April 21, 2006.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, the registrant, MetLife Investors Variable Life Account One, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Irvine, and the State of California, on the 6th day of November, 2006.

                          MetLife Investors Variable Life Account One
                            (Registrant)

                          By: MetLife Investors Insurance Company
                                (Depositor)

                          By: /s/ Richard C. Pearson
                              ----------------------------------------------
                              Richard C. Pearson
                              Executive Vice President, General Counsel
                              and Secretary

Attest:

/s/ Jonnie L. Crawford
-------------------------
Jonnie L. Crawford

   Pursuant to the requirements of the Securities Act of 1933, MetLife Investors Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Irvine, and the State of California, on the 6th day of November, 2006.

                                    MetLife Investors Insurance Company
(Seal)

Attest: /s/ Jonnie L. Crawford      By:  /s/ Richard C. Pearson
        ----------------------           -----------------------------
        Jonnie L. Crawford               Richard C. Pearson
                                         Executive Vice President,
                                         General Counsel and Secretary

   Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons, in the capacities indicated, on November 6, 2006.

 /s/ Michael K. Farrell*                Chairman of the Board, President and
 -------------------------------------  Chief Executive Officer
 Michael K. Farrell

 /s/ James P. Bossert*                  Director and Executive Vice President
 -------------------------------------
 James P. Bossert

 /s/ Susan A. Buffum*                   Director
 -------------------------------------
 Susan A. Buffum

 /s/ Charles V. Curcio*                 Vice President Finance (Principal
 -------------------------------------  Financial Officer)
 Charles V. Curcio

 /s/ Michael R. Fanning*                Director
 -------------------------------------
 Michael R. Fanning

 /s/ Elizabeth M. Forget*               Director
 -------------------------------------
 Elizabeth M. Forget

 /s/ George Foulke*                     Director
 -------------------------------------
 George Foulke

 /s/ Richard C. Pearson*                Director, Executive Vice President,
 -------------------------------------  General Counsel and Secretary
 Richard C. Pearson

 /s/ Paul A. Sylvester*                 Director
 -------------------------------------
 Paul A. Sylvester

 /s/ Jeffrey A. Tupper*                 Director
 -------------------------------------
 Jeffrey A. Tupper

                                              By: /s/ John E. Connolly, Jr.
                                                  -----------------------------
                                                  John E. Connolly, Jr.,
                                                  Attorney-in-fact

--------
* Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, General American Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf in the City of St. Louis and State of Missouri on this 6th day of November, 2006.

                                  GENERAL AMERICAN LIFE INSURANCE COMPANY
                                  (Guarantor)

                                  By: /s/ William C. Lane
                                      ---------------------------------
                                      William C. Lane Vice President and
                                      Associate General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on November 6, 2006.

Signature                                             Title
---------                              ------------------------------------

/s/ Lisa M. Weber*                     Chairman of the Board, President and
-------------------------------------        Chief Executive Officer
Lisa M. Weber

/s/ Kenneth J. Eiger*                       Assistant Vice President
-------------------------------------         (principal financial
Kenneth J. Eiger                                     officer)

/s/ Michael K. Farrell*                             Director
-------------------------------------
Michael K. Farrell

/s/ Leland C. Launer*                               Director
-------------------------------------
Leland C. Launer, Jr.

/s/ James L. Lipscomb*                              Director
-------------------------------------
James L. Lipscomb

Joseph J. Prochaska, Jr.*                  Executive Vice President and
-------------------------------------       Chief Accounting Officer
Joseph J. Prochaska, Jr.

/s/ Catherine A. Rein*                              Director
-------------------------------------
Catherine A. Rein

/s/ Stanely J. Talbi*                               Director
-------------------------------------
Stanley J. Talbi

/s/ Michael J. Vietri*                              Director
-------------------------------------
Michael J. Vietri

/s/ William J. Wheeler*                             Director
-------------------------------------
William J. Wheeler

/s/ Anthony J. Williamson*
-------------------------------------     Director, Senior Vice President
Anthony J. Williamson                              and Treasurer

                                              By: /s/ John E. Connolly, Jr.
                                                  -----------------------------
                                                  John E. Connolly, Jr. Esq
                                                  Attorney-in-fact
--------
* Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT LIST

 1.A. 9(f)       Guarantee Agreement (General American Life Insurance Company)

 3.        (i)   Opinion and Consent of Counsel

           (iii) Opinion and Consent of Counsel of Missouri (Guarantor)

 7.        (i)   Powers of Attorney of MetLife Investors Insurance Company

           (ii)  Powers of Attorney of General American Life Insurance Company

 11.             Consent of the Independent Registered Public Accounting Firm